UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21475

                               RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                   Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

                                       Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-313-1341

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2015

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

	RBC Funds

About Your Semi Annual Report

This semi annual report includes detailed information about the Access Capital Community Investment Fund (the “Fund”) including financial statements, performance, and a complete list of holdings.

The Fund compares its performance against the Barclays U.S. Securitized Index and the Barclays U.S. Aggregate Bond Index which are widely used market indices.

We hope the financial information presented will help you evaluate your investment in the Fund. We also encourage you to read your Fund’s prospectus for further detail as to the Fund’s investment policies and risk profile. Fund prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of the Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics	3
	Schedule of Portfolio Investments	5
	Financial Statements
	- Statement of Assets and Liabilities	25
	- Statement of Operations	27
	- Statements of Changes in Net Assets	28
	- Statement of Cash Flows	29
	Financial Highlights	30
	Notes to Financial Statements	32
	Share Class Information	42
	Supplemental Information	43

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the Access Capital Community Investment Fund. RBC GAM (US) employs a team approach to the management of the Access Capital Community Investment Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM (US). In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for its community investment strategy, including the Access Capital Community Investment Fund, and many of RBC GAM (US)’s government mandates. Brian joined RBC GAM (US) in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM (US), he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Scott Kirby

Vice President, Senior Portfolio Manager

Scott Kirby is a member of the government and mortgage research team in RBC GAM (US)’s fixed income group and serves as co-portfolio manager for the firm’s community investment strategy, including the Access Capital Community Investment Fund. Scott joined RBC GAM (US) in 2012 and most recently served as manager of investments of a broad-based asset portfolio for a large foundation, supporting its mission to reduce poverty. Previously he led the structured assets investment team of Ameriprise Financial/Riversource Investments, where he served as senior portfolio manager for more than $20 billion in agency and non-agency mortgage-backed, commercial mortgage-backed and asset-backed securities. He earned a BS in finance and an MBA in finance from the University of Minnesota Carlson School of Management.

Scott Kirby

1

PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2015 (Unaudited)
Access Capital Community Investment Fund
	1 Year	3 Year	5 Year	10 Year	Since Inception	Expense Ratio*
Class A (a)
- Including Maximum Sales Charge of 3.75%	0.92%	0.84%	2.23%	3.61%	4.20%
- At Net Asset Value	4.86%	2.14%	3.02%	4.01%	4.44%	1.01%
Class I (b)
- At Net Asset Value	5.25%	2.45%	3.31%	4.23%	4.73%	0.65%

Barclays U. S. Securitized Index (c)	5.41%	2.61%	3.81%	4.81%	5.33%
Barclays U. S. Aggregate Bond Index (c)	5.72%	3.10%	4.41%	4.93%	5.42%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us.

The Barclays U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, investment-grade bonds and asset-backed securities.

The Barclays U.S. Aggregate Bond Index is an unmanaged index that tracks the performance of a representative list of government, corporate, asset-backed and mortgage-backed securities.

(a) The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(b) Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(c) You cannot invest directly into the index.

*   The Fund’s expenses reflect the most recent year end (September 30, 2014).

2

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Current income and capital appreciation				Investment Objective Benchmark
Barclays U.S. Securitized Index
Barclays U.S. Aggregate Bond Index
				Asset Allocation (as of 3/31/15) (% of fund’s investments)
Fannie Mae Pool #AK2386, 3.50%, 2/1/42	2.55%	Fannie Mae Pool #466934, 4.10%, 1/1/21	1.23%	Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)
Fannie Mae Pool #AS4737, 3.50%, 4/1/45	2.01%	Ginnie Mae Series 2012-114, Class A, 2.10%, 1/16/53	1.19%
Ginnie Mae Series 2014-172, Class AF, 2.50%, 1/1/55	1.91%	Ginnie Mae Series 2012-33, Class B, 2.89%, 3/16/46	1.15%
Fannie Mae Pool #465537, 4.20%, 7/1/20	1.55%	Ginnie Mae Pool #AC9541, 2.12%, 2/15/48	1.15%
Ginnie Mae Series 2012-58, Class B, 2.20%, 3/16/44	1.48%	Fannie Mae Pool #AM4392, 3.79%, 10/1/23	1.07%
*A listing of all portfolio holdings can be found beginning on page 5.

3

FUND STATISTICS (UNAUDITED)

Access Capital Community Investment Fund

Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2015 (Unaudited)

Principal Amount		Value
Municipal Bonds — 3.91%
California — 0.20%
$ 80,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$82,784

950,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	980,989

		1,063,773

Delaware — 0.46%
275,000	Delaware State Housing Authority Revenue, 4.65%, 7/1/26, (Credit Support: AMBAC), Callable 7/1/15 @ 100	275,525

680,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	681,822

780,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	807,472

570,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	589,112

		2,353,931

Massachusetts — 0.41%
545,000	Massachusetts Housing Finance Agency Revenue, Series 170, 1.51%, 12/1/17	546,488

250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	252,480

330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	333,412

160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	164,277

575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	587,817

205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	210,543

		2,095,017

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
Mississippi — 0.02%
$ 100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	$106,058

Missouri — 0.88%
4,500,000	Missouri Housing Development Commission, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	4,511,520

New York — 1.88%
750,000	New York City Housing Development Corp. Revenue, 1.54%, 2/1/17	760,027

500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	509,515

750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	767,220

665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	671,078

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	712,446

1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	1,011,010

1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	1,354,077

1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,352,221

1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,367,828

1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	1,156,291

		9,661,713

Vermont — 0.06%
160,000	Vermont Housing Finance Agency Revenue, Series C, 1.20%, 8/15/16	161,333

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 165,000	Vermont Housing Finance Agency Revenue, Series C, 1.95%, 8/15/17	$168,590

		329,923

Total Municipal Bonds		20,121,935

(Cost $19,686,014)
U.S. Government Agency Backed Mortgages — 107.19%
Fannie Mae — 68.18%
2,300,000	(TBA), 3.50%, 4/1/44(a)	2,433,269
1,000,000	(TBA), 2.59%, 11/1/15(a)	1,004,782
48,268	Pool #257612, 5.00%, 5/1/38	54,837
176,808	Pool #257613, 5.50%, 6/1/38	196,395
169,375	Pool #257631, 6.00%, 7/1/38	194,165
54,032	Pool #257632, 5.50%, 7/1/38	61,658
74,767	Pool #257656, 6.00%, 8/1/38	85,094
131,385	Pool #257663, 5.50%, 8/1/38	149,025
115,756	Pool #257857, 6.00%, 12/1/37	133,031
65,738	Pool #257869, 5.50%, 12/1/37	74,790
118,181	Pool #257890, 5.50%, 2/1/38	133,974
123,563	Pool #257892, 5.50%, 2/1/38	140,983
46,236	Pool #257897, 5.50%, 2/1/38	52,718
46,504	Pool #257898, 6.00%, 2/1/38	53,572
51,670	Pool #257902, 6.00%, 2/1/38	59,528
137,517	Pool #257903, 5.50%, 2/1/38	155,164
82,189	Pool #257913, 5.50%, 1/1/38	93,197
73,482	Pool #257926, 5.50%, 3/1/38	83,806
98,361	Pool #257943, 6.00%, 4/1/38	113,259
79,243	Pool #257995, 6.00%, 7/1/38	90,877
66,239	Pool #258022, 5.50%, 5/1/34	75,484
88,793	Pool #258027, 5.00%, 5/1/34	99,462
104,297	Pool #258030, 5.00%, 5/1/34	116,699
147,361	Pool #258070, 5.00%, 6/1/34	165,988
44,293	Pool #258121, 5.50%, 6/1/34	50,475
145,016	Pool #258152, 5.50%, 8/1/34	165,007
205,349	Pool #258157, 5.00%, 8/1/34	230,023
172,635	Pool #258163, 5.50%, 8/1/34	196,109
124,050	Pool #258166, 5.50%, 9/1/34	140,394
77,903	Pool #258171, 5.50%, 10/1/34	88,642
157,621	Pool #258173, 5.50%, 10/1/34	178,340
145,163	Pool #258180, 5.00%, 10/1/34	162,424
43,124	Pool #258222, 5.00%, 11/1/34	48,561
111,082	Pool #258224, 5.50%, 12/1/34	125,718
210,855	Pool #258238, 5.00%, 1/1/35	235,927
99,546	Pool #258251, 5.50%, 1/1/35	113,082
114,682	Pool #258258, 5.00%, 1/1/35	128,318

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$233,355	Pool #258305, 5.00%, 3/1/35	$261,102
101,780	Pool #258336, 5.00%, 4/1/35	114,614
67,332	Pool #258340, 5.00%, 3/1/35	75,759
22,653	Pool #258393, 5.00%, 5/1/35	25,489
69,337	Pool #258394, 5.00%, 5/1/35	78,015
261,342	Pool #258395, 5.50%, 6/1/35	295,450
66,791	Pool #258403, 5.00%, 6/1/35	75,150
89,530	Pool #258404, 5.00%, 6/1/35	100,371
52,009	Pool #258410, 5.00%, 4/1/35	58,518
54,982	Pool #258411, 5.50%, 5/1/35	62,639
123,831	Pool #258448, 5.00%, 8/1/35	138,439
211,827	Pool #258450, 5.50%, 8/1/35	240,167
99,602	Pool #258456, 5.00%, 8/1/35	111,477
71,526	Pool #258479, 5.50%, 7/1/35	81,163
89,797	Pool #258552, 5.00%, 11/1/35	101,036
394,687	Pool #258571, 5.50%, 11/1/35	446,937
96,442	Pool #258600, 6.00%, 1/1/36	111,130
376,861	Pool #258627, 5.50%, 2/1/36	426,398
111,305	Pool #258634, 5.50%, 2/1/36	126,196
59,800	Pool #258658, 5.50%, 3/1/36	68,127
58,091	Pool #258737, 5.50%, 12/1/35	66,181
82,096	Pool #258763, 6.00%, 5/1/36	94,741
47,555	Pool #259004, 8.00%, 2/1/30	58,186
53,567	Pool #259030, 8.00%, 4/1/30	64,718
50,466	Pool #259181, 6.50%, 3/1/31	59,244
17,261	Pool #259187, 6.50%, 4/1/31	19,599
79,818	Pool #259190, 6.50%, 4/1/31	93,980
77,508	Pool #259201, 6.50%, 4/1/31	91,311
39,106	Pool #259306, 6.50%, 9/1/31	45,952
90,855	Pool #259316, 6.50%, 11/1/31	107,081
34,649	Pool #259378, 6.00%, 12/1/31	40,287
38,584	Pool #259393, 6.00%, 1/1/32	44,955
48,100	Pool #259590, 5.50%, 11/1/32	54,961
198,088	Pool #259611, 5.50%, 11/1/32	224,316
59,738	Pool #259634, 5.50%, 12/1/32	67,179
66,449	Pool #259655, 5.50%, 2/1/33	75,963
154,580	Pool #259659, 5.50%, 2/1/33	175,493
36,916	Pool #259671, 5.50%, 2/1/33	42,201
90,158	Pool #259686, 5.50%, 3/1/33	102,312
43,604	Pool #259722, 5.00%, 5/1/33	48,903
55,136	Pool #259724, 5.00%, 5/1/33	61,959
140,784	Pool #259725, 5.00%, 5/1/33	157,587
69,369	Pool #259726, 5.00%, 5/1/33	77,759
119,044	Pool #259729, 5.00%, 6/1/33	133,190
61,705	Pool #259734, 5.50%, 5/1/33	69,392
69,416	Pool #259761, 5.00%, 6/1/33	77,779
129,405	Pool #259764, 5.00%, 7/1/33	144,395
132,018	Pool #259777, 5.00%, 7/1/33	147,502

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 92,129	Pool #259781, 5.00%, 7/1/33	$103,088
56,034	Pool #259789, 5.00%, 7/1/33	62,968
102,762	Pool #259807, 5.00%, 8/1/33	114,935
142,690	Pool #259816, 5.00%, 8/1/33	159,373
31,077	Pool #259819, 5.00%, 8/1/33	34,919
134,347	Pool #259830, 5.00%, 8/1/33	150,260
37,973	Pool #259848, 5.00%, 9/1/33	42,672
80,175	Pool #259867, 5.50%, 10/1/33	91,224
98,662	Pool #259869, 5.50%, 10/1/33	110,953
124,139	Pool #259875, 5.50%, 10/1/33	140,635
77,274	Pool #259876, 5.50%, 10/1/33	87,917
44,637	Pool #259879, 5.50%, 10/1/33	51,061
91,034	Pool #259906, 5.50%, 11/1/33	103,377
56,624	Pool #259928, 5.50%, 12/1/33	64,580
199,722	Pool #259930, 5.00%, 11/1/33	222,360
42,530	Pool #259961, 5.50%, 3/1/34	48,466
117,411	Pool #259976, 5.00%, 3/1/34	131,886
42,639	Pool #259998, 5.00%, 3/1/34	48,015
499,297	Pool #381985, 7.97%, 9/1/17	498,312
837,601	Pool #387472, 4.89%, 6/1/15	839,276
7,231,499	Pool #465537, 4.20%, 7/1/20	7,968,770
709,245	Pool #465946, 3.61%, 9/1/20	764,347
5,762,616	Pool #466934, 4.10%, 1/1/21	6,338,428
3,296,191	Pool #467882, 4.24%, 6/1/21	3,655,931
2,374,644	Pool #468104, 3.93%, 5/1/18	2,546,989
822,936	Pool #469239, 2.69%, 10/1/18	855,186
456,915	Pool #470439, 2.91%, 5/1/22	476,758
3,302,056	Pool #470561, 2.94%, 2/1/22	3,454,254
954,574	Pool #471478, 2.61%, 8/1/22	981,408
3,506,685	Pool #471948, 2.86%, 7/1/22	3,647,493
214,912	Pool #557295, 7.00%, 12/1/29	251,534
31,542	Pool #575886, 7.50%, 1/1/31	38,251
80,353	Pool #576445, 6.00%, 1/1/31	92,897
114,385	Pool #579402, 6.50%, 4/1/31	134,232
153,518	Pool #583728, 6.50%, 6/1/31	180,497
77,088	Pool #585148, 6.50%, 7/1/31	90,801
39,000	Pool #590931, 6.50%, 7/1/31	45,905
68,450	Pool #590932, 6.50%, 7/1/31	80,259
93,255	Pool #601865, 6.50%, 4/1/31	106,358
136,521	Pool #601868, 6.00%, 7/1/29	157,701
91,551	Pool #607611, 6.50%, 11/1/31	107,913
216,138	Pool #634271, 6.50%, 5/1/32	253,903
25,065	Pool #640146, 5.00%, 12/1/17	26,137
47,398	Pool #644232, 6.50%, 6/1/32	55,706
29,068	Pool #644432, 6.50%, 7/1/32	34,045
47,555	Pool #644437, 6.50%, 6/1/32	55,899
2,920,222	Pool #663159, 5.00%, 7/1/32(b)	3,255,488
174,516	Pool #670278, 5.50%, 11/1/32	198,066

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 48,204	Pool #676702, 5.50%, 11/1/32	$54,516
57,888	Pool #677591, 5.50%, 12/1/32	65,716
200,077	Pool #681883, 6.00%, 3/1/33	231,597
63,052	Pool #683087, 5.00%, 1/1/18	65,896
42,156	Pool #684644, 4.50%, 6/1/18	44,158
270,745	Pool #686542, 5.50%, 3/1/33	304,472
256,141	Pool #695961, 5.50%, 1/1/33	289,838
329,463	Pool #696407, 5.50%, 4/1/33	374,213
723,483	Pool #702478, 5.50%, 6/1/33	817,291
226,248	Pool #702479, 5.00%, 6/1/33	252,812
77,522	Pool #703210, 5.50%, 9/1/32	87,179
345,794	Pool #720025, 5.00%, 8/1/33	386,609
281,922	Pool #723066, 5.00%, 4/1/33	314,903
283,620	Pool #723067, 5.50%, 5/1/33	319,688
307,070	Pool #723070, 4.50%, 5/1/33	338,017
327,960	Pool #727311, 4.50%, 9/1/33	360,972
899,748	Pool #727312, 5.00%, 9/1/33	1,004,128
247,148	Pool #727315, 6.00%, 10/1/33	286,163
302,384	Pool #738589, 5.00%, 9/1/33	338,270
337,712	Pool #739269, 5.00%, 9/1/33	377,271
181,089	Pool #743595, 5.50%, 10/1/33	204,971
186,072	Pool #748041, 4.50%, 10/1/33	204,364
199,645	Pool #749891, 5.00%, 9/1/33	223,365
206,991	Pool #749897, 4.50%, 9/1/33	227,788
46,584	Pool #750984, 5.00%, 12/1/18	49,320
150,223	Pool #751008, 5.00%, 12/1/18	158,605
273,079	Pool #753533, 5.00%, 11/1/33	304,358
98,021	Pool #755679, 6.00%, 1/1/34	113,592
113,812	Pool #755745, 5.00%, 1/1/34	127,320
105,358	Pool #755746, 5.50%, 12/1/33	120,297
45,487	Pool #763551, 5.50%, 3/1/34	51,835
323,587	Pool #763820, 5.50%, 1/1/34	366,981
109,425	Pool #763824, 5.00%, 3/1/34	122,437
118,496	Pool #765216, 5.00%, 1/1/19	125,456
27,710	Pool #765217, 4.50%, 1/1/19	29,110
61,718	Pool #765306, 5.00%, 2/1/19	65,160
13,970	Pool #773096, 4.50%, 3/1/19	14,698
178,635	Pool #773175, 5.00%, 5/1/34	199,875
192,996	Pool #773476, 5.50%, 7/1/19	206,093
86,606	Pool #773547, 5.00%, 5/1/34	97,012
376,303	Pool #773568, 5.50%, 5/1/34	425,766
172,254	Pool #776850, 5.50%, 11/1/34	194,896
50,899	Pool #776851, 6.00%, 10/1/34	59,095
64,823	Pool #777444, 5.50%, 5/1/34	73,871
1,526,160	Pool #777621, 5.00%, 2/1/34	1,707,580
146,559	Pool #781437, 6.00%, 8/1/34	168,728
91,793	Pool #781741, 6.00%, 9/1/34	106,432
171,935	Pool #781907, 5.00%, 2/1/21	185,684

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 222,829	Pool #781954, 5.00%, 6/1/34	$249,325
208,019	Pool #781959, 5.50%, 6/1/34	235,362
409,081	Pool #781960, 5.50%, 6/1/34	462,853
299,153	Pool #783893, 5.50%, 12/1/34	339,270
189,819	Pool #783929, 5.50%, 10/1/34	215,274
58,100	Pool #788329, 6.50%, 8/1/34	65,408
64,725	Pool #790282, 6.00%, 7/1/34	75,042
177,018	Pool #797623, 5.00%, 7/1/35	197,901
155,902	Pool #797626, 5.50%, 7/1/35	176,249
134,384	Pool #797627, 5.00%, 7/1/35	150,237
126,838	Pool #797674, 5.50%, 9/1/35	143,808
499,400	Pool #798725, 5.50%, 11/1/34	565,043
164,993	Pool #799547, 5.50%, 9/1/34	187,273
115,247	Pool #799548, 6.00%, 9/1/34	133,416
1,232,114	Pool #806754, 4.50%, 9/1/34	1,356,625
362,133	Pool #806757, 6.00%, 9/1/34	417,211
1,159,187	Pool #806761, 5.50%, 9/1/34	1,311,557
80,088	Pool #808185, 5.50%, 3/1/35	90,803
127,350	Pool #808205, 5.00%, 1/1/35	142,493
62,640	Pool #813942, 5.00%, 11/1/20	67,332
300,301	Pool #815009, 5.00%, 4/1/35	335,727
374,166	Pool #817641, 5.00%, 11/1/35	419,358
133,730	Pool #820334, 5.00%, 9/1/35	149,422
485,041	Pool #820335, 5.00%, 9/1/35	541,957
197,260	Pool #820336, 5.00%, 9/1/35	221,085
432,489	Pool #822008, 5.00%, 5/1/35	483,509
813,671	Pool #829005, 5.00%, 8/1/35	909,150
199,990	Pool #829006, 5.50%, 9/1/35	226,090
162,015	Pool #829274, 5.00%, 8/1/35	181,026
342,262	Pool #829275, 5.00%, 8/1/35	382,424
174,326	Pool #829276, 5.00%, 8/1/35	194,891
130,126	Pool #829277, 5.00%, 8/1/35	145,395
605,286	Pool #829649, 5.50%, 3/1/35	684,848
426,077	Pool #844361, 5.50%, 11/1/35	481,351
179,138	Pool #845245, 5.50%, 11/1/35	204,084
63,961	Pool #866969, 6.00%, 2/1/36	73,818
172,043	Pool #867569, 6.00%, 2/1/36	197,009
179,282	Pool #867574, 5.50%, 2/1/36	203,436
153,036	Pool #868788, 6.00%, 3/1/36	176,429
211,747	Pool #870599, 6.00%, 6/1/36	243,993
164,320	Pool #870684, 6.00%, 7/1/36	188,212
513,604	Pool #871072, 5.50%, 2/1/37	578,547
3,015,189	Pool #874900, 5.45%, 10/1/17	3,311,794
191,470	Pool #884693, 5.50%, 4/1/36	217,266
979,407	Pool #885724, 5.50%, 6/1/36	1,105,696
83,842	Pool #908671, 6.00%, 1/1/37	96,801
271,500	Pool #908672, 5.50%, 1/1/37	305,830
538,597	Pool #911730, 5.50%, 12/1/21	587,873

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 81,534	Pool #919368, 5.50%, 4/1/37	$92,519
469,045	Pool #922582, 6.00%, 12/1/36	537,636
1,045,982	Pool #934941, 5.00%, 8/1/39	1,163,492
538,683	Pool #934942, 5.00%, 9/1/39	599,200
291,825	Pool #941204, 5.50%, 6/1/37	330,138
161,165	Pool #943394, 5.50%, 6/1/37	182,627
469,782	Pool #944502, 6.00%, 6/1/37	539,978
368,446	Pool #948600, 6.00%, 8/1/37	422,753
164,299	Pool #948672, 5.50%, 8/1/37	184,920
458,177	Pool #952598, 6.00%, 7/1/37	528,436
237,296	Pool #952623, 6.00%, 8/1/37	273,851
212,700	Pool #952632, 6.00%, 7/1/37	245,412
137,281	Pool #952665, 6.00%, 8/1/37	158,029
388,320	Pool #952678, 6.50%, 8/1/37	447,755
108,938	Pool #952693, 6.50%, 8/1/37	125,400
2,446,790	Pool #957324, 5.43%, 5/1/18	2,722,860
367,764	Pool #958502, 5.07%, 5/1/19	412,599
209,999	Pool #960919, 5.00%, 2/1/38	235,855
247,230	Pool #975769, 5.50%, 3/1/38	278,954
139,100	Pool #982656, 5.50%, 6/1/38	158,058
84,845	Pool #982898, 5.00%, 5/1/38	95,305
154,363	Pool #983033, 5.00%, 5/1/38	171,705
153,596	Pool #984842, 5.50%, 6/1/38	173,306
80,865	Pool #986230, 5.00%, 7/1/38	91,036
382,701	Pool #986239, 6.00%, 7/1/38	438,425
332,264	Pool #986957, 5.50%, 7/1/38	374,900
80,285	Pool #990510, 5.50%, 8/1/38	91,315
374,766	Pool #990511, 6.00%, 8/1/38	426,531
180,138	Pool #990617, 5.50%, 9/1/38	203,140
396,669	Pool #AA0526, 5.00%, 12/1/38	442,100
536,116	Pool #AA0527, 5.50%, 12/1/38	608,428
309,624	Pool #AA0644, 4.50%, 3/1/39	340,187
595,159	Pool #AA0645, 4.50%, 3/1/39	655,954
161,741	Pool #AA2243, 4.50%, 5/1/39	180,385
531,003	Pool #AA3142, 4.50%, 3/1/39	582,174
114,709	Pool #AA3143, 4.00%, 3/1/39	124,817
544,566	Pool #AA3206, 4.00%, 4/1/39	588,472
549,919	Pool #AA3207, 4.50%, 3/1/39	600,507
180,550	Pool #AA4468, 4.00%, 4/1/39	195,107
827,306	Pool #AA7042, 4.50%, 6/1/39	904,446
430,247	Pool #AA7658, 4.00%, 6/1/39	465,070
369,924	Pool #AA7659, 4.50%, 6/1/39	407,827
288,033	Pool #AA7741, 4.50%, 6/1/24	309,185
354,902	Pool #AA8455, 4.50%, 6/1/39	391,266
4,048,838	Pool #AB7798, 3.00%, 1/1/43	4,149,426
4,207,963	Pool #AB9203, 3.00%, 4/1/43	4,308,559
2,121,667	Pool #AB9204, 3.00%, 4/1/43	2,172,388
1,561,567	Pool #AB9831, 3.00%, 6/1/43	1,599,142

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$1,143,472	Pool #AC1463, 5.00%, 8/1/39	$1,281,582
115,820	Pool #AC1464, 5.00%, 8/1/39	130,008
1,335,769	Pool #AC2109, 4.50%, 7/1/39	1,459,067
295,646	Pool #AC4394, 5.00%, 9/1/39	331,354
666,821	Pool #AC4395, 5.00%, 9/1/39	750,069
469,706	Pool #AC5328, 5.00%, 10/1/39	526,731
389,998	Pool #AC5329, 5.00%, 10/1/39	436,858
315,849	Pool #AC6304, 5.00%, 11/1/39	350,839
362,296	Pool #AC6305, 5.00%, 11/1/39	406,281
700,795	Pool #AC6307, 5.00%, 12/1/39	779,854
601,359	Pool #AC6790, 5.00%, 12/1/39	674,368
2,748,783	Pool #AC7199, 5.00%, 12/1/39(b)	3,061,457
1,573,982	Pool #AD1470, 5.00%, 2/1/40	1,763,352
2,214,131	Pool #AD1471, 4.50%, 2/1/40(b)	2,453,101
865,306	Pool #AD1560, 5.00%, 3/1/40	963,328
2,010,813	Pool #AD1585, 4.50%, 2/1/40(b)	2,227,840
591,051	Pool #AD1586, 5.00%, 1/1/40	663,177
678,222	Pool #AD1638, 4.50%, 2/1/40	740,825
536,926	Pool #AD1640, 4.50%, 3/1/40	586,738
2,268,866	Pool #AD1942, 4.50%, 1/1/40(b)	2,514,807
784,434	Pool #AD1943, 5.00%, 1/1/40	879,179
2,242,722	Pool #AD1988, 4.50%, 2/1/40(b)	2,484,778
418,219	Pool #AD2896, 5.00%, 3/1/40	468,993
1,422,285	Pool #AD4456, 4.50%, 4/1/40(b)	1,556,013
328,469	Pool #AD4457, 4.50%, 4/1/40	360,020
992,066	Pool #AD4458, 4.50%, 4/1/40	1,084,258
618,307	Pool #AD4940, 4.50%, 6/1/40	682,142
436,809	Pool #AD4946, 4.50%, 6/1/40	481,906
632,655	Pool #AD5728, 5.00%, 4/1/40	711,045
897,849	Pool #AD7239, 4.50%, 7/1/40	990,545
372,735	Pool #AD7242, 4.50%, 7/1/40	411,100
537,923	Pool #AD7256, 4.50%, 7/1/40	594,888
1,215,947	Pool #AD7271, 4.50%, 7/1/40	1,328,945
681,011	Pool #AD7272, 4.50%, 7/1/40	751,320
951,743	Pool #AD8960, 5.00%, 6/1/40	1,068,481
761,182	Pool #AD9613, 4.50%, 8/1/40	832,870
1,709,402	Pool #AD9614, 4.50%, 8/1/40(b)	1,870,393
494,754	Pool #AE2011, 4.00%, 9/1/40	531,629
2,043,394	Pool #AE2012, 4.00%, 9/1/40(b)	2,190,263
1,272,554	Pool #AE2023, 4.00%, 9/1/40	1,364,019
1,352,082	Pool #AE5432, 4.00%, 10/1/40	1,449,263
561,396	Pool #AE5435, 4.50%, 9/1/40	614,269
449,082	Pool #AE5806, 4.50%, 9/1/40	495,727
994,168	Pool #AE5861, 4.00%, 10/1/40	1,065,624
575,095	Pool #AE5862, 4.00%, 10/1/40	616,610
825,714	Pool #AE5863, 4.00%, 10/1/40	885,062
889,648	Pool #AE6850, 4.00%, 10/1/40	953,592
660,755	Pool #AE6851, 4.00%, 10/1/40	708,247

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 644,396	Pool #AE7699, 4.00%, 11/1/40	$690,712
740,896	Pool #AE7703, 4.00%, 10/1/40	794,148
1,776,795	Pool #AE7707, 4.00%, 11/1/40(b)	1,904,503
763,353	Pool #AH0300, 4.00%, 11/1/40	818,219
1,220,409	Pool #AH0301, 3.50%, 11/1/40	1,286,531
534,884	Pool #AH0302, 4.00%, 11/1/40	573,328
765,014	Pool #AH0306, 4.00%, 12/1/40	828,128
875,932	Pool #AH0508, 4.00%, 11/1/40	938,889
1,362,913	Pool #AH0537, 4.00%, 12/1/40	1,468,752
1,198,771	Pool #AH0914, 4.50%, 11/1/40	1,311,671
1,002,677	Pool #AH0917, 4.00%, 12/1/40	1,074,745
1,022,037	Pool #AH1077, 4.00%, 1/1/41	1,109,869
1,254,816	Pool #AH2973, 4.00%, 12/1/40	1,345,006
1,223,950	Pool #AH2980, 4.00%, 1/1/41	1,311,921
1,279,202	Pool #AH5656, 4.00%, 1/1/41	1,379,539
855,871	Pool #AH5657, 4.00%, 2/1/41	917,521
1,039,261	Pool #AH5658, 4.00%, 2/1/41	1,114,121
895,263	Pool #AH5662, 4.00%, 2/1/41	959,750
1,211,836	Pool #AH5882, 4.00%, 2/1/26	1,296,760
939,926	Pool #AH6764, 4.00%, 3/1/41	1,007,630
2,602,873	Pool #AH6768, 4.00%, 3/1/41(b)	2,790,361
726,022	Pool #AH7277, 4.00%, 3/1/41	782,289
1,577,214	Pool #AH7281, 4.00%, 3/1/41	1,691,563
654,519	Pool #AH7526, 4.50%, 3/1/41	720,355
1,878,166	Pool #AH7537, 4.00%, 3/1/41(b)	2,013,453
919,790	Pool #AH8878, 4.50%, 4/1/41	1,006,703
779,381	Pool #AH8885, 4.50%, 4/1/41	853,027
1,003,448	Pool #AH9050, 3.50%, 2/1/26	1,065,772
605,610	Pool #AI0114, 4.00%, 3/1/41	649,517
1,427,622	Pool #AI1846, 4.50%, 5/1/41	1,562,522
1,021,168	Pool #AI1847, 4.50%, 5/1/41	1,117,661
1,953,746	Pool #AI1848, 4.50%, 5/1/41(b)	2,138,360
1,087,526	Pool #AI1849, 4.50%, 5/1/41	1,208,301
671,098	Pool #AJ0651, 4.00%, 8/1/41	720,277
869,419	Pool #AJ7668, 4.00%, 11/1/41	933,674
1,157,214	Pool #AJ9133, 4.00%, 1/1/42	1,242,739
12,435,495	Pool #AK2386, 3.50%, 2/1/42(b)	13,097,588
5,001,898	Pool #AK6715, 3.50%, 3/1/42(b)	5,268,210
1,893,995	Pool #AK6716, 3.50%, 3/1/42(b)	1,994,835
740,322	Pool #AK6718, 3.50%, 2/1/42	779,738
479,920	Pool #AM0635, 2.55%, 10/1/22	489,943
961,775	Pool #AM1750, 3.04%, 12/1/30	987,949
3,609,242	Pool #AM2935, 3.69%, 9/1/23	3,921,519
5,034,298	Pool #AM4392, 3.79%, 10/1/23	5,499,979
510,009	Pool #AM4590, 3.18%, 10/1/20	540,639
2,396,123	Pool #AM5335, 3.69%, 2/1/24	2,605,085
1,970,270	Pool #AM5486, 3.70%, 2/1/24	2,143,253
248,583	Pool #AM6907, 3.68%, 10/1/32	273,508

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$1,580,542	Pool #AM7764, 3.05%, 1/1/27	$1,648,077
1,189,451	Pool #AO2923, 3.50%, 5/1/42	1,251,665
3,320,325	Pool #AO8029, 3.50%, 7/1/42(b)	3,493,993
753,022	Pool #AP7483, 3.50%, 9/1/42	792,409
1,146,505	Pool #AQ6710, 2.50%, 10/1/27	1,182,826
2,555,151	Pool #AQ7193, 3.50%, 7/1/43	2,686,402
2,836,161	Pool #AR3088, 3.00%, 1/1/43	2,907,065
1,042,365	Pool #AR6712, 3.00%, 1/1/43	1,069,890
1,255,021	Pool #AR6928, 3.00%, 3/1/43	1,285,024
793,108	Pool #AR6933, 3.00%, 3/1/43	812,068
963,543	Pool #AS1916, 4.00%, 3/1/44	1,030,540
1,005,950	Pool #AS1917, 4.00%, 3/1/44	1,075,895
498,089	Pool #AS2129, 4.00%, 3/1/44	532,722
1,835,183	Pool #AS2439, 4.00%, 5/1/44(b)	1,962,786
4,437,859	Pool #AS2784, 4.00%, 7/1/44	4,745,736
2,873,111	Pool #AS3244, 4.00%, 9/1/44	3,073,780
2,967,024	Pool #AS3494, 4.00%, 10/1/44	3,177,034
1,682,825	Pool #AS3726, 4.00%, 11/1/44	1,801,937
2,915,203	Pool #AS3728, 4.00%, 11/1/44	3,121,545
1,048,849	Pool #AS3926, 3.50%, 12/1/44	1,102,398
1,450,486	Pool #AS3929, 4.00%, 12/1/44	1,553,153
1,750,056	Pool #AS3930, 4.00%, 11/1/44	1,873,927
1,105,874	Pool #AS4070, 4.00%, 12/1/44	1,193,826
1,367,703	Pool #AS4240, 3.50%, 1/1/45	1,437,531
1,659,119	Pool #AS4388, 3.50%, 2/1/45	1,743,825
1,027,041	Pool #AS4390, 3.50%, 2/1/45	1,079,476
1,113,500	Pool #AS4732, 3.50%, 4/1/45	1,170,349
9,850,368	Pool #AS4737, 3.50%, 4/1/45	10,353,276
1,957,420	Pool #AS4743, 3.50%, 4/1/45	2,057,355
1,435,611	Pool #AT2688, 3.00%, 5/1/43	1,469,931
1,996,486	Pool #AT2689, 3.00%, 5/1/43	2,044,215
1,178,118	Pool #AT2690, 3.00%, 4/1/43	1,206,282
882,852	Pool #AT2691, 3.00%, 5/1/43	903,958
1,241,280	Pool #AT3963, 2.50%, 3/1/28	1,280,216
944,932	Pool #AT7873, 2.50%, 6/1/28	974,276
860,130	Pool #AT8051, 3.00%, 6/1/43	880,693
1,511,408	Pool #AU0971, 3.50%, 8/1/43	1,589,045
1,267,267	Pool #AU2165, 3.50%, 7/1/43	1,332,363
1,220,838	Pool #AU2188, 3.50%, 8/1/43	1,283,549
1,045,482	Pool #AU3700, 3.50%, 8/1/43	1,103,759
992,457	Pool #AU4653, 3.50%, 9/1/43	1,049,639
1,357,140	Pool #AU6054, 4.00%, 9/1/43	1,452,352
1,183,616	Pool #AU6718, 4.00%, 10/1/43	1,267,024
1,602,006	Pool #AU7003, 4.00%, 11/1/43	1,734,172
1,183,411	Pool #AU7005, 4.00%, 11/1/43	1,267,544
1,590,236	Pool #AV0679, 4.00%, 12/1/43	1,721,431
850,315	Pool #AV9282, 4.00%, 2/1/44	909,439
1,636,948	Pool #AW0993, 4.00%, 5/1/44	1,771,996

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 841,535	Pool #AW1565, 4.00%, 4/1/44	$900,048
676,447	Pool #AW3671, 4.00%, 4/1/44	723,481
1,346,226	Pool #AW5046, 4.00%, 7/1/44	1,439,620
1,423,465	Pool #AW5047, 4.00%, 7/1/44	1,522,218
653,635	Pool #AW7040, 4.00%, 6/1/44	698,981
2,203,249	Pool #AW8629, 3.50%, 5/1/44	2,316,080
1,231,050	Pool #AX2884, 3.50%, 11/1/44	1,301,595
2,171,958	Pool #AX4860, 3.50%, 12/1/44	2,282,846
1,114,018	Pool #AY0075, 3.50%, 11/1/44	1,170,894
247,760	Pool #MC0007, 5.50%, 12/1/38	279,320
58,646	Pool #MC0013, 5.50%, 12/1/38	66,923
96,313	Pool #MC0014, 5.50%, 12/1/38	109,545
78,549	Pool #MC0016, 5.50%, 11/1/38	89,144
249,087	Pool #MC0038, 4.50%, 3/1/39	279,318
110,227	Pool #MC0046, 4.00%, 4/1/39	118,580
26,950	Pool #MC0047, 4.50%, 4/1/39	30,048
53,761	Pool #MC0059, 4.00%, 4/1/39	58,969
203,690	Pool #MC0081, 4.00%, 5/1/39	220,494
116,526	Pool #MC0082, 4.50%, 5/1/39	128,465
116,555	Pool #MC0112, 4.50%, 6/1/39	131,921
212,444	Pool #MC0127, 4.50%, 7/1/39	234,775
69,912	Pool #MC0135, 4.50%, 6/1/39	78,790
381,679	Pool #MC0137, 4.50%, 7/1/39	416,909
960,262	Pool #MC0154, 4.50%, 8/1/39(b)	1,049,799
99,142	Pool #MC0155, 5.00%, 8/1/39	112,108
495,077	Pool #MC0160, 4.50%, 8/1/39	540,775
366,892	Pool #MC0171, 4.50%, 9/1/39	406,834
343,758	Pool #MC0177, 4.50%, 9/1/39	378,980
134,121	Pool #MC0270, 4.50%, 3/1/40	148,827
777,612	Pool #MC0325, 4.50%, 7/1/40	862,755
72,897	Pool #MC0422, 4.00%, 2/1/41	79,515
100,305	Pool #MC0426, 4.50%, 1/1/41	109,783
935,318	Pool #MC0584, 4.00%, 1/1/42	1,004,443
494,288	Pool #MC0585, 4.00%, 1/1/42	530,819
70,146	Pool #MC3344, 5.00%, 12/1/38	79,430

		350,625,795

Freddie Mac — 9.08%
2,218,000	(TBA), 3.00%, 4/1/44(a)	2,270,330
92,859	Pool #A10124, 5.00%, 6/1/33	103,980
232,926	Pool #A10548, 5.00%, 6/1/33	260,167
509,431	Pool #A12237, 5.00%, 8/1/33	568,641
232,543	Pool #A12969, 4.50%, 8/1/33	255,002
78,661	Pool #A12985, 5.00%, 8/1/33	88,433
105,620	Pool #A12986, 5.00%, 8/1/33	118,766
44,480	Pool #A14028, 4.50%, 9/1/33	49,002
245,626	Pool #A14325, 5.00%, 9/1/33	274,294

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 89,550	Pool #A15268, 6.00%, 10/1/33	$103,892
296,667	Pool #A15579, 5.50%, 11/1/33	336,069
287,994	Pool #A17393, 5.50%, 12/1/33	325,620
186,159	Pool #A17397, 5.50%, 1/1/34	211,225
265,372	Pool #A18617, 5.50%, 1/1/34	300,938
284,983	Pool #A19019, 5.50%, 2/1/34	323,712
232,297	Pool #A20069, 5.00%, 3/1/34	259,573
554,978	Pool #A20070, 5.50%, 3/1/34	628,664
650,423	Pool #A20540, 5.50%, 4/1/34	736,782
131,831	Pool #A20541, 5.50%, 4/1/34	149,376
128,651	Pool #A21679, 5.50%, 4/1/34	145,732
143,728	Pool #A21681, 5.00%, 4/1/34	160,560
183,699	Pool #A23192, 5.00%, 5/1/34	205,212
768,473	Pool #A25310, 5.00%, 6/1/34	858,468
297,585	Pool #A25311, 5.00%, 6/1/34	332,529
260,776	Pool #A26395, 6.00%, 9/1/34	301,458
90,915	Pool #A26396, 5.50%, 9/1/34	103,526
290,004	Pool #A28241, 5.50%, 10/1/34	328,509
34,585	Pool #A30055, 5.00%, 11/1/34	38,819
200,000	Pool #A30591, 6.00%, 12/1/34	230,634
266,101	Pool #A31135, 5.50%, 12/1/34	301,432
131,588	Pool #A32976, 5.50%, 8/1/35	148,895
336,161	Pool #A33167, 5.00%, 1/1/35	375,634
430,529	Pool #A34999, 5.50%, 4/1/35	487,557
258,256	Pool #A35628, 5.50%, 6/1/35	292,465
456,271	Pool #A37185, 5.00%, 9/1/35	508,706
368,691	Pool #A38830, 5.00%, 5/1/35	411,638
115,248	Pool #A39561, 5.50%, 11/1/35	130,549
265,430	Pool #A40538, 5.00%, 12/1/35	295,934
291,245	Pool #A42095, 5.50%, 1/1/36	329,004
380,919	Pool #A42097, 5.00%, 1/1/36	424,695
266,250	Pool #A42098, 5.50%, 1/1/36	300,768
108,664	Pool #A42099, 6.00%, 1/1/36	124,819
59,200	Pool #A42802, 5.00%, 2/1/36	66,355
357,752	Pool #A42803, 5.50%, 2/1/36	404,581
259,608	Pool #A42804, 6.00%, 2/1/36	297,369
112,533	Pool #A42805, 6.00%, 2/1/36	129,534
255,633	Pool #A44639, 5.50%, 3/1/36	288,535
462,868	Pool #A45396, 5.00%, 6/1/35	516,785
219,332	Pool #A46321, 5.50%, 7/1/35	249,002
88,720	Pool #A46735, 5.00%, 8/1/35	99,054
324,190	Pool #A46746, 5.50%, 8/1/35	366,929
102,854	Pool #A46748, 5.50%, 8/1/35	116,575
98,251	Pool #A46996, 5.50%, 9/1/35	111,357
352,863	Pool #A46997, 5.50%, 9/1/35	398,611
510,260	Pool #A47552, 5.00%, 11/1/35	568,900
349,827	Pool #A47553, 5.00%, 11/1/35	390,029
193,536	Pool #A47554, 5.50%, 11/1/35	219,353

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$268,152	Pool #A48789, 6.00%, 5/1/36	$305,834
89,024	Pool #A49013, 6.00%, 5/1/36	102,359
171,047	Pool #A49526, 6.00%, 5/1/36	195,202
172,628	Pool #A49843, 6.00%, 6/1/36	198,237
475,879	Pool #A49844, 6.00%, 6/1/36	542,666
27,888	Pool #A49845, 6.50%, 6/1/36	30,775
106,298	Pool #A50128, 6.00%, 6/1/36	119,044
298,456	Pool #A59530, 5.50%, 4/1/37	335,331
211,457	Pool #A59964, 5.50%, 4/1/37	239,037
88,258	Pool #A61754, 5.50%, 5/1/37	99,880
93,826	Pool #A61779, 5.50%, 5/1/37	106,166
103,067	Pool #A61915, 5.50%, 6/1/37	116,510
155,801	Pool #A61916, 6.00%, 6/1/37	177,894
235,341	Pool #A63456, 5.50%, 6/1/37	265,669
558,554	Pool #A64012, 5.50%, 7/1/37	627,566
210,733	Pool #A64015, 6.00%, 7/1/37	242,289
511,837	Pool #A66061, 5.50%, 8/1/37	577,796
374,374	Pool #A66122, 6.00%, 8/1/37	429,636
214,821	Pool #A66133, 6.00%, 6/1/37	247,158
165,818	Pool #A66156, 6.50%, 9/1/37	190,579
220,595	Pool #A68766, 6.00%, 10/1/37	253,183
133,859	Pool #A70292, 5.50%, 7/1/37	150,816
109,891	Pool #A73816, 6.00%, 3/1/38	126,069
120,655	Pool #A75113, 5.00%, 3/1/38	134,484
178,259	Pool #A76187, 5.00%, 4/1/38	199,525
302,055	Pool #A78354, 5.50%, 11/1/37	339,517
111,948	Pool #A79561, 5.50%, 7/1/38	126,864
816,832	Pool #A91887, 5.00%, 4/1/40	914,533
314,148	Pool #A92388, 4.50%, 5/1/40	347,367
569,142	Pool #A93962, 4.50%, 9/1/40	630,036
882,701	Pool #A95573, 4.00%, 12/1/40	950,455
681,697	Pool #A96339, 4.00%, 12/1/40	734,023
809,989	Pool #A97099, 4.00%, 1/1/41	877,225
798,577	Pool #A97715, 4.00%, 3/1/41	864,865
559,375	Pool #A97716, 4.50%, 3/1/41	614,853
40,731	Pool #B31140, 6.50%, 10/1/31	45,544
71,251	Pool #B31188, 6.00%, 1/1/32	78,263
25,351	Pool #B31206, 6.00%, 3/1/32	27,951
73,608	Pool #B31493, 5.00%, 2/1/34	79,930
60,744	Pool #B31532, 5.00%, 5/1/34	65,951
91,141	Pool #B31546, 5.50%, 5/1/34	100,133
90,570	Pool #B31547, 5.50%, 5/1/34	99,495
92,487	Pool #B31551, 5.50%, 6/1/34	101,592
64,761	Pool #B31587, 5.00%, 11/1/34	70,363
123,390	Pool #B31588, 5.50%, 11/1/34	135,585
38,107	Pool #B31642, 5.50%, 5/1/35	40,161
24,791	Pool #B50443, 5.00%, 11/1/18	25,946
58,715	Pool #B50450, 4.50%, 1/1/19	61,783

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 44,758	Pool #B50451, 5.00%, 1/1/19	$46,942
8,165	Pool #B50470, 4.50%, 4/1/19	8,591
99,562	Pool #B50496, 5.50%, 9/1/19	106,393
95,062	Pool #B50499, 5.00%, 11/1/19	100,469
32,312	Pool #B50500, 5.50%, 10/1/19	34,528
24,330	Pool #B50501, 4.50%, 11/1/19	25,424
42,731	Pool #B50504, 5.50%, 11/1/19	45,738
176,125	Pool #B50506, 5.00%, 11/1/19	187,408
42,024	Pool #C37233, 7.50%, 2/1/30	49,762
197,348	Pool #C51686, 6.50%, 5/1/31	231,976
109,013	Pool #C53210, 6.50%, 6/1/31	128,367
57,969	Pool #C53914, 6.50%, 6/1/31	68,360
48,059	Pool #C60020, 6.50%, 11/1/31	56,701
58,995	Pool #C60804, 6.00%, 11/1/31	68,772
58,042	Pool #C65616, 6.50%, 3/1/32	68,242
55,377	Pool #C68324, 6.50%, 6/1/32	65,438
192,958	Pool #C73273, 6.00%, 11/1/32	221,751
180,931	Pool #C73525, 6.00%, 11/1/32	210,259
60,248	Pool #C74672, 5.50%, 11/1/32	68,122
376,606	Pool #C77844, 5.50%, 3/1/33	425,737
63,351	Pool #C77845, 5.50%, 3/1/33	72,008
272,174	Pool #C78252, 5.50%, 3/1/33	307,309
148,786	Pool #J00980, 5.00%, 1/1/21	160,499
37,226	Pool #J05466, 5.50%, 6/1/22	39,948
875,110	Pool #J21142, 2.50%, 11/1/27	899,552
904,095	Pool #J23532, 2.50%, 5/1/28	931,324
122,179	Pool #N31468, 6.00%, 11/1/37	136,891
330,300	Pool #Q00462, 4.00%, 3/1/41	353,847
928,480	Pool #Q00465, 4.50%, 4/1/41	1,015,344
903,826	Pool #Q05867, 3.50%, 12/1/41	949,971
996,328	Pool #Q06239, 3.50%, 1/1/42	1,047,195
982,352	Pool #Q06406, 4.00%, 2/1/42	1,053,918
1,578,095	Pool #Q13349, 3.00%, 11/1/42	1,614,897
1,373,822	Pool #Q17662, 3.00%, 4/1/43	1,405,001
1,379,075	Pool #Q18754, 3.00%, 6/1/43	1,410,373
1,279,399	Pool #Q18772, 3.00%, 6/1/43	1,308,436

		46,696,611

Ginnie Mae — 29.93%
351,930	Pool #409117, 5.50%, 6/20/38	388,758
240,000	Pool #487643, 5.00%, 2/15/39	271,107
430,214	Pool #588448, 6.25%, 9/15/32	432,960
510,876	Pool #616936, 5.50%, 1/15/36	582,060
444,127	Pool #617904, 5.75%, 9/15/23	441,230
2,193,396	Pool #618363, 4.00%, 9/20/41	2,337,595
512,943	Pool #624106, 5.13%, 3/15/34	518,758
935,999	Pool #654705, 4.00%, 9/20/41	997,533
428,790	Pool #664269, 5.85%, 6/15/38	439,688

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 254,445	Pool #675509, 5.50%, 6/15/38	$289,858
434,672	Pool #697672, 5.50%, 12/15/38	494,966
295,698	Pool #697814, 5.00%, 2/15/39	331,621
523,114	Pool #697885, 4.50%, 3/15/39	578,306
120,543	Pool #698112, 4.50%, 5/15/39	134,203
928,706	Pool #698113, 4.50%, 5/15/39	1,033,948
365,569	Pool #699294, 5.63%, 9/20/38	405,693
2,678,668	Pool #713519, 6.00%, 7/15/39	3,066,513
557,496	Pool #714561, 4.50%, 6/15/39	620,671
551,617	Pool #716822, 4.50%, 4/15/39	611,369
617,069	Pool #716823, 4.50%, 4/15/39	686,996
568,700	Pool #717132, 4.50%, 5/15/39	634,567
572,776	Pool #717133, 4.50%, 5/15/39	633,566
1,072,333	Pool #720080, 4.50%, 6/15/39	1,192,426
910,019	Pool #720521, 5.00%, 8/15/39	1,017,942
933,034	Pool #724629, 5.00%, 7/20/40	1,034,939
1,878,239	Pool #726550, 5.00%, 9/15/39	2,100,987
1,106,835	Pool #729018, 4.50%, 2/15/40	1,220,156
290,341	Pool #729019, 5.00%, 2/15/40	324,774
426,110	Pool #729346, 4.50%, 7/15/41	473,732
680,988	Pool #738844, 3.50%, 10/15/41	719,693
693,447	Pool #738845, 3.50%, 10/15/41	731,885
1,647,650	Pool #738862, 4.00%, 10/15/41	1,769,165
605,660	Pool #747241, 5.00%, 9/20/40	670,673
1,269,236	Pool #748654, 3.50%, 9/15/40	1,339,589
372,289	Pool #748846, 4.50%, 9/20/40	415,436
831,398	Pool #757016, 3.50%, 11/15/40	877,482
616,623	Pool #757017, 4.00%, 12/15/40	665,664
941,919	Pool #759297, 4.00%, 1/20/41	1,009,436
899,167	Pool #759298, 4.00%, 2/20/41	958,280
687,990	Pool #762877, 4.00%, 4/15/41	738,730
482,090	Pool #763564, 4.50%, 5/15/41	535,967
904,500	Pool #770391, 4.50%, 6/15/41	1,005,585
1,361,503	Pool #770481, 4.00%, 8/15/41	1,461,914
449,621	Pool #770482, 4.50%, 8/15/41	496,919
1,547,499	Pool #770517, 4.00%, 8/15/41	1,661,628
785,662	Pool #770529, 4.00%, 8/15/41	843,605
1,584,951	Pool #770537, 4.00%, 8/15/41	1,701,841
745,624	Pool #770738, 4.50%, 6/20/41	815,264
1,325,429	Pool #779592, 4.00%, 11/20/41	1,412,565
774,673	Pool #779593, 4.00%, 11/20/41	825,601
3,364,923	Pool #791406, 3.50%, 6/15/37	3,526,296
866,916	Pool #AA6312, 3.00%, 4/15/43	893,534
1,417,040	Pool #AA6424, 3.00%, 5/15/43	1,460,547
2,199,939	Pool #AB2733, 3.50%, 8/15/42	2,321,881
2,658,434	Pool #AB2745, 3.00%, 8/15/42	2,740,056
2,397,764	Pool #AB2841, 3.00%, 9/15/42	2,471,383
1,065,063	Pool #AB2843, 3.00%, 9/15/42	1,097,764

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 889,378	Pool #AB2852, 3.50%, 9/15/42	$938,676
5,736,725	Pool #AC9541, 2.12%, 2/15/48	5,927,557
1,089,722	Pool #AE6946, 3.00%, 6/15/43	1,123,180
1,601,103	Pool #AE8253, 4.00%, 2/20/44	1,705,362
1,243,962	Pool #AG8915, 4.00%, 2/20/44	1,324,965
1,196,140	Pool #AK6446, 3.00%, 1/15/45	1,232,866
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(c)	658,808
2,687,873	Series 2012-107, Class A, 1.15%, 1/16/45	2,566,294
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53	1,525,532
6,276,021	Series 2012-114, Class A, 2.10%, 1/16/53(c)	6,106,547
2,138,266	Series 2012-115, Class A, 2.13%, 4/16/45	2,093,546
3,659,134	Series 2012-120, Class A, 1.90%, 2/16/53	3,536,814
1,775,279	Series 2012-131, Class A, 1.90%, 2/16/53	1,714,540
896,833	Series 2012-144 Class AD, 1.77%, 1/16/53	857,498
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,929,522
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(c)	2,990,215
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(c)	1,606,018
2,375,353	Series 2012-53, Class AC, 2.38%, 12/16/43	2,350,962
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,631,360
1,194,923	Series 2012-70, Class A, 1.73%, 5/16/42	1,183,991
3,662,930	Series 2012-72, Class A, 1.71%, 5/16/42	3,608,993
3,459,682	Series 2012-78, Class A, 1.68%, 3/16/44	3,423,039
1,604,342	Series 2013-101, Class AG, 1.76%, 4/16/38	1,592,797
1,264,135	Series 2013-105, Class A, 1.71%, 2/16/37	1,254,449
1,707,035	Series 2013-107, Class A, 2.00%, 5/16/40	1,699,140
1,481,208	Series 2013-126, Class BK, 2.45%, 10/16/47	1,473,439
927,634	Series 2013-127, Class A, 2.00%, 3/16/52	927,617
947,882	Series 2013-17, Class A, 1.13%, 1/16/49	920,150
884,260	Series 2013-29, Class AB, 1.77%, 10/16/45	865,744
930,743	Series 2013-33, Class A, 1.06%, 7/16/38	904,735
2,817,025	Series 2013-63, Class AB, 1.38%, 3/16/45	2,736,842
1,543,990	Series 2013-97, Class AC, 2.00%, 6/16/45	1,513,284
1,660,706	Series 2014-148, Class A, 2.65%, 3/1/39	1,700,357
9,606,912	Series 2014-172, Class AF, 2.50%, 1/1/55	9,844,789
978,825	Series 2014-47, Class AB, 2.25%, 8/16/40	986,148
1,445,330	Series 2014-54, Class AB, 2.62%, 10/16/43	1,460,603
1,152,113	Series 2014-77, Class AC, 2.35%, 10/16/40	1,163,864
1,100,589	Series 2014-82, Class AB, 2.40%, 5/16/45	1,106,847
1,034,494	Series 2015-15, Class A, 2.00%, 11/1/48	1,022,257
1,994,303	Series 2015-2, Class A, 2.50%, 10/15/41	2,021,430
2,197,100	Series 2015-22, Class A, 2.40%, 2/1/45	2,215,740

		153,911,822

Total U.S. Government Agency Backed Mortgages		551,234,228

(Cost $529,332,986)

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
U.S. Government Agency Obligations — 1.39%
Small Business Administration — 1.16%
$ 164,822	0.55%, 3/25/29(c)	$162,263
210,160	0.60%, 3/25/28(c)	207,517
8,688	0.63%, 6/25/18(c)	8,649
571,688	0.88%, 1/26/32(a)	577,696
108,324	0.91%, 4/16/20(a)	108,318
898,942	1.14%, 11/4/34(a)	918,194
275,516	1.25%, 9/17/30(a)	279,339
11,050,591	1.26%, 7/18/30*(a)(d)	185,097
1,442,507	3.36%, 7/8/24(a)	1,584,980
74,511	3.36%, 7/1/21(a)	79,745
69,259	3.38%, 10/25/15(c)	69,391
194,977	3.58%, 12/18/23(a)	215,978
69,735	3.58%, 12/25/15(c)	70,004
118,878	3.61%, 4/4/20(a)	125,712
377,186	3.86%, 9/16/34(a)	429,366
26,740	4.13%, 7/18/17(a)	27,284
9,322	4.33%, 10/1/16(a)(c)	9,321
170,769	4.36%, 7/17/29(a)	197,725
121,164	4.88%, 6/24/24(a)	136,330
62,544	5.13%, 2/28/24(a)	69,913
490,753	6.03%, 10/31/32(a)	512,469

		5,975,291

United States Department of Agriculture — 0.23%
244,982	5.38%, 10/26/22(a)	252,883
117,236	6.01%, 11/8/32(a)	122,294
148,342	6.05%, 1/5/26(a)	155,844
130,397	6.08%, 7/1/32(a)	136,375
254,266	6.22%, 1/20/37(a)	264,593
209,654	6.38%, 2/16/37(a)	218,937

		1,150,926

Total U.S. Government Agency Obligations		7,126,217

(Cost $7,722,859)

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value
Investment Company — 1.61%
8,261,069	JPMorgan Prime Money Market Fund, Institutional Class	$8,261,069

Total Investment Company		8,261,069

(Cost $8,261,069)

Total Investments		$586,743,449
(Cost $565,002,928)(e) — 114.10%

Liabilities in excess of other assets — (14.10)%		(72,497,563)

NET ASSETS — 100.00%		$514,245,886

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(c)	Floating rate note. Rate shown is as of report date.
(d)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $185,097 or 0.04% of net assets are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/2015 Carrying Value Per Unit
$11,050,591	Small Business Administration	01/10/2008	$860,184	$1.68

(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

FHA - Insured by Federal Housing Administration

OID - Original Issue Discount

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2015 (Unaudited)

Financial futures contracts as of March 31, 2015:

	Number of Contracts	Expiration Date	Unrealized Appreciation	Notional Value	Clearinghouse
Short Position:
Five Year
USD Interest Rate
Swap	630	June, 2015	$(670,781)	$64,219,219	Barclays Capital
Thirty Year
U.S. Treasury Bonds	30	June, 2015	(49,453)	4,866,797	Barclays Capital

Total			$(720,234)

Abbreviations used are defined below:

USD – U.S. Dollar

See notes to financial statements.

24

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

Assets:
Investments in securities, at value (cost $565,002,928)	$586,743,449
Interest and dividends receivable	1,860,161
Receivable for Fund shares sold	74,328
Cash pledged for financial futures contracts	2,171,442
Prepaid expenses and other assets	19,628

Total Assets	590,869,008

Liabilities:
Unrealized loss on futures contracts	720,234
Distributions payable	613,286
Payable for capital shares redeemed	1,093,202
Payable for investments purchased	19,301,162
Reverse repurchase agreements (including interest of $17,280)	54,614,280
Accrued expenses and other payables:
Investment advisory fees	210,456
Accounting fees	4,167
Distribution fees	16,670
Audit fees	25,212
Transfer agent fees	4,400
Other	20,053

Total Liabilities	76,623,122

Net Assets	$514,245,886

Net Assets Consist Of:
Capital	$535,586,463
Distributions in excess of net investment income	(2,005,178)
Accumulated net realized losses from investment transactions, futures contracts and sale commitments	(40,355,686)
Net unrealized appreciation on investments, futures contracts, and sale commitments	21,020,287

Net Assets	$514,245,886

25

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

Net Assets:
Class A	$22,132,854
Class I	492,113,032

Total	$514,245,886

Shares Outstanding (1,000,000,000 shares authorized, 100,000,000 shares registered at $.0000001 par value):
Class A	2,363,105
Class I	52,577,906

Total	54,941,011

Net Asset Values and Redemption Price Per Share:
Class A(a)	$9.37
Class I	$9.36
Maximum Offering Price Per Share:
Class A	$9.74
Maximum Sales Charge - Class A	3.75%

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

26

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

Investment Income:
Interest income	$9,201,502
Dividend income	1,891

Total Investment Income	9,203,393

Expenses:
Management fees	1,267,369
Interest expense	126,323
Distribution fees - Class A	25,574
Accounting services	25,141
Audit fees	25,293
Legal fees	11,202
Custodian fees	23,713
Insurance fees	4,557
Trustees’ fees and expenses	7,389
Transfer agent fees - Class A	14,379
Transfer agent fees - Class I	17,542
Shareholder reports	16,110
Registration and filing fees	25,872
Other fees and expenses	53,987

Total expenses before fee waiver/reimbursement	1,644,451
Expenses reduced/waived by:
Advisor	(1,714)

Net Expenses	1,642,737

Net Investment Income	7,560,656

Realized/Unrealized Gains (Losses) from Investment Transactions and Futures Contracts:
Net realized gains from investment transactions	1,007,546
Net realized losses from futures contracts	(1,054,493)

(46,947)

Net change in unrealized appreciation/depreciation on investments	7,031,112
Net change in unrealized appreciation/depreciation on futures contracts	(1,050,703)

5,980,409

Net realized/unrealized gains (losses) from investments and futures contracts	5,933,462

Change in net assets resulting from operations	$13,494,118

See notes to financial statements.

27

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$7,560,656	$17,152,070
Net realized gains (losses) from investments and futures contracts	(46,947)	(2,771,718)
Net change in unrealized appreciation/depreciation on investments and futures contracts	5,980,409	3,603,827

Change in net assets resulting from operations	13,494,118	17,984,179

Distributions to Class A Shareholders:
From net investment income	(295,869)	(531,396)

Distributions to Class I Shareholders:
From net investment income	(7,941,474)	(17,874,571)

Change in net assets resulting from shareholder distributions	(8,237,343)	(18,405,967)

Capital Transactions:
Proceeds from shares issued	22,368,890	21,597,165
Distributions reinvested	4,273,923	8,846,237
Cost of shares redeemed	(15,712,791)	(51,802,053)

Change in net assets resulting from capital transactions	10,930,022	(21,358,651)

Net increase (decrease) in net assets	16,186,797	(21,780,439)

Net Assets:
Beginning of period	498,059,089	519,839,528

End of period	$514,245,886	$498,059,089

Distributions in excess of net investment income	$(2,005,178)	$(1,328,491)

Share Transactions:
Issued	2,395,265	2,333,320
Reinvested	457,137	955,144
Redeemed	(1,684,623)	(5,584,129)

Change in shares resulting from capital transactions	1,167,779	(2,295,665)

See notes to financial statements.

28

FINANCIAL STATEMENTS

Statement of Cash Flows

For the Six Months Ended March 31, 2015 (Unaudited)

Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$13,494,118
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term securities	(53,108,165)
Proceeds from sales and paydowns of long-term securities	90,328,585
Purchases/proceeds from sales of short-term securities-net	(852,992)
Net change in unrealized (appreciation)/depreciation on investment securities	(7,031,112)
Net realized gains from investment transactions	(1,007,546)
Amortization of premium and discount - net	506,839
Decrease in interest and dividends receivable	247,358
Increase in interest due on reverse repurchase agreements	(12,764)
Decrease in cash pledged for financial futures contracts	1,054,492
Increase in net change in unrealized (appreciation)/depreciation on futures contracts	1,050,703
Decrease in prepaid expenses and other assets	8,294
Increase in payable to investment advisor	12,441
Decrease in accrued expenses and other liabilities	(61,553)

Net Cash Provided by Operating Activities	44,628,698

Cash Used in Financing Activities:
Cash receipts/payments from reverse repurchase agreements - net	(48,780,489)
Proceeds from issuance of shares	22,838,149
Cash payments on shares redeemed	(14,662,762)
Distributions paid to shareholders	(4,023,596)

Net Cash Used in Financing Activities	(44,628,698)

Cash:
Net change in cash	—
Cash at beginning of period	—

Cash at end of period	$—

Cash Flow Information:
Cash paid for interest	$139,087

Noncash Financing Activities:
Capital shares issued in reinvestment of distributions to shareholders	$4,273,923

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2015 (Unaudited)	$ 9.27	0.12	0.12	0.24	(0.14)	$ 9.37
Year Ended September 30, 2014	9.28	0.27	0.02	0.29	(0.30)	9.27
Year Ended September 30, 2013	9.77	0.28	(0.46)	(0.18)	(0.31)	9.28
Year Ended September 30, 2012	9.75	0.37	0.05	0.42	(0.40)	9.77
Year Ended September 30, 2011	9.81	0.43	(0.05)	0.38	(0.44)	9.75
Year Ended September 30, 2010	9.80	0.46	0.02	0.48	(0.47)	9.81
Class I (b)
Six Months Ended March 31, 2015 (Unaudited)	$ 9.26	0.14	0.11	0.25	(0.15)	$ 9.36
Year Ended September 30, 2014	9.27	0.31	0.01	0.32	(0.33)	9.26
Year Ended September 30, 2013	9.76	0.31	(0.46)	(0.15)	(0.34)	9.27
Year Ended September 30, 2012	9.74	0.40	0.04	0.44	(0.42)	9.76
Year Ended September 30, 2011	9.80	0.45	(0.05)	0.40	(0.46)	9.74
Year Ended September 30, 2010	9.79	0.49	0.02	0.51	(0.50)	9.80

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	The existing share class was renamed Class I Shares with the commencement of Class A Shares on January 29, 2009.

See notes to financial statements.

30

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund (cont.)
(Selected data for a share outstanding throughout the periods indicated)

		Ratios to Average Net Assets(a)				Supplemental Data
	Total Return(b)(c)	Total Expenses	Net Expenses	Total Expenses After Fees Waived/Reimbursed and Excluding Interest Expense	Net Investment Income	Net Assets, End of Period (000’s)	Portfolio Turnover Rate
Class A
Six Months Ended
March 31, 2015 (Unaudited)	2.55%(d)	1.02%	1.00%	0.95%	2.63%	$ 22,133	12%
Year Ended September 30, 2014	3.26%	1.06%	1.01%	0.95%	2.91%	19,454	10%
Year Ended September 30, 2013	(1.92%)	0.99%	0.99%	0.92%	2.99%	14,869	23%
Year Ended September 30, 2012	4.35%	1.03%	1.03%	0.94%	3.80%	14,458	20%
Year Ended September 30, 2011	3.98%	1.03%	1.03%	0.96%	4.40%	8,212	17%
Year Ended September 30, 2010	5.02%	1.04%	1.04%	0.97%	4.67%	12,141	9%
Class I
Six Months Ended
March 31, 2015 (Unaudited)	2.62%(d)	0.63%	0.63%	0.58%	3.00%	$ 492,113	12%
Year Ended September 30, 2014	3.76%	0.65%	0.65%	0.58%	3.34%	478,605	10%
Year Ended September 30, 2013	(1.69%)	0.74%	0.74%	0.67%	3.28%	504,970	23%
Year Ended September 30, 2012	4.62%	0.78%	0.78%	0.70%	4.12%	576,183	20%
Year Ended September 30, 2011	4.23%	0.79%	0.79%	0.72%	4.66%	537,319	17%
Year Ended September 30, 2010	5.28%	0.79%	0.79%	0.72%	4.94%	536,198	9%

(a)	Annualized for those periods that are less than one year.
(b)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(c)	Total investment returns exclude the effect of sales charge.
(d)	Not Annualized.

See notes to financial statements.

31

NOTES TO FINANCIAL STATEMENTS

March 31, 2015 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the Access Capital Community Investment Fund (the “Fund”). At its inception in 1998, the Access Capital Strategies Community Investment Fund, Inc., the Fund’s predecessor, elected status as a business development company under the Investment Company Act of 1940 (the “1940 Act”), but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The predecessor fund was reorganized into a series of the Trust, a registered open-end management company under the 1940 Act, effective July 28, 2008.

The Fund offers two share classes: Class A and Class I shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

The Fund’s investment objective is to invest in geographically specific debt securities located in portions of the United States designated by Fund investors. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting the affordable housing industry in areas of the United States designated by Fund shareholders. The Fund’s investments generally support community development, for example by supporting job creation or local business development.

2. Significant Accounting Policies:

Summarized below are the significant accounting policies of the Fund. The policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of the Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to be announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from

32

NOTES TO FINANCIAL STATEMENTS

their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Fund’s Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Fund’s Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Fund utilizes fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

The Fund’s Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

33

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

The Fund discloses the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Investment Company	$8,261,069	$—	$—	$8,261,069
Municipal Bonds	—	20,121,935	—	20,121,935
U.S. Government Agency Backed Mortgages	—	551,234,228	—	551,234,228
U.S. Government Agency Obligations	—	6,941,120	185,097	7,126,217

Total Assets	$8,261,069	$578,297,283	$185,097	$586,743,449

Liabilities:
Other Financial Instruments(*)
Interest Rate Contracts	$720,234	$54,614,280	$—	$55,334,514

* Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts and reverse repurchase agreements which are reflected in the Notes to Financial Statements and shown in the Statements of Assets and Liabilities at their par value plus accrued interest.

During the six months ended March 31, 2015, the Fund recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

34

NOTES TO FINANCIAL STATEMENTS

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	U.S. Government Obligations (Small Business Administration)	Promissory Notes
Balance as of 9/30/14(value)	$216,592	$9,336,066
Sales (Paydowns)	—	(9,482,586)
Realized gain (loss)	—	600,000
Change in unrealized appreciation (depreciation)	(31,495)*	(453,480)

Balance as of 3/31/15 (value)	$185,097	$—

*	Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at March 31, 2015.

The Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

Financial Instruments:

Reverse Repurchase Agreements:

To obtain short-term financing, the Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. For the six months ended March 31, 2015, the average amount borrowed was approximately $79,743,648 and the daily weighted average interest rate was 0.32%.

Details of open reverse repurchase agreements at March 31, 2015 were as follows:

Counterparty	Rate	Trade Date	Maturity Date	Net Closing Amount	Par Value
BNP Paribas	0.36%	3/02/15	4/28/15	$(13,397,632)	$(13,390,000)
Goldman Sachs	0.35%	2/18/15	4/02/15	(14,562,085)	(14,556,000)
Goldman Sachs	0.26%	2/26/15	4/16/15	(12,422,395)	(12,418,000)
Goldman Sachs	0.36%	3/02/15	5/04/15	(14,241,967)	(14,233,000)

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency

35

NOTES TO FINANCIAL STATEMENTS

of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The following table is a summary of the Fund’s reverse repurchase agreements by counterparty, which are subject to offset under a MRA on a net basis as of March 31, 2015 :

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount[2]
BNP Paribas	$13,394,017	$(13,394,017)	$—	$—
Goldman Sachs	41,220,263	(41,220,263)	—	—

	$54,614,280	$(54,614,280)	$—	$—

[1]	Collateral with a value of $57,328,028 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Derivatives:

The Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of March 31, 2015, see the following section for financial futures contracts.

Financial Futures Contracts:

The Fund entered into futures contracts in an effort to manage both the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers shown on the Statement of Assets and Liabilities at March 31, 2015.

36

NOTES TO FINANCIAL STATEMENTS

Fair value of derivative instruments as of March 31, 2015 are as follows:

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
	Liability Derivatives
Interest Rate Risk	Unrealized Loss on Future Contracts	$720,234

The effect of Derivative Instruments on the Statement of Operations during the six months ended March 31, 2015 is as follows:

Derivative Instruments Categorized by Risk Exposure	Net Realized Losses from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk	$(1,054,493)	$(1,050,703)

For the six months ended March 31, 2015, the average volume of derivative activities are as follows:

Futures Short Positions (Contracts)
578

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund.

The Fund’s risk of loss from counterparty credit risk in over-the-counter (“OTC”) derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

TBA Commitments:

The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of March 31, 2015, the Fund had outstanding TBA commitments which are shown on the Schedule of Portfolio Investments.

Mortgage Backed Securities:

Because the Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and

37

NOTES TO FINANCIAL STATEMENTS

prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Credit Enhancement:

Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated to the Fund either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid to a redeeming shareholder at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

RBC GAM (US) serves as investment advisor to the Fund and has agreed to waive or limit fees through January 31, 2016, to maintain expenses (excluding interest expense, management fees and distribution fees) at 0.20% of the Fund’s average daily net assets. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. At March 31, 2015, the amount subject to possible recoupment under the

38

NOTES TO FINANCIAL STATEMENTS

expense limitation agreement is $6,421. During the six months ended March 31, 2015, no reimbursements were made to the Advisor.

Under the terms of the Fund’s Investment Advisory Agreement, the Advisor receives from the Fund an annual management fee, paid monthly, of 50 basis points (0.50%) of the Fund’s daily average net assets.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $41,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Fund Distribution:

The Fund has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the six months ended March 31, 2015, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2015 were as follows:

Purchases (Excl. U.S. Gov’t.)	Sales (Excl. U.S. Gov’t.)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
$67,613,322	$86,347,845	$—	$—

6. Capital Share Transactions:

The Trust is authorized to issue 1,000,000,000 shares of beneficial interest (“shares outstanding”) with par value of $.0000001. Transactions in shares of the Fund are summarized below:

	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014
	(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,624,170	$7,021,233
Distributions reinvested	245,458	438,285
Cost of shares redeemed	(1,400,702)	(2,860,921)

Change in Class A	$2,468,926	$4,598,597

39

NOTES TO FINANCIAL STATEMENTS

	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014
	(Unaudited)
Class I
Proceeds from shares issued	$18,744,720	$14,575,932
Distributions reinvested	4,028,465	8,407,952
Cost of shares redeemed	(14,312,089)	(48,941,132)

Change in Class I	$8,461,096	$(25,957,248)

Change in net assets resulting from capital transactions	$10,930,022	$(21,358,651)

SHARE TRANSACTIONS:
Class A
Issued	387,820	758,018
Reinvested	26,235	47,283
Redeemed	(149,964)	(309,068)

Change in Class A	264,091	496,233

Class I
Issued	2,007,445	1,575,302
Reinvested	430,902	907,861
Redeemed	(1,534,659)	(5,275,061)

Change in Class I	903,688	(2,791,898)

Change in shares resulting from capital transactions	1,167,779	(2,295,665)

7. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2011, 2012, 2013 and 2014) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$ 565,002,928	$25,203,251	$(3,462,730)	$21,740,521

40

NOTES TO FINANCIAL STATEMENTS

The tax characters of distributions were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid
For the year ended September 30, 2014	$18,476,222	$18,476,222

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included the Annual Report dated September 30, 2015.

As of September 30, 2014, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Capital Loss Carryforward	Expires
$ 2,484,167	2015
$ 8,197,543	2016
$11,587,282	2018
$ 4,011,206	2019

As of September 30, 2014, the Fund had a short-term capital loss carryforward of $7,147,501 and a long-term capital loss carryforward of $6,550,571 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any deferred qualified late-year capital losses which will be treated as arising on the first business day of the fiscal year ending September 30, 2015.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

41

SHARE CLASS INFORMATION (UNAUDITED)

The Access Capital Community Investment Fund offers Class A and Class I shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Fund are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

42

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the Access Capital Community Investment Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expenses Paid During Period* 10/1/14-3/31/15	Annualized Expense Ratio During Period 10/1/14-3/31/15
Class A	$1,000.00	$1,025.50	$5.05	1.00%
Class I	$1,000.00	$1,026.20	$3.18	0.63%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expenses Paid During Period* 10/1/14-3/31/15	Annualized Expense Ratio During Period 10/1/14-3/31/15
Class A	$1,000.00	$1,019.95	$5.04	1.00%
Class I	$1,000.00	$1,021.79	$3.18	0.63%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half-year period).

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50

Access Capital

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the Fund. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the Fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2015.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor to the Access Capital Community Investment Fund. The Fund is distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-AC SAR 03-15

	RBC Funds

About Your Semi Annual Report

This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Portfolio Managers	1
	Performance Summary	4
	Fund Statistics (Unaudited)
	- RBC BlueBay Emerging Market Select Bond Fund	7
	- RBC BlueBay Emerging Market Corporate Bond Fund	8
	- RBC BlueBay Global High Yield Bond Fund	9
	- RBC BlueBay Global Convertible Bond Fund	10
	- RBC BlueBay Absolute Return Fund	11
	- RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	12
	- RBC BlueBay Total Return Credit Fund	13
	Schedule of Portfolio Investments	14
	Financial Statements
	- Statements of Assets and Liabilities	78
	- Statements of Operations	82
	- Statements of Changes in Net Assets	84
	Financial Highlights	91
	Notes to Financial Statements	103
	Share Class Information	133
	Supplemental Information	134
	Approval of Investment Advisory and Sub-Advisory Agreements	136

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and BlueBay Asset Management LLP (“BlueBay”) serves as an investment sub-advisor to each of the RBC BlueBay Funds and BlueBay Asset Management USA LLC (“BlueBay US”) serves as an investment sub-advisor for the RBC BlueBay Global High Yield Bond Fund and the RBC BlueBay Absolute Return Fund. The sub-advisors are responsible for the overall management of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.

David Dowsett

Partner, Co-Chief Investment Officer & Co-Head of Emerging Market Debt

David Dowsett is Co-Chief Investment Officer of BlueBay and Co-Head of the Emerging Market Debt team at the firm and is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund and RBC BlueBay Total Return Credit Fund. David joined BlueBay in April 2002. Previously he spent seven years at Deutsche Asset Management (formerly Morgan Grenfell Asset Management) where he was a Board Director with responsibility for emerging markets and a member of the Investment Policy Committee for all fixed income. David has a BA (Hons) degree in Politics and Economics from Durham University.

Nick Shearn

Portfolio Manager

Nick Shearn is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund and RBC BlueBay Total Return Credit Fund. Nick joined BlueBay in June 2011 from The Royal Bank of Scotland, where he was Head of Local Markets Rates Trading for the CEEMEA region. Prior to this he spent ten years at Deutsche Bank in Johannesburg (1998-2002) and London (2002-2008) trading local markets products. Before trading emerging markets products, Nick focused on the Eurobond markets and was Head of Liquid Credit Trading at JP Morgan before joining DKB International as Head of Trading in 1995. He has a BSc Econ (Hons) from Queen Mary College, London University.

Polina Kurdyavko

Partner, Senior Portfolio Manager

Polina Kurdyavko is Head of the Emerging Market Corporate Debt team at BlueBay and the lead portfolio manager for the BlueBay long only and alternative emerging market corporate bond portfolios, including the RBC BlueBay Emerging Market Corporate Bond Fund and RBC BlueBay Total Return Credit Fund. Polina joined BlueBay in July 2005 from UBS where she worked as a Credit Analyst in EMEA corporate research. Her role involved secondary coverage of CEEMEA issuers and research support for primary issuance of select corporates. Prior to this, Polina was with Alliance Capital where she started as an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at Alliance. Polina holds an MSc (Hons) in Finance from the People’s Friendship University of Russia, Moscow and is a CFA charterholder.

1

PORTFOLIO MANAGERS

Adam Borneleit

Portfolio Manager

Adam Borneleit is responsible for portfolio management of the RBC BlueBay Emerging Market Corporate Bond Fund. Adam joined BlueBay in June 2008 from Pacific Investment Management Company (PIMCO) where he worked from 2000. He was part of the Emerging Markets Portfolio Management team with a focus on corporate bonds. Prior to that, he was a Credit Analyst in SunAmerica’s high-yield bond group, a Manager at PriceWaterhouse Moscow’s corporate finance group in Russia, and an Analyst in Prudential’s private-placement group. Adam holds bachelor’s degrees in both economics and French from the University of Pennsylvania’s Wharton School and College of Arts and Sciences, and an MBA from Stanford University’s Graduate School of Business.

Anthony Robertson

Partner, Head of Global Leveraged Finance Group

Senior Portfolio Manager

Anthony Robertson is responsible for portfolio management of the RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Total Return Credit Fund. Anthony joined BlueBay in August 2004 from Putnam Investments (formerly New Flag Asset Management) where he was a Senior Portfolio Manager responsible for European high yield portfolios. Prior to Putnam, Anthony held similar roles at Standard Asset Management, London & Capital Asset Management, and the West Merchant Bank (West LB). Anthony received his Bachelor of Commerce (Honours) from the University of Natal.

Peter Higgins

Partner, Global Head of Leveraged Finance Long Only Strategies

Senior Portfolio Manager

Peter Higgins is responsible for portfolio management of the RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Total Return Credit Fund. Peter joined BlueBay in January 2008 as a Portfolio Manager with the High Yield team. Previously, he was Director of proprietary trading at Deutsche Bank within the Principal Strategies Group. Peter also spent four years at Goldman Sachs where he was a Desk Analyst in high yield trading. Prior to this, he was at Credit Suisse in high yield capital markets after beginning his career as an investment banker with Prudential Securities. Peter holds a BA from Columbia University.

Michael Reed

Senior Portfolio Manager

Michael Reed is responsible for portfolio management of the RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Total Return Credit Fund. Michael joined BlueBay in October 2007 from Pendragon, where, as a Partner, he ran the company’s convertible arbitrage strategies. Prior to that, he was a Managing Director of Salomon Brothers, responsible for international convertible bond trading between 1994 and 2002. Michael joined the Japanese Warrant Arbitrage desk at Salomon in 1989 and spent two years trading Japanese Warrant Arbitrage in Tokyo. Michael holds a Bachelor of Engineering from Southampton University.

2

PORTFOLIO MANAGERS

Mark Dowding

Partner, Co-Head Investment Grade

Senior Portfolio Manager

Mark Dowding Co-Heads the investment grade team at BlueBay, is a member of the asset allocation committee and is responsible for portfolio management of the RBC BlueBay Absolute Return Fund and RBC BlueBay Total Return Credit Fund. Mark joined BlueBay in August 2010 from Deutsche Asset Management, where he was Head of Fixed Income in Europe. Prior to this, Mark was Head of Fixed Income in Europe for Invesco, where he managed a range of global fixed income portfolios for retail and institutional clients. Mark started his career as a Fixed Income Portfolio Manager at Morgan Grenfell in 1993 and holds a BA Hons in Economics from the University of Warwick.

Raphael Robelin

Partner, Co-Chief Investment Officer & Co-Head of Investment Grade Debt

Raphael Robelin is Co-Chief Investment Officer of BlueBay, Co-Head of Investment Grade Debt at the firm and is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. He joined BlueBay in August 2003 from Invesco where he was Portfolio Manager for Investment Grade Funds. Prior to that, he was a Portfolio Manager with BNP Group and Saudi International Bank. Raphael holds a degree in Engineering (IT) and Applied Mathematics from EFREI as well as a Masters in Management and International Finance from La Sorbonne, Paris.

Geraud Charpin

Portfolio Manager

Geraud Charpin is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. Geraud has been working in credit markets since 1994 and joined BlueBay in August 2008 from UBS where he was Head of European Credit Strategy. Prior to that, he was a credit strategist with BNP Paribas and a credit analyst with Dresdner Kleinwort Benson and Natwest Markets. Geraud holds a degree in Engineering from ICPI Lyon, France as well as a Master of Finance from ESSEC International Management School, Paris.

Andrzej Skiba

Partner, Senior Portfolio Manager

Andrzej Skiba is responsible for BlueBay’s U.S.-based analyst and execution team and is a portfolio manager for the RBC BlueBay Absolute Return Fund. Andrzej joined BlueBay in February 2005 from Goldman Sachs where he worked as a Credit Analyst covering European investment grade Telecom, Media and Utility sectors. He spent his first four years at BlueBay as a credit analyst covering the TMT, Utilities and Retail sectors for the Investment Grade team. In 2009, he moved into a Portfolio Manager position, focusing on benchmarked portfolios. Andrzej has a BSc (Honors) in Management and International Business Economics from UMIST and is a CFA Charterholder.

Rodrigo da Fonseca

Senior Portfolio Manager

Rodrigo da Fonseca is responsible for portfolio management of the RBC BlueBay Emerging Market Unconstrained Fixed Income Fund. Rodrigo joined BlueBay in September 2005, initially as an economist within the emerging market debt team and subsequently as a portfolio manager. Before joining BlueBay he worked for DrKW as an emerging market researcher covering Latin America. He previously worked for the Ministry of Finance in Argentina. Rodrigo holds an MSc (Hons) in Economics and Finance from University of Warwick and an MA in Economics from Universidad Di Tella (Argentina).

3

PERFORMANCE SUMMARY

				Net	Gross
			Since	Expense	Expense
	1 Year	3 Year	Inception(a)	Ratio(1)(2)	Ratio(1)(2)
Average Annual Total Returns as of March 31, 2015 (Unaudited)

RBC BlueBay Emerging Market Select Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	(7.78)%	N/A	(4.37)%
- At Net Asset Value	(3.69)%	N/A	(1.19)%	1.25%(3)	53.32%(3)

Class I
- At Net Asset Value	(3.53)%	(0.42)%	1.33%	1.00%	1.05%

50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index(b)	(0.97)%	1.60%	3.25%

RBC BlueBay Emerging Market Corporate Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	(1.30)%	N/A	1.43%
- At Net Asset Value	3.07%	N/A	4.75%	1.40%(3)	53.53%(3)

Class I
- At Net Asset Value	3.37%	4.14%	5.64%	1.15%	1.78%

JPMorgan CEMBI Diversified(b)	5.25%	5.70%	7.20%

RBC BlueBay Global High Yield Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	(1.56)%	N/A	1.60%
- At Net Asset Value	2.81%	N/A	4.94%	1.20%(3)	25.84%(3)

Class I
- At Net Asset Value	3.10%	7.19%	8.47%	0.95%	1.30%

BofA Merrill Lynch Global High Yield Constrained Index USD hedged(b)	2.33%	7.79%	10.00%

RBC BlueBay Global Convertible Bond Fund
Class I
- At Net Asset Value	7.39%	9.27%	10.70%	1.00%	1.60%

Thomson Reuters Convertible Global Focus Hedged Index(b)	5.67%	8.81%	10.15%

RBC BlueBay Absolute Return Fund
Class A
- Including Maximum Sales Charge of 4.25%	(4.30)%	N/A	(0.63)%
- At Net Asset Value	(0.04)%	N/A	2.68%	1.20%(3)	1.35%(3)

Class C
- At Net Asset Value	N/A	N/A	(0.58)%	1.95%(3)	1.96%(3)

Class I
- At Net Asset Value	0.24%	N/A	3.24%	0.95%	0.98%

3-Month USD London Interbank Offering Rate (LIBOR) Index(b)	0.24%	N/A	0.25%

4

PERFORMANCE SUMMARY

				Net	Gross
			Since	Expense	Expense
	1 Year	3 Year	Inception(a)	Ratio(1)(2)	Ratio(1)(2)
Aggregate Total Returns as of March 31, 2015 (Unaudited)

RBC BlueBay Emerging Market Unconstrained
Fixed Income Fund
Class I
- At Net Asset Value	N/A	N/A	(0.92)%	1.25%(3)	2.01%(3)

3-Month USD LIBOR Index(b)	N/A	N/A	0.27%

RBC BlueBay Total Return Credit Fund
Class I
- At Net Asset Value	N/A	N/A	2.24%	1.00%(3)	1.24%(3)

3-Month USD LIBOR Index(b)	N/A	N/A	0.27%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect actual expenses from November 27, 2013 (commencement of operations) to September 30, 2014 for Class A shares, from June 24, 2014 (commencement of operations) to September 30, 2014 for Class C shares and the most recent year end (September 30, 2014) for all funds for Class I shares except for Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund which reflects actual expenses from December 9, 2014 (commencement of operations) to March 31, 2015.

(2) The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2016.

(3)	Annualized.

(a) The inception date (commencement of operations) for Class A shares is November 27, 2013 and November 30, 2011 for Class I shares for each Fund except Absolute Return Fund, which is June 24, 2014 for Class C shares and November 30, 2012 for Class I shares, and Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, which is December 9, 2014 for Class I shares. The total returns for Emerging Market Unconstrained Fixed Income Fund, Total Return Credit Fund, and Class A and Class C shares of Absolute Return Fund are not annualized.

(b) Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

JPMorgan Emerging Markets Bond Index (“EMBI”) Global Diversified tracks total returns for US Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

JPMorgan Government Bond Index - Emerging Markets (“GBI-EM”) Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

The J.P. Morgan Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more

5

PERFORMANCE SUMMARY

balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

The BofA Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating.

The Thomson Reuters Convertible Global Focus USD Hedged Index measures the performance of the liquid global convertible market. This index was formerly known as the UBS Global Focus Convertible Index.

The 3-Month USD London Interbank Offering Rate (LIBOR) Index is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

6

FUND STATISTICS (UNAUDITED)

RBC BlueBay Emerging Market Select Bond Fund
Current income and capital appreciation.				Investment Objective
50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index				Benchmark

*Includes U.S. dollar denominated cash equivalent investments representing 21.76% of investments.				Asset Allocation (as of 3/31/15) (% of fund’s investments) & Top Five Industries (as of 3/31/15) (% of fund’s net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	3.82%	Mexico Government International Bond, 3.60%, 1/30/25	1.64%	Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)
Mexican Bonos, 10.00%, 12/5/24	2.99%	Turkey Government Bond, 8.50%, 7/10/19	1.58%
Slovenia Government International Bond, 5.85%, 5/10/23	2.47%	Ivory Coast Government International Bond, 6.38%, 3/3/28	1.45%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	2.39%	South Africa Government Bond, 7.00%, 2/28/31	1.44%
Slovenia Government International Bond, 5.00%, 2/18/24	2.04%	South Africa Government Bond, 10.50%, 12/21/26	1.40%

A listing of all portfolio holdings can be found beginning on page 14.

				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

7

	FUND STATISTICS (UNAUDITED)

	RBC BlueBay Emerging Market Corporate Bond Fund
Investment Objective	Current income and capital appreciation.
Benchmark	JPMorgan CEMBI Diversified Index

Asset Allocation (as of 3/31/15) (% of fund’s investments) & Top Five Industries (as of 3/31/15) (% of fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 9.28% of investments.
Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)	Cemex SAB de CV, 4.38%, 3/5/23	2.07%	AngloGold Ashanti Holdings Plc, 8.50%, 7/30/20	1.81%
	Perusahaan Gas Negara Persero Tbk PT, 5.13%, 5/16/24	2.04%	MCE Finance Ltd., 5.00%, 2/15/21	1.81%
	DP World Ltd., 6.85%, 7/2/37	2.00%	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21	1.75%
	Vedanta Resources Plc, 9.50%, 7/18/18	1.94%	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	1.53%
	Hutchison Whampoa International 12 Ltd., 6.00%, 5/7/17	1.94%	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	1.43%

	A listing of all portfolio holdings can be found beginning on page 26.
Growth of $10,000 Initial Investment Since Inception (11/30/11)
	The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

8

FUND STATISTICS (UNAUDITED)

RBC BlueBay Global High Yield Bond Fund
Current income and capital appreciation.				Investment Objective
BofA Merrill Lynch Global High Yield Constrained Index				Benchmark

*Includes U.S. dollar denominated cash equivalent investments representing 1.09% of investments.				Asset Allocation (as of 3/31/15) (% of fund’s investments) & Top Five Industries (as of 3/31/15) (% of fund’s net assets)
				Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)
Biomet, Inc. Term Loan B2, 0.00%, 7/25/17	2.23%	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	1.49%
VRX Escrow Corp., 4.50%, 5/15/23	2.17%	Epicor Software Corp., 8.63%, 5/1/19	1.42%
HCA, Inc., 5.88%, 5/1/23	1.96%	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1.40%
Wind Acquisition Finance SA, 4.00%, 7/15/20	1.62%	Biomet, Inc., 6.50%, 8/1/20	1.37%
Digicel Ltd., 6.75%, 3/1/23	1.57%	Columbus International, Inc., 7.38%, 3/30/21	1.36%

A listing of all portfolio holdings can be found beginning on page 33.

				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

9

	FUND STATISTICS (UNAUDITED)

	RBC BlueBay Global Convertible Bond Fund
Investment Objective	Current income and capital appreciation.
Benchmark	Thomson Reuters Convertible Global Focus USD Hedged Index
Asset Allocation (as of 3/31/15) (% of fund’s investments) & Top Five Industries (as of 3/31/15) (% of fund’s net assets)
	*Includes U.S. dollar denominated cash equivalent investments representing 4.64% of investments.
Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)	NXP Semiconductor NV, 1.00%, 12/1/19	2.32%	Cemex SAB de CV, 3.75%, 3/15/18	1.53%
	Salesforce.com, Inc., 0.25%, 4/1/18	1.94%	Steinhoff Finance Holding GmbH,	1.51%
	Cahaya Capital Ltd., 0.00%, 9/18/21	1.91%	4.00%, 1/30/21
	Yahoo!, Inc., 0.00%, 12/1/18	1.67%	Priceline Group, Inc. (The), 0.90%,	1.50%
	Microchip Technology, Inc., 1.63%,	1.66%	9/15/21
	2/15/25		LinkedIn Corp., 0.50%, 11/1/19	1.44%
	SunEdison, Inc., 2.38%, 4/15/22	1.56%
	A listing of all portfolio holdings can be found beginning on page 41.
Growth of $10,000 Initial Investment Since Inception (11/30/11)

	The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

10

FUND STATISTICS (UNAUDITED)

RBC BlueBay Absolute Return Fund
Current income and capital appreciation.				Investment Objective
3-Month USD London Interbank Offering Rate (LIBOR) Index				Benchmark

				Asset Allocation (as of 3/31/15) (% of fund’s investments) & Top Five Industries (as of 3/31/15) (% of fund’s net assets)
*Includes U.S. dollar denominated cash equivalent investments representing 21.69% of investments.
Spain Government Bond, 1.60%,	3.44%	Nykredit Realkredit A/S, 2.00%, 10/1/15	1.51%	Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)
4/30/25		Indonesia Government International	1.33%
Portugal Obrigacoes do Tesouro OT,	2.51%	Bond, 2.88%, 7/8/21
2.88%, 10/15/25		KLA-Tencor Corp., 4.65%, 11/1/24	1.30%
Cyprus Government International Bond,	2.32%	LBG Capital No. 2 Plc, 15.00%,	1.22%
4.63%, 2/3/20		12/21/19
Iceland Government International Bond,	1.73%	Autonomous Community of Catalonia,	1.22%
5.88%, 5/11/22		4.95%, 2/11/20
Slovenia Government International	1.71%
Bond, 5.50%, 10/26/22

A listing of all portfolio holdings can be found beginning on page 48.

				Growth of $10,000 Initial Investment Since Inception (11/30/12)

The graph reflects an initial investment of $10,000 over the period from November 30, 2012 to March 31, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

11

	FUND STATISTICS (UNAUDITED)

	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund
Investment Objective	Current income and capital appreciation.
Benchmark	3-month USD LIBOR Index

Asset Allocation (as of 3/31/15) (% of fund’s investments) & Top Five Industries (as of 3/31/15) (% of fund’s net assets)
	*Includes U.S. dollar denominated cash equivalent investments representing 13.05% of investments.
Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)	Mexico Government International Bond, 4.75%, 3/8/44	8.38%	State Oil Co. of the Azerbaijan Republic, 6.95%, 3/18/30	4.32%
	Croatia Government International Bond, 6.00%, 1/26/24	7.20%	Bulgaria Government International Bond, 2.00%, 3/26/22	3.78%
	Mexico Government International Bond, 3.00%, 3/6/45	5.11%	Bulgaria Government International Bond, 3.13%, 3/26/35	3.75%
	Petroleos Mexicanos, 5.63%, 1/23/46	4.87%	Uruguay Government International	3.67%
	Slovenia Government Bond, 2.25%,	4.33%	Bond, 5.10%, 6/18/50
	3/25/22		Petronas Capital Ltd., 4.50%, 3/18/45	3.55%

	*A listing of all portfolio holdings can be found beginning on page 60.
Growth of $10,000 Initial Investment Since Inception (12/9/14)
	The graph reflects an initial investment of $10,000 over the period from December 9, 2014 to March 31, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

12

FUND STATISTICS (UNAUDITED)

RBC BlueBay Total Return Credit Fund
Current income and capital appreciation.				Investment Objective
3-month USD LIBOR Index				Benchmark

				Asset Allocation (as of 3/31/15) (% of fund’s investments) & Top Five Industries (as of 3/31/15) (% of fund’s net assets)
*Includes U.S. dollar denominated cash equivalent investments representing 4.11% of investments.
Biomet, Inc., 6.50%, 8/1/20	1.58%	Panama Government International Bond,	1.25%	Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)
Unitymedia Hessen GmbH & Co.	1.53%	3.75%, 3/16/25
KG/Unitymedia NRW GmbH, 4.00%,		CCOH Safari LLC, 5.75%, 12/1/24	1.25%
1/15/25		Slovenia Government International	1.24%
Romanian Government International	1.48%	Bond, 5.25%, 2/18/24
Bond, 4.38%, 8/22/23		Croatia Government International Bond,	1.19%
Petroleos Mexicanos, 5.63%, 1/23/46	1.47%	6.38%, 3/24/21
Ivory Coast Government International	1.43%	Croatia Government International Bond,	1.18%
Bond, 5.75%, 12/31/32		6.00%, 1/26/24

*A listing of all portfolio holdings can be found beginning on page 66.

				Growth of $10,000 Initial Investment Since Inception (12/9/14)

The graph reflects an initial investment of $10,000 over the period from December 9, 2014 to March 31, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

March 31, 2015 (Unaudited)

Principal Amount		Value
Corporate Bonds — 5.20%
Azerbaijan — 0.33%
$ 420,000	State Oil Co. of the Azerbaijan Republic, 6.95%, 3/18/30	$417,900

Ecuador — 0.69%
1,018,421	EP PetroEcuador Via Noble Sovereign Funding I Ltd., 5.87%, 9/24/19(a)	880,934

Kazakhstan — 0.81%
870,000	KazMunayGas National Co. JSC, 4.40%, 4/30/23	754,725
355,000	KazMunayGas National Co. JSC, 6.00%, 11/7/44	286,663

		1,041,388

Malaysia — 0.24%
300,000	Petronas Capital Ltd., 4.50%, 3/18/45	301,281

Mexico — 2.84%
890,000	Petroleos Mexicanos, 4.25%, 1/15/25	896,675
164,000	Petroleos Mexicanos, 5.50%, 6/27/44	164,374
1,355,000	Petroleos Mexicanos, 5.63%, 1/23/46	1,371,937
750,000	Petroleos Mexicanos, 6.38%, 1/23/45	836,250
315,000	Petroleos Mexicanos, 6.63%, 6/15/35	359,100

		3,628,336

South Africa — 0.29%
375,000	Eskom Holdings SOC Ltd., 6.75%, 8/6/23	371,719

Total Corporate Bonds		6,641,558

(Cost $6,774,893)

Foreign Government Bonds — 71.49%
Argentina — 0.67%
865,746	Argentina Bonar Bonds, 7.00%, 4/17/17	852,760

Azerbaijan — 1.07%
1,365,000	Republic of Azerbaijan International Bond, 4.75%, 3/18/24	1,361,587

Brazil — 8.87%
10,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	3,048,266
17,200(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	4,877,700
2,175(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	586,877
1,743,000	Brazilian Government International Bond, 2.63%, 1/5/23	1,566,957
875,000	Brazilian Government International Bond, 4.25%, 1/7/25	853,562
430,000	Brazilian Government International Bond, 5.00%, 1/27/45	392,375

		11,325,737

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
Bulgaria — 2.62%
825,000(c)	Bulgaria Government International Bond, 2.00%, 3/26/22	$882,642
875,000(c)	Bulgaria Government International Bond, 2.63%, 3/26/27	940,369
950,000(c)	Bulgaria Government International Bond, 2.95%, 9/3/24	1,072,558
425,000(c)	Bulgaria Government International Bond, 3.13%, 3/26/35	451,838

		3,347,407

Chile — 0.25%
185,000,000(b)	Chile Government International Bond, 6.00%, 1/1/22	323,454

Colombia — 1.96%
$ 369,000	Colombia Government International Bond, 4.00%, 2/26/24	379,516
960,000	Colombia Government International Bond, 5.00%, 6/15/45	985,920
629,900,000(b)	Colombian TES, 6.00%, 4/28/28	210,477
1,997,200,000(b)	Colombian TES, 10.00%, 7/24/24	922,453

		2,498,366

Costa Rica — 1.11%
200,000	Costa Rica Government International Bond, 4.25%, 1/26/23	191,500
1,200,000	Costa Rica Government International Bond, 7.16%, 3/12/45	1,227,000

		1,418,500

Cote D’Ivoire (Ivory Coast) — 1.45%
1,861,000	Ivory Coast Government International Bond, 6.38%, 3/3/28	1,849,369

Croatia (Hrvatska) — 4.99%
1,150,000(c)	Croatia Government International Bond, 3.00%, 3/11/25	1,202,528
645,000(c)	Croatia Government International Bond, 3.88%, 5/30/22	728,426
1,551,000	Croatia Government International Bond, 5.50%, 4/4/23	1,645,999
1,353,000	Croatia Government International Bond, 6.00%, 1/26/24	1,486,609
1,180,000	Croatia Government International Bond, 6.75%, 11/5/19	1,306,850

		6,370,412

Dominican Republic — 2.97%
1,099,000	Dominican Republic International Bond, 5.50%, 1/27/25	1,129,223
940,000	Dominican Republic International Bond, 5.88%, 4/18/24	978,540
854,000	Dominican Republic International Bond, 6.85%, 1/27/45	890,295
605,000	Dominican Republic International Bond, 7.45%, 4/30/44	677,600
108,000	Dominican Republic International Bond, 7.50%, 5/6/21	120,420

		3,796,078

Hungary — 2.89%
1,526,000	Hungary Government International Bond, 4.00%, 3/25/19	1,590,855
788,000	Hungary Government International Bond, 5.75%, 11/22/23	906,200

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 1,050,000	Hungary Government International Bond, 6.25%, 1/29/20	$1,197,000

		3,694,055

Indonesia — 4.15%
1,012,000	Indonesia Government International Bond, 4.13%, 1/15/25	1,038,565
940,000	Indonesia Government International Bond, 5.13%, 1/15/45	985,825
511,000	Indonesia Government International Bond, 5.88%, 1/15/24	591,483
274,000	Indonesia Government International Bond, 6.75%, 1/15/44	350,035
8,400,000,000(b)	Indonesia Treasury Bond Credit Linked Note, 7.00%, 5/17/22(d)	629,277
20,855,000,000(b)	Indonesia Treasury Bond Credit Linked Note, 8.38%, 3/19/24(d)	1,697,110

		5,292,295

Kazakhstan — 0.31%
460,000	Kazakhstan Government International Bond, 4.88%, 10/14/44	393,300

Kenya — 1.40%
340,000	Kenya Government International Bond, 5.88%, 6/24/19	350,200
1,373,000	Kenya Government International Bond, 6.88%, 6/24/24	1,436,433

		1,786,633

Malaysia — 1.72%
3,210,000(b)	Malaysia Government Bond, 3.42%, 8/15/22	842,776
560,000(b)	Malaysia Government Bond, 3.49%, 3/31/20	149,908
723,000(b)	Malaysia Government Bond, 3.84%, 4/15/33	183,586
3,704,000(b)	Malaysia Government Bond, 4.05%, 9/30/21	1,014,488

		2,190,758

Mexico — 8.61%
161,100(b)	Mexican Bonos, 7.50%, 6/3/27	1,170,005
136,400(b)	Mexican Bonos, 8.50%, 5/31/29	1,075,480
450,000(b)	Mexican Bonos, 10.00%, 12/5/24	3,812,841
26,600(b)	Mexican Bonos, 10.00%, 11/20/36	245,217
275,000(c)	Mexico Government International Bond, 1.63%, 3/6/24	296,893
435,000(c)	Mexico Government International Bond, 3.00%, 3/6/45	489,949
344,000	Mexico Government International Bond, 3.50%, 1/21/21	358,964
2,040,000	Mexico Government International Bond, 3.60%, 1/30/25	2,091,000
1,068,000	Mexico Government International Bond, 4.00%, 10/2/23	1,135,818
310,000	Mexico Government International Bond, 4.60%, 1/23/46	320,850

		10,997,017

Morocco — 0.22%
240,000(c)	Morocco Government International Bond, 3.50%, 6/19/24	277,995

Nigeria — 0.71%
62,128,000(b)	Nigeria Government Bond, 15.10%, 4/27/17	311,966
48,550,000(b)	Nigeria Government Bond, 16.00%, 6/29/19	250,006

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
67,051,000(b)	Nigeria Government Bond, 16.39%, 1/27/22	$342,481

		904,453

Panama — 1.62%
$ 1,467,000	Panama Government International Bond, 3.75%, 3/16/25	1,501,475
215,000	Panama Government International Bond, 4.30%, 4/29/53	206,400
275,000	Panama Government International Bond, 6.70%, 1/26/36	359,563

		2,067,438

Paraguay — 0.80%
755,000	Republic of Paraguay, 4.63%, 1/25/23	775,763
221,000	Republic of Paraguay, 6.10%, 8/11/44	242,547

		1,018,310

Peru — 0.84%
620,000	Peruvian Government International Bond, 5.63%, 11/18/50	751,750
234,000	Peruvian Government International Bond, 7.35%, 7/21/25	316,836

		1,068,586

Poland — 0.18%
790,000(b)	Poland Government Bond, 5.25%, 10/25/17	227,015

Romania — 2.03%
651,000(c)	Romanian Government International Bond, 2.88%, 10/28/24	756,407
1,228,000	Romanian Government International Bond, 4.38%, 8/22/23	1,312,425
430,000	Romanian Government International Bond, 6.75%, 2/7/22	520,300

		2,589,132

Russia — 2.16%
14,436,000(b)	Russian Federal Bond - OFZ, 6.20%, 1/31/18	213,220
28,730,000(b)	Russian Federal Bond - OFZ, 6.70%, 5/15/19	407,384
16,328,000(b)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	209,061
23,009,000(b)	Russian Federal Bond - OFZ, 7.40%, 4/19/17	361,937
800,000	Russian Foreign Bond - Eurobond, 4.88%, 9/16/23	774,000
600,000	Russian Foreign Bond - Eurobond, 5.00%, 4/29/20	600,750
200,000	Russian Foreign Bond - Eurobond, 5.63%, 4/4/42	190,000

		2,756,352

Serbia — 1.08%
460,000	Republic of Serbia, 5.25%, 11/21/17	477,494
855,000	Republic of Serbia, 5.88%, 12/3/18	904,163

		1,381,657

Slovenia — 4.51%
2,267,000	Slovenia Government International Bond, 5.25%, 2/18/24	2,601,383

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 2,665,000	Slovenia Government International Bond, 5.85%, 5/10/23	$3,151,363

		5,752,746

South Africa — 3.75%
10,000,000(b)	South Africa Government Bond, 6.75%, 3/31/21	793,995
25,290,000(b)	South Africa Government Bond, 7.00%, 2/28/31	1,835,258
18,142,695(b)	South Africa Government Bond, 10.50%, 12/21/26	1,783,620
325,000	South Africa Government International Bond, 5.88%, 9/16/25	373,758

		4,786,631

Sri Lanka — 0.33%
220,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	222,750
200,000	Sri Lanka Government International Bond, 6.00%, 1/14/19	205,260

		428,010

Thailand — 1.67%
30,861,000(b)	Thailand Government Bond, 3.63%, 6/16/23	1,020,160
22,952,000(b)	Thailand Government Bond, 3.85%, 12/12/25	780,005
9,019,000(b)	Thailand Government Bond, 4.88%, 6/22/29	337,574

		2,137,739

Turkey — 4.29%
5,200,000(b)	Turkey Government Bond, 8.50%, 7/10/19	2,010,550
584,748(b)	Turkey Government Bond, 8.50%, 9/14/22	227,253
1,856,620(b)	Turkey Government Bond, 9.00%, 7/24/24	744,919
1,034,089(b)	Turkey Government Bond, 10.40%, 3/20/24	447,743
2,350,000(b)	Turkey Government Bond, 10.50%, 1/15/20	986,080
400,000	Turkey Government International Bond, 4.88%, 4/16/43	395,000
540,000	Turkey Government International Bond, 7.38%, 2/5/25	670,275

		5,481,820

Uruguay — 0.72%
885,000	Uruguay Government International Bond, 5.10%, 6/18/50	920,400

Vietnam — 1.54%
1,690,000	Vietnam Government International Bond, 4.80%, 11/19/24	1,766,050
175,000	Vietnam Government International Bond, 6.75%, 1/29/20	196,665

		1,962,715

Total Foreign Government Bonds		91,258,727

(Cost $98,511,441)

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value
Investment Company — 21.33%
27,225,390	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$27,225,390

Total Investment Company		27,225,390

(Cost $27,225,390)

Total Investments		$125,125,675
(Cost $132,511,724)(e) — 98.02%

Other assets in excess of liabilities — 1.98%		2,524,472

NET ASSETS — 100.00%		$127,650,147

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2015.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Principal amount denoted in Euros.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	3,756,661	USD	1,130,163	Citibank, N.A.	4/2/15	$ 45,145
BRL	5,517,101	USD	1,682,813	Citibank, N.A.	4/2/15	43,266
BRL	4,472,216	USD	1,379,249	Citibank, N.A.	4/2/15	19,927
BRL	4,848,332	USD	1,499,175	Citibank, N.A.	4/2/15	17,672
BRL	2,072,697	USD	662,500	Citibank, N.A.	4/2/15	(14,037)
BRL	546,440	USD	190,000	Citibank, N.A.	4/2/15	(19,041)
BRL	3,858,321	USD	1,329,355	Citibank, N.A.	4/2/15	(122,242)
BRL	6,776,115	USD	2,331,045	Citibank, N.A.	4/2/15	(211,072)
USD	3,022,423	BRL	8,774,397	Citibank, N.A.	4/2/15	277,268
USD	3,020,134	BRL	8,774,396	Citibank, N.A.	4/2/15	274,980
USD	2,722,920	BRL	7,886,120	Citibank, N.A.	4/2/15	255,671
USD	340,000	BRL	979,234	Citibank, N.A.	4/2/15	33,637
USD	250,000	BRL	724,325	Citibank, N.A.	4/2/15	23,388
USD	990,000	BRL	3,127,509	Citibank, N.A.	4/2/15	11,529
USD	90,000	BRL	262,683	Citibank, N.A.	4/2/15	7,817
USD	230,000	BRL	728,502	Citibank, N.A.	4/2/15	2,081
USD	60,000	BRL	196,278	Citibank, N.A.	4/2/15	(1,408)
USD	120,000	BRL	394,440	Citibank, N.A.	4/2/15	(3,404)
EUR	725,000	USD	766,612	Citibank, N.A.	4/9/15	13,039
EUR	930,000	USD	997,271	Citibank, N.A.	4/9/15	2,833
EUR	125,000	USD	134,409	Citibank, N.A.	4/9/15	14

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	165,000	USD	181,583	Citibank, N.A.	4/9/15	$ (4,145)
EUR	535,000	USD	606,913	Citibank, N.A.	4/9/15	(31,584)
USD	6,235,086	EUR	5,500,000	Citibank, N.A.	4/9/15	320,491
USD	838,895	EUR	740,000	Citibank, N.A.	4/9/15	43,113
USD	1,275,179	EUR	1,160,000	Citibank, N.A.	4/9/15	27,737
USD	572,789	EUR	510,000	Citibank, N.A.	4/9/15	24,344
USD	149,747	EUR	135,000	Citibank, N.A.	4/9/15	4,571
USD	1,392,850	EUR	1,295,000	Citibank, N.A.	4/9/15	232
CLP	355,322,456	USD	551,572	Citibank, N.A.	4/28/15	16,042
COP	2,144,134,711	USD	803,528	Citibank, N.A.	4/28/15	18,211
COP	2,144,134,712	USD	803,649	Citibank, N.A.	4/28/15	18,091
COP	2,144,134,712	USD	806,900	Citibank, N.A.	4/28/15	14,840
COP	1,547,553,526	USD	582,291	Citibank, N.A.	4/28/15	10,809
CZK	3,557,398	EUR	130,000	Citibank, N.A.	4/28/15	(1,017)
CZK	25,000,000	EUR	914,841	Citibank, N.A.	4/28/15	(8,496)
EUR	579,000	CZK	15,884,483	Citibank, N.A.	4/28/15	2,955
EUR	578,000	CZK	15,857,049	Citibank, N.A.	4/28/15	2,950
EUR	579,000	CZK	15,911,841	Citibank, N.A.	4/28/15	1,888
EUR	579,000	CZK	15,911,841	Citibank, N.A.	4/28/15	1,888
EUR	578,000	CZK	15,884,359	Citibank, N.A.	4/28/15	1,884
EUR	579,000	CZK	15,915,720	Citibank, N.A.	4/28/15	1,736
EUR	578,000	CZK	15,888,717	Citibank, N.A.	4/28/15	1,714
EUR	130,000	PLN	532,015	Citibank, N.A.	4/28/15	(414)
HUF	168,250,932	USD	595,981	Citibank, N.A.	4/28/15	5,733
HUF	127,514,062	USD	451,383	Citibank, N.A.	4/28/15	4,645
HUF	127,514,063	USD	451,417	Citibank, N.A.	4/28/15	4,610
HUF	127,514,063	USD	451,463	Citibank, N.A.	4/28/15	4,565
HUF	94,223,280	USD	332,713	Citibank, N.A.	4/28/15	4,256
IDR	6,379,997,041	USD	486,280	Citibank, N.A.	4/28/15	(2,796)
IDR	18,604,738,171	USD	1,413,090	Citibank, N.A.	4/28/15	(3,199)
INR	446,901,388	USD	7,071,224	Citibank, N.A.	4/28/15	63,026
MXN	7,026,171	USD	468,489	Citibank, N.A.	4/28/15	(8,740)
MXN	8,690,485	USD	577,948	Citibank, N.A.	4/28/15	(9,297)
MXN	16,842,761	USD	1,119,765	Citibank, N.A.	4/28/15	(17,679)
MXN	16,842,761	USD	1,119,885	Citibank, N.A.	4/28/15	(17,799)
MXN	16,842,761	USD	1,119,907	Citibank, N.A.	4/28/15	(17,821)
MXN	16,842,761	USD	1,120,906	Citibank, N.A.	4/28/15	(18,820)
MYR	1,014,500	USD	274,560	Citibank, N.A.	4/28/15	(1,778)
PEN	2,935,600	USD	941,199	Citibank, N.A.	4/28/15	453
PHP	11,028,721	USD	245,437	Citibank, N.A.	4/28/15	1,066
PLN	6,213,105	EUR	1,500,000	Citibank, N.A.	4/28/15	24,412
PLN	3,739,527	USD	977,634	Citibank, N.A.	4/28/15	8,188
PLN	2,980,787	USD	779,620	Citibank, N.A.	4/28/15	6,182
PLN	2,980,787	USD	779,681	Citibank, N.A.	4/28/15	6,120
PLN	2,980,787	USD	779,835	Citibank, N.A.	4/28/15	5,967
PLN	2,980,787	USD	780,145	Citibank, N.A.	4/28/15	5,656
PLN	2,980,787	USD	780,152	Citibank, N.A.	4/28/15	5,650

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
PLN	2,980,787	USD	780,910	Citibank, N.A.	4/28/15	$ 4,891
RON	2,339,889	USD	568,845	Citibank, N.A.	4/28/15	868
SGD	1,119,554	USD	805,000	Citibank, N.A.	4/28/15	10,233
SGD	97,460	USD	70,000	Citibank, N.A.	4/28/15	968
SGD	191,655	USD	140,000	Citibank, N.A.	4/28/15	(441)
THB	5,181,880	USD	156,316	Citibank, N.A.	4/28/15	2,714
THB	8,137,274	USD	247,071	Citibank, N.A.	4/28/15	2,659
TRY	1,172,646	USD	442,265	Citibank, N.A.	4/28/15	5,262
USD	675,000	MYR	2,479,275	Citibank, N.A.	4/28/15	8,365
USD	370,000	MXN	5,536,174	Citibank, N.A.	4/28/15	7,747
USD	250,000	PLN	931,219	Citibank, N.A.	4/28/15	4,510
USD	675,677	ZAR	8,191,462	Citibank, N.A.	4/28/15	3,604
USD	675,644	ZAR	8,191,462	Citibank, N.A.	4/28/15	3,572
USD	675,636	ZAR	8,191,462	Citibank, N.A.	4/28/15	3,563
USD	675,497	ZAR	8,191,462	Citibank, N.A.	4/28/15	3,424
USD	675,491	ZAR	8,191,462	Citibank, N.A.	4/28/15	3,418
USD	950,888	COP	2,472,260,161	Citibank, N.A.	4/28/15	3,394
USD	531,085	ZAR	6,440,150	Citibank, N.A.	4/28/15	2,700
USD	120,000	COP	306,442,200	Citibank, N.A.	4/28/15	2,556
USD	130,000	PLN	484,308	Citibank, N.A.	4/28/15	2,326
USD	80,000	HUF	21,786,096	Citibank, N.A.	4/28/15	2,087
USD	170,000	TRY	441,041	Citibank, N.A.	4/28/15	1,681
USD	575,000	RUB	33,838,750	Citibank, N.A.	4/28/15	1,635
USD	350,000	IDR	4,598,650,000	Citibank, N.A.	4/28/15	1,508
USD	90,000	IDR	1,177,650,000	Citibank, N.A.	4/28/15	756
USD	25,797	COP	66,781,628	Citibank, N.A.	4/28/15	203
USD	80,000	PEN	249,016	Citibank, N.A.	4/28/15	123
USD	210,000	TRY	549,981	Citibank, N.A.	4/28/15	106
USD	35,000	MXN	533,764	Citibank, N.A.	4/28/15	74
USD	25,000	COP	65,041,188	Citibank, N.A.	4/28/15	73
USD	60,000	INR	3,754,140	Citibank, N.A.	4/28/15	70
USD	10,000	PEN	31,223	Citibank, N.A.	4/28/15	(15)
USD	20,000	MYR	74,464	Citibank, N.A.	4/28/15	(22)
USD	38,594	IDR	509,821,156	Citibank, N.A.	4/28/15	(41)
USD	35,000	HUF	9,800,144	Citibank, N.A.	4/28/15	(48)
USD	100,000	MXN	1,530,040	Citibank, N.A.	4/28/15	(116)
USD	70,000	PLN	266,026	Citibank, N.A.	4/28/15	(130)
USD	20,000	IDR	266,280,000	Citibank, N.A.	4/28/15	(179)
USD	10,000	RON	41,852	Citibank, N.A.	4/28/15	(190)
USD	10,000	CLP	6,445,000	Citibank, N.A.	4/28/15	(296)
USD	380,000	PLN	1,442,668	Citibank, N.A.	4/28/15	(319)
USD	20,000	THB	663,056	Citibank, N.A.	4/28/15	(349)
USD	10,000	RUB	621,409	Citibank, N.A.	4/28/15	(529)
USD	240,000	INR	15,076,080	Citibank, N.A.	4/28/15	(672)
USD	30,000	HUF	8,581,344	Citibank, N.A.	4/28/15	(689)
USD	70,000	TRY	185,227	Citibank, N.A.	4/28/15	(690)
USD	40,000	ZAR	496,786	Citibank, N.A.	4/28/15	(759)

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	50,000	COP	133,341,000	Citibank, N.A.	4/28/15	$(1,103)
USD	110,000	INR	6,962,780	Citibank, N.A.	4/28/15	(1,153)
USD	331,828	THB	10,872,769	Citibank, N.A.	4/28/15	(1,853)
USD	323,894	THB	10,614,472	Citibank, N.A.	4/28/15	(1,860)
USD	331,756	THB	10,872,769	Citibank, N.A.	4/28/15	(1,925)
USD	1,005,000	MXN	15,392,078	Citibank, N.A.	4/28/15	(2,162)
USD	180,000	MXN	2,786,739	Citibank, N.A.	4/28/15	(2,347)
USD	110,000	PLN	428,559	Citibank, N.A.	4/28/15	(2,978)
USD	1,010,405	MYR	3,769,315	Citibank, N.A.	4/28/15	(3,100)
USD	889,082	SGD	1,226,506	Citibank, N.A.	4/28/15	(4,031)
USD	1,019,188	SGD	1,405,847	Citibank, N.A.	4/28/15	(4,517)
USD	1,019,144	SGD	1,405,847	Citibank, N.A.	4/28/15	(4,561)
USD	1,019,144	SGD	1,405,847	Citibank, N.A.	4/28/15	(4,561)
USD	1,019,020	SGD	1,405,847	Citibank, N.A.	4/28/15	(4,685)
USD	620,000	THB	20,430,240	Citibank, N.A.	4/28/15	(6,996)
USD	1,350,000	PHP	60,731,775	Citibank, N.A.	4/28/15	(7,418)
USD	1,084,435	IDR	14,433,827,606	Citibank, N.A.	4/28/15	(9,379)
USD	1,082,645	IDR	14,433,827,624	Citibank, N.A.	4/28/15	(11,169)
USD	1,081,834	IDR	14,433,827,606	Citibank, N.A.	4/28/15	(11,980)
USD	371,197	RUB	23,144,142	Citibank, N.A.	4/28/15	(20,958)
ZAR	16,073,078	USD	1,290,000	Citibank, N.A.	4/28/15	28,723
ZAR	6,296,714	USD	528,229	Citibank, N.A.	4/28/15	(11,612)
BRL	4,884,002	USD	1,514,419	Citibank, N.A.	5/5/15	30
BRL	1,636,335	USD	510,000	Citibank, N.A.	5/5/15	(2,599)
USD	50,000	BRL	161,680	Citibank, N.A.	5/5/15	(134)
USD	1,486,899	BRL	4,848,332	Citibank, N.A.	5/5/15	(16,489)
USD	1,367,943	BRL	4,472,216	Citibank, N.A.	5/5/15	(18,818)
USD	1,121,107	BRL	3,756,661	Citibank, N.A.	5/5/15	(43,772)
USD	60,000	CNY	370,435	Citibank, N.A.	5/26/15	(15)
CNY	11,618,930	USD	1,871,455	Citibank, N.A.	6/25/15	5,761
CNY	11,618,930	USD	1,871,606	Citibank, N.A.	6/25/15	5,610
CNY	11,618,930	USD	1,872,209	Citibank, N.A.	6/25/15	5,007
CNY	9,510,519	USD	1,532,052	Citibank, N.A.	6/25/15	4,518
KRW	67,829,400	USD	60,000	Citibank, N.A.	6/25/15	984
KRW	176,572,800	USD	160,000	Citibank, N.A.	6/25/15	(1,246)
USD	265,000	CNY	1,640,954	Citibank, N.A.	6/25/15	(121)
USD	240,000	CNY	1,487,400	Citibank, N.A.	6/25/15	(312)
USD	110,000	CNY	683,110	Citibank, N.A.	6/25/15	(367)
USD	720,000	KRW	808,956,000	Citibank, N.A.	6/25/15	(7,320)
USD	680,802	KRW	771,110,393	Citibank, N.A.	6/25/15	(12,492)
USD	1,679,981	KRW	1,902,578,842	Citibank, N.A.	6/25/15	(30,598)
USD	1,679,092	KRW	1,902,578,842	Citibank, N.A.	6/25/15	(31,488)

Total						$1,021,622

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2015 (Unaudited)

Financial futures contracts as of March 31, 2015:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Ten Year U.S. Treasury Bonds	34	June, 2015	$(1,063)	USD	4,381,750	Citigroup Global Markets, Inc.

Interest rate swaps as of March 31, 2015:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
12.53%	BRL-CDI	Deutsche Bank AG	1/2/17	BRL	11,166(a)	$(58,376)
8.72%	BRL-CDI	Deutsche Bank AG	1/2/17	BRL	5,227(a)	(280,945)
11.50%	BRL-CDI	JPMorgan Chase Bank, N.A.	1/4/21	BRL	8,710(a)	(196,282)
11.90%	BRL-CDI	Deutsche Bank AG	1/4/21	BRL	3,532(b)	99,086
4.11%	CLP-ICP-CAMARA	BNP Paribas SA	1/21/16	CLP	2,155,900(b)	(25,817)
3.15%	CNY-CNREPOFIX=CFXS-Reuters	JPMorgan Chase Bank, N.A.	1/8/20	CNY	16,364(a)	(37,875)
3.18%	CNY-CNREPOFIX=CFXS-Reuters	JPMorgan Chase Bank, N.A.	3/13/20	CNY	12,150(a)	(112,940)
3.26%	CNY-CNREPOFIX=CFXS-Reuters	JPMorgan Chase Bank, N.A.	3/16/20	CNY	21,450(a)	(186,271)
3.54%	HUF-BUBOR-Reuters	Citigroup Global Market, Inc.	3/17/16	HUF	630,000(b)	(38,132)
8.41%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	520,810(a)	339,053
7.21%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	11/10/19	INR	210,000(a)	45,269
7.15%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	12/19/19	INR	115,748(a)	6,599
4.43%	MXN-TIIE-Banxico	Deutsche Bank AG	3/18/16	MXN	50,160(b)	(21,053)
6.21%	MXN-TIIE-Banxico	Deutsche Bank AG	1/4/21	MXN	14,687(b)	(16,899)

Total						$(484,583)

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2015 (Unaudited)

Total return swaps as of March 31, 2015:

Fixed Rate	Reference Entity	Counterparty	Expiration Date	Notional Amount (000)		Value
11.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	9/15/19	IDR	793,000(a)	$70,692
12.80%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	6/15/21	IDR	725,000(a)	72,521
7.00%	Indonesia Treasury Bond	Deutsche Bank AG	5/15/27	IDR	4,680,000(a)	351,996
9.00%	Indonesia Treasury Bond	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3/15/29	IDR	10,000,000(a)	860,540
9.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	7/15/31	IDR	1,161,000(a)	104,872

Total (Cost $1,795,183)						$1,460,621

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CLP - Chilean Peso

CLP-ICP-CAMARA - Indice Camara Promedia Rate for Chilean Pesos

CNY - Chinese Yuan

CNREPOFIX=CFXS - Chinese Renminbi Repo Rate=Chinese Foreign Exchange Trade System

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

HUF - Hungarian Forint

HUF-BUBOR Reuters - Budapest Interbank Offered Rate for Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

KRW - South Korean Won

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

PEN - Peruvian Neuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2015 (Unaudited)

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Foreign Government Bonds	71.49%
Energy	4.91%
Utilities	0.29%
Other*	23.31%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, total return swaps, futures, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

March 31, 2015 (Unaudited)

Principal Amount		Value
Corporate Bonds — 85.99%
Barbados — 1.01%
$ 200,000	Columbus International, Inc., 7.38%, 3/30/21	$209,500

Brazil — 9.15%
200,000	Banco do Brasil SA, 5.88%, 1/26/22	196,000
200,000	Cosan Overseas Ltd., 8.25%, 11/29/49	191,000
200,000	Klabin Finance SA, 5.25%, 7/16/24	194,883
425,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21	364,438
300,000	Odebrecht Finance Ltd., 7.13%, 6/26/42	246,750
200,000	Odebrecht Oil & Gas Finance Ltd., 7.00%, 6/17/49(a)	108,000
200,000	OI SA, 5.75%, 2/10/22	163,250
220,000(b)	Petrobras Global Finance BV, 2.75%, 1/15/18	213,490
45,000	Petrobras Global Finance BV, 4.88%, 3/17/20	40,485
57,000	Petrobras Global Finance BV, 5.38%, 1/27/21	51,729
20,000	Petrobras Global Finance SA, 8.38%, 12/10/18	20,624
200,000	QGOG Constellation SA, 6.25%, 11/9/19	114,000

		1,904,649

Chile — 4.03%
200,000	AES Gener SA, 8.38%, 12/18/73(a)	219,020
150,000	Banco Santander Chile, 3.88%, 9/20/22	153,146
200,000	Colbun SA, 4.50%, 7/10/24	205,000
250,000	Guanay Finance Ltd., 6.00%, 12/15/20	261,875

		839,041

China — 8.21%
200,000	Bank of China Ltd., 5.00%, 11/13/24	211,484
200,000	China Overseas Finance Cayman VI Ltd., 6.45%, 6/11/34	222,891
200,000	China Resources Power East Foundation Co. Ltd., 7.25%, 5/9/16(a)	206,000
200,000	Citic Ltd., 8.63%, 5/29/49(a)	231,750
200,000	ENN Energy Holdings Ltd., 3.25%, 10/23/19	199,497
200,000	ENN Energy Holdings Ltd., 6.00%, 5/13/21	224,330
200,000	Greenland Global Investment Ltd., 5.88%, 7/3/24	204,509
200,000	Industrial & Commercial Bank of China Ltd., 6.00%, 12/29/49(a)	208,760

		1,709,221

Colombia — 4.40%
300,000	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	319,500
126,000,000(c)	Empresa de Telecomunicaciones de Bogota, 7.00%, 1/17/23	45,975
331,000,000(c)	Empresas Publicas de Medellin ESP, 7.63%, 9/10/24	126,187
34,000,000(c)	Empresas Publicas de Medellin ESP, 8.38%, 2/1/21	13,894
150,000	Pacific Rubiales Energy Corp., 5.38%, 1/26/19	99,000
150,000	Pacific Rubiales Energy Corp., 7.25%, 12/12/21	100,125

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 200,000	Transportadora de Gas Internacional SA ESP, 5.70%, 3/20/22	$211,000

		915,681

Guatemala — 1.02%
200,000	Comcel Trust, 6.88%, 2/6/24	212,000

Hong Kong — 2.95%
200,000	Goodman HK Finance, 4.38%, 6/19/24	209,543
380,000	Hutchison Whampoa International 12 Ltd., 6.00%, 5/7/17(a)	403,560

		613,103

India — 2.98%
200,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	215,915
400,000	Vedanta Resources Plc, 9.50%, 7/18/18	404,500

		620,415

Indonesia — 3.05%
200,000	Listrindo Capital BV, 6.95%, 2/21/19	211,000
400,000	Perusahaan Gas Negara Persero Tbk PT, 5.13%, 5/16/24	424,520

		635,520

Israel — 4.42%
20,000	Delek & Avner Tamar Bond Ltd., 5.08%, 12/30/23(d)	20,075
185,714	Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(d)	187,803
249,000	Israel Electric Corp. Ltd., 5.00%, 11/12/24(d)	257,094
200,000	Israel Electric Corp. Ltd., 6.88%, 6/21/23	231,000
200,000	Israel Electric Corp. Ltd., 7.25%, 1/15/19	224,500

		920,472

Macau — 1.81%
400,000	MCE Finance Ltd., 5.00%, 2/15/21	376,000

Mexico — 10.76%
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 1/30/24(a)	210,000
250,000	BBVA Bancomer SA, 6.75%, 9/30/22	282,500
240,000	Cemex Finance LLC, 9.38%, 10/12/22	271,800
400,000(b)	Cemex SAB de CV, 4.38%, 3/5/23	430,614
100,000	Controladora Mabe SA de CV, 7.88%, 10/28/19	113,000
198,547	Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38	207,482
200,000	Mexico Generadora de Energia S de rl, 5.50%, 12/6/32	202,380
170,000(b)	Petroleos Mexicanos, 3.75%, 4/16/26	202,519
200,000	Petroleos Mexicanos, 4.50%, 1/23/26	203,500
50,000	Petroleos Mexicanos, 5.63%, 1/23/46	50,625
740,000(c)	Petroleos Mexicanos, 7.47%, 11/12/26	45,918

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 225,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(e)	$20,250

		2,240,588

Morocco — 1.07%
200,000	OCP SA, 6.88%, 4/25/44	223,500

Panama — 1.03%
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	215,000

Paraguay — 0.99%
200,000	Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	205,000

Peru — 3.23%
133,000	Banco de Credito del Peru, 6.13%, 4/24/27(a)	144,305
110,000	Banco de Credito del Peru, 6.88%, 9/16/26(a)	123,904
200,000	Consorcio Transmantaro SA, 4.38%, 5/7/23	201,000
200,000	InRetail Consumer, 5.25%, 10/10/21	204,000

		673,209

Philippines — 2.03%
200,000	FPC Finance Ltd., 6.00%, 6/28/19	214,760
200,000	Royal Capital B.V., 6.25%, 1/29/49(a)	207,500

		422,260

Poland — 1.08%
200,000	Eileme 2 AB, 11.63%, 1/31/20	224,500

Qatar — 1.43%
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	298,125

Russia — 6.88%
200,000	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	172,500
100,000(b)	Gazprom OAO Via Gaz Capital SA, 3.70%, 7/25/18	102,686
200,000	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22	177,750
32,000	Gazprom OAO Via Gaz Capital SA, 8.63%, 4/28/34	34,400
240,000	Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	257,784
200,000	Polyus Gold International Ltd., 5.63%, 4/29/20	183,000
210,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.30%, 12/27/17	197,925
120,000(b)	Russian Railways Via RZD Capital Plc, 3.37%, 5/20/21	109,443
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	197,000

		1,432,488

Singapore — 3.90%
200,000	Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23(a)	203,680

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 200,000	Puma International Financing SA, 6.75%, 2/1/21	$202,489
200,000	STATS ChipPAC Ltd., 4.50%, 3/20/18	198,760
200,000	United Overseas Bank Ltd., 3.75%, 9/19/24(a)	206,680

		811,609

South Africa — 2.74%
350,000	AngloGold Ashanti Holdings Plc, 8.50%, 7/30/20	376,600
200,000	Eskom Holdings SOC Ltd., 5.75%, 1/26/21	192,750

		569,350

Thailand — 1.00%
200,000	Krung Thai Bank Public Co. Ltd., 5.20%, 12/26/24(a)	207,580

Turkey — 3.93%
600,000(c)	Akbank TAS, 7.50%, 2/5/18	212,679
210,000	Turk Telekomunikasyon AS, 4.88%, 6/19/24	208,950
200,000	Turkiye Is Bankasi, 5.00%, 6/25/21	198,760
200,000	Turkiye Is Bankasi, 6.00%, 10/24/22	198,000

		818,389

United Arab Emirates — 2.89%
174,817	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/22	184,432
370,000	DP World Ltd., 6.85%, 7/2/37	416,620

		601,052

Total Corporate Bonds		17,898,252

(Cost $18,224,211)

Foreign Government Bonds — 0.54%
Mexico — 0.54%
100,000(b)	Mexico Government International Bond, 3.00%, 3/6/45	112,632

Total Foreign Government Bonds		112,632

(Cost $111,810)

Shares
Investment Company — 8.85%
1,841,282	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	1,841,282

Total Investment Company		1,841,282

(Cost $1,841,282)

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2015 (Unaudited)

Value

Total Investments	$19,852,166
(Cost $20,177,303)(f) — 95.38%

Other assets in excess of liabilities — 4.62%	962,223

NET ASSETS — 100.00%	$20,814,389

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2015.
(b)	Principal amount denoted in Euros.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2015:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Ten Year U.S. Treasury Bonds	20	June, 2015	$30,313	USD	2,547,813	Citigroup Global Markets, Inc.

Foreign currency exchange contracts as of March 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	556,768	EUR	500,000	Citibank, N.A.	4/9/15	$ 19,078
USD	223,560	EUR	200,000	Citibank, N.A.	4/9/15	8,484
USD	380,065	EUR	350,000	Citibank, N.A.	4/9/15	3,682
USD	4,531	EUR	4,000	Citibank, N.A.	4/9/15	229
USD	116,685	EUR	110,000	Citibank, N.A.	4/9/15	(1,607)
COP	2,558,000	USD	1,000	Citibank, N.A.	7/2/15	(27)
COP	23,600,298	USD	9,042	Citibank, N.A.	7/2/15	(66)
COP	23,681,043	USD	9,425	Citibank, N.A.	7/2/15	(418)
COP	26,010,425	USD	10,338	Citibank, N.A.	7/2/15	(445)
COP	98,980,012	USD	40,901	Citibank, N.A.	7/2/15	(3,253)
COP	136,350,808	USD	56,413	Citibank, N.A.	7/2/15	(4,551)
MXN	766,230	USD	50,000	Citibank, N.A.	7/2/15	(82)
MXN	453,435	USD	30,000	Citibank, N.A.	7/2/15	(460)
MXN	452,430	USD	30,000	Citibank, N.A.	7/2/15	(525)
MXN	751,125	USD	50,000	Citibank, N.A.	7/2/15	(1,066)
MXN	902,076	USD	60,000	Citibank, N.A.	7/2/15	(1,232)
TRY	424,160	USD	160,000	Citibank, N.A.	7/2/15	(629)

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
TRY	127,280	USD	50,000	Citibank, N.A.	7/2/15	$(2,177)
USD	271,019	COP	656,949,199	Citibank, N.A.	7/2/15	21,144
USD	122,367	TRY	300,044	Citibank, N.A.	7/2/15	9,630
USD	113,535	TRY	286,562	Citibank, N.A.	7/2/15	5,864
USD	60,000	COP	147,060,000	Citibank, N.A.	7/2/15	4,065
USD	49,596	ZAR	588,700	Citibank, N.A.	7/2/15	1,813
USD	60,000	MXN	898,332	Citibank, N.A.	7/2/15	1,476
USD	50,179	MXN	749,814	Citibank, N.A.	7/2/15	1,330
USD	50,000	MXN	750,950	Citibank, N.A.	7/2/15	1,078
USD	30,000	MXN	449,790	Citibank, N.A.	7/2/15	697
USD	30,000	MXN	451,848	Citibank, N.A.	7/2/15	563
USD	5,000	COP	12,000,000	Citibank, N.A.	7/2/15	436
USD	50,000	TRY	132,420	Citibank, N.A.	7/2/15	245
USD	30,000	MXN	457,869	Citibank, N.A.	7/2/15	171
USD	570	MXN	8,700	Citibank, N.A.	7/2/15	4
ZAR	588,700	USD	50,000	Citibank, N.A.	7/2/15	(2,217)

Total						$61,234

Credit default swaps as of March 31, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Brazilian Government International Bond	BNP Paribas SA	6/20/20	Buy	USD	720	$60,195
5.00%	iTraxx Europe Cross-over Series 23	Citigroup Global Markets, Inc.	6/20/20	Sell	EUR	450(a)	54,534
1.00%	Russian Foreign Bond - Eurobond	BNP Paribas SA	6/20/20	Buy	USD	60	8,222
1.00%	Russian Foreign Bond - Eurobond	BNP Paribas SA	6/20/20	Buy	USD	42	5,756
1.00%	South Africa Government International Bond	BNP Paribas SA	6/20/20	Buy	USD	300	15,429

Total (Premiums received $158,875)							$144,136

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

COP - Colombian Peso

EUR - Euro

MXN - Mexican Peso

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	21.87%
Utilities	17.61%
Energy	15.24%
Materials	8.67%
Telecom Services	8.10%
Industrials	6.19%
Consumer Staples	4.57%
Consumer Discretionary	2.79%
Information Technology	0.95%
Foreign Government Bonds	0.54%
Other*	13.47%

100.00%

*	Includes cash, Investment Company, credit default swaps, futures, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

March 31, 2015 (Unaudited)

Principal Amount		Value
Bank Loans — 9.51%
Netherlands — 0.73%
60,795(a)	Ziggo BV Term Loan B1, 3.50%, 1/15/22(b)	$65,306
39,165(a)	Ziggo BV Term Loan B2, 3.50%, 1/15/22(b)	42,071
110,040(a)	Ziggo BV Term Loan B3, 2.75%, 1/15/22(b)	118,205

		225,582

United Kingdom — 1.07%
$ 330,000	Virgin Media Investment Holdings Ltd. Term Loan B, 3.50%, 7/7/20(b)	329,383

United States — 7.71%
179,434	Aramark Corp. Term Loan, 0.00%, 2/24/21(b)	178,985
228,571	Ardent Medical Services, Inc. 2nd Lien Term Loan, 11.00%, 1/2/19(b)	229,001
690,000	Biomet, Inc. Term Loan B2, 0.00%, 7/25/17(b)	689,255
252,000	Level 3 Financing, Inc. Term Loan B5, 0.00%, 1/31/22(b)	253,182
340,000	PetSmart, Inc. Term Loan B 1L, 0.00%, 2/18/22(b)	342,458
348,700	SBA Communications Corp. Term Loan B1A, 3.25%, 3/31/21(b)	346,479
180,000	Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan, 0.00%, 8/5/20(b)	180,000
179,550	Vertellus Specialties, Inc. Term Loan, 0.00%, 10/10/19(b)	158,453

		2,377,813

Total Bank Loans		2,932,778

(Cost $2,996,645)

Corporate Bonds — 88.83%
Australia — 0.46%
130,000	TFS Corp. Ltd., 11.00%, 7/15/18(c)	140,075

Barbados — 1.36%
400,000	Columbus International, Inc., 7.38%, 3/30/21	419,000

Belgium — 0.99%
300,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(c)	306,000

Brazil — 0.58%
100,000(a)	Petrobras Global Finance BV, 4.25%, 10/2/23	94,622
93,000	Petrobras Global Finance BV, 5.38%, 1/27/21	84,399

		179,021

Canada — 2.48%
400,000(d)	Great Canadian Gaming Corp., 6.63%, 7/25/22(c)	332,004
315,000	Mood Media Corp., 9.25%, 10/15/20(c)	269,325

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 158,068	Videotron Ltd., 5.38%, 6/15/24(c)	$163,600

		764,929

Colombia — 0.38%
200,000	Pacific Rubiales Energy Corp., 5.63%, 1/19/25	116,500

France — 4.33%
200,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(c)	213,500
200,000	Credit Agricole SA, 6.63%, 9/29/49(b)	199,500
200,000	Numericable Group SA, 4.88%, 5/15/19(c)	200,000
280,000(a)	Numericable Group SA, 5.63%, 5/15/24	317,628
200,000	Numericable Group SA, 6.00%, 5/15/22(c)	202,500
200,000	Numericable Group SA, 6.25%, 5/15/24(c)	203,500

		1,336,628

Germany — 3.85%
100,000(a)	Hypo Real Estate International Trust I, 5.86%, 6/14/49	94,084
410,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	458,485
290,000	Unitymedia KabelBW GmbH, 6.13%, 1/15/25(c)	305,950
290,000(e)	UPC Holding BV, 6.75%, 3/15/23	328,645

		1,187,164

Ireland — 1.16%
120,000(a)	Baggot Securities Ltd., 10.24%, 12/29/49	135,739
200,000(a)	Bank of Ireland, 4.25%, 6/11/24(b)	222,307

		358,046

Italy — 4.60%
380,000	Cleopatra Finance Ltd., 6.25%, 2/15/22(c)	370,500
380,000	Cleopatra Finance Ltd., 6.50%, 2/15/25(c)	366,700
460,000(a)	Wind Acquisition Finance SA, 4.00%, 7/15/20	498,422
170,000(a)	Wind Acquisition Finance SA, 4.00%, 7/15/20	184,199

		1,419,821

Jamaica — 2.18%
200,000	Digicel Ltd., 6.00%, 4/15/21	190,000
500,000	Digicel Ltd., 6.75%, 3/1/23(c)	483,750

		673,750

Luxembourg — 2.53%
140,000(a)	Altice Financing SA, 5.25%, 2/15/23	158,046
400,000	Altice Financing SA, 6.63%, 2/15/23(c)	411,500
200,000	Altice Financing SA, 7.88%, 12/15/19(c)	212,000

		781,546

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
Mexico — 0.08%
$ 280,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(f)	$25,200

Netherlands — 1.68%
150,000	UPCB Finance III Ltd., 6.63%, 7/1/20(c)	156,386
200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(c)	200,000
150,000	UPCB Finance V Ltd., 7.25%, 11/15/21(c)	161,625

		518,011

Switzerland — 0.67%
200,000	UBS Group AG, 7.00%, 12/29/49(b)	207,500

United Kingdom — 8.34%
225,000	CEVA Group Plc, 7.00%, 3/1/21(c)	218,250
370,000	EnQuest Plc, 7.00%, 4/15/22(c)	262,292
100,000(g)	Equiniti Newco 2 Plc, 7.13%, 12/15/18	139,439
110,000(g)	F&C Asset Management Plc, 6.75%, 12/20/26(b)	171,136
101,000(g)	Johnston Press Bond Plc, 8.63%, 6/1/19	145,328
371,000	Lloyds Banking Group Plc, 7.50%, 6/27/24(b)	395,115
205,481	MU Finance Plc, 8.38%, 2/1/17(c)	210,104
61,220(g)	Priory Group No. 3 Plc, 7.00%, 2/15/18	93,992
50,000(a)	Rexam Plc, 6.75%, 6/29/67(b)	55,106
200,000	Royal Bank of Scotland Group Plc, 6.99%, 10/29/49(b)(c)	237,000
140,000(a)	Virgin Media Finance Plc, 4.50%, 1/15/25	157,308
200,000	Virgin Media Secured Finance Plc, 5.50%, 1/15/25(c)	207,500
180,000(g)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	279,360

		2,571,930

United States — 53.16%
360,000	ADT Corp. (The), 4.13%, 6/15/23	336,600
340,000	Alliance Data Systems Corp., 5.38%, 8/1/22(c)	339,150
320,000	AMC Entertainment, Inc., 5.88%, 2/15/22	332,000
160,000	Amsurg Corp., 5.63%, 7/15/22	163,600
180,000	Apex Tool Group LLC, 7.00%, 2/1/21(c)	169,200
160,000	Argos Merger Sub, Inc., 7.13%, 3/15/23(c)	165,800
150,000	Audatex North America, Inc., 6.00%, 6/15/21(c)	158,625
230,000	Audatex North America, Inc., 6.13%, 11/1/23(c)	243,225
372,000	BakerCorp International, Inc., 8.25%, 6/1/19	322,710
230,000	Berry Plastics Corp., 5.50%, 5/15/22	236,325
400,000	Biomet, Inc., 6.50%, 8/1/20	424,000
400,000	Blackboard, Inc., 7.75%, 11/15/19(c)	384,000
270,000	CCOH Safari LLC, 5.50%, 12/1/22	276,075
320,000	CCOH Safari LLC, 5.75%, 12/1/24	329,600
238,000	CDW LLC/CDW Finance Corp., 5.00%, 9/1/23	241,570
240,000	CEC Entertainment, Inc., 8.00%, 2/15/22	237,000
150,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(c)	158,063

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 144,000	Chaparral Energy, Inc., 7.63%, 11/15/22	$96,480
244,000	Cinemark USA, Inc., 4.88%, 6/1/23	242,780
140,000	DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18	146,650
111,000	Energy XXI Gulf Coast, Inc., 11.00%, 3/15/20(c)	105,589
300,000	Envision Healthcare Corp., 5.13%, 7/1/22(c)	306,750
420,000	Epicor Software Corp., 8.63%, 5/1/19	438,900
270,000	Equinix, Inc., 5.75%, 1/1/25	281,475
242,000	Geo Group, Inc. (The), 5.13%, 4/1/23	246,840
80,000	HCA, Inc., 5.00%, 3/15/24	84,800
560,000	HCA, Inc., 5.88%, 5/1/23	604,800
347,900	Intelsat Jackson Holdings SA, 6.63%, 12/15/22	335,724
350,000	Kenan Advantage Group, Inc. (The), 8.38%, 12/15/18(c)	364,000
270,000	Level 3 Financing, Inc., 5.38%, 8/15/22	277,847
90,000	Level 3 Financing, Inc., 6.13%, 1/15/21	94,388
210,000	Level 3 Financing, Inc., 7.00%, 6/1/20	224,175
120,000	Level 3 Financing, Inc., 8.13%, 7/1/19	126,150
210,000(a)	LGE HoldCo VI BV, 7.13%, 5/15/24	256,285
380,000	Live Nation Entertainment, Inc., 5.38%, 6/15/22(c)	387,600
172,000	Memorial Resource Development Corp., 5.88%, 7/1/22(c)	161,680
265,000	MGM Resorts International, 6.00%, 3/15/23	272,288
370,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	327,450
110,000	Momentive Performance Materials, Inc., 4.69%, 4/24/22	87,450
370,000	Momentive Performance Materials, Inc., 8.88%, 10/15/20(f)(h)	0
375,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(c)	377,344
330,000	Onex York Acquisition Corp., 8.50%, 10/1/22(c)	311,850
171,000	Overseas Shipholding Group, Inc., 8.13%, 3/30/18(f)	169,504
180,000	Overseas Shipholding Group, Inc., Series N-II, 7.50%, 2/15/21	167,400
259,000	PAETEC Holding Corp., 9.88%, 12/1/18	273,245
212,000	Physio-Control International, Inc., 9.88%, 1/15/19(c)	225,250
228,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	253,650
87,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/1/22	90,480
220,000	Rosetta Resources, Inc., 5.88%, 6/1/24	204,600
250,000	SBA Communications Corp., 4.88%, 7/15/22(c)	244,890
160,000	Sealed Air Corp., 4.88%, 12/1/22(c)	163,200
340,000	Sirius XM Radio, Inc., 5.38%, 4/15/25(c)	341,700
90,000	Spectrum Brands, Inc., 6.63%, 11/15/22	96,300
220,000	Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23(c)	226,600
310,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24(c)	303,025
50,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24	48,625
340,000	Tenet Healthcare Corp., 5.00%, 3/1/19(c)	337,450
140,000	Tenet Healthcare Corp., 8.00%, 8/1/20	147,000
240,000	TransDigm, Inc., 6.00%, 7/15/22	240,000
300,000	United Surgical Partners International, Inc., 9.00%, 4/1/20	322,125
137,000	VeriSign, Inc., 5.25%, 4/1/25(c)	139,740
620,000(a)	VRX Escrow Corp., 4.50%, 5/15/23	669,986

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$ 257,000(a)	VWR Funding, Inc., 4.63%, 4/15/22	$273,229
350,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(c)	354,375
430,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23(c)	432,150

		16,401,362

Total Corporate Bonds		27,406,483

(Cost $27,743,003)

Shares
Common Stocks — 0.19%
Germany — 0.02%
1,929	Telegate AG	5,517

Italy — 0.14%
9,304,599	Seat Pagine Gialle SpA*	43,020

United States — 0.03%
13	CEVA Holdings LLC*	10,129

Total Common Stocks		58,666

(Cost $46,901)

Warrants/Rights — 0.06%
Australia — 0.06%
48,100	TFS Corp. Ltd. Warrants, Expire 7/15/18*	17,585

Total Warrants/Rights		17,585

(Cost $0)

Investment Company — 1.09%
337,516	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	337,516

Total Investment Company		337,516

(Cost $337,516)

37

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value
Preferred Stocks — 0.30%
United States — 0.30%
121	CEVA Holdings LLC, Series A-2*	$94,067

Total Preferred Stocks		94,067

(Cost $103,184)

Contracts
Put Options Purchased — 0.03%
19	Euro STOXX 50 Index, Strike Price EUR 3,475.00, Expires 5/15/15	8,642

Total Put Options Purchased		8,642

(Cost $12,680)

Total Investments		$30,855,737
(Cost $31,239,929)(i) — 100.01%

Liabilities in excess of other assets — (0.01)%		(3,413)

NET ASSETS — 100.00%		$30,852,324

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2015.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Principal amount denoted in Canadian Dollars.
(e)	Principal amount denoted in Swiss Francs.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g)	Principal amount denoted in British Pounds.
(h)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(i)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

38

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2015 (Unaudited)

Foreign currency exchange contracts as of March 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	400,000	USD	613,648	Citibank, N.A.	4/9/15	$(20,328)
USD	10,844	AUD	14,000	Citibank, N.A.	4/9/15	187
USD	328,355	CAD	415,000	Citibank, N.A.	4/9/15	730
USD	336,739	CHF	319,000	Citibank, N.A.	4/9/15	8,358
USD	3,124,128	EUR	2,756,000	Citibank, N.A.	4/9/15	160,378
USD	1,080,014	EUR	980,000	Citibank, N.A.	4/9/15	26,141
USD	61,475	EUR	55,000	Citibank, N.A.	4/9/15	2,329
USD	264,325	EUR	250,000	Citibank, N.A.	4/9/15	(4,521)
USD	2,160,416	GBP	1,400,000	Citibank, N.A.	4/9/15	83,794

Total						$257,068

Options written as of March 31, 2015:

Contracts	Put Options	Value
(19)	EURO STOXX 50 Index, Strike Price EUR 3,300.00, Expires 5/15/15	$(3,882)

Total (Premiums received $(6,067))		$(3,882)

Financial futures contracts as of March 31, 2015:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	6	December, 2015	$(6,050)	USD	1,484,125	Citigroup Global Markets, Inc.

Credit default swaps as of March 31, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	ArcelorMittal SA	JPMorgan Chase Bank, N.A.	6/20/20	Buy	EUR	120	$11,544
0.00%	CNH Industrial Finance Europe SA	JPMorgan Chase Bank, N.A.	3/20/20	Buy	EUR	33	(5,694)
0.00%	CNH Industrial Finance Europe SA	JPMorgan Chase Bank, N.A.	6/20/20	Buy	EUR	33	(5,810)

Total (Premiums received $428)							$40

Abbreviations used are defined below:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

39

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	33.18%
Financials	17.69%
Consumer Staples	13.13%
Consumer Discretionary	11.80%
Industrials	7.01%
Information Technology	4.75%
Energy	4.68%
Health Care	3.80%
Materials	1.80%
Utilities	0.99%
Other*	1.17%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, futures, Investment Company, credit default swaps, options, warrants, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

40

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

March 31, 2015 (Unaudited)

Principal Amount		Value
Convertible Bonds — 83.16%
Australia — 2.89%
200,000(a)	Beach Energy Ltd., 3.95%, 4/3/17	$152,330
100,000(a)	CFS Retail Property Trust Group, 5.75%, 7/4/16	84,067
$ 200,000	Drillsearch Finance Pty. Ltd., 6.00%, 9/1/18	190,250
200,000	Paladin Energy Ltd., 3.63%, 11/4/15	198,000

		624,647

Austria — 1.56%
15,794(b)	IMMOFINANZ AG, 0.00%,	78,289
200,000(b)	IMMOFINANZ AG, 1.50%, 9/11/19	260,295

		338,584

China — 5.90%
300,000	Billion Express Investments Ltd., 0.75%, 10/18/15	300,750
1,000,000(c)	China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/8/19	155,655
100,000	Ctrip.com International Ltd., 1.25%, 10/15/18	104,510
250,000	ENN Energy Holdings Ltd., 4.22%, 2/26/18(d)	283,437
200,000	Qihoo 360 Technology Co. Ltd., 1.75%, 8/15/21(e)	155,500
2,000,000(f)	Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19	276,680

		1,276,532

Cyprus — 0.53%
100,000(b)	Primecity Investment Plc, 4.00%, 11/13/19	114,245

France — 1.74%
7,809(b)	Air France-KLM, 0.00%,	96,259
15,000(b)	Etablissements Maurel et Prom, 0.00%,	214,834
1,498(b)	Faurecia, 0.00%,	66,136

		377,229

Germany — 1.97%
100,000(b)	Deutsche Wohnen AG, 0.50%, 11/22/20	149,567
250,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	277,187

		426,754

Hong Kong — 4.60%
2,000,000(c)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	309,697
200,000	China Overseas Finance Investment Cayman IV Ltd., 0.00%, 2/4/21(d)	225,750
220,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	211,750
2,000,000(f)	Shine Power International Ltd., 0.50%, 7/28/19(d)	248,302

		995,499

Japan — 7.50%
10,000,000(a)	Asics Corp., 6.78%, 3/1/19(d)	109,518

41

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
10,000,000(a)	Chugoku Electric Power Co., Inc. (The), 0.49%, 3/25/20(d)	$87,297
10,000,000(a)	Chugoku Electric Power Co., Inc. (The), 0.80%, 3/23/18(d)	86,338
$ 100,000	Gunma Bank Ltd. (The), 0.00%, 10/11/19(d)	111,000
20,000,000(a)	Kawasaki Kisen Kaisha Ltd., 0.00%, 9/26/18(d)	195,356
10,000,000(a)	Resorttrust, Inc., 0.49%, 12/1/21(d)	98,074
10,000,000(a)	SBI Holdings, Inc., 0.00%, 11/2/17(d)	92,550
10,000,000(a)	Takashimaya Co. Ltd., 0.00%, 12/11/20(d)	94,426
20,000,000(a)	Terumo Corp., 0.00%, 12/6/21(d)	184,475
10,000,000(a)	Terumo Corp., 0.59%, 12/4/19(d)	91,508
20,000,000(a)	Toppan Printing Co. Ltd., 0.00%, 12/19/16(d)	173,094
10,000,000(a)	Toppan Printing Co. Ltd., 1.02%, 12/19/19(d)	89,215
10,000,000(a)	Toray Industries, Inc., 0.00%, 8/31/21(d)	109,017
10,000,000(a)	Toray Industries, Inc., 0.34%, 8/30/19(d)	102,455

		1,624,323

Malaysia — 3.08%
400,000	Cahaya Capital Ltd., 0.00%, 9/18/21(d)	413,000
300,000(g)	Indah Capital Ltd., 0.00%, 10/24/18(d)	254,126

		667,126

Mexico — 1.53%
281,000	Cemex SAB de CV, 3.75%, 3/15/18	331,538

Netherlands — 3.35%
100,000(b)	Air Berlin Finance BV, 6.00%, 3/6/19	102,901
420,000	NXP Semiconductor NV, 1.00%, 12/1/19(e)	503,290
100,000(b)	Vastned Retail NV, 1.88%, 4/10/19	118,680

		724,871

Norway — 1.93%
200,000	Golden Ocean Group Ltd., 3.07%, 1/30/19	162,640
200,000(b)	Marine Harvest ASA, 0.88%, 5/6/19	254,833

		417,473

Singapore — 2.63%
250,000(a)	CapitaLand Ltd., 1.85%, 6/19/20	176,704
200,000	Olam International Ltd., 6.00%, 10/15/16	208,250
250,000(a)	Suntec Real Estate Investment Trust, 1.40%, 3/18/18	183,763

		568,717

South Africa — 1.51%
200,000(b)	Steinhoff Finance Holding GmbH, 4.00%, 1/30/21	327,950

Switzerland — 1.09%
70,000(a)	BKW AG, 0.13%, 9/30/20	72,939

42

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
155,000(a)	Schindler Holding AG, 0.38%, 6/5/17	$162,943

		235,882

Taiwan — 3.56%
$ 200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(d)	279,000
100,000	Epistar Corp., 0.00%, 8/7/18(d)	104,125
250,000	Siliconware Precision Industries Co., 1.00%, 10/31/19(d)	280,000
100,000	Zhen Ding Technology Holding Ltd., 0.07%, 6/26/19(d)	107,500

		770,625

United Arab Emirates — 1.96%
200,000	DP World Ltd., 1.75%, 6/19/24	215,000
200,000	National Bank of Abu Dhabi PJSC, 1.00%, 3/12/18	210,000

		425,000

United Kingdom — 2.20%
100,000(h)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	152,241
100,000(h)	INTU Jersey Ltd., 2.50%, 10/4/18	168,068
100,000(h)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	156,394

		476,703

United States — 33.63%
160,000	Akamai Technologies, Inc., 0.00%, 2/15/19(d)	172,400
49,000	Anacor Pharmaceuticals, Inc., 2.00%, 10/15/21(e)	95,519
150,000	Ares Capital Corp., 4.38%, 1/15/19	155,437
26,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	38,691
77,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	116,607
300,000	Cardtronics, Inc., 1.00%, 12/1/20	296,813
150,000	Cepheid, Inc., 1.25%, 2/1/21	166,594
114,000	Euronet Worldwide, Inc., 1.50%, 10/1/44(e)	123,334
102,000	Huron Consulting Group, Inc., 1.25%, 10/1/19(e)	112,583
40,000	Illumina, Inc., 0.25%, 3/15/16	88,450
169,000	Intel Corp., 3.25%, 8/1/39	266,809
155,000	Jarden Corp., 1.13%, 3/15/34	184,063
100,000	JDS Uniphase Corp., 0.63%, 8/15/33	103,437
175,000	Liberty Interactive LLC, 3.50%, 1/15/31	96,469
180,000	Liberty Media Corp., 1.38%, 10/15/23	179,663
285,000	LinkedIn Corp., 0.50%, 11/1/19(e)	312,788
179,000	Medidata Solutions, Inc., 1.00%, 8/1/18	201,823
43,000	Medivation, Inc., 2.63%, 4/1/17	107,957
347,000	Microchip Technology, Inc., 1.63%, 2/15/25(e)	360,229
230,000	NVIDIA Corp., 1.00%, 12/1/18	271,113
145,000	Palo Alto Networks, Inc., 0.00%, 7/1/19(d)(e)	207,984
337,000	Priceline Group, Inc. (The), 0.90%, 9/15/21(e)	325,205
130,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	173,469
100,000	Prospect Capital Corp., 4.75%, 4/15/20(e)	93,625

43

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value
$200,000	QIAGEN NV, 0.38%, 3/19/19	$222,500
115,000	Restoration Hardware Holdings, Inc., 0.00%, 6/15/19(d)(e)	122,044
351,000	Salesforce.com, Inc., 0.25%, 4/1/18	420,323
305,000	SanDisk Corp., 0.50%, 10/15/20	306,144
150,000	ServiceNow, Inc., 0.00%, 11/1/18(d)	184,406
130,000	Ship Finance International Ltd., 3.25%, 2/1/18	129,187
100,000	Ship Finance International Ltd., 3.75%, 2/10/16	100,500
103,000	SolarCity Corp., 1.63%, 11/1/19(e)	91,155
110,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	120,794
184,000	SunEdison, Inc., 0.25%, 1/15/20(e)	196,995
288,000	SunEdison, Inc., 2.38%, 4/15/22(e)	337,680
42,000	TESARO, Inc., 3.00%, 10/1/21	72,395
130,000	Tesla Motors, Inc., 0.25%, 3/1/19	113,913
200,000	Tesla Motors, Inc., 1.25%, 3/1/21	167,500
77,000	Whiting Petroleum Corp., 1.25%, 4/1/20(e)	81,283
336,000	Yahoo!, Inc., 0.00%, 12/1/18(d)	362,460

		7,280,341

Total Convertible Bonds		18,004,039

(Cost $17,874,833)

Shares
Common Stocks — 2.30%
France — 1.52%
652	Eurazeo SA	44,749
499	Kering	97,544
693	Unibail-Rodamco SE	187,069

		329,362

United States — 0.78%
2,400	Lam Research Corp.	168,564

Total Common Stocks		497,926

(Cost $539,695)

Convertible Preferred Stocks — 0.97%
United States — 0.97%
104	Actavis Plc, 1.38%,	105,248
1,067	American Tower Corp., 5.50%, 2/15/18	104,899

Total Convertible Preferred Stocks		210,147

(Cost $211,983)

44

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2015 (Unaudited)

Contracts		Value

Call Options Purchased — 0.34%
9	Adidas AG, Strike Price EUR 68.00, Expires 12/18/15	$8,090
14	Cap Gemini SA, Strike Price EUR 67.00, Expires 12/16/16	22,384
69	Citrix Systems, Inc., Strike Price USD 90.00, Expires 1/15/16	3,105
40	Siemens AG, Strike Price EUR 100.00, Expires 6/17/16	39,440

Total Call Options Purchased		73,019

(Cost $56,869)

Put Options Purchased — 0.44%
96	Euro STOXX 50 Index, Strike Price EUR 3,500.00, Expires 5/15/15	49,238
355	Powershares QQQ Trust Series 1, Strike Price USD 102.00, Expires 5/15/15	46,150

Total Put Options Purchased		95,388

(Cost $128,360)

Shares
Investment Company — 4.24%
919,150	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	919,150

Total Investment Company		919,150

(Cost $919,150)

Total Investments		$19,799,669
(Cost $19,730,890)(i) — 91.45%

Other assets in excess of liabilities — 8.55%		1,850,503

NET ASSETS — 100.00%		$21,650,172

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)	Principal amount denoted in Chinese Yuans.
(d)	Zero coupon bond. The rate represents the yield at time of purchase.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(f)	Principal amount denoted in Hong Kong Dollars.
(g)	Principal amount denoted in Singapore Dollars.
(h)	Principal amount denoted in British Pounds.
(i)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

45

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2015 (Unaudited)

Options written as of March 31, 2015:

Contracts	Put Options	Value
(96)	EURO STOXX 50 Index, Strike Price EUR 3,200.00, Expires 5/15/15	$(12,490)
(355)	Powershares QQQ Trust Series 1, Strike Price USD 97.00, Expires 5/15/15	(18,815)

Total (Premiums received $(44,974))		$(31,305)

Foreign currency exchange contracts as of March 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	150,000	USD	161,236	Citibank, N.A.	4/9/15	$71
EUR	100,000	USD	113,103	Citibank, N.A.	4/9/15	(5,565)
EUR	290,000	USD	318,161	Citibank, N.A.	4/9/15	(6,301)
EUR	380,000	USD	417,345	Citibank, N.A.	4/9/15	(8,700)
HKD	3,000,000	USD	386,894	Citibank, N.A.	4/9/15	61
JPY	2,350,000	USD	19,603	Citibank, N.A.	4/9/15	(6)
JPY	6,475,000	USD	54,075	Citibank, N.A.	4/9/15	(79)
USD	237,208	AUD	306,000	Citibank, N.A.	4/9/15	4,271
USD	240,797	CHF	228,000	Citibank, N.A.	4/9/15	6,092
USD	3,432,275	EUR	3,028,000	Citibank, N.A.	4/9/15	176,021
USD	27,964	EUR	25,000	Citibank, N.A.	4/9/15	1,079
USD	37,139	EUR	35,000	Citibank, N.A.	4/9/15	(500)
USD	593,034	GBP	384,500	Citibank, N.A.	4/9/15	22,705
USD	36,754	HKD	285,000	Citibank, N.A.	4/9/15	(6)
USD	29,660	HKD	230,000	Citibank, N.A.	4/9/15	(7)
USD	847,336	HKD	6,573,000	Citibank, N.A.	4/9/15	(480)
USD	1,304,172	JPY	155,805,000	Citibank, N.A.	4/9/15	4,907
USD	174,823	JPY	20,875,000	Citibank, N.A.	4/9/15	745
USD	111,367	JPY	13,300,000	Citibank, N.A.	4/9/15	457
USD	609,151	SGD	830,000	Citibank, N.A.	4/9/15	4,482

Total						$199,247

Abbreviations used are defined below:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

46

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	17.85%
Information Technology	17.16%
Consumer Staples	11.51%
Telecom Services	9.76%
Consumer Discretionary	9.55%
Industrials	8.47%
Energy	5.27%
Utilities	3.26%
Materials	2.34%
Health Care	1.26%
Other*	13.57%

100.00%

*	Includes cash, options, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statetments.

47

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

March 31, 2015 (Unaudited)

Principal Amount		Value

Corporate Bonds — 44.52%
Australia — 0.36%
1,900,000(a)	Santos Finance Ltd., 8.25%, 9/22/70(b)	$2,211,512

Brazil — 0.50%
$ 3,776,000	Oi SA, 5.75%, 2/10/22	3,082,160

Canada — 0.16%
1,046,000	Precision Drilling Corp., 6.63%, 11/15/20	983,298

Colombia — 0.48%
2,110,000	Pacific Rubiales Energy Corp., 5.63%, 1/19/25	1,229,075
2,635,000	Pacific Rubiales Energy Corp., 7.25%, 12/12/21	1,758,863

		2,987,938

Denmark — 3.03%
35,587,500(c)	BRFkredit A/S, 2.00%, 10/1/15	5,175,786
64,800,000(c)	Nykredit Realkredit A/S, 2.00%, 10/1/15	9,427,201
1,900,000(a)	TDC A/S, 1.75%, 2/27/27	2,055,866
1,920,000(a)	TDC A/S, 3.50%, 2/26/21(b)	2,077,271
100,000(a)	TDC A/S, 3.75%, 3/2/22	126,281

		18,862,405

Finland — 1.27%
6,619,000	Nokia OYJ, 5.38%, 5/15/19	7,138,591
631,000	Nokia OYJ, 6.63%, 5/15/39	747,735

		7,886,326

France — 4.67%
2,400,000(a)	Credit Agricole Assurances SA, 4.25%, 1/29/49(b)	2,725,748
2,200,000(a)	Credit Agricole SA, 2.63%, 3/17/27	2,425,239
1,680,000	Credit Agricole SA, 4.38%, 3/17/25(d)	1,700,358
1,500,000(a)	Electricite de France SA, 4.13%, 1/29/49(b)	1,751,640
4,000,000(a)	Electricite de France SA, 5.00%, 1/22/26(b)	4,940,410
3,700,000(a)	Groupama SA, 6.38%, 5/28/24(b)	4,286,736
3,300,000(a)	Orange SA, 4.00%, 10/29/49(b)	3,787,822
3,000,000(a)	Orange SA, 5.00%, 10/29/49(b)	3,676,727
400,000(a)	Publicis Groupe SA, 1.13%, 12/16/21	437,434
1,830,000(a)	Total SA, 2.25%, 12/29/49(b)	1,982,261
1,270,000(a)	Total SA, 2.63%, 12/29/49(b)	1,383,314

		29,097,689

Germany — 1.62%
4,350,000(a)	Bayer AG, 2.38%, 4/2/75(b)	4,657,206
4,444,000	Continental Rubber of America Corp., 4.50%, 9/15/19(d)	4,588,430

48

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

754,000(a)	Deutsche Bank AG, 2.75%, 2/17/25	$830,981

		10,076,617

Ireland — 1.19%
3,781,000(a)	Baggot Securities Ltd., 10.24%, 12/29/49	4,276,910
1,100,000(a)	LCH Clearnet SA Via Freshwater Finance Plc, 6.58%, 5/29/49(b)	1,245,457
$ 620,000	XLIT Ltd., 4.45%, 3/31/25	624,050
1,280,000	XLIT Ltd., 5.50%, 3/31/45	1,278,867

		7,425,284

Italy — 3.60%
1,550,000(a)	Autostrada Brescia Verona Vicenza Padova SpA, 2.38%, 3/20/20	1,666,298
1,080,000(a)	Cleopatra Finance Ltd., 4.13%, 2/15/20	1,171,484
1,473,000(a)	Cleopatra Finance Ltd., 4.75%, 2/15/23	1,613,613
1,310,000	Cleopatra Finance Ltd., 6.25%, 2/15/22(d)	1,277,250
1,310,000	Cleopatra Finance Ltd., 6.50%, 2/15/25(d)	1,264,150
3,784,000(a)	Enel SpA, 5.00%, 1/15/75(b)	4,449,970
2,040,000(a)	Enel SpA, 6.50%, 1/10/74(b)	2,476,463
800,000	Enel SpA, 8.75%, 9/24/73(b)(d)	960,000
2,000,000(a)	Generali Finance BV, 4.60%, 11/30/49(b)	2,258,016
4,914,000(a)	Unipol Gruppo Finanziario SpA, 3.00%, 3/18/25	5,309,119

		22,446,363

Netherlands — 0.63%
3,493,000(a)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.50%, 1/22/49(b)	3,943,625

Portugal — 0.51%
2,798,000(a)	EDP Finance BV, 2.63%, 1/18/22	3,189,865

Spain — 1.62%
2,100,000(a)	Santander Issuances SAU, 2.50%, 3/18/25	2,311,283
2,200,000(a)	Telefonica Europe BV, 4.20%, 12/29/49(b)	2,498,602
1,800,000(a)	Telefonica Europe BV, 5.00%, 3/31/20(b)	2,097,536
2,500,000(a)	Telefonica Europe BV, 5.88%, 3/31/24(b)	3,091,331
100,000(a)	Telefonica Europe BV, 6.50%, 9/29/49(b)	120,836

		10,119,588

Switzerland — 5.22%
2,690,000(a)	Credit Suisse AG, 5.75%, 9/18/25(b)	3,344,350
1,000,000	Credit Suisse AG, 6.50%, 8/8/23(d)	1,141,787
4,650,000(a)	Credit Suisse AG/London, 0.36%, 7/22/16(b)	5,003,392
2,342,000(a)	Credit Suisse AG/London, 1.38%, 1/31/22	2,603,257
3,750,000	UBS AG, 4.75%, 5/22/23(b)	3,879,375
5,156,000(a)	UBS AG, 4.75%, 2/12/26(b)	6,167,663
4,150,000	UBS AG, 5.13%, 5/15/24	4,309,775

49

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

2,510,000(a)	UBS Group AG, 5.75%, 12/29/49(b)	$2,825,390
$ 3,160,000	UBS Group AG, 7.00%, 12/29/49(b)	3,278,500

		32,553,489

United Kingdom — 7.58%
2,300,000(e)	AA Bond Co. Ltd., 3.78%, 7/31/19	3,562,533
500,000(e)	AA Bond Co. Ltd., 4.25%, 7/31/20	792,354
1,500,000(e)	AA Bond Co. Ltd., 4.72%, 7/31/18	2,390,414
1,871,000(e)	AA Bond Co. Ltd., 5.50%, 7/31/22	2,803,183
1,500,000(e)	AA Bond Co. Ltd., 6.27%, 7/31/25	2,795,602
900,000(e)	AA PIK Co. Ltd., 9.50% cash or 10.25% payment-in-kind interest, 11/7/19(f)	1,381,781
4,550,000(a)	Abbey National Treasury Services Plc/London, 1.13%, 3/10/25	4,861,301
2,274,000(e)	HSBC Bank Plc, 4.75%, 9/29/20(b)	3,412,365
3,440,000	HSBC Holdings Plc, 6.38%, 3/29/49(b)	3,530,300
3,648,000(e)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	7,630,099
2,095,000(a)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	3,356,433
1,869,000(a)	Lloyds Bank Plc, 1.00%, 11/19/21	2,034,002
1,650,000(a)	Lloyds Bank Plc, 1.25%, 1/13/25	1,797,525
1,800,000(a)	Sky Plc, 1.50%, 9/15/21	1,994,874
1,400,000(a)	Sky Plc, 1.88%, 11/24/23	1,587,020
2,805,000(a)	Sky Plc, 2.50%, 9/15/26	3,333,847

		47,263,633

United States — 12.08%
1,770,000	Actavis Funding SCS, 3.45%, 3/15/22	1,810,425
2,450,000	Actavis Funding SCS, 3.80%, 3/15/25	2,528,263
700,000	Actavis Funding SCS, 4.55%, 3/15/35	732,762
580,000	Actavis Funding SCS, 4.75%, 3/15/45	615,687
1,090,000	Continental Resources, Inc., 3.80%, 6/1/24	1,004,697
1,210,000	Continental Resources, Inc., 4.50%, 4/15/23	1,174,342
1,800,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.95%, 1/15/25	1,854,499
3,243,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.00%, 8/15/40	3,676,382
1,482,000	Forest Laboratories, Inc., 4.88%, 2/15/21(d)	1,633,838
1,012,000	Forest Laboratories, Inc., 5.00%, 12/15/21(d)	1,125,297
4,550,000	General Motors Co., 6.25%, 10/2/43	5,574,032
1,235,000(a)	Goldman Sachs Group, Inc. (The), 1.06%, 7/26/22(b)	1,327,968
2,005,000(a)	Goldman Sachs Group, Inc. (The), 2.13%, 9/30/24	2,300,132
1,660,000	Helmerich & Payne International Drilling Co., 4.65%, 3/15/25(d)	1,719,119
1,000,000(a)	Kinder Morgan, Inc., 1.50%, 3/16/22	1,068,687
900,000(a)	Kinder Morgan, Inc., 2.25%, 3/16/27	964,915
944,000	Kinder Morgan, Inc., 3.05%, 12/1/19	953,368
965,000	Kinder Morgan, Inc., 4.30%, 6/1/25	990,518
1,019,000	Kinder Morgan, Inc., 5.30%, 12/1/34	1,052,800

50

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 2,200,000	Kinder Morgan, Inc., 5.55%, 6/1/45	$2,319,843
1,400,000	KLA-Tencor Corp., 4.13%, 11/1/21	1,473,895
7,711,000	KLA-Tencor Corp., 4.65%, 11/1/24	8,098,331
1,600,000(a)	Mondelez International, Inc., 1.63%, 3/8/27	1,727,423
1,700,000(a)	Mondelez International, Inc., 2.38%, 3/6/35	1,911,217
1,704,000(a)	Morgan Stanley, 1.75%, 1/30/25	1,888,870
3,550,000(a)	Morgan Stanley, 1.88%, 3/30/23	3,998,348
317,000	Perrigo Finance Plc, 3.50%, 12/15/21	327,615
3,900,000	Perrigo Finance Plc, 3.90%, 12/15/24	4,051,300
2,181,000(a)	Priceline Group, Inc. (The), 1.80%, 3/3/27	2,326,350
2,681,000	Seagate HDD Cayman, 4.75%, 1/1/25(d)	2,780,454
1,480,000	Select Income REIT, 4.15%, 2/1/22	1,486,333
1,180,000	Select Income REIT, 4.50%, 2/1/25	1,183,700
1,410,000(a)	Walgreens Boots Alliance, Inc., 2.13%, 11/20/26	1,596,450
2,099,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	2,170,265
1,400,000	Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	1,479,705
3,283,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	3,543,486
900,000	Weatherford International Ltd., 6.75%, 9/15/40	825,336

		75,296,652

Total Corporate Bonds		277,426,444

(Cost $287,191,979)

Foreign Government Bonds — 31.29%
Bulgaria — 2.14%
2,300,000(a)	Bulgaria Government International Bond, 2.00%, 3/26/22	2,460,700
1,900,000(a)	Bulgaria Government International Bond, 2.63%, 3/26/27	2,041,945
6,450,000(a)	Bulgaria Government International Bond, 2.95%, 9/3/24	7,282,101
1,450,000(a)	Bulgaria Government International Bond, 3.13%, 3/26/35	1,541,566

		13,326,312

Croatia (Hrvatska) — 1.05%
3,100,000(a)	Croatia Government International Bond, 3.00%, 3/11/25	3,241,597
2,900,000(a)	Croatia Government International Bond, 3.88%, 5/30/22	3,275,092

		6,516,689

Cyprus — 2.45%
13,241,000(a)	Cyprus Government International Bond, 4.63%, 2/3/20(d)	14,444,400
760,000(a)	Cyprus Government International Bond, 4.75%, 6/25/19	834,053

		15,278,453

Hungary — 2.08%
5,666,000(a)	Hungary Government International Bond, 5.75%, 6/11/18	6,969,974

51

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

4,731,000(a)	Hungary Government International Bond, 6.00%, 1/11/19	$5,988,458

		12,958,432

Iceland — 2.46%
3,333,000(a)	Iceland Government International Bond, 2.50%, 7/15/20	3,789,844
$ 9,342,000	Iceland Government International Bond, 5.88%, 5/11/22	10,788,646
650,000	Iceland Government International Bond, 5.88%, 5/11/22(d)	748,897

		15,327,387

Indonesia — 1.33%
7,346,000(a)	Indonesia Government International Bond, 2.88%, 7/8/21	8,313,439

Israel — 0.69%
3,453,000(a)	Israel Government International Bond, 2.88%, 1/29/24	4,297,593

Latvia — 2.85%
2,692,000(a)	Republic of Latvia, 2.63%, 1/21/21	3,285,400
4,746,000	Republic of Latvia, 2.75%, 1/12/20	4,831,615
2,950,000(a)	Republic of Latvia, 2.88%, 4/30/24	3,848,156
5,000,000	Republic of Latvia, 5.25%, 6/16/21	5,766,748

		17,731,919

Mexico — 1.08%
2,820,000(a)	Mexico Government International Bond, 1.63%, 3/6/24	3,044,504
3,300,000(a)	Mexico Government International Bond, 3.00%, 3/6/45	3,716,856

		6,761,360

Morocco — 0.22%
1,204,000(a)	Morocco Government International Bond, 3.50%, 6/19/24	1,394,610

Portugal — 3.43%
13,089,101(a)	Portugal Obrigacoes do Tesouro OT, 2.88%, 10/15/25(d)	15,661,124
3,050,000(a)	Portugal Obrigacoes do Tesouro OT, 3.88%, 2/15/30(d)	4,013,681
1,350,000(a)	Portugal Obrigacoes do Tesouro OT, 4.75%, 6/14/19(d)	1,692,457

		21,367,262

Romania — 1.06%
4,801,000(a)	Romanian Government International Bond, 4.63%, 9/18/20	6,053,361
446,000(a)	Romanian Government International Bond, 4.88%, 11/7/19	561,509

		6,614,870

Slovak Republic — 2.28%
3,000,000(a)	Slovakia Government Bond, 1.38%, 1/21/27	3,488,047
4,911,371(a)	Slovakia Government Bond, 3.63%, 1/16/29	7,242,218
1,200,000(a)	Slovakia Government Bond, 3.88%, 2/8/33	1,863,944

52

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

1,000,000(a)	Slovakia Government Bond, 4.30%, 8/9/32	$1,621,565

		14,215,774

Slovenia — 3.36%
$ 2,300,000	Slovenia Government International Bond, 4.13%, 2/18/19	2,435,240
3,221,000	Slovenia Government International Bond, 4.75%, 5/10/18	3,446,470
9,250,000	Slovenia Government International Bond, 5.50%, 10/26/22	10,660,995
3,700,000	Slovenia Government International Bond, 5.85%, 5/10/23	4,375,250

		20,917,955

Spain — 4.81%
938,000(a)	Autonomous Community of Catalonia, 0.13%, 7/13/16(b)	968,237
6,139,000(a)	Autonomous Community of Catalonia, 4.95%, 2/11/20	7,585,647
19,250,000(a)	Spain Government Bond, 1.60%, 4/30/25(d)	21,453,146

		30,007,030

Total Foreign Government Bonds		195,029,085

(Cost $203,822,587)

Shares
Investment Company — 21.02%
131,000,897	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	131,000,897

Total Investment Company		131,000,897

(Cost $131,000,897)

Contracts
Put Options Purchased — 0.10%
243	Euro STOXX 50 Index, Strike Price EUR 3,550.00, Expires 5/15/15	157,293
665	Euro STOXX 50 Index, Strike Price EUR 3,600.00, Expires 4/17/15	200,211
114	S & P E-Mini Index, Strike Price USD 1,950.00, Expires 5/15/15	85,500
93	S & P E-Mini Index, Strike Price USD 2,050.00, Expires 5/15/15	177,864

Total Put Options Purchased		620,868

(Cost $791,328)

53

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2015 (Unaudited)

Value

Total Investments	$604,077,294
(Cost $622,806,791)(g) — 96.93%

Other assets in excess of liabilities — 3.07%	19,134,456

NET ASSETS — 100.00%	$623,211,750

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2015.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Principal amount denoted in British Pounds.
(f)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(g)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,160,000	USD	4,582,265	Citibank, N.A.	4/9/15	$(108,680)
EUR	14,530,000	USD	15,800,408	Citibank, N.A.	4/9/15	(175,122)
USD	244,280,631	EUR	215,500,000	Citibank, N.A.	4/9/15	12,536,030
USD	24,369,692	EUR	21,540,000	Citibank, N.A.	4/9/15	1,205,985
USD	23,707,457	GBP	15,370,000	Citibank, N.A.	4/9/15	909,114
USD	14,560,460	EUR	12,830,000	Citibank, N.A.	4/9/15	763,322
USD	19,612,484	EUR	17,840,000	Citibank, N.A.	4/9/15	427,687
USD	3,079,587	EUR	2,750,000	Citibank, N.A.	4/9/15	122,290
USD	9,125,911	EUR	8,400,000	Citibank, N.A.	4/9/15	92,711
USD	507,724	GBP	330,000	Citibank, N.A.	4/9/15	18,234
USD	690,646	EUR	650,000	Citibank, N.A.	4/9/15	(8,352)
USD	25,270,238	EUR	23,890,000	Citibank, N.A.	4/9/15	(420,614)
CAD	16,100,000	AUD	16,561,315	Citibank, N.A.	4/30/15	116,227
EUR	7,100,000	USD	7,688,717	Citibank, N.A.	4/30/15	(51,270)
EUR	7,100,000	USD	7,814,367	Citibank, N.A.	4/30/15	(176,920)
USD	15,506,208	EUR	14,100,000	Citibank, N.A.	4/30/15	338,884
USD	15,170,216	EUR	14,200,000	Citibank, N.A.	4/30/15	(104,679)
EUR	8,982,987	DKK	66,406,729	Citibank, N.A.	10/1/15	73,240
EUR	4,911,242	DKK	36,387,389	Citibank, N.A.	10/1/15	28,310

Total						$15,586,397

54

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2015 (Unaudited)

Options written as of March 31, 2015:

Contracts	Put Options	Value
(243)	EURO STOXX 50 Index, Strike Price EUR 3,450.00, Expires 4/17/15	$(98,243)

Total (Premiums received $(88,109))		$(98,243)

Financial futures contracts as of March 31, 2015:

Long	Number of	Expiration	Unrealized		Notional
Position	Contracts	Date	Appreciation		Value	Clearinghouse
Ten Year U.S.	13	June, 2015	$609	USD	1,675,172	Credit Suisse
Treasury Bonds						Securities (USA) LLC
Ten Year	130	June, 2015	410,250	EUR	17,893,416	Credit Suisse
Euro-BTP						Securities (USA) LLC

Total			$410,859

Short	Number of	Expiration	Unrealized		Notional
Position	Contracts	Date	Depreciation		Value	Clearinghouse
Five Year	6	June, 2015	$(310)	EUR	776,292	Credit Suisse
Euro-Bobl						Securities (USA) LLC
Five Year U.S.	182	June, 2015	(222,227)	USD	21,656,164	Credit Suisse
Treasury Bonds						Securities (USA) LLC
Ten Year	32	June, 2015	(120,184)	GBP	3,783,040	Credit Suisse
British Bond						Securities (USA) LLC
Ten Year	157	June, 2015	(217,989)	EUR	24,722,350	Credit Suisse
Euro-Bond						Securities (USA) LLC
Thirty Year	23	June, 2015	(288,766)	EUR	3,782,810	Credit Suisse
Euro-Bond						Securities (USA) LLC
Thirty Year U.S.	72	June, 2015	(207,421)	USD	12,023,579	Credit Suisse
Treasury Bonds						Securities (USA) LLC
Twenty Year U.S.	37	June, 2015	(110,062)	USD	5,933,313	Credit Suisse
Treasury Bonds						Securities (USA) LLC
Two Year U.S.	35	June, 2015	(20,719)	USD	7,649,750	Credit Suisse
Treasury Bonds						Securities (USA) LLC

Total			$(1,187,678)

55

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2015 (Unaudited)

Interest rate swaps as of March 31, 2015:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
0.30%	EUR-EURIBOR Reuters	J.P. Morgan Chase Bank, N.A.	1/4/20	EUR	37,500(a)	$(118,181)
0.67%	EUR-EURIBOR Reuters	J.P. Morgan Chase Bank, N.A.	2/15/24	EUR	84,600(a)	(1,304,091)
0.53%	EUR-EURIBOR Reuters	J.P. Morgan Chase Bank, N.A.	2/15/24	EUR	24,000(a)	(45,326)
2.09%	USD-BBA LIBOR	J.P. Morgan Chase Bank, N.A.	12/31/21	USD	69,500(a)	(1,237,737)

Total						$(2,705,335)

(a)	The Fund pays the fixed rate on these swaps.

Credit default swaps as of March 31, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Anglo American Capital Plc	BNP Paribas SA	6/20/20	Buy	EUR	1,344	$48,751
1.00%	Baker Hughes, Inc.	Deutsche Bank AG	9/20/19	Buy	USD	3,227	(106,375)
1.00%	Barclays Bank Plc	JPMorgan Chase Bank, N.A.	6/20/20	Sell	EUR	676(a)	(10,712)
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	6/20/19	Sell	USD	2,300(a)	294,787
5.00%	Best Buy Co., Inc.	Barclays Bank Plc	6/20/19	Sell	USD	477(a)	61,136
5.00%	Best Buy Co., Inc.	BNP Paribas SA	6/20/19	Sell	USD	64(a)	8,203
5.00%	Best Buy Co., Inc.	Citibank, N.A.	9/20/19	Sell	USD	383(a)	48,407
5.00%	Best Buy Co., Inc.	Citibank, N.A.	3/20/20	Sell	USD	442(a)	54,408
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	3/20/20	Sell	USD	427(a)	52,561
1.00%	BorgWarner, Inc.	Morgan Stanley & Co.	6/20/20	Buy	USD	4,766	(99,963)
1.00%	Boston Scientific Corp.	JPMorgan Chase Bank, N.A.	6/20/20	Buy	USD	4,500	(124,705)
1.00%	BP Plc	BNP Paribas SA	6/20/20	Buy	EUR	2,400	(46,488)
1.00%	Cardinal Health, Inc.	JPMorgan Chase Bank, N.A.	6/20/20	Buy	USD	3,720	(154,492)
1.00%	CDX.NA.HY, Series 24	J.P. Morgan Chase Bank, N.A.	6/20/20	Buy	USD	8,600	(630,552)
5.00%	CDX.NA.HY, Series 24	J.P. Morgan Chase Bank, N.A.	6/20/20	Sell	USD	2,275(a)	164,831
1.00%	CDX.NA.IG, Series 24	J.P. Morgan Chase Bank, N.A.	6/20/20	Sell	USD	580(a)	10,494
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	3/20/19	Sell	USD	1,778(a)	100,882
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	3/20/19	Sell	USD	985(a)	55,888
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	12/20/19	Sell	USD	255(a)	12,903

56

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2015 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	12/20/19	Sell	USD	170(a)	$8,602
1.00%	Cytec Industries, Inc.	Morgan Stanley & Co.	6/20/20	Buy	USD	2,360	(17,989)
1.00%	Diamond Offshore Drilling, Inc.	JPMorgan Chase Bank, N.A.	12/20/19	Sell	USD	605(a)	(59,177)
1.00%	Diamond Offshore Drilling, Inc.	JPMorgan Chase Bank, N.A.	12/20/19	Sell	USD	297(a)	(29,050)
1.00%	Diamond Offshore Drilling, Inc.	JPMorgan Chase Bank, N.A.	12/20/19	Sell	USD	178(a)	(17,411)
1.00%	Dover Corp.	JPMorgan Chase Bank, N.A.	6/20/20	Buy	USD	1,200	(32,328)
5.00%	EDP - Energias de Portugal SA	Citibank, N.A.	3/20/20	Sell	EUR	204(a)	42,346
5.00%	Fiat Chrysler Automobiles NV	Morgan Stanley & Co.	6/20/20	Buy	EUR	1,700	(305,745)
1.00%	Glencore Finance Europe SA	BNP Paribas SA	6/20/20	Buy	EUR	5,270	162,854
1.00%	Hess Corp.	Morgan Stanley & Co.	6/20/20	Buy	USD	1,604	52,287
1.00%	Hess Corp.	J.P. Morgan Chase Bank, N.A.	6/20/20	Buy	USD	1,506	49,092
1.00%	HJ Heinz Co.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	2,263	(56,134)
1.00%	HJ Heinz Co.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	93	(2,307)
1.00%	Ingersoll-Rand Co.	JPMorgan Chase Bank, N.A.	6/20/20	Buy	USD	3,813	(136,286)
5.00%	International Lease Finance Corp.	JPMorgan Chase Bank, N.A.	6/20/19	Sell	USD	1,793(a)	244,599
5.00%	International Lease Finance Corp.	Deutsche Bank AG	6/20/19	Sell	USD	504(a)	68,737
1.00%	Italy Government International Bond	Citibank, N.A.	3/20/20	Sell	USD	17,000(a)	(61,002)
1.00%	Italy Government International Bond	Citibank, N.A.	3/20/20	Sell	USD	17,000(a)	(61,002)
1.00%	iTraxx Europe Sub Financials, Series 23	Barclays Bank Plc	6/20/20	Buy	EUR	5,376	94,473
1.00%	Lafarge SA	BNP Paribas SA	6/20/20	Buy	EUR	2,189	(48,547)
1.00%	Mattel, Inc.	Citibank, N.A.	6/20/20	Buy	USD	4,730	115,963
1.00%	Newell Rubbermaid, Inc.	BNP Paribas SA	9/20/19	Buy	USD	493	(14,389)
1.00%	Newell Rubbermaid, Inc.	Citibank, N.A.	6/20/20	Buy	USD	3,252	(87,584)
5.00%	Nokia OYJ	Barclays Bank Plc	6/20/20	Sell	EUR	650(a)	138,256
1.00%	Nordstrom, Inc.	JPMorgan Chase Bank, N.A.	6/20/20	Buy	USD	4,766	(149,713)
1.00%	Packaging Corp. of America	BNP Paribas SA	6/20/20	Buy	USD	3,437	(46,701)
1.00%	Quest Diagnostics, Inc.	BNP Paribas SA	6/20/20	Buy	USD	4,035	(54,170)

57

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2015 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Quest Diagnostics, Inc.	JPMorgan Chase Bank, N.A.	6/20/20	Buy	USD	940	$(12,666)
1.00%	Rio Tinto Finance USA Ltd.	Deutsche Bank AG	6/20/20	Buy	USD	769	(2,515)
1.00%	Rio Tinto Finance USA Ltd.	Citibank, N.A.	6/20/20	Buy	USD	456	(152)
1.00%	Royal Bank of Scotland Plc (The)	Citibank, N.A.	6/20/20	Sell	EUR	4,700(a)	(106,116)
1.00%	Stanley Black & Decker, Inc.	Morgan Stanley & Co.	9/20/19	Buy	USD	4,500	(99,476)
1.00%	Stanley Black & Decker, Inc.	BNP Paribas SA	9/20/19	Buy	USD	230	(5,084)
1.00%	Tyco International Finance SA	JPMorgan Chase Bank, N.A.	3/20/20	Buy	USD	1,700	(39,705)
1.00%	Vale Overseas Ltd.	BNP Paribas SA	3/20/20	Buy	USD	1,000	98,816
1.00%	Waste Management, Inc.	JPMorgan Chase Bank, N.A.	3/20/20	Buy	USD	2,357	(55,902)
1.00%	Weatherford International Ltd.	Barclays Bank Plc	6/20/18	Sell	USD	2,300(a)	(77,055)
1.00%	Weatherford International Ltd.	Barclays Bank Plc	6/20/18	Sell	USD	824(a)	(27,606)
1.00%	Weatherford International Ltd.	Morgan Stanley & Co.	6/20/19	Sell	USD	2,267(a)	(167,021)
1.00%	Weatherford International Ltd.	BNP Paribas SA	3/20/20	Sell	USD	450(a)	(45,031)
1.00%	Weatherford International Ltd.	Barclays Bank Plc	3/20/20	Sell	USD	244(a)	(24,417)
1.00%	Weatherford International Ltd.	Morgan Stanley & Co.	3/20/20	Sell	USD	238(a)	(23,816)
1.00%	Xerox Corp.	Morgan Stanley & Co.	3/20/20	Buy	USD	1,028	(6,905)

Total (Premiums received $(375,071))							$(1,057,013)

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

AUD - Australian Dollar

BBA LIBOR - British Bankers Association London Interbank Offered Rate

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

CAD - Canadian Dollar

DKK - Danish Krone

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

USD - United States Dollar

58

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	31.29%
Financials	19.35%
Telecom Services	7.33%
Consumer Staples	3.98%
Consumer Discretionary	3.90%
Energy	3.47%
Utilities	2.85%
Information Technology	1.98%
Health Care	1.66%
Other*	24.19%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, options, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

59

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

March 31, 2015 (Unaudited)

Principal Amount		Value

Corporate Bonds — 17.80%
Azerbaijan — 4.32%
$ 645,000	State Oil Co. of the Azerbaijan Republic, 6.95%, 3/18/30	$641,775

Brazil — 1.99%
381,341	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/22	295,539

Ecuador — 1.40%
241,578	EP PetroEcuador via Noble Sovereign Funding I Ltd., 5.87%, 9/24/19(a)	208,965

Malaysia — 3.54%
525,000	Petronas Capital Ltd., 4.50%, 3/18/45	527,242

Mexico — 4.87%
715,000	Petroleos Mexicanos, 5.63%, 1/23/46	723,938

South Africa — 1.68%
250,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25	250,625

Total Corporate Bonds		2,648,084

(Cost $2,651,389)

Foreign Government Bonds — 64.47%
Brazil — 0.68%
130,000(b)	Brazil Notas do Tesouro Nacional Series B, 6.00%, 8/15/50	100,554

Bulgaria — 7.53%
525,000(c)	Bulgaria Government International Bond, 2.00%, 3/26/22	561,682
525,000(c)	Bulgaria Government International Bond, 3.13%, 3/26/35	558,153

		1,119,835

Colombia — 3.35%
485,000	Colombia Government International Bond, 5.00%, 6/15/45	498,095

Costa Rica — 1.79%
260,000	Costa Rica Government International Bond, 7.16%, 3/12/45	265,850

Croatia (Hrvatska) — 10.44%
460,000(c)	Croatia Government International Bond, 3.00%, 3/11/25	481,011
975,000	Croatia Government International Bond, 6.00%, 1/26/24	1,071,281

		1,552,292

Cyprus — 1.83%
250,000(c)	Cyprus Government International Bond, 4.63%, 2/3/20(d)	272,721

60

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

Dominican Republic — 2.10%
$ 300,000	Dominican Republic International Bond, 6.85%, 1/27/45	$312,750

Ecuador — 2.20%
325,000	Ecuador Government International Bond, 10.50%, 3/24/20	326,625

El Salvador — 2.40%
100,000	El Salvador Government International Bond, 5.88%, 1/30/25	97,650
250,000	El Salvador Government International Bond, 7.63%, 2/1/41	260,000

		357,650

Gabon — 2.53%
400,000	Gabonese Republic, 6.38%, 12/12/24	376,000

Greece — 0.35%
9,941,200(c)	Hellenic Republic Government Bond, 7.97%, 10/15/42(a)	52,377

Honduras — 3.91%
275,000	Honduras Government International Bond, 7.50%, 3/15/24	292,188
260,000	Republic of Honduras, 8.75%, 12/16/20	289,250

		581,438

Macedonia — 1.47%
200,000(c)	Former Yugoslav Republic of Macedonia, 3.98%, 7/24/21	219,350

Mexico — 13.50%
675,000(c)	Mexico Government International Bond, 3.00%, 3/6/45	760,266
1,180,000	Mexico Government International Bond, 4.75%, 3/8/44	1,246,670

		2,006,936

Romania — 2.39%
306,000(c)	Romanian Government International Bond, 2.88%, 10/28/24	355,546

Slovenia — 4.33%
550,000(c)	Slovenia Government Bond, 2.25%, 3/25/22	643,344

Uruguay — 3.67%
525,000	Uruguay Government International Bond, 5.10%, 6/18/50	546,000

Total Foreign Government Bonds		9,587,363

(Cost $9,624,727)

61

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

Investment Company — 12.35%
1,836,161	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$1,836,161

Total Investment Company		1,836,161

(Cost $1,836,161)

Total Investments		$14,071,608
(Cost $14,112,277)(e) — 94.62%

Other assets in excess of liabilities — 5.38%		799,853

NET ASSETS — 100.00%		$14,871,461

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2015.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Principal amount denoted in Euros.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	435,000	USD	460,882	Citibank, N.A.	4/9/15	$6,909
EUR	230,000	USD	245,614	Citibank, N.A.	4/9/15	1,724
EUR	210,000	USD	225,890	Citibank, N.A.	4/9/15	(60)
USD	1,739,714	EUR	1,535,000	Citibank, N.A.	4/9/15	89,004
USD	627,724	EUR	560,000	Citibank, N.A.	4/9/15	25,510
USD	636,803	EUR	570,000	Citibank, N.A.	4/9/15	23,836
USD	430,678	EUR	380,000	Citibank, N.A.	4/9/15	22,034
USD	764,008	EUR	695,000	Citibank, N.A.	4/9/15	16,619
USD	266,421	EUR	245,000	Citibank, N.A.	4/9/15	2,952
USD	70,472	EUR	65,000	Citibank, N.A.	4/9/15	573
USD	239,151	EUR	225,000	Citibank, N.A.	4/9/15	(2,810)
USD	285,477	EUR	270,000	Citibank, N.A.	4/9/15	(4,876)
EUR	748,766	CZK	20,513,982	Citibank, N.A.	4/28/15	4,911
EUR	1,062,389	PLN	4,353,246	Citibank, N.A.	4/28/15	(4,835)
MXN	4,546,973	USD	296,210	Citibank, N.A.	4/28/15	1,316
MXN	15,177,008	USD	1,005,000	Citibank, N.A.	4/28/15	(11,911)
PLN	2,172,853	EUR	525,000	Citibank, N.A.	4/28/15	8,087
PLN	2,180,393	EUR	527,841	Citibank, N.A.	4/28/15	7,019
THB	17,326,050	USD	533,150	Citibank, N.A.	4/28/15	(1,421)

62

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	523,223	IDR	6,956,250,000	Citibank, N.A.	4/28/15	$(3,931)
USD	525,000	ILS	2,061,124	Citibank, N.A.	4/28/15	7,054
USD	625,000	MXN	9,343,187	Citibank, N.A.	4/28/15	13,640
USD	525,000	MYR	1,934,835	Citibank, N.A.	4/28/15	4,756
USD	257,648	RUB	15,832,500	Citibank, N.A.	4/28/15	(10,618)
USD	775,000	SGD	1,077,560	Citibank, N.A.	4/28/15	(9,654)
USD	526,964	THB	17,326,050	Citibank, N.A.	4/28/15	(4,765)

Total						$181,063

Financial futures contracts as of March 31, 2015:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
Five Year	4	June, 2015	$(924)	EUR	516,860	Credit Suisse
Euro-Bobl						Securities (USA) LLC
Ten Year	5	June, 2015	140	EUR	793,930	Credit Suisse
Euro-Bund						Securities (USA) LLC
Thirty Year	6	June, 2015	(22,643)	EUR	1,035,877	Credit Suisse
Euro-Bond						Securities (USA) LLC
Ten Year U.S.	1	June, 2015	172	USD	129,078	Credit Suisse
Treasury Bonds						Securities (USA) LLC
Thirty Year U.S.	12	June, 2015	10,110	USD	2,048,610	Credit Suisse
Treasury Bonds						Securities (USA) LLC

Total			$(13,145)

Interest rate swaps as of March 31, 2015:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
12.39%	BRL-CDI	Barclays Bank Plc	1/2/17	BRL	8,750(a)	$(42,009)
13.35%	BRL-CDI	Deutsche Bank AG	1/2/17	BRL	6,300(a)	(1,354)
5.21%	CLPTNA	Deutsche Bank AG	1/29/25	CLP	350,000(a)	(1,443)
2.30%	PLN-WIBOR-WIBO	Citibank, N.A.	2/17/25	PLN	3,150(b)	1,762
2.32%	PLN-WIBOR-WIBO	BNP Paribas SA	2/17/25	PLN	3,125(b)	1,040
2.38%	PLN-WIBOR-WIBO	BNP Paribas SA	3/23/25	PLN	2,275(b)	(562)

Total						$(42,566)

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

63

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2015 (Unaudited)

Credit default swaps as of March 31, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	China Government International Bond	BNP Paribas SA	6/20/20	Buy	USD	750	$(3,733)
1.00%	China Government International Bond	BNP Paribas SA	6/20/20	Buy	USD	550	(2,078)
1.00%	Turkey Government International Bond	BNP Paribas SA	6/20/20	Buy	USD	1,025	55,959
1.00%	Turkey Government International Bond	BNP Paribas SA	6/20/20	Buy	USD	775	45,326

Total (Premiums received $94,628)							$95,474

Abbreviations used are defined below:

Bobl - German Bundesobligationen

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

Bund - German Government Bond

CLP - Chilean Peso

CLPTNA - Chilean Peso Tenor Rate

CZK - Czech Koruna

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeili New Shekel

MXN - Mexican Peso

MYR - Malaysian Ringgit

PLN - Polish Zloty

PLN-WIBOR-WIBO - Warsaw Interbank Offered Rate for Polish Zloty

RUB - Russian Rouble

SGD - Singapore Dollar

THB - Thai Baht

USD - United States Dollar

64

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

March 31, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	64.47%
Energy	14.13%
Industrials	1.99%
Utilities	1.68%
Other*	17.73%

100.00%

*	Includes cash, Investment Company, credit default swaps, interest rate swaps, futures, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

65

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund

March 31, 2015 (Unaudited)

Principal Amount		Value

Convertible Bonds — 12.72%
Australia — 0.17%
100,000(a)	Novion Property Group, 5.75%, 7/4/16	$84,067

Austria — 0.32%
100,000(b)	IMMOFINANZ AG, 1.50%, 9/11/19	130,148
6,317(b)	IMMOFINANZ AG, 4.25%, 3/8/18	31,313

		161,461

China — 0.30%
$ 100,000	Billion Express Investments Ltd., 0.75%, 10/18/15	100,250
50,000	Ctrip.com International Ltd., 1.25%, 10/15/18	52,255

		152,505

France — 0.25%
2,650(b)	Air France-KLM, 2.03%, 2/15/23	32,666
5,100(b)	Etablissements Maurel et Prom, 7.13%, 7/31/15	73,044
540(b)	Faurecia, 3.25%, 1/1/18	23,841

		129,551

Germany — 0.87%
100,000(b)	Air Berlin Finance BV, 6.00%, 3/6/19	102,901
100,000(b)	Deutsche Wohnen AG, 0.50%, 11/22/20	149,567
100,000(b)	Grand City Properties SA, 1.50%, 2/24/19	193,813

		446,281

Hong Kong — 0.68%
1,000,000(c)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	154,849
200,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	192,500

		347,349

Japan — 1.34%
100,000	Gunma Bank Ltd. (The), 1.15%, 10/11/19(d)	111,000
10,000,000(e)	Kawasaki Kisen Kaisha Ltd., 3.12%, 9/26/18(d)	97,678
10,000,000(e)	SBI Holdings, Inc., 3.05%, 11/2/17(d)	92,550
10,000,000(e)	Takashimaya Co. Ltd., 0.97%, 12/11/20(d)	94,426
10,000,000(e)	Terumo Corp., 0.63%, 12/6/21(d)	92,237
10,000,000(e)	Toppan Printing Co. Ltd., 0.49%, 12/19/16(d)	86,547
10,000,000(e)	Toray Industries, Inc., 3.70%, 8/31/21(d)	109,017

		683,455

Malaysia — 0.82%
200,000	Cahaya Capital Ltd., 0.47%, 9/18/21(d)	206,500

66

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

250,000(f)	Indah Capital Ltd., 1.57%, 10/24/18(d)	$211,772

		418,272

Mexico — 0.23%
$ 100,000	Cemex SAB de CV, 3.75%, 3/15/18	117,985

Netherlands — 0.70%
200,000	NXP Semiconductor NV, 1.00%, 12/1/19(g)	239,662
100,000(b)	Vastned Retail NV, 1.88%, 4/10/19	118,680

		358,342

Norway — 0.39%
100,000(b)	Marine Harvest ASA, 0.88%, 5/6/19	127,417
70,000	Ship Finance International Ltd., 3.25%, 2/1/18	69,563

		196,980

Singapore — 0.20%
100,000	Olam International Ltd., 6.00%, 10/15/16	104,125

Switzerland — 0.16%
25,000(e)	BKW AG, 0.13%, 9/30/20	26,050
55,000(e)	Schindler Holding AG, 0.38%, 6/5/17	57,818

		83,868

Taiwan — 0.20%
100,000	Epistar Corp., 2.55%, 8/7/18(d)	104,125

United Arab Emirates — 0.41%
200,000	National Bank of Abu Dhabi PJSC, 1.00%, 3/12/18	210,000

United Kingdom — 0.31%
100,000(h)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	156,394

United States — 5.37%
55,000	Akamai Technologies, Inc., 1.00%, 2/15/19(d)	59,263
50,000	Anacor Pharmaceuticals, Inc., 2.00%, 10/15/21(g)	97,469
50,000	Ares Capital Corp., 4.38%, 1/15/19	51,813
35,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	53,003
100,000	Cardtronics, Inc., 1.00%, 12/1/20	98,937
50,000	Cepheid, Inc., 1.25%, 2/1/21	55,531
50,000	Euronet Worldwide, Inc., 1.50%, 10/1/44(g)	54,094
50,000	Huron Consulting Group, Inc., 1.25%, 10/1/19(g)	55,187
40,000	Illumina, Inc., 0.25%, 3/15/16	88,450
65,000	Intel Corp., 3.25%, 8/1/39	102,619
50,000	Jarden Corp., 1.13%, 3/15/34	59,375
50,000	JDS Uniphase Corp., 0.63%, 8/15/33	51,719

67

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 60,000	Liberty Interactive LLC, 3.50%, 1/15/31	$33,075
60,000	Liberty Media Corp., 1.38%, 10/15/23	59,887
105,000	LinkedIn Corp., 0.50%, 11/1/19(g)	115,237
60,000	Medidata Solutions, Inc., 1.00%, 8/1/18	67,650
16,000	Medivation, Inc., 2.63%, 4/1/17	40,170
121,000	Microchip Technology, Inc., 1.63%, 2/15/25(g)	125,613
80,000	NVIDIA Corp., 1.00%, 12/1/18	94,300
52,000	Palo Alto Networks, Inc., 4.55%, 7/1/19(d)(g)	74,587
85,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	113,422
40,000	Prospect Capital Corp., 4.75%, 4/15/20(g)	37,450
200,000	QIAGEN NV, 0.38%, 3/19/19	222,500
43,000	Restoration Hardware Holdings, Inc., 0.32%, 6/15/19(d)(g)	45,634
117,000	Salesforce.com, Inc., 0.25%, 4/1/18	140,107
105,000	SanDisk Corp., 0.50%, 10/15/20	105,394
55,000	ServiceNow, Inc., 2.08%, 11/1/18(d)	67,616
40,000	SolarCity Corp., 1.63%, 11/1/19(g)	35,400
40,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	43,925
63,000	SunEdison, Inc., 0.25%, 1/15/20(g)	67,449
98,000	SunEdison, Inc., 2.38%, 4/15/22(g)	114,905
15,000	TESARO, Inc., 3.00%, 10/1/21	26,737
150,000	Tesla Motors, Inc., 1.25%, 3/1/21	125,625
27,000	Whiting Petroleum Corp., 1.25%, 4/1/20(g)	28,502
122,000	Yahoo!, Inc., 2.71%, 12/1/18(d)	131,607

		2,744,252

Total Convertible Bonds		6,499,012

(Cost $6,441,223)

Corporate Bonds — 42.62%
Azerbaijan — 0.39%
200,000	State Oil Co. of the Azerbaijan Republic, 6.95%, 3/18/30	199,000

Barbados — 0.51%
250,000	Columbus International, Inc., 7.38%, 3/30/21	261,875

Brazil — 0.05%
30,000	Petrobras Global Finance BV, 5.38%, 1/27/21	27,226

Canada — 1.51%
250,000	Mood Media Corp., 9.25%, 10/15/20(g)	213,750
540,000	Videotron Ltd., 5.38%, 6/15/24(g)	558,900

		772,650

Colombia — 0.11%
100,000	Pacific Rubiales Energy Corp., 5.63%, 1/19/25	58,250

68

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

France — 1.50%
$ 400,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(g)	$427,000
300,000(b)	Numericable-SFR SAS, 5.63%, 5/15/24	340,315

		767,315

Germany — 1.53%
700,000(b)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	782,779

Indonesia — 0.82%
355,000	Majapahit Holding BV, 8.00%, 8/7/19	418,361

Ireland — 0.60%
270,000(b)	Baggot Securities Ltd., 10.24%, 12/29/49	305,413

Italy — 2.21%
240,000	Cleopatra Finance Ltd., 6.25%, 2/15/22(g)	234,000
240,000	Cleopatra Finance Ltd., 6.50%, 2/15/25(g)	231,600
350,000(b)	Wind Acquisition Finance SA, 4.00%, 7/15/20	379,234
260,000(b)	Wind Acquisition Finance SA, 4.00%, 7/15/20	281,716

		1,126,550

Jamaica — 1.36%
530,000	Digicel Ltd., 6.00%, 4/15/21(g)	503,500
200,000	Digicel Ltd., 6.75%, 3/1/23(g)	193,500

		697,000

Kazakhstan — 0.34%
200,000	KazMunayGas National Co. JSC, 4.40%, 4/30/23	173,500

Luxembourg — 1.75%
400,000(b)	Altice Financing SA, 6.50%, 1/15/22	465,107
443,400	Intelsat Jackson Holdings SA, 6.63%, 12/15/22	427,881

		892,988

Malaysia — 0.79%
400,000	Petronas Capital Ltd., 4.50%, 3/18/45	401,708

Mexico — 2.16%
140,000	Petroleos Mexicanos, 4.25%, 1/15/25	141,050
740,000	Petroleos Mexicanos, 5.63%, 1/23/46	749,250
24,000	Petroleos Mexicanos, 5.75%, 3/1/18	26,328
75,000	Petroleos Mexicanos, 6.38%, 1/23/45	83,625
90,000	Petroleos Mexicanos, 6.63%, 6/15/35	102,600

		1,102,853

69

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

Netherlands — 1.11%
300,000(b)	LGE HoldCo VI BV, 7.13%, 5/15/24	$366,121
$ 200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(g)	200,000

		566,121

United Kingdom — 4.70%
190,000(h)	Brakes Capital, 7.13%, 12/15/18	286,072
400,000	Lloyds Banking Group Plc, 7.50%, 4/30/49(i)	426,000
400,000(h)	Matalan Finance Plc, 6.88%, 6/1/19	596,443
374,056(h)	Priory Group No. 3 Plc, 7.00%, 2/15/18	574,292
50,000(b)	Rexam Plc, 6.75%, 6/29/67(i)	55,106
100,000(b)	Virgin Media Finance Plc, 4.50%, 1/15/25	112,363
225,000(h)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	349,200

		2,399,476

United States — 21.18%
560,000	ADT Corp. (The), 4.13%, 6/15/23	523,600
400,000	AMC Entertainment, Inc., 5.88%, 2/15/22	415,000
120,000	Argos Merger Sub, Inc., 7.13%, 3/15/23(g)	124,350
450,000	Berry Plastics Corp., 5.50%, 5/15/22	462,375
760,000	Biomet, Inc., 6.50%, 8/1/20	805,600
300,000	Blackboard, Inc., 7.75%, 11/15/19(g)	288,000
620,000	CCOH Safari LLC, 5.75%, 12/1/24	638,600
106,000	CDW LLC/CDW Finance Corp., 5.00%, 9/1/23	107,590
70,000	Cinemark USA, Inc., 4.88%, 6/1/23	69,650
350,000	Envision Healthcare Corp., 5.13%, 7/1/22(g)	357,875
400,000	Epicor Software Corp., 8.63%, 5/1/19	418,000
520,000	Equinix, Inc., 5.75%, 1/1/25	542,100
520,000	Geo Group, Inc. (The), 5.13%, 4/1/23	530,400
200,000	HCA, Inc., 4.75%, 5/1/23	207,500
400,000	Level 3 Financing, Inc., 5.38%, 8/15/22	411,625
500,000	Live Nation Entertainment, Inc., 5.38%, 6/15/22(g)	510,000
260,000	MGM Resorts International, 6.00%, 3/15/23	267,150
250,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	221,250
250,000	Momentive Performance Materials, Inc., 8.88%, 10/15/20(j)(k)	0
500,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(g)	503,125
220,000	Overseas Shipholding Group, Inc., Series N-II, 7.50%, 2/15/21	204,600
456,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	507,300
140,000	Rosetta Resources, Inc., 5.88%, 6/1/24	130,200
220,000	Sirius XM Radio, Inc., 5.38%, 4/15/25(g)	221,100
150,000	Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23(g)	154,500
410,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24(g)	400,775
340,000	Tenet Healthcare Corp., 5.00%, 3/1/19(g)	337,450
300,000	Tenet Healthcare Corp., 8.00%, 8/1/20	315,000
200,000	TransDigm, Inc., 6.00%, 7/15/22	200,000
430,000(b)	VRX Escrow Corp., 4.50%, 5/15/23	464,667

70

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

163,000(b)	VWR Funding, Inc., 4.63%, 4/15/22	$173,293
$ 310,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23(g)	311,550

		10,824,225

Total Corporate Bonds		21,777,290

(Cost $21,874,703)

Foreign Government Bonds — 33.98%
Azerbaijan — 0.41%
210,000	Republic of Azerbaijan International Bond, 4.75%, 3/18/24	209,475

Bahrain — 0.43%
225,000	Bahrain Government International Bond, 6.00%, 9/19/44	217,406

Brazil — 1.51%
210,000	Brazilian Government International Bond, 2.63%, 1/5/23	188,790
600,000	Brazilian Government International Bond, 4.25%, 1/7/25	585,300

		774,090

Bulgaria — 1.48%
125,000(b)	Bulgaria Government International Bond, 2.00%, 3/26/22	133,734
130,000(b)	Bulgaria Government International Bond, 2.63%, 3/26/27	139,712
335,000(b)	Bulgaria Government International Bond, 2.95%, 9/3/24	378,218
100,000(b)	Bulgaria Government International Bond, 3.13%, 3/26/35	106,315

		757,979

Colombia — 0.40%
200,000	Colombia Government International Bond, 5.00%, 6/15/45	205,400

Costa Rica — 0.80%
400,000	Costa Rica Government International Bond, 7.16%, 3/12/45	409,000

Cote D’Ivoire (Ivory Coast) — 1.43%
775,000	Ivory Coast Government International Bond, 5.75%, 12/31/32(l)	732,375

Croatia (Hrvatska) — 4.10%
165,000(b)	Croatia Government International Bond, 3.00%, 3/11/25	172,537
100,000(b)	Croatia Government International Bond, 3.88%, 5/30/22	112,934
550,000	Croatia Government International Bond, 6.00%, 1/26/24	604,313
375,000	Croatia Government International Bond, 6.25%, 4/27/17	398,437
550,000	Croatia Government International Bond, 6.38%, 3/24/21	607,063
180,000	Croatia Government International Bond, 6.75%, 11/5/19	199,350

		2,094,634

71

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

Dominican Republic — 2.00%
$ 255,000	Dominican Republic International Bond, 5.50%, 1/27/25	$262,013
380,000	Dominican Republic International Bond, 5.88%, 4/18/24	395,580
350,000	Dominican Republic International Bond, 6.85%, 1/27/45	364,875

		1,022,468

Gabon — 0.40%
215,000	Gabonese Republic, 6.38%, 12/12/24	202,100

Hungary — 2.00%
200,000	Hungary Government International Bond, 4.00%, 3/25/19	208,500
275,000	Hungary Government International Bond, 6.25%, 1/29/20	313,500
430,000	Hungary Government International Bond, 6.38%, 3/29/21	498,800

		1,020,800

Indonesia — 1.62%
400,000	Indonesia Government International Bond, 4.13%, 1/15/25	410,500
400,000	Indonesia Government International Bond, 5.13%, 1/15/45	419,500

		830,000

Kazakhstan — 0.67%
400,000	Kazakhstan Government International Bond, 4.88%, 10/14/44	342,000

Kenya — 1.22%
200,000	Kenya Government International Bond, 5.88%, 6/24/19	206,000
400,000	Kenya Government International Bond, 6.88%, 6/24/24	418,480

		624,480

Mexico — 2.69%
100,000(b)	Mexico Government International Bond, 1.63%, 3/6/24	107,961
110,000(b)	Mexico Government International Bond, 3.00%, 3/6/45	123,895
440,000	Mexico Government International Bond, 3.60%, 1/30/25	451,000
320,000	Mexico Government International Bond, 3.63%, 3/15/22	332,000
130,000	Mexico Government International Bond, 4.00%, 10/2/23	138,255
215,000	Mexico Government International Bond, 4.60%, 1/23/46	222,525

		1,375,636

Panama — 1.25%
625,000	Panama Government International Bond, 3.75%, 3/16/25	639,687

Paraguay — 0.82%
200,000	Republic of Paraguay, 4.63%, 1/25/23	205,500
200,000	Republic of Paraguay, 6.10%, 8/11/44	216,000

		421,500

72

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

Peru — 1.10%
$ 351,000	Peruvian Government International Bond, 5.63%, 11/18/50	$425,587
100,000	Peruvian Government International Bond, 7.35%, 7/21/25	135,400

		560,987

Romania — 3.32%
314,000(b)	Romanian Government International Bond, 2.88%, 10/28/24	364,841
710,000	Romanian Government International Bond, 4.38%, 8/22/23	758,813
300,000	Romanian Government International Bond, 4.88%, 1/22/24	331,500
200,000	Romanian Government International Bond, 6.75%, 2/7/22	241,000

		1,696,154

Serbia — 1.17%
565,000	Republic of Serbia, 5.88%, 12/3/18	597,487

Slovenia — 2.05%
550,000	Slovenia Government International Bond, 5.25%, 2/18/24	631,125
350,000	Slovenia Government International Bond, 5.85%, 5/10/23	413,875

		1,045,000

South Africa — 0.50%
220,000	South Africa Government International Bond, 5.88%, 9/16/25	253,006

Turkey — 0.58%
200,000	Turkey Government International Bond, 4.88%, 4/16/43	197,500
80,000	Turkey Government International Bond, 7.38%, 2/5/25	99,300

		296,800

Uruguay — 0.41%
200,000	Uruguay Government International Bond, 5.10%, 6/18/50	208,000

Vietnam — 1.62%
575,000	Vietnam Government International Bond, 4.80%, 11/19/24	600,875
200,000	Vietnam Government International Bond, 6.75%, 1/29/20	224,760

		825,635

Total Foreign Government Bonds		17,362,099

(Cost $17,319,121)

73

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

Convertible Preferred Stocks — 0.15%
United States — 0.15%
38	Actavis Plc, 5.50%, 3/1/18	$38,456
389	American Tower Corp., 5.50%, 2/15/18	38,244

Total Convertible Preferred Stocks		76,700

(Cost $77,351)

Common Stocks — 0.22%
France — 0.22%
237	Eurazeo SA	16,266
172	Kering	33,623
238	Unibail-Rodamco SE	64,246

Total Common Stocks		114,135

(Cost $114,601)

Contracts
Call Options Purchased — 0.06%
3	Adidas AG, Strike Price EUR 68.00, Expires 12/18/15	2,697
5	Cap Gemini SA, Strike Price EUR 67.00, Expires 12/16/16	7,994
24	Citrix Systems, Inc., Strike Price USD 90.00, Expires 1/15/16	1,080
18	Siemens AG, Strike Price EUR 100.00, Expires 6/17/16	17,748

Total Call Options Purchased		29,519

(Cost $22,637)

Put Options Purchased — 0.08%
11	Euro STOXX 50 Index, Strike Price EUR 3,475.00, Expires 5/15/15	5,003
35	Euro STOXX 50 Index, Strike Price EUR 3,500.00, Expires 5/15/15	17,951
130	Powershares QQQ Trust Series 1, Strike Price USD 102.00, Expires 5/15/15	16,900

Total Put Options Purchased		39,854

(Cost $54,234)

74

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

Investment Company — 3.84%
1,964,930	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$1,964,930

Total Investment Company		1,964,930

(Cost $1,964,930)

Total Investments		$47,863,539
(Cost $ 47,868,800)(m) — 93.67%

Other assets in excess of liabilities — 6.33%		3,236,308

NET ASSETS — 100.00%		$51,099,847

(a)	Principal amount denoted in Australian Dollars.
(b)	Principal amount denoted in Euros.
(c)	Principal amount denoted in Chinese Yuans.
(d)	Zero coupon bond. The rate represents the yield at time of purchase.
(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(f)	Principal amount denoted in Singapore Dollars.
(g)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(h)	Principal amount denoted in British Pounds.
(i)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2015.
(j)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(k)	Issuer filed for bankruptcy and/or is in default of interest payments.
(l)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(m)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	420,000	USD	450,251	Citibank, N.A.	4/9/15	$1,409
EUR	40,000	USD	43,546	Citibank, N.A.	4/9/15	(531)
EUR	125,000	USD	141,916	Citibank, N.A.	4/9/15	(7,493)
USD	82,871	AUD	107,000	Citibank, N.A.	4/9/15	1,419
USD	85,558	CHF	81,000	Citibank, N.A.	4/9/15	2,176
USD	2,578,971	EUR	2,275,000	Citibank, N.A.	4/9/15	132,479
USD	1,918,053	EUR	1,692,000	Citibank, N.A.	4/9/15	98,508
USD	1,354,370	EUR	1,195,000	Citibank, N.A.	4/9/15	69,290
USD	460,197	EUR	410,000	Citibank, N.A.	4/9/15	19,291
USD	340,648	EUR	300,000	Citibank, N.A.	4/9/15	18,034
USD	334,342	EUR	295,000	Citibank, N.A.	4/9/15	17,105
USD	737,249	EUR	670,000	Citibank, N.A.	4/9/15	16,744

75

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	358,505	EUR	330,000	Citibank, N.A.	4/9/15	$3,629
USD	44,688	EUR	40,000	Citibank, N.A.	4/9/15	1,673
USD	39,272	EUR	35,000	Citibank, N.A.	4/9/15	1,634
USD	28,360	EUR	25,000	Citibank, N.A.	4/9/15	1,475
USD	40,657	EUR	37,000	Citibank, N.A.	4/9/15	868
USD	172,218	EUR	160,000	Citibank, N.A.	4/9/15	157
USD	42,444	EUR	40,000	Citibank, N.A.	4/9/15	(571)
USD	311,985	EUR	295,000	Citibank, N.A.	4/9/15	(5,252)
USD	2,183,846	GBP	1,415,000	Citibank, N.A.	4/9/15	84,974
USD	169,345	GBP	110,000	Citibank, N.A.	4/9/15	6,182
USD	37,777	GBP	25,000	Citibank, N.A.	4/9/15	694
USD	555,771	JPY	66,390,000	Citibank, N.A.	4/9/15	2,142
USD	15,028	JPY	1,800,000	Citibank, N.A.	4/9/15	18
USD	201,479	SGD	274,500	Citibank, N.A.	4/9/15	1,502
USD	10,954	SGD	15,000	Citibank, N.A.	4/9/15	26

Total						$467,582

Options written as of March 31, 2015:

Contracts	Put Options	Value
(35)	EURO STOXX 50 Index, Strike Price EUR 3,200.00, Expires 5/15/15	$(4,554)
(11)	EURO STOXX 50 Index, Strike Price EUR 3,300.00, Expires 5/15/15	(2,247)
(130)	Powershares QQQ Trust Series 1, Strike Price USD 97.00, Expires 5/15/15	(6,890)

Total (Premiums received $(19,950))		$(13,691)

Financial futures contracts as of March 31, 2015:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
90-Day Euro	67	December, 2015	$(36,013)	USD	16,604,275	Credit Suisse
Dollar						Securities (USA) LLC
90-Day Euro	67	June, 2016	(53,600)	USD	16,523,875	Credit Suisse
Dollar						Securities (USA) LLC
90-Day Euro	74	December, 2016	(55,500)	USD	18,184,575	Credit Suisse
Dollar						Securities (USA) LLC
Ten Year U.S.	32	June, 2015	(1,000)	USD	4,124,000	Credit Suisse
Treasury Bonds						Securities (USA) LLC

Total			$(146,113)

Credit default swaps as of March 31, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)	Value
5.00%	CNH Industrial Finance Europe SA	JPMorgan Chase Bank, N.A.	3/20/20	Buy	EUR 21	$(3,624)

76

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

March 31, 2015 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	CNH Industrial Finance Europe SA	JPMorgan Chase Bank, N.A.	6/20/20	Buy	EUR	21	$(3,697)
5.00%	CDX.NA.HY, Series 24	Citigroup Global Markets, Inc.	6/20/20	Sell	USD	1,500(a)	103,484
5.00%	iTraxx Europe Cross-over Series 23	Citigroup Global Markets, Inc.	6/20/20	Sell	EUR	900(a)	109,062

Total (Premiums received $197,829)							$205,225

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	33.98%
Telecom Services	17.05%
Consumer Staples	9.35%
Consumer Discretionary	7.45%
Financials	6.54%
Energy	4.89%
Information Technology	4.03%
Industrials	2.85%
Health Care	1.93%
Utilities	0.87%
Materials	0.74%
Other*	10.32%

100.00%

*	Includes cash, Investment Company, credit default swaps, futures, interest and dividend receivable, pending trades and Fund share transactions, options, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

77

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund
Assets:
Investments, at value (cost $132,511,724, $20,177,303, $31,239,931 and $19,730,890, respectively)	$125,125,675	$19,852,166	$30,855,737	$19,799,669
Total return swaps at value (cost $1,795,183, $0, $0 and $0, respectively)	1,460,621	—	—	—
Cash	—	125	3,016	—
Cash at broker for financial futures contracts	421,700	31,737	29,780	88,385
Segregated cash for options contracts and swap contracts	151,632	99,471	460,721	723,900
Foreign currency, at value (cost $1,710,061, $86,285, $894,097 and $264,271, respectively)	1,675,415	84,779	884,802	264,959
Credit default swaps at value (premiums paid $0, $158,875, $11,925 and $0, respectively)	—	144,136	11,544	—
Interest and dividends receivable	1,139,048	280,739	464,247	63,973
Receivable for capital shares issued	17,600	—	—	—
Receivable for investments sold	6,042,379	467,250	1,049,028	658,200
Unrealized appreciation on futures contracts	—	30,313	—	—
Unrealized appreciation on interest rate swaps contracts	490,007	—	—	—
Unrealized appreciation on forward foreign exchange contracts	1,828,015	79,989	281,917	220,891
Prepaid expenses and other assets	23,749	23,328	23,723	14,824

Total Assets	138,375,841	21,094,033	34,064,515	21,834,801

Liabilities:
Cash overdraft	1,225,312	—	—	11,513
Payable for capital shares redeemed	1,654,628	—	2,238,431	—
Payable for investments purchased	5,405,141	224,839	892,065	84,295
Payable to broker	500,000	—	—	—
Written options, at value (premiums received $0, $0, $6,067 and $44,974, respectively)	—	—	3,882	31,305
Credit default swaps at value (premiums received $0, $0, $11,497 and $0, respectively)	—	—	11,504	—
Unrealized depreciation on forward foreign currency exchange contracts	806,393	18,755	24,849	21,644
Unrealized depreciation on interest rate swaps contracts	974,590	—	—	—
Unrealized depreciation on futures contracts	1,063	—	6,050	—
Foreign witholding tax payable	38,049	2,203	5	—
Accrued expenses and other payables:
Investment advisory fees	62,240	2,277	6,241	1,367
Accounting fees	4,133	3,623	3,674	3,626
Audit fees	20,527	20,621	22,160	25,457
Distribution fees	81	34	139	—
Transfer agent fees	10,059	1,214	—	622
Other	23,478	6,078	3,191	4,800

Total Liabilities	10,725,694	279,644	3,212,191	184,629

Net Assets	$127,650,147	$20,814,389	$30,852,324	$21,650,172

78

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2015 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund
Net Assets Consist Of:
Capital	$149,861,322	$21,087,249	$31,059,187	$20,609,775
Undistributed net investment income and distributions in excess of net investment income	2,305,743	213,789	363,040	(313,661)
Accumulated net realized gains (losses) from investment transactions, futures contracts, swap contracts, written options and foreign currency	(17,116,287)	(235,232)	(415,029)	1,076,214
Net unrealized appreciation (depreciation) on investments, futures contracts, swap contracts, written options and foreign currency	(7,400,631)	(251,417)	(154,874)	277,844

Net Assets	$127,650,147	$20,814,389	$30,852,324	$21,650,172

Net Assets:
Class A	$264,683	$10,641	$540,860	N/A
Class I	127,385,464	20,803,748	30,311,464	$21,650,172

Total	$127,650,147	$20,814,389	$30,852,324	$21,650,172

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	28,491	1,078	53,232	N/A
Class I	13,716,188	2,106,058	2,980,943	2,031,814

Total	13,744,679	2,107,136	3,034,175	2,031,814

Net Asset Values and Redemption Prices Per Share:
Class A	$9.29	$9.87	$10.16	N/A

Class I	$9.29	$9.88	$10.17	$10.66

Maximum Offering Prices Per Share:
Class A	$9.70	$10.31	$10.61	N/A

Maximum Sales Charge - Class A	4.25%	4.25%	4.25%	N/A

79

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2015 (Unaudited)

	RBC BlueBay Absolute Return Fund	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	RBC BlueBay Total Return Credit Fund
Assets:
Investments, at value (cost $622,806,791, $14,112,277 and $47,868,800, respectively)	$604,077,294	$14,071,608	$47,863,539
Cash	887,018	—	540,416
Cash at broker for financial futures contracts	4,569,058	168,145	392,113
Segregated cash for options contracts and swap contracts	11,514,950	220,380	273,809
Foreign currency, at value (cost $3,896,887, $663,732 and $992,124, respectively)	4,000,482	654,484	969,016
Credit default swaps at value (premiums paid $2,116,450, $98,366 and $205,145, respectively)	1,989,276	101,285	212,546
Interest and dividends receivable	5,677,337	75,396	579,654
Receivable from advisor	—	3,557	—
Receivable for capital shares issued	1,284,207	—	—
Receivable for investments sold	4,212,620	1,792,190	1,860,673
Foreign witholding tax receivable	10,935	—	—
Unrealized appreciation on futures contracts	410,859	10,422	—
Unrealized appreciation on interest rate swaps contracts	—	2,802	—
Unrealized appreciation on forward foreign exchange contracts	16,632,034	235,944	481,429
Prepaid expenses and other assets	43,347	34,145	34,145

Total Assets	655,309,417	17,370,358	53,207,340

Liabilities:
Cash overdraft	—	31,247	—
Payable for capital shares redeemed	693,490	—	—
Payable for investments purchased	11,952,702	2,272,090	1,525,932
Payable to broker	10,840,019	—	300,000
Written options, at value (premiums received $88,109, $0 and $19,950, respectively)	98,243	—	13,691
Credit default swaps at value (premiums received $2,491,521, $3,738 and $7,316, respectively)	3,046,289	5,811	7,321
Unrealized depreciation on forward foreign currency exchange contracts	1,045,637	54,881	13,847
Unrealized depreciation on interest rate swaps contracts	2,705,335	45,368	—
Unrealized depreciation on futures contracts	1,187,678	23,567	146,113
Foreign witholding tax payable	—	81	132
Accrued expenses and other payables:
Investment advisory fees	401,059	—	18,501
Accounting fees	6,119	3,596	3,744
Audit fees	23,546	15,592	15,592
Trustee fees	—	—	70
Distribution fees	19,348	—	—
Shareholder reports	—	3,023	3,013
Transfer agent fees	36,786	—	—
Other	41,416	43,641	59,537

Total Liabilities	32,097,667	2,498,897	2,107,493

Net Assets	$623,211,750	$14,871,461	$51,099,847

80

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2015 (Unaudited)

	RBC BlueBay Absolute Return Fund	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	RBC BlueBay Total Return Credit Fund
Net Assets Consist Of:
Capital	$620,050,770	$15,027,000	$50,217,910
Undistributed net investment income and distributions in excess of net investment income	1,457,972	64,293	261,272
Accumulated net realized gains (losses) from investment transactions, futures contracts, swap contracts, written options and foreign currency	9,137,240	(295,047)	313,720
Net unrealized appreciation (depreciation) on investments, futures contracts, swap contracts, written options and foreign currency	(7,434,232)	75,215	306,945

Net Assets	$623,211,750	$14,871,461	$51,099,847

Net Assets:
Class A	$6,788,510	N/A	N/A
Class C	7,085,819	N/A	N/A
Class I	609,337,421	$14,871,461	$51,099,847

Total	$623,211,750	$14,871,461	$51,099,847

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	667,121	N/A	N/A
Class C	698,254	N/A	N/A
Class I	59,878,491	1,502,744	5,021,686

Total	61,243,866	1,502,744	5,021,686

Net Asset Values and Redemption Prices Per Share:
Class A	$10.18	N/A	N/A

Class C	$10.15	N/A	N/A

Class I	$10.18	$9.90	$10.18

Maximum Offering Prices Per Share:
Class A	$10.63	N/A	N/A

Maximum Sales Charge - Class A	4.25%	N/A	N/A

See notes to financial statements.

81

FINANCIAL STATEMENTS

Statements of Operations

For the Period Ended March 31, 2015 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund
Investment Income:
Interest income	$4,596,197	$557,128	$922,403	$169,878
Dividend income	—	—	89	6,991
Foreign tax withholding	(43,278)	(2,504)	(5)	(1,409)

Total Investment Income	4,552,919	554,624	922,487	175,460

Expenses:
Investment advisory fees	730,652	92,264	119,595	80,702
Distribution fees - Class A	170	13	422	—
Accounting fees	26,312	21,984	22,296	21,979
Audit fees	21,355	21,355	22,900	26,190
Custodian fees	90,137	14,977	7,382	9,832
Insurance fees	3,418	3,418	3,418	3,418
Legal fees	11,981	2,139	1,856	5,241
Registration and filing fees	19,486	17,415	17,588	7,912
Shareholder reports	5,619	510	759	471
Transfer agent fees - Class A	1,765	1,764	1,780	—
Transfer agent fees - Class I	80,297	1,960	6,032	1,904
Trustees’ fees	3,095	320	495	303
Other fees	11,115	6,207	9,148	6,163

Total expenses before fee waiver/reimbursement	1,005,402	184,326	213,671	164,115
Expenses waived/reimbursed by:
Advisor	(128,449)	(75,766)	(76,568)	(72,654)

Net Expenses	876,953	108,560	137,103	91,461

Net Investment Income	3,675,966	446,064	785,384	83,999

Realized/Unrealized Gains (Losses):
Net realized gains/(losses) on:
Investment transactions	(3,427,126)	(165,273)	(297,165)	703,208
Foreign currency transactions	(10,711,983)	14,870	147,983	438,382
Written options	—	—	(52,921)	(97,045)
Futures contracts	—	11,029	(20,343)	(36,936)
Swap agreements	713,343	(17,094)	(73,705)	—

Net realized gains (losses)	(13,425,766)	(156,468)	(296,151)	1,007,609

Net change in unrealized appreciation/ (depreciation) on:
Investments	1,495,161	(299,949)	110,982	295,555
Foreign currency	69,064	19,115	152,682	34,217
Written options	—	—	2,185	3,429
Futures contracts	(1,063)	19,843	(6,201)	—
Swap contracts	352,696	2,228	495	—

Net unrealized gains (losses)	1,915,858	(258,763)	260,143	333,201

Change in net assets resulting from operations	$(7,833,942)	$30,833	$749,376	$1,424,809

82

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Period Ended March 31, 2015 (Unaudited)

	RBC BlueBay Absolute Return Fund	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund(a)	RBC BlueBay Total Return Credit Fund(a)
Investment Income:
Interest income	$6,470,953	$148,373	$628,749
Dividend income	—	32	2,963
Foreign tax withholding	(10,605)	(81)	(392)

Total Investment Income	6,460,348	148,324	631,320

Expenses:
Investment advisory fees	2,248,922	52,468	131,442
Distribution fees - Class A	9,463	—	—
Distribution fees - Class C	34,962	—	—
Accounting fees	36,434	13,423	13,968
Audit fees	24,496	15,592	15,591
Custodian fees	45,835	5,524	16,033
Insurance fees	3,418	555	555
Legal fees	42,519	1,166	4,986
Registration and filing fees	23,871	1,228	1,228
Shareholder reports	27,386	3,069	3,069
Transfer agent fees - Class A	2,525	—	—
Transfer agent fees - Class C	2,298	—	—
Transfer agent fees - Class I	309,880	1,080	1,080
Offering costs	—	15,655	15,655
Trustees’ fees	7,839	84	445
Other fees	15,790	3,529	8,898

Total expenses before fee waiver/reimbursement	2,835,638	113,373	212,950
Expenses (waived/reimbursed)/Recouped by:
Advisor	56,644	(56,342)	(58,312)

Net Expenses	2,892,282	57,031	154,638

Net Investment Income	3,568,066	91,293	476,682

Realized/Unrealized Gains (Losses):
Net realized gains/(losses) on:
Investment transactions	10,419,241	(102,604)	85,763
Foreign currency transactions	21,917,098	(135,063)	255,210
Written options	108,128	—	(8,370)
Futures contracts	(10,121,390)	(122,453)	(57,901)
Swap agreements	(4,162,661)	65,073	39,018

Net realized gains (losses)	18,160,416	(295,047)	313,720

Net change in unrealized appreciation/(depreciation) on:
Investments	(18,433,404)	(40,669)	(5,261)
Foreign currency	6,958,525	170,749	444,664
Written options	(10,134)	—	6,259
Futures contracts	(1,147,572)	(13,145)	(146,113)
Swap contracts	(2,695,069)	(41,720)	7,396

Net unrealized gains (losses)	(15,327,654)	75,215	306,945

Change in net assets resulting from operations	$6,400,828	$(128,539)	$1,097,347

(a) For the period from December 9, 2014 (commencement of operations) to March 31, 2015.

See notes to the financial statements.

83

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Select Bond Fund
	For the Period Ended March 31, 2015	For the Year Ended September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$3,675,966	$8,275,240
Net realized losses from investments, foreign currency, futures contracts and swap contracts transactions	(13,425,766)	(1,982,773)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	1,915,858	(2,034,718)

Change in net assets resulting from operations	(7,833,942)	4,257,749

Distributions to Class A Shareholders:
From net investment income	(223)	(185)
Return of capital	—	(154)
Distributions to Class I Shareholders:
From net investment income	(1,720,316)	(4,940,029)
Return of capital	—	(3,355,683)

Change in net assets resulting from shareholder distributions	(1,720,539)	(8,296,051)

Capital Transactions:
Proceeds from shares issued	10,391,716	59,340,955
Distributions reinvested	1,413,820	6,954,853
Cost of shares redeemed	(90,624,791)	(32,115,324)

Change in net assets resulting from capital transactions	(78,819,255)	34,180,484

Net increase (decrease) in net assets	(88,373,736)	30,142,182
Net Assets:
Beginning of period	216,023,883	185,881,701

End of period	$127,650,147	$216,023,883

Undistributed net investment income	$2,305,743	$350,316

Share Transactions:
Issued	1,092,075	5,948,052
Reinvested	145,908	698,218
Redeemed	(9,659,533)	(3,221,660)

Change in shares resulting from capital transactions	(8,421,550)	3,424,610

See notes to financial statements.

84

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Emerging Market Corporate Bond Fund
	For the Period Ended March 31, 2015	For the Year Ended September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$446,064	$853,824
Net realized gains (losses) from investments, foreign currency, futures contracts, written options and swap contracts transactions	(156,468)	219,939
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts, written options and swap contracts	(258,763)	506,807

Change in net assets resulting from operations	30,833	1,580,570

Distributions to Class A Shareholders:
From net investment income	(103)	(339)
From net realized gains	(80)	—
Distributions to Class I Shareholders:
From net investment income	(233,974)	(851,519)
From net realized gains	(165,327)	(14,865)

Change in net assets resulting from shareholder distributions	(399,484)	(866,723)

Capital Transactions:
Proceeds from shares issued	773,219	2,665,426
Distributions reinvested	365,703	806,816
Cost of shares redeemed	(2,605,814)	(462,871)

Change in net assets resulting from capital transactions	(1,466,892)	3,009,371

Net increase (decrease) in net assets	(1,835,543)	3,723,218
Net Assets:
Beginning of period	22,649,932	18,926,714

End of period	$20,814,389	$22,649,932

Undistributed net investment income	$213,789	$1,802

Share Transactions:
Issued	78,259	267,421
Reinvested	37,155	80,832
Redeemed	(265,255)	(46,845)

Change in shares resulting from capital transactions	(149,841)	301,408

See notes to financial statements.

85

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global High Yield Bond Fund
	For the Period Ended March 31, 2015	For the Year Ended September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$785,384	$1,644,444
Net realized gains (losses) from investments, foreign currency, futures contracts, written options and swap contracts transactions	(296,151)	918,398
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts, written options and swap contracts	260,143	(371,142)

Change in net assets resulting from operations	749,376	2,191,700

Distributions to Class A Shareholders:
From net investment income	(1,720)	(880)
From net realized gains	(18,005)	—
Distributions to Class I Shareholders:
From net investment income	(416,581)	(1,728,882)
From net realized gains	(1,210,890)	(327,407)

Change in net assets resulting from shareholder distributions	(1,647,196)	(2,057,169)

Capital Transactions:
Proceeds from shares issued	2,540,198	3,967,349
Distributions reinvested	1,596,098	2,024,604
Cost of shares redeemed	(7,046,326)	(984,810)

Change in net assets resulting from capital transactions	(2,910,030)	5,007,143

Net increase (decrease) in net assets	(3,807,850)	5,141,674
Net Assets:
Beginning of period	34,660,174	29,518,500

End of period	$30,852,324	$34,660,174

Undistributed net investment income/(distributions in excess of net investment income)	$363,040	$(4,043)

Share Transactions:
Issued	248,543	376,691
Reinvested	159,954	193,016
Redeemed	(701,696)	(93,333)

Change in shares resulting from capital transactions	(293,199)	476,374

See notes to financial statements.

86

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global Convertible Bond Fund
	For the Period Ended March 31, 2015	For the Year Ended September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$83,999	$81,320
Net realized gains from investments, futures contracts, written options and foreign currency transactions	1,007,609	2,191,346
Net change in unrealized appreciation/(depreciation) on investments, foreign currency and written options	333,201	(1,224,479)

Change in net assets resulting from operations	1,424,809	1,048,187

Distributions to Class I Shareholders:
From net investment income	(259,328)	(741,593)
From net realized gains	(1,996,049)	(1,121,705)

Change in net assets resulting from shareholder distributions	(2,255,377)	(1,863,298)

Capital Transactions:
Proceeds from shares issued	240,950	1,486,805
Distributions reinvested	2,176,603	1,859,797
Cost of shares redeemed	(1,129,975)	(1,458)

Change in net assets resulting from capital transactions	1,287,578	3,345,144

Net increase in net assets	457,010	2,530,033
Net Assets
Beginning of period	21,193,162	18,663,129

End of period	$21,650,172	$21,193,162

Distributions in excess of net investment income	$(313,661)	$(138,332)

Share Transactions:
Issued	21,304	132,096
Reinvested	213,483	169,004
Redeemed	(107,549)	(130)

Change in shares resulting from capital transactions	127,238	300,970

See notes to financial statements.

87

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Absolute Return Fund
	For the Period Ended March 31, 2015	For the Year Ended September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$3,568,066	$8,872,816
Net realized gains from investments, foreign currency, futures contracts, written options and swap contracts transactions	18,160,416	4,384,510
Net change in unrealized appreciation/ (depreciation) on investments, foreign currency, futures contracts and swap contracts	(15,327,654)	5,935,075

Change in net assets resulting from operations	6,400,828	19,192,401

Distributions to Class A Shareholders:
From net investment income	(16,365)	(22,095)
From net realized gains	(236,919)	—
Distributions to Class C Shareholders:
From net investment income	(2,573)	(5,208)
From net realized gains	(198,715)	—
Distributions to Class I Shareholders:
From net investment income	(1,625,724)	(8,105,671)
From net realized gains	(16,161,209)	—

Change in net assets resulting from shareholder distributions	(18,241,505)	(8,132,974)

Capital Transactions:
Proceeds from shares issued	167,893,659	267,410,143
Distributions reinvested	4,588,969	617,172
Cost of shares redeemed	(100,562,874)	(224,824,785)

Change in net assets resulting from capital transactions	71,919,754	43,202,530

Net increase in net assets	60,079,077	54,261,957
Net Assets:
Beginning of period	563,132,673	508,870,716

End of period	$623,211,750	$563,132,673

Undistributed net investment income/(distributions in excess of net investment income)	$1,457,972	$(465,432)

Share Transactions:
Issued	16,493,981	25,581,882
Reinvested	457,249	59,198
Redeemed	(9,854,032)	(21,651,858)

Change in shares resulting from capital transactions	7,097,198	3,989,222

See notes to financial statements.

88

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund
For the Period Ended March 31, 2015(a)
(Unaudited)
From Investment Activities:
Operations:
Net investment income	$91,293
Net realized losses from investments, foreign currency, futures contracts and swap contracts transactions	(295,047)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	75,215

Change in net assets resulting from operations	(128,539)

Distributions to Class I Shareholders:
From net investment income	(27,000)
From net realized gains	—
Return of capital	—

Change in net assets resulting from shareholder distributions	(27,000)

Capital Transactions:
Proceeds from shares issued	15,000,000
Distributions reinvested	27,000
Cost of shares redeemed	—

Change in net assets resulting from capital transactions	15,027,000

Net increase in net assets	14,871,461

Net Assets:
Beginning of period	—

End of period	$14,871,461

Undistributed net investment income	$64,293

Share Transactions:
Issued	1,500,000
Reinvested	2,744
Redeemed	—

Change in shares resulting from capital transactions	1,502,744

(a)  For the period from December 9, 2014 (commencement of operations) to March 31, 2015.

See notes to financial statements.

89

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

RBC BlueBay Total Return Credit Fund
For the Period Ended March 31, 2015(a)
(Unaudited)
From Investment Activities:
Operations:
Net investment income	$476,682
Net realized gains from investments, foreign currency, futures contracts and swap contracts transactions	313,720
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	306,945

Change in net assets resulting from operations	1,097,347

Distributions to Class I Shareholders:
From net investment income	(215,410)
From net realized gains	—
Return of capital	—

Change in net assets resulting from shareholder distributions	(215,410)

Capital Transactions:
Proceeds from shares issued	50,002,500
Distributions reinvested	215,410
Cost of shares redeemed	—

Change in net assets resulting from capital transactions	50,217,910

Net increase in net assets	51,099,847

Net Assets:
Beginning of period	—

End of period	$51,099,847

Undistributed net investment income	$261,272

Share Transactions:
Issued	5,000,249
Reinvested	21,437
Redeemed	—

Change in shares resulting from capital transactions	5,021,686

(a) For the period from December 9, 2014 (commencement of operations) to March 31, 2015.

See notes to financial statements.

90

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2015	For the Period Ended September 30, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.75	$9.83

Net investment income(b)	0.17	0.33
Realized and unrealized gains (losses)	(0.56)	(0.08)

Total from investment activities	(0.39)	0.25

Distributions:
Net investment income	(0.07)	(0.18)
Return of capital	—	(0.15)

Total distributions	(0.07)	(0.33)

Net asset value, end of period	$9.29	$9.75

Total Return:*(c)(d)	(4.00)%	2.51%

Ratios to Average Net Assets:(e)
Ratio of Net Expenses to Average Net Assets	1.15%	1.25%
Ratio of Net Investment Income to Average Net Assets	3.70%	3.91%
Ratio of Expenses to Average Net Assets**	3.84%	53.32%

Net assets, end of period (in thousands)	$265	$10
Portfolio turnover***	153%	233%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Annualized.

See notes to financial statements.

91

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2015	For the Year Ended September 30, 2014	For the Period Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.75	$9.92	$10.88	$10.00

Net investment income(b)	0.18	0.40	0.30	0.24
Realized and unrealized gains (losses)	(0.56)	(0.17)	(0.78)	0.91

Total from investment activities	(0.38)	0.23	(0.48)	1.15

Distributions:
Net investment income	(0.08)	(0.24)	(0.11)	(0.27)
Realized gains	—	—	(0.18)	—
Return of capital	—	(0.16)	(0.19)	—

Total distributions	(0.08)	(0.40)	(0.48)	(0.27)

Net asset value, end of period	$9.29	$9.75	$9.92	$10.88

Total Return:(c)	(3.95)%(d)	2.32%	(4.70)%	11.60%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.90%(e)	1.00%	1.00%	1.00%(e)
Ratio of Net Investment Income to Average Net Assets	3.77%(e)	4.04%	2.79%	2.76%(e)
Ratio of Expenses to Average Net Assets*	1.03%(e)	1.05%	1.10%	1.59%(e)

Net assets, end of period (in thousands)	$127,385	$216,014	$185,882	$122,097
Portfolio turnover**	153%	233%	203%	110%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

92

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Corporate Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2015	For the Period Ended September 30, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.03	$9.75

Net investment income(b)	0.19	0.32
Realized and unrealized gains (losses)	(0.17)	0.29

Total from investment activities	0.02	0.61

Distributions:
Net investment income	(0.10)	(0.33)
Realized gains	(0.08)	—

Total distributions	(0.18)	(0.33)

Net asset value, end of period	$9.87	$10.03

Total Return:*(c)(d)	0.13%	6.27%

Ratios to Average Net Assets:(e)
Ratio of Net Expenses to Average Net Assets	1.25%	1.40%
Ratio of Net Investment Income to Average Net Assets	3.83%	3.86%
Ratio of Expenses to Average Net Assets**	35.37%	53.53%

Net assets, end of period (in thousands)	$11	$11
Portfolio turnover***	69%	180%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Annualized.

See notes to financial statements.

93

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Corporate Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.04	$9.68	$10.91	$10.00

Net investment income(b)	0.20	0.41	0.43	0.37
Realized and unrealized gains (losses)	(0.18)	0.37	(0.60)	0.91

Total from investment activities	0.02	0.78	(0.17)	1.28

Distributions:
Net investment income	(0.10)	(0.41)	(0.44)	(0.37)
Realized gains	(0.08)	(0.01)	(0.62)	—

Total distributions	(0.18)	(0.42)	(1.06)	(0.37)

Net asset value, end of period	$9.88	$10.04	$9.68	$10.91

Total Return:(c)	0.30%(d)	8.02%	(1.98)%	13.06%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%(e)	1.15%	1.15%	1.15%(e)
Ratio of Net Investment Income to Average Net Assets	4.11%(e)	4.12%	4.18%	4.24%(e)
Ratio of Expenses to Average Net Assets*	1.68%(e)	1.78%	1.96%	3.10%(e)

Net assets, end of period (in thousands)	$20,804	$22,639	$18,927	$17,623
Portfolio turnover**	69%	180%	182%	151%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

94

FINANCIAL HIGHLIGHTS

RBC BlueBay Global High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2015	For the Period Ended September 30, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.41	$10.41

Net investment income(b)	0.21	0.41
Realized and unrealized gains	0.01	0.04

Total from investment activities	0.22	0.45

Distributions:
Net investment income	(0.12)	(0.45)
Realized gains	(0.35)	—

Total distributions	(0.47)	(0.45)

Net asset value, end of period	$10.16	$10.41

Total Return:*(c)(d)	2.20%	4.38%

Ratios to Average Net Assets:(e)
Ratio of Net Expenses to Average Net Assets	1.05%	1.20%
Ratio of Net Investment Income to Average Net Assets	4.27%	4.62%
Ratio of Expenses to Average Net Assets**	2.51%	25.84%

Net assets, end of period (in thousands)	$541	$29
Portfolio turnover***	68%	116%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Annualized.

See notes to financial statements.

95

FINANCIAL HIGHLIGHTS

RBC BlueBay Global High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.42	$10.35	$10.76	$10.00

Net investment income(b)	0.23	0.53	0.60	0.53
Realized and unrealized gains (losses)	(0.01)	0.21	(0.02)	0.76

Total from investment activities	0.22	0.74	0.58	1.29

Distributions:
Net investment income	(0.12)	(0.56)	(0.60)	(0.53)
Realized gains	(0.35)	(0.11)	(0.39)	—

Total distributions	(0.47)	(0.67)	(0.99)	(0.53)

Net asset value, end of period	$10.17	$10.42	$10.35	$10.76

Total Return:(c)	2.26%(d)	7.36%	5.54%	13.16%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.80%(e)	0.95%	0.95%	0.95%(e)
Ratio of Net Investment Income to Average Net Assets	4.60%(e)	5.05%	5.64%	6.15%(e)
Ratio of Expenses to Average Net Assets*	1.24%(e)	1.30%	1.52%	2.40%(e)

Net assets, end of period (in thousands)	$30,311	$34,631	$29,519	$22,624
Portfolio turnover**	68%	116%	117%	87%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

96

FINANCIAL HIGHLIGHTS

RBC BlueBay Global Convertible Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$11.13	$11.64	$10.63	$10.00

Net investment income(b)	0.04	0.05	0.24	0.22
Realized and unrealized gains (losses)	0.65	0.59	1.23	0.64

Total from investment activities	0.69	0.64	1.47	0.86

Distributions:
Net investment income	(0.13)	(0.45)	(0.24)	(0.23)
Realized gains	(1.03)	(0.70)	(0.22)	—

Total distributions	(1.16)	(1.15)	(0.46)	(0.23)

Net asset value, end of period	$10.66	$11.13	$11.64	$10.63

Total Return:(c)	6.98%(d)	5.75%	14.20%	8.65%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.85%(e)	1.00%	1.00%	1.00%(e)
Ratio of Net Investment Income to Average Net Assets	0.78%(e)	0.41%	2.18%	2.56%(e)
Ratio of Expenses to Average Net Assets*	1.53%(e)	1.60%	1.77%	2.89%(e)

Net assets, end of period (in thousands)	$21,650	$21,193	$18,663	$16,778
Portfolio turnover**	46%	139%	91%	25%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

97

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2015	For the Period Ended September 30, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.41	$10.26

Net investment income(b)	0.05	0.10
Realized and unrealized gains	0.03	0.18

Total from investment activities	0.08	0.28

Distributions:
Net investment income	(0.02)	(0.13)
Realized gains	(0.29)	—

Total distributions	(0.31)	(0.13)

Net asset value, end of period	$10.18	$10.41

Total Return:*(c)(d)	0.97%	2.61%

Ratios to Average Net Assets:(e)
Ratio of Net Expenses to Average Net Assets	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	0.95%	1.16%
Ratio of Expenses to Average Net Assets**	1.20%	1.35%

Net assets, end of period (in thousands)	$6,789	$6,365
Portfolio turnover***	109%	218%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Annualized.

See notes to financial statements.

98

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2015	For the Period Ended September 30, 2014(a)
Class C	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.40	$10.52

Net investment income(b)	0.01	0.02
Realized and unrealized gains (losses)	0.03	(0.13)

Total from investment activities	0.04	(0.11)

Distributions:
Net investment income	— (c)	(0.01)
Realized gains	(0.29)	—

Total distributions	(0.29)	(0.01)

Net asset value, end of period	$10.15	$10.40

Total Return:*(d)(e)	0.58%	(1.16)%

Ratios to Average Net Assets:(f)
Ratio of Net Expenses to Average Net Assets	1.93%	1.95%
Ratio of Net Investment Income to Average Net Assets	0.23%	0.37%
Ratio of Expenses to Average Net Assets**	1.93%	1.96%

Net assets, end of period (in thousands)	$7,086	$6,952
Portfolio turnover***	109%	218%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from June 24, 2014 (commencement of operations) to September 30, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Not Annualized.
(e)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(f)	Annualized.

See notes to financial statements.

99

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2015	For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.40	$10.15	$10.00

Net investment income(b)	0.06	0.19	0.11
Realized and unrealized gains	0.04	0.24	0.12

Total from investment activities	0.10	0.43	0.23

Distributions:
Net investment income	(0.03)	(0.18)	(0.02)
Realized gains	(0.29)	—	— (c)
Return of capital	—	—	(0.06)

Total distributions	(0.32)	(0.18)	(0.08)

Net asset value, end of period	$10.18	$10.40	$10.15

Total Return:(d)	1.13%(e)	4.12%	2.31%(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.95%(f)	0.95%	0.95%(f)
Ratio of Net Investment Income to Average Net Assets	1.20%(f)	1.83%	1.27%(f)
Ratio of Expenses to Average Net Assets*	0.95%(f)	0.98%	0.97%(f)

Net assets, end of period (in thousands)	$609,337	$549,816	$508,871
Portfolio turnover**	109%	218%	338%
*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2012 (commencement of operations) to September 30, 2013.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

See notes to financial statements.

100

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

(Selected data for a share outstanding throughout the period indicated)

For the Period Ended March 31, 2015(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.00

Net investment income(b)	0.06
Realized and unrealized gains	(0.14)

Total from investment activities	(0.08)

Distributions:
Net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$9.90

Total Return:(c)	(0.92)%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.25%(e)
Ratio of Net Investment Income to Average Net Assets	2.00%(e)
Ratio of Expenses to Average Net Assets*	2.01%(e)

Net assets, end of period (in thousands)	$14,871
Portfolio turnover**	318%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 9, 2014 (commencement of operations) to March 31, 2015.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

101

FINANCIAL HIGHLIGHTS

RBC BlueBay Total Return Credit Fund

(Selected data for a share outstanding throughout the period indicated)

For the Period Ended March 31, 2015(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.00

Net investment income(b)	0.10
Realized and unrealized gains	0.12

Total from investment activities	0.22

Distributions:
Net investment income	(0.04)

Total distributions	(0.04)

Net asset value, end of period	$10.18

Total Return:(c)	2.24%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%(e)
Ratio of Net Investment Income to Average Net Assets	3.08%(e)
Ratio of Expenses to Average Net Assets*	1.24%(e)

Net assets, end of period (in thousands)	$51,100
Portfolio turnover**	75%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 9, 2014 (commencement of operations) to March 31, 2015.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

102

NOTES TO FINANCIAL STATEMENTS

March 31, 2015 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. This report includes the following seven investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

- RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (“Emerging Market Unconstrained Fixed Income Fund”)

- RBC BlueBay Total Return Credit Fund (“Total Return Credit Fund”)

The Funds offer three share classes: Class I shares are offered by each fund; Class A shares are offered by each fund except Global Convertible Bond Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund and Class C shares are only offered by Absolute Return Fund. Class A shares are offered with a 4.25% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class C shares are offered with a 1.00% CDSC for redemption within 12 months of purchase. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay“or “Sub-Advisor”) acts as a sub-advisor for each of the BlueBay Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the Global High Yield Bond Fund, the Absolute Return Fund, and the Total Return Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies:

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also

103

NOTES TO FINANCIAL STATEMENTS

categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Option contracts traded in the over-the-counter market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance, and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided

104

NOTES TO FINANCIAL STATEMENTS

by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

105

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Select Bond Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$6,641,558	$—	$6,641,558
Foreign Government Bonds	—	91,258,727	—	91,258,727
Investment Company	27,225,390	—	—	27,225,390
Other Financial Instruments*
Interest rate contracts:
Interest rate swaps	—	490,007	—	490,007
Foreign currency exchange contracts - forward contracts	—	1,828,015	—	1,828,015
Credit contracts:
Total return swaps	—	1,460,621		1,460,621

Total Assets	$27,225,390	$101,678,928	$—	$128,904,318

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Interest rate swaps	$(1,063)	$(974,590)	$—	$(975,653)
Foreign currency exchange contracts - forward contracts	—	(806,393)	—	(806,393)

Total Liabilities	$(1,063)	$(1,780,983)	$—	$(1,782,046)

Emerging Market Corporate Bond Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$17,898,252	$—	$17,898,252
Foreign Government Bonds	—	112,632	—	112,632
Investment Company	1,841,282	—	—	1,841,282
Other Financial Instruments*
Credit contracts:
Credit default swaps	—	144,136	—	144,136
Interest rate contracts:
Financial futures contracts	30,313	—	—	30,313
Foreign currency exchange contracts - forward contracts	—	79,989	—	79,989

Total Assets	$1,871,595	$18,235,009	$—	$20,106,604

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(18,755)	$—	$(18,755)

Total Liabilities	$—	$(18,755)	$—	$(18,755)

106

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Global High Yield Bond Fund
Assets:
Investments in Securities(a)
Bank Loans	$—	$2,932,778	$—		$2,932,778
Corporate Bonds	—	27,406,483	—	(b)	27,406,483
Common Stocks	48,537	10,129	—		58,666
Investment Company	337,516	—	—		337,516
Preferred Stock	—	94,067	—		94,067
Warrants/Rights	—	17,585	—		17,585
Other Financial Instruments*
Credit contracts:
Credit default swaps	—	11,544	—		11,544
Foreign currency exchange contracts - forward contracts	—	281,917	—		281,917
Equity contracts:
Purchased options	8,642	—	—		8,642

Total Assets	$394,695	$30,754,503	$—		$31,149,198

Liabilities:
Other Financial Instruments*
Credit contracts:
Credit default swaps	$—	$(11,504)	$—		$(11,504)
Equity contracts:
Written options	(3,882)	—	—		(3,882)
Interest rate contracts:
Financial futures contracts	(6,050)	—	—		(6,050)
Foreign currency exchange contracts - forward contracts	—	(24,849)	—		(24,849)

Total Liabilities	$(9,932)	$(36,353)	$—		$(46,285)

Global Convertible Bond Fund
Assets:
Investments in Securities(a)
Convertible Bonds	$—	$18,004,039	$—		$18,004,039
Convertible Preferred Stocks	—	210,147	—		210,147
Investment Company	919,150	—	—		919,150
Common Stock	497,926	—	—		497,926
Other Financial Instruments*
Equity contracts:
Purchased options	168,407	—	—		168,407
Foreign currency exchange contracts - forward contracts	—	220,891	—		220,891

Total Assets	$1,585,483	$18,435,077	$—		$20,020,560

Liabilities:
Other Financial Instruments*
Equity contracts:
Written options	$(31,305)	$—	$—		$(31,305)
Foreign currency exchange contracts - forward contracts	—	(21,644)	—		(21,644)

Total Liabilities	$(31,305)	$(21,644)	$—		$(52,949)

107

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Absolute Return Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$277,426,444	$—	$277,426,444
Foreign Government Bonds	—	195,029,085	—	195,029,085
Investment Company	131,000,897	—	—	131,000,897
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	410,859	—	—	410,859
Credit contracts:
Credit default swaps	—	1,989,276	—	1,989,276
Equity contracts:
Purchased options	620,868	—	—	620,868
Foreign currency exchange contracts - forward contracts	—	16,632,034	—	16,632,034

Total Assets	$132,032,624	$491,076,839	$—	$623,109,463

Liabilities:
Other Financial Instruments*
Equity contracts:
Written options	$(98,243)	$—	$—	$(98,243)
Interest rate contracts:
Financial futures contracts	(1,187,678)	—	—	(1,187,678)
Interest rate swaps	—	(2,705,335)	—	(2,705,335)
Credit contracts:
Credit default swaps	—	(3,046,289)	—	(3,046,289)
Foreign currency exchange contracts - forward contracts	—	(1,045,637)	—	(1,045,637)

Total Liabilities	$(1,285,921)	$(6,797,261)	$—	$(8,083,182)

Emerging Market Unconstrained Fixed Income Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$2,648,084	$—	$2,648,084
Foreign Government Bonds	—	9,587,363	—	9,587,363
Investment Company	1,836,161	—	—	1,836,161
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	10,422	—	—	10,422
Interest rate swaps	—	2,802	—	2,802
Credit contracts:
Credit default swaps	—	101,285	—	101,285
Foreign currency exchange contracts—forward contracts	—	235,944	—	235,944

Total Assets	$1,846,583	$12,575,478	$—	$14,422,061

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(23,567)	$—	$—	$(23,567)
Interest rate swaps	—	(45,368)	—	(45,368)
Credit contracts:
Credit default swaps	—	(5,811)	—	(5,811)
Foreign currency exchange contracts - forward contracts	—	(54,881)	—	(54,881)

Total Liabilities	$(23,567)	$(106,060)	$—	$(129,627)

108

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Total Return Credit Fund
Assets:
Investments in Securities(a)
Convertible Bonds	$—	$6,499,012	$—		$6,499,012
Corporate Bonds	—	21,777,290	—	(b)	21,777,290
Foreign Government Bonds	—	17,362,099	—		17,362,099
Investment Company	1,964,930	—	—		1,964,930
Convertible Preferred Stock	—	76,700	—		76,700
Common Stock	114,135	—	—		114,135
Other Financial Instruments*
Credit contracts:
Credit default swaps	—	212,546	—		212,546
Foreign currency exchange contracts - forward contracts	—	481,429	—		481,429
Equity contracts:
Purchased options	69,373	—	—		69,373

Total Assets	$2,148,438	$46,409,076	$—		$48,557,514

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(146,113)	$—	$—		$(146,113)
Credit contracts:
Credit default swaps	—	(7,321)	—		(7,321)
Equity contracts:
Written options	(13,691)	—	—		(13,691)
Foreign currency exchange contracts - forward contracts	—	(13,847)	—		(13,847)

Total Liabilities	$(159,804)	$(21,168)	$—		$(180,972)

(a) The breakdown of the Fund’s investments by country is disclosed in the Schedules of Portfolio Investments.

(b) A Corporate Bond (Momentive Performance Materials, Inc.) in the United States section of the Schedule of Portfolio Investments has no value and is considered Level 3.

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at fair value.

During the period ended March 31, 2015, the Funds recognized no transfers to/from Level 1 or Level 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to US Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

109

NOTES TO FINANCIAL STATEMENTS

Financial Instruments:

Payment-In-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended March 31, 2015, the total in-kind payments received by the Global High Yield Bond Fund with respect to PIKs constituted less then 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Collateral pledged for open futures contracts is included in the cash at broker for futures contracts shown on the Statement of Assets and Liabilities at March 31, 2015.

110

NOTES TO FINANCIAL STATEMENTS

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund and Total Return Credit Fund had outstanding options as of March 31, 2015.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter (“OTC”) options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain on the contract (as writer).

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2014	—	$—
Options written	646	53,408
Options terminated in closing purchase transactions	—	—
Options exercised	(199)	(16,252)
Options expired	(428)	(31,089)

Contracts outstanding at March 31, 2015	19	$6,067

111

NOTES TO FINANCIAL STATEMENTS

A summary of the Global Convertible Bond Fund written option transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received

Contracts outstanding at September 30, 2014	32	$16,000
Options written	957	216,494
Options terminated in closing purchase transactions	36	43,200
Options exercised	(496)	(151,520)
Options expired	(78)	(79,200)

Contracts outstanding at March 31, 2015	451	$44,974

A summary of the Absolute Return Fund written option transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received

Contracts outstanding at September 30, 2014	—	$—
Options written	1,480	269,819
Options terminated in closing purchase transactions	—	—
Options exercised	(1,237)	(181,710)
Options expired	—	—

Contracts outstanding at March 31, 2015	243	$88,109

A summary of the Total Return Credit Fund written option transactions for the period is as follows:

	Number of
	Options	Premiums
	Contracts	Received

Contracts outstanding at September 30, 2014	—	$—
Options written	337	56,090
Options terminated in closing purchase transactions	—	—
Options exercised	(157)	(33,140)
Options expired	(4)	(3,000)

Contracts outstanding at March 31, 2015	176	$19,950

Forward Foreign Currency Exchange Contracts:

The Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of forward contracts at period end are included in the Schedule of Portfolio Investments under the caption “Foreign currency exchange contracts.”

112

NOTES TO FINANCIAL STATEMENTS

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements as of March 31, 2015.

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized

113

NOTES TO FINANCIAL STATEMENTS

appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Portfolio Investments under the caption “Interest rate swaps, “Cross currency swaps”, “Credit default swaps” and “Total return swaps”.

Fair Values of Derivative Instruments as of March 31, 2015 are as follows(1):

Fair Values of Derivative Financial Instruments as of March 31, 2015
Statement of Assets and Liabilities Location
Asset Derivatives
	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Total Return Credit Fund
Credit risk:
Credit default swaps, at value	$—	$144,136	$11,544	$—	$1,989,276	$101,285	$212,546
Total return swaps, at value	1,460,621	—	—	—	—	—	—
Equity risk:
Investments, at value (call options purchased)	—	—	—	73,019	—	—	29,519
Investments, at value (put options purchased)	—	—	8,642	95,388	620,868	—	39,854
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	1,828,015	79,989	281,917	220,891	16,632,034	235,944	481,429
Interest rate risk:
Unrealized appreciation on futures contracts	—	30,313	—	—	410,859	10,422	—
Unrealized appreciation on interest rate swaps contracts	490,007	—	—	—	—	2,802	—

Total	$3,778,643	$254,438	$302,103	$389,298	$19,653,037	$350,453	$763,348

114

NOTES TO FINANCIAL STATEMENTS

Liability Derivatives
	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Total Return Credit Fund
Credit risk:
Credit default swaps, at value	$—	$—	$11,504	$—	$3,046,289	$5,811	$7,321
Equity risk:
Written options, at value	—	—	3,882	31,305	98,243	—	13,691
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	806,393	18,755	24,849	21,644	1,045,637	54,881	13,847
Interest rate risk:
Unrealized depreciation on futures contracts	1,063	—	6,050	—	1,187,678	23,567	146,113
Unrealized depreciation on interest rate swaps contracts	974,590	—	—	—	2,705,335	45,368	—

Total	$1,782,046	$18,755	$46,285	$52,949	$8,083,182	$129,627	$180,972

115

NOTES TO FINANCIAL STATEMENTS

The effect of Derivative Instruments on the Statement of Operations during the period ended March 31, 2015 is as follows:

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Total Return Credit Fund
Net realized Gain (Loss) From:
Credit Risk:
Credit default swaps	$—	$(3,841)	$(73,705)	$—	$(1,604,219)	$27,178	$39,018
Equity Risk:
Written options	—	—	(52,921)	(97,045)	108,128	—	(8,370)
Purchased options(2)	—	(1,135)	65,309	196,028	(1,199,027)	—	30,235
Interest Rate Risk:
Financial futures contracts	—	11,029	(20,343)	(36,936)	(10,121,390)	(122,543)	(57,901)
Interest rate swaps	575,472	(13,253)	—	—	(2,558,442)	37,895	—
Total Return swaps	137,871	—	—	—	—	—	—
Foreign currency exchange risk:
Forward foreign currency exchange contracts(3)	4,396,700	144,701	587,773	795,196	38,430,880	186,210	534,276
Purchased options(2)	—	—	—	—	—	—	—

Total	$5,110,043	$137,501	$506,113	$857,243	$23,055,930	$128,740	$537,258

116

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Total Return Credit Fund
Net Change in Unrealized Appreciation/Depreciation From:
Credit Risk:
Credit default swaps	$—	$(12,853)	$495	$—	$(641,497)	$846	$7,396
Equity Risk:
Call options purchased(4)	—	—	—	24,493	—	—	6,882
Put options purchased(4)	—	—	(4,038)	(7,212)	(170,460)	—	(14,380)
Written options	—	—	2,185	3,429	(10,134)	—	6,259
Interest Rate Risk:
Call options purchased(4)	—	—	—	—	—	—	—
Financial futures contracts	(1,063)	19,843	(6,201)	—	(1,147,572)	(13,145)	(146,113)
Interest rate swaps	241,732	15,081	—	—	(2,053,572)	(42,566)	—
Total return swaps	110,964	—	—	—	—	—	—
Foreign currency exchange risk:
Put options purchased(4)	—	—	—	—	—	—	—
Forward foreign currency exchange contracts(5)	163,544	25,025	157,137	34,224	6,900,082	181,063	467,582

Total	$515,177	$47,096	$149,578	$54,934	$2,876,847	$126,198	$327,626

(1) For open derivative instruments as of March 31, 2015, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts and interest rate contracts.

(2) Included in net realized gains/(losses) on investment transactions on Statement of Operations.

(3) Included in net realized gains/(losses) on foreign currency transactions on Statement of Operations.

(4) Included in net change in unrealized appreciation/(depreciation) on investments on Statement of Operations.

(5) Included in net change in unrealized appreciation/(depreciation) on foreign currency on Statement of Operations.

117

NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2015, the average volume of derivative activities are as follows:

	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Total Return Credit Fund
Futures short position (contracts)	17	—	10	3	1,787	25	271
Futures long position (contracts)	—	12	—	—	72	—	—
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$78,876,065	$2,021,682	$6,891,414	$8,132,618	$358,236,973	$7,340,272	$10,042,453
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	71,256,307	690,083	306,824	797,719	19,061,742	2,941,559	317,857
Purchased options (Cost $)	—	1,547	30,441	118,367	395,664	—	38,436
Written Options (Premium received $)	—	—	10,758	22,487	44,055	—	9,975
Interest rate swaps (Notional Amount in U.S. Dollars)	52,116,719	—	—	—	177,953,394	6,600,209	—
Credit default swaps (Notional Amount in U.S. Dollars)	—	1,043,684	382,601	—	157,563,984	4,650,000	1,466,441
Total return swaps (Notional Amount in U.S. Dollars)	1,737,263	—	—	—	—	—	—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time

118

NOTES TO FINANCIAL STATEMENTS

there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

119

NOTES TO FINANCIAL STATEMENTS

At March 31, 2015, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows:

Emerging Market Select Bond Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$1,950,628	$974,590
Financial Futures Contracts	—	1,063
Foreign Currency Exchange Contracts	1,828,015	806,393

Total derivative assets and liabilities in the Statement of Assets and Liabilities	3,778,643	1,782,046

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(860,540)	—

Total derivative assets and liabilities subject to a MNA	$2,918,103	$1,782,046

Emerging Market Corporate Bond Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$144,136	$—
Financial Futures Contracts	30,313	—
Foreign Currency Exchange Contracts	79,989	18,755

Total derivative assets and liabilities in the Statement of Assets and Liabilities	254,438	18,755

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$254,438	$18,755

Global High Yield Bond Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$11,544	$11,504
Financial Futures Contracts	—	6,050
Put Options Purchased	8,642	—
Put Options Written	—	3,882
Foreign Currency Exchange Contracts	281,917	24,849

Total derivative assets and liabilities in the Statement of Assets and Liabilities	302,103	46,285

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$302,103	$46,285

Global Convertible Bond Fund	Assets	Liabilities
Derivative Financial Instruments:
Call Options Purchased	$73,019	$—
Put Options Purchased	95,388	—
Put Options Written	—	31,305
Foreign Currency Exchange Contracts	220,891	21,644

Total derivative assets and liabilities in the Statement of Assets and Liabilities	389,298	52,949

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$389,298	$52,949

120

NOTES TO FINANCIAL STATEMENTS

Absolute Return Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$1,989,276	$5,751,624
Financial Futures Contracts	410,859	1,187,678
Put Options Purchased	620,868	—
Put Options Written	—	98,243
Foreign Currency Exchange Contracts	16,632,034	1,045,637

Total derivative assets and liabilities in the Statement of Assets and Liabilities	19,653,037	8,083,182

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$19,653,037	$8,083,182

Emerging Market
Unconstrained
Fixed Income Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$104,087	$51,179
Financial Futures Contracts	10,422	23,567
Foreign Currency Exchange Contracts	235,944	54,881

Total derivative assets and liabilities in the Statement of Assets and Liabilities	350,453	129,627

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$350,453	$129,627

Total Return Credit Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$212,546	$7,321
Financial Futures Contracts	—	146,113
Put Options Purchased	69,373	—
Put Options Written	—	13,691
Foreign Currency Exchange Contracts	481,429	13,847

Total derivative assets and liabilities in the Statement of Assets and Liabilities	763,348	180,972

Derivatives not subject to a MNA or similar agreement	—	—

Total derivative assets and liabilities subject to a MNA	$763,348	$180,972

The following tables present the Funds’ derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Funds as of March 31, 2015:

Emerging Market Select Bond Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
Citibank, N.A.	$1,828,015	$(806,393)	$—	$(996,984)	$24,638
Citigroup Global Markets, Inc.	248,085	(39,195)	—	—	208,890
Deutsche Bank AG	790,135	(377,273)	—	—	412,862
JPMorgan Chase Bank, N.A.	51,868	(51,868)	—	—	—

Total	$2,918,103	$(1,274,729)	$—	$(996,984)	$646,390

121

NOTES TO FINANCIAL STATEMENTS

	Amount of Assets	Derivatives	Non-cash	Cash	Net Amount
Emerging Market Corporate	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Bond Fund	by Counterparty	Offset[1]	Received[2]	Received[2]	Assets[3]
Counterparty
BNP Paribas SA	$89,602	$—	$—	$—	$89,602
Citibank, N.A.	79,989	(18,755)	—	—	61,234
Citigroup Global Markets, Inc.	84,847	—	—	—	84,847

Total	$254,438	$(18,755)	$—	$—	$235,683

	Amount of Assets	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Global High Yield Bond Fund	by Counterparty	Offset[1]	Received[2]	Received[2]	Assets[3]
Counterparty
Citibank, N.A.	$281,917	$(24,849)	$—	$—	$306,766
Credit Suisse Group AG	8,642	(3,882)	—	—	4,760
JPMorgan Chase Bank, N.A.	11,544	(11,504)	—	—	40

Total	$302,103	$(40,235)	$—	$—	$311,566

	Amount of Assets	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Global Convertible Bond Fund	by Counterparty	Offset[1]	Received[2]	Received[2]	Assets[3]
Counterparty
Citibank, N.A.	$220,891	$(21,644)	$—	$—	$199,247
Credit Suisse Group AG	168,407	(31,305)	—	—	137,102

Total	$389,298	$(52,949)	$—	$—	$336,349

	Amount of Assets	Derivatives	Non-cash	Cash	Net Amount
	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Absolute Return Fund	by Counterparty	Offset[1]	Received[2]	Received[2]	Assets[3]
Counterparty
Barclays Bank Plc	$293,865	$(129,078)	$—	$—	$164,787
BNP Paribas SA	318,624	(260,410)	—	—	58,214
Citibank, N.A.	16,893,158	(1,361,493)	—	(13,310,000)	2,221,665
Credit Suisse Group AG	357,504	(98,243)	—	(56,177)	203,084
Credit Suisse Securities (USA) LLC	674,223	(674,223)	—	—	—
Deutsche Bank AG	68,737	(68,737)	—	—	—
JPMorgan Chase Bank, N.A.	469,016	(469,016)	—	—	—
Morgan Stanley & Co.	577,910	(577,910)	—	—	—

Total	$19,653,037	$(3,639,110)	$—	$(13,366,177)	$2,647,750

Emerging Market	Amount of Assets	Derivatives	Non-cash	Cash	Net Amount
Unconstrained	Subject to a MNA	Available for	Collateral	Collateral	of Derivative
Fixed Income Fund	by Counterparty	Offset[1]	Received[2]	Received[2]	Assets[3]
Counterparty
BNP Paribas SA	$102,325	$(6,373)	$—	$—	$95,952
Citibank N.A.	237,706	(54,881)	—	—	182,825
Credit Suisse Securities (USA) LLC	10,422	(10,422)	—	—	—

Total	$350,453	$(71,676)	$—	$—	$278,777

122

NOTES TO FINANCIAL STATEMENTS

Total Return Credit Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
Citibank N.A.	$481,429	$(13,847)	$—	$(300,000)	$167,582
Citigroup Global Markets Inc.	212,546	—	—	—	212,546
JPMorgan Chase Bank N.A.	5,003	(5,003)	—	—	—
Morgan Stanley & Co.	64,370	(11,444)	—	—	52,926

Total	$763,348	$(30,294)	$—	$(300,000)	$433,054

1 The amount of derviatives for offset is limited to the amount of assets and/or liabilites that are subject to a MNA.

2 Excess of collateral received from the individual counterparty may not be shown for financial reproting purposes.

3 Net amount represents the net amount receivable from the counterparty in the event of default.

The following tables present the Funds’ derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Funds as of March 31, 2015:

Emerging Market Select Bond Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
BNP Paribas SA	$25,817	$—	$—	$—	$25,817
Citigroup Global Markets, Inc.	39,195	(39,195)	—	—	—
Citibank, N.A.	806,393	(806,393)	—	—	—
Deutsche Bank AG	377,273	(377,273)	—	—	—
JPMorgan Chase Bank, N.A.	533,368	(51,868)	—	(180,000)	301,500

Total	$1,782,046	$(1,274,729)	$—	$(180,000)	$327,317

Emerging Market Corporate Bond Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
Citibank, N.A.	$18,755	$(18,755)	$—	$—	$—

Total	$18,755	$(18,755)	$—	$—	$—

Global High Yield Bond Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
Citibank, N.A.	$24,849	$(24,849)	$—	$—	$—
Citigroup Global Markets, Inc.	6,050	—	—	(6,050)	—
Credit Suisse Group AG	3,882	(3,882)	—	—	—
JPMorgan Chase Bank N.A.	11,504	(11,504)	—	—	—

Total	$46,285	$(40,235)	$—	$(6,050)	$—

Global Convertible Bond Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
Citibank, N.A.	$21,644	$(21,644)	$—	$—	$—
Credit Suisse Group AG	31,305	(31,305)	—	—	—

Total	$52,949	$(52,949)	$—	$—	$—

123

NOTES TO FINANCIAL STATEMENTS

Absolute Return Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
Barclays Bank Plc	$129,078	$(129,078)	$—	$—	$—
BNP Paribas SA	260,410	(260,410)	—	—	—
Citibank, N.A.	1,361,493	(1,361,493)	—	—	—
Credit Suisse Group AG	98,243	(98,243)	—	—	—
Credit Suisse Securities (USA) LLC	1,187,678	(674,223)	—	(513,455)	—
Deutsche Bank AG	108,890	(68,737)	—	(40,153)	—
JPMorgan Chase Bank, N.A.	4,216,475	(469,016)	—	(3,747,459)	—
Morgan Stanley & Co.	720,915	(577,910)	—	—	143,005

Total	$8,083,182	$(3,639,110)	$—	$(4,301,067)	$143,005

Emerging Market Unconstrained Fixed Income Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
Barclays Bank Plc	$42,009	$—	$—	$(42,009)	$—
BNP Paribas SA	6,373	(6,373)	—	—	—
Citibank N.A.	54,881	(54,881)	—	—	—
Credit Suisse Securities (USA) LLC	23,567	(10,422)	—	(13,145)	—
Deutsche Bank AG	2,797	—	—	—	2,797

Total	$129,627	$(71,676)	$—	$(55,154)	$2,797

Total Return Credit Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
Citibank N.A.	$13,847	$(13,847)	$—	$—	$—
Credit Suisse Securities (USA) LLC	146,113	—	—	—	146,113
JPMorgan Chase Bank N.A.	9,568	(5,003)	—	—	4,565
Morgan Stanley & Co.	11,444	(11,444)	—	—	—

Total	$180,972	$(30,294)	$—	$—	$150,678

1 The amount of derviatives for offset is limited to the amount of assets and/or liabilites that are subject to a MNA.

2 Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

3 Net amount represents the net amount payable to the counterparty in the event of default.

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e., AMBAC and MBIA).

Offering Costs:

Upon commencement of operations, offering costs associated with the establishment of the Funds were incurred by the Funds. Offering costs are amortized and included in expenses over a 12-month period beginning with the commencement of operations and are included in the Statement of Operations.

124

NOTES TO FINANCIAL STATEMENTS

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., expiring capital loss carryforward), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the Agreement, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Select Bond Fund	0.75%
Emerging Market Corporate Bond Fund	0.85%
Global High Yield Bond Fund	0.70%
Global Convertible Bond Fund	0.75%
Absolute Return Fund	0.75%
Emerging Market Unconstrained Fixed Income Fund	1.15%
Total Return Credit Fund	0.85%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Funds to the following levels pursuant to an Expense Limitation Agreement.

125

NOTES TO FINANCIAL STATEMENTS

	Class A	Class C	Class I
	Annual Rate	Annual Rate	Annual Rate
Emerging Market Select Bond Fund	1.15%	N/A	0.90%
Emerging Market Corporate Bond Fund	1.25%	N/A	1.00%
Global High Yield Bond Fund	1.05%	N/A	0.80%
Global Convertible Bond Fund	N/A	N/A	0.85%
Absolute Return Fund	1.20%	1.95%	0.95%
Emerging Market Unconstrained Fixed Income Fund	N/A	N/A	1.25%
Total Return Credit Fund	N/A	N/A	1.00%

This Expense Limitation Agreement is in place until January 31, 2016 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At March 31, 2015, the amounts subject to possible recoupment under the Expense Limitation Agreement were $695,332, $645,947, $637,882, $606,207, $155,280, $56,342 and $58,312 for the Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, respectively. For the period ended March 31, 2015, the only recoupment of previously waived expenses was $56,644 for the Absolute Return Fund.

Each of the Funds are sub-advised by BlueBay and the Global High Yield Bond Fund, Absolute Return Fund and Total Return Credit Fund are also sub-advised by BlueBay US, which are wholly-owned subsidiaries of Royal Bank of Canada, which is a parent company of the Advisor. The Sub-Advisors are paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the Administrative Services Agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the Administrative Services Agreement, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $41,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

In conjunction with the launch of each of the Funds, the Advisor invested seed capital in each Fund to provide each Fund with its initial investment assets. The table below shows, as of March 31, 2015, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

126

NOTES TO FINANCIAL STATEMENTS

		Shares held
	Net Assets	by Advisor	% of Fund
Emerging Market Corporate Bond Fund	$20,814,389	1,824,074	86.6%
Global High Yield Bond Fund	$30,852,324	2,579,275	85.0%
Global Convertible Bond Fund	$21,650,172	1,969,984	97.0%
Emerging Market Unconstrained Fixed Income Fund	$14,871,461	1,502,744	100.0%
Total Return Credit Fund	$51,099,847	5,021,436	100.0%

4. Fund Distribution:

Each of the Funds except Global Convertible Bond Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A and C.

	Class A	Class C
12b-1 Plan Fee	0.25%*	1.00%

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A and C. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended March 31, 2015, there were no fees waived by the Distributor.

For the period ended March 31, 2015, the Distributor received commissions of $65,635 from front-end sales charges of Class A shares of the Funds, of which $7,846 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares or Class C shares of the Funds during the period ended March 31, 2015.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2015 were as follows:

	Purchases	Sales
Emerging Market Select Bond Fund	$248,509,012	$317,981,594
Emerging Market Corporate Bond Fund	13,654,270	15,532,827
Global High Yield Bond Fund	22,760,472	21,461,897
Global Convertible Bond Fund	9,153,189	10,647,470
Absolute Return Fund	557,765,229	391,122,697
Emerging Market Unconstrained Fixed Income Fund	57,534,539	44,811,752
Total Return Credit Fund	83,031,202	37,009,969

127

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging		Emerging
	Market Select		Market Corporate
	Bond Fund		Bond Fund
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,
	2015	2014(a)	2015	2014(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$268,133	$10,000	$—	$10,000
Distributions reinvested	223	339	184	339
Cost of shares redeemed	(6,028)	—	—	—

Change in Class A	$262,328	$10,339	$184	$10,339

Class I
Proceeds from shares issued	$10,123,583	$59,330,955	$773,219	$2,655,426
Distributions reinvested	1,413,597	6,954,514	365,519	806,477
Cost of shares redeemed	(90,618,763)	(32,115,324)	(2,605,814)	(462,871)

Change in Class I	$(79,081,583)	$34,170,145	$(1,467,076)	$2,999,032

Change in net assets resulting from capital transactions	$(78,819,255)	$34,180,484	$(1,466,892)	$3,009,371

SHARE TRANSACTIONS:
Class A
Issued	28,480	1,017	—	1,026
Reinvested	23	34	18	34
Redeemed	(1,063)	—	—	—

Change in Class A	27,440	1,051	18	1,060

Class I
Issued	1,063,595	5,947,035	78,259	266,395
Reinvested	145,885	698,184	37,137	80,798
Redeemed	(9,658,470)	(3,221,660)	(265,255)	(46,845)

Change in Class I	(8,448,990)	3,423,559	(149,859)	300,348

Change in shares resulting from capital transactions	(8,421,550)	3,424,610	(149,841)	301,408

	Global		Global
	High Yield		Convertible
	Bond Fund		Bond Fund
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,
	2015	2014(a)	2015	2014(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$502,039	$29,148
Distributions reinvested	19,724	879
Cost of shares redeemed	(2,225)	(438)

Change in Class A	$519,538	$29,589

Class I
Proceeds from shares issued	$2,038,159	$3,938,201	$240,950	$1,486,805
Distributions reinvested	1,576,374	2,023,725	2,176,603	1,859,797
Cost of shares redeemed	(7,044,101)	(984,372)	(1,129,975)	(1,458)

Change in Class I	$(3,429,568)	$4,977,554	$1,287,578	$3,345,144

Change in net assets resulting from capital transactions	$(2,910,030)	$5,007,143	$1,287,578	$3,345,144

128

NOTES TO FINANCIAL STATEMENTS

	Global		Global
	High Yield		Convertible
	Bond Fund		Bond Fund
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,
	2015	2014(a)	2015	2014(a)
SHARE TRANSACTIONS:
Class A
Issued	48,645	2,774
Reinvested	1,995	83
Redeemed	(224)	(41)

Change in Class A	50,416	2,816

Class I
Issued	199,898	373,917	21,304	132,096
Reinvested	157,959	192,933	213,483	169,004
Redeemed	(701,472)	(93,292)	(107,549)	(130)

Change in Class I	(343,615)	473,558	127,238	300,970

Change in shares resulting from capital transactions	(293,199)	476,374	127,238	300,970

			Emerging Market
			Unconstrained
	Absolute		Fixed Income	Total Return
	Return Fund		Fund	Credit Fund
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Period Ended
	March 31,	September 30,	March 31,	March 31,
	2015	2014(a)	2015(b)	2015(b)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,271,409	$6,554,520
Distributions reinvested	250,430	21,435
Cost of shares redeemed	(1,917,683)	(144,631)

Change in Class A	$604,156	$6,431,324

Class C
Proceeds from shares issued	$105,000	$7,027,500
Distributions reinvested	201,288	5,208
Cost of shares redeemed	(7,107)	(9,874)

Change in Class C	$299,181	$7,022,834

Class I
Proceeds from shares issued	$165,517,250	$253,828,123	$15,000,000	$50,002,500
Distributions reinvested	4,137,251	590,529	27,000	215,410
Cost of shares redeemed	(98,638,084)	(224,670,280)	—	—

Change in Class I	$71,016,417	$29,748,372	$15,027,000	$50,217,910

Change in net assets resulting from capital transactions	$71,919,754	$43,202,530	$15,027,000	$50,217,910

129

NOTES TO FINANCIAL STATEMENTS

			Emerging Market
			Unconstrained
	Absolute		Fixed Income	Total Return
	Return Fund		Fund	Credit Fund
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Period Ended
	March 31,	September 30,	March 31,	March 31,
	2015	2014(a)	2015(b)	2015(b)
SHARE TRANSACTIONS:
Class A
Issued	219,647	623,490
Reinvested	24,939	2,051
Redeemed	(189,169)	(13,837)

Change in Class A	55,417	611,704

Class C
Issued	10,180	669,151
Reinvested	20,084	500
Redeemed	(709)	(952)

Change in Class C	29,555	668,699

Class I
Issued	16,264,154	24,289,241	1,500,000	5,000,249
Reinvested	412,226	56,647	2,744	21,437
Redeemed	(9,664,154)	(21,637,069)	—	—

Change in Class I	7,012,226	2,708,819	1,502,744	5,021,686

Change in shares resulting from capital transactions	7,097,198	3,989,222	1,502,744	5,021,686

(a) For the period from November 27, 2013 (commencement of operations) to September 30, 2014 for Class A shares, for the period from June 24, 2014 (commencement of operations) to September 30, 2014 for Class C shares and for the year ended September 30, 2014 for Class I shares.

(b) For the period from December 9, 2014 (commencement of operations) to March 31, 2015.

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2012, 2013 and 2014 for all Funds, except Absolute Return Fund, which is the tax years ended September 30 of the years 2013 and 2014, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
	Securities	Appreciation	Depreciation	(Depreciation)
Emerging Market Select Bond Fund	$132,666,533	$706,030	$(8,246,888)	$(7,540,858)
Emerging Market Corporate Bond Fund	20,203,960	404,114	(755,908)	(351,794)
Global High Yield Bond Fund	31,242,340	456,582	(843,185)	(386,603)
Global Convertible Bond Fund	19,877,298	908,566	(986,195)	(77,629)
Absolute Return Fund	622,820,835	4,466,356	(23,209,897)	(18,743,541)
Emerging Market Unconstrained Fixed Income Fund	14,135,575	112,533	(176,500)	(63,967)
Total Return Credit Fund	47,901,942	651,869	(690,272)	(38,403)

130

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the year ended September 30, 2014 were as follows:

	Distributions Paid From
					Total
	Ordinary	Net Long Term	Total Taxable	Return of	Distributions
	Income	Capital Gains	Distributions	Capital	Paid*
Emerging Market Select Bond Fund	$4,946,732	$ —	$4,946,732	$3,355,837	$8,302,569
Emerging Market Corporate Bond Fund	846,146	14,865	861,011	—	861,011
Global High Yield Bond Fund	1,744,756	309,106	2,053,862	—	2,053,862
Global Convertible Bond Fund	1,052,091	810,576	1,862,667	—	1,862,667
Absolute Return Fund	8,056,394	—	8,056,394	—	8,056,394

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2015.

As of September 30, 2014, the Emerging Market Select Bond Fund had a short-term capital loss carryforward of $2,634,303 and a long-term capital loss carryforward of $182,218 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Market Corporate Bond Fund deferred long-term qualified late-year capital losses of $7,063 which will be treated as arising on the first business day of the year ending September 30, 2015.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statement of Changes in Net Assets.

During the period ended March 31, 2015, redemption fees were collected by the Absolute Return Fund in the amount of $1,784. There were no redemption fees collected by the other Funds. Redemption fees collected by the Funds are included in the cost of shares redeemed on the Statement of Changes in Net Assets.

9. Commitments:

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global High Yield Bond Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of March 31, 2015, Global High Yield Bond Fund had no outstanding bridge loan commitments. In connection with these commitments, Global High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

131

NOTES TO FINANCIAL STATEMENTS

10. Line of Credit:

Each Fund, except Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, is a participant in a single committed, unsecured $4,000,000 line of credit with Bank of New York Mellon, the Funds’ custodian, to be used only to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of March 29, 2016. Interest is charged on borrowings made under this line of credit at the higher of (a) the Federal Funds Effective Rate plus 1.25% per annum, and (b) the Overnight LIBOR Rate plus 1.25% per annum. A commitment fee of 0.12% per annum of the available line of credit is charged, of which each Fund, except Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, shall pay its pro rata share based on the ratio of its individual net assets to the aggregate net assets of the Funds, except Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, at the time the fee is due and payable. Accrued and unpaid commitment fees shall be payable on the last business day of each calendar quarter. An upfront fee equal to 0.02% of the commitment amount was paid by the Funds, except Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, upon the effectiveness and upon each annual renewal of the line of credit. Since each of the Funds, except Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $4,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2015. During the period ended March 31, 2015, the Funds did not utilize this line of credit.

11. Subsequent Events:

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

132

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A and Class I shares, except for Global Convertible Bond Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, which only offer Class I shares. The Absolute Return Fund also offers Class C shares.

Class A

This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 4.25% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class C

This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class C shares of the Funds are currently subject to a 1.00% CDSC for redemption within 12 months of purchase. Class C shares currently include a 1.00% (100 bps) annual 12b-1 service and distribution fee.

Class I

This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

133

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015 for all Funds except Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, which is from December 9, 2014 (commencement of operations) through March 31, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		10/1/14	3/31/15	10/1/14-3/31/15	10/1/14-3/31/15
Emerging Market Select Bond Fund	Class A	$1,000.00	$ 960.00	$5.62	1.15%
	Class I	1,000.00	960.50	4.40	0.90%

Emerging Market Corporate Bond Fund	Class A	1,000.00	1,001.30	6.24	1.25%
	Class I	1,000.00	1,003.00	4.99	1.00%

Global High Yield Bond Fund	Class A	1,000.00	1,022.00	5.29	1.05%
	Class I	1,000.00	1,022.60	4.03	0.80%

Global Convertible Bond Fund	Class I	1,000.00	1,069.80	4.39	0.85%

Absolute Return Fund	Class A	1,000.00	1,009.70	6.01	1.20%
	Class C	1,000.00	1,005.80	9.65	1.93%
	Class I	1,000.00	1,011.30	4.76	0.95%

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period**	During Period
		12/9/14	3/31/15	12/9/14-3/31/15	12/9/14-3/31/15
Emerging Market Unconstrained Fixed Income Fund	Class I	$1,000.00	$ 990.80	$3.82	1.25%

Total Return Credit Fund	Class I	1,000.00	1,022.40	3.10	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 112/365 (to reflect period since inception).

134

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		10/1/14	3/31/15	10/1/14-3/31/15	10/1/14-3/31/15
Emerging Market Select Bond Fund	Class A	$1,000.00	$1,019.20	$5.79	1.15%
	Class I	1,000.00	1,020.44	4.53	0.90%

Emerging Market Corporate Bond Fund	Class A	1,000.00	1,018.70	6.29	1.25%
	Class I	1,000.00	1,019.95	5.04	1.00%

Global High Yield Bond Fund	Class A	1,000.00	1,019.70	5.29	1.05%
	Class I	1,000.00	1,020.94	4.03	0.80%

Global Convertible Bond Fund	Class I	1,000.00	1,020.69	4.28	0.85%

Absolute Return Fund	Class A	1,000.00	1,018.95	6.04	1.20%
	Class C	1,000.00	1,015.31	9.70	1.93%
	Class I	1,000.00	1,020.19	4.78	0.95%

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period**	During Period
		12/9/14	3/31/15	12/9/14-3/31/15	12/9/14-3/31/15
Emerging Market Unconstrained Fixed Income Fund	Class I	$1,000.00	$1,011.51	$3.86	1.25%

Total Return Credit Fund	Class I	1,000.00	1,012.27	3.09	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 112/365 (to reflect period since inception).

135

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

This section provides information regarding the approval of the Investment Advisory Agreement and Sub-Advisory Agreement (together, the “Advisory Agreements”) for the RBC BlueBay Total Return Credit Fund and RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (the “Funds”), which commenced operations on December 9, 2014. RBC Global Asset Management (U.S.) Inc. (the “Advisor”) serves as investment advisor for the Funds. BlueBay Asset Management LLP (“BlueBay”) serves as the Funds’ sub-advisor and BlueBay Asset Management USA LLC (“BlueBay US”) serves as an additional sub-advisor for the RBC BlueBay Total Return Credit Fund (BlueBay and BlueBay US, collectively, the “Sub-Advisors”).

In September 2014, the Trustees considered approval of the Advisory Agreements for the Funds. The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Sub-Advisors responsible for managing the Funds, to discuss the information provided and management of the Funds by the Advisor, BlueBay, and BlueBay US.

In addition to considering the information presented in connection with the September 23, 2014 meeting, the Trustees also considered the information regarding the capabilities of the Advisor and Sub-Advisors presented in connection with a Special Meeting on September 18, 2014, related to the proposed renewals of other agreements with the Advisor and Sub-Advisors, and considered information provided at regular quarterly Board and Committee meetings throughout the year. In connection with their deliberations, the independent Trustees were advised by their independent legal counsel with regard to the information and materials considered, the Trustees’ responsibilities with regard to the information and materials, and the Trustees’ responsibilities under relevant laws and regulations.

As part of their review of the Advisory Agreements, the Trustees requested and considered information regarding the advisory services to be performed by the Advisor and Sub-Advisors for the Funds, the staffing and qualifications of the personnel responsible for operating and managing the Funds, the relevant experience of the Sub-Advisors, and the performance record of the Sub-Advisors in managing assets according to a similar investment strategy. The Trustees focused their consideration of the Advisory Agreements on reviewing the nature, quality, and extent of the services to be provided under the Advisory Agreements and, with respect to the Sub-Advisors, their experiences managing accounts with investment objectives similar to those of the Funds.

The Trustees also reviewed information regarding the anticipated expense structure of the Funds along with comparative information on the services to be rendered to — and fees to be paid by — the Funds. The Trustees discussed the proposed annual advisory fee for the RBC BlueBay Emerging Market Unconstrained Fixed Income Fund and noted that the Fund bears comparison to a liquid alternatives fund that warrants a higher fee. No contractual advisory fee breakpoints were established, however, the Trustees determined to evaluate fee and expense levels and breakpoints going forward as profitability and economies of scale information for the Funds is developed over time. The Trustees viewed favorably the Advisor’s agreement to limit the annual expenses of the Funds. The Trustees also discussed the new operative fee provision of the sub-advisory fees for BlueBay and BlueBay US. The Trustees concluded that the Funds’ advisory and sub-advisory fees proposed to be payable to the Advisor and Sub-Advisors, respectively, were fair and reasonable in light of the level and quality of the services to be provided under all of the circumstances and were within the range of what might have been negotiated at arms’ length.

Based upon their review, the Trustees determined that they were satisfied with the nature, extent, and quality of the services to be provided by both the Advisor and Sub-Advisors and it is in the interests of the Funds and their shareholders for the Trustees to approve the Advisory Agreements for the Funds. In arriving at their collective decision to approve the Advisory Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

136

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2015.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-BB SAR 03-15

	RBC Funds

About Your Semi Annual Report	This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various Russell equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Funds’ prospectus for further detail as to your Funds’ investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Equity Portfolio Managers	1
	Performance Summary	3
	RBC SMID Cap Growth Fund	8
	RBC Enterprise Fund	9
	RBC Small Cap Core Fund	10
	RBC Microcap Value Fund	11
	RBC Mid Cap Value Fund	12
	RBC Small Cap Value Fund	13
	Schedules of Portfolio Investments	14
	Financial Statements
	- Statements of Assets and Liabilities	41
	- Statements of Operations	43
	- Statements of Changes in Net Assets	44
	Financial Highlights	50
	Notes to Financial Statements	62
	Share Class Information	73
	Supplemental Information	74
	Approval of Investment Advisory Agreement	76

EQUITY PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the RBC Equity Funds, with no individual team member being solely responsible for the investment decisions.

Lance F. James

Managing Director, Senior Portfolio Manager

Lance James is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, and RBC Small Cap Value Fund. He is also co-manager of RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

Lance F. James

George Prince

Vice President, Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also provides research support for the RBC Small Cap Core Fund. He joined RBC GAM (US) in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 12 years of investment industry experience. He received a BA from Yale University.

George Prince

Kenneth A. Tyszko, CPA, CFA

Managing Director, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund, and is responsible for Small Cap Growth and SMID Cap Growth research and portfolio management at RBC GAM (US). Ken has been in the investment industry since 1984 and has been managing small cap growth and SMID cap growth portfolios since 1988. He joined RBC GAM (US) in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management, ABN AMRO Asset Management (USA) Inc., ABN AMRO Incorporated, and Sears Investment Management Company. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken earned a BS in Accountancy from the University of Illinois. He is a CFA charterholder. Ken is a member of the Illinois CPA Society, the CFA Society of Chicago, and the CFA Institute. He has been a guest on Bloomberg Television, Bloomberg Radio, CNBC, and WebFN.

Kenneth A. Tyszko, CPA, CFA

1

EQUITY PORTFOLIO MANAGERS

Stephen E. Kylander

Stephen E. Kylander

Vice President, Senior Portfolio Manager

Steve Kylander is responsible for portfolio management of the RBC Mid Cap Value Fund and RBC Small Cap Value Fund. Prior to joining RBC GAM (US) in 2006, he was a portfolio manager and research analyst for Babson Capital Management. Steve’s previous experience also includes strategy consulting, mergers and acquisitions work and investment banking for L.E.K. Consulting, The Yarmouth Group, and First Boston Corporation. He began working in the investment industry in 1986. Steve earned a BA from Dartmouth College and an MBA from Harvard Business School.

2

PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2015 (Unaudited)

RBC SMID Cap Growth Fund (a)

	1 Year	3 Year	5 Year	10 Year	Since Inception(b)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A
- Including Maximum Sales Charge of 5.75%	1.40%	11.02%	14.27%	7.59%	10.98%
- At Net Asset Value	7.60%	13.23%	15.63%	8.23%	11.25%	1.14%	1.47%

Class I	7.83%	13.51%	15.92%	8.50%	11.57%	0.89%	1.04%

Russell 2500 Growth Index*	13.83%	17.91%	16.97%	10.64%	10.79%

RBC Enterprise Fund (c)
	1 Year	3 Year	5 Year	10 Year	Since Inception(d)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (f)
- Including Maximum Sales Charge of 5.75%	(7.72)%	12.19%	13.02%	6.15%	10.56%
- At Net Asset Value	(2.09)%	14.42%	14.37%	6.78%	10.77%	1.33%	1.75%

Class I (f)	(1.86)%	14.70%	14.64%	7.04%	11.04%	1.08%	1.20%

Russell 2000 Index*	8.21%	16.27%	14.57%	8.82%	9.63%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

3

PERFORMANCE SUMMARY

RBC Small Cap Core Fund (g)
	1 Year	3 Year	5 Year	10 Year	Since Inception(h)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (l)
- Including Maximum Sales Charge of 5.75%	0.91%	13.33%	14.30%	8.48%	10.59%
- At Net Asset Value	7.07%	15.59%	15.67%	9.13%	10.86%	1.15%	1.57%
Class I (l)	7.34%	15.87%	15.95%	9.43%	11.15%	0.90%	1.13%

Russell 2000 Index*	8.21%	16.27%	14.57%	8.82%	10.23%

RBC Microcap Value Fund (i)

	1 Year	3 Year	5 Year	10 Year	Since Inception(j)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (e)
- Including Maximum Sales Charge of 5.75%	2.86%	16.53%	14.50%	7.37%	9.50%
- At Net Asset Value	9.15%	18.86%	15.86%	8.01%	9.74%	1.32%	1.69%
Class I (e)	9.39%	19.16%	16.15%	8.28%	10.01%	1.07%	1.23%

Russell 2000 Value Index*	4.43%	14.79%	12.54%	7.53%	10.26%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

4

PERFORMANCE SUMMARY

RBC Mid Cap Value Fund
	1 Year	3 Year	5 Year	Since Inception(k)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class I
- At Net Asset Value	15.19%	18.14%	16.34%	17.37%	0.90%	3.71%

Russell Midcap Value Index*	11.70%	18.60%	15.84%	17.06%

Aggregate Total Returns as of March 31, 2015 (Unaudited)

RBC Small Cap Value Fund

	1 Year	3 Year	5 Year	Since Inception(m)	Net Expense Ratio(2)(3)(4)	Gross Expense Ratio(2)(3)(4)
Class I
- At Net Asset Value	N/A	N/A	N/A	4.90%	1.00%	2.60%

Russell 2000 Value Index*	N/A	N/A	N/A	10.13%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect the most recent fiscal year-end (September 30, 2014).

(2) The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2016. For SMID Cap Growth Fund, effective November 27, 2013, the annual rate under the expense limitation agreement is 1.10% for Class A and 0.85% for Class I. Prior to November 27, 2013, the annual rate was 1.35% for Class A and 1.10% for Class I. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2014.

(3) For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

(4) Annualized.

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(a)	The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM (US) (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(b)	The since inception date (commencement of operations) of the Fund is December 31, 1990.

5

PERFORMANCE SUMMARY

(c)	The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(d)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

(e)	Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

(f)	Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

(g)	The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(h)	The since inception date (commencement of operations) of the Fund is August 5, 1991. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(i)	The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(j)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(k)	The since inception date (commencement of operations) of the Fund is December 31, 2009. The performance of the index since inception of the Fund is calculated from December 31, 2009.

(l)	Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

(m)	The since inception date (commencement of operations) of the Fund is December 3, 2014. The performance of the index since inception of the Fund is calculated from November 30, 2014.

The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index is an unmanaged index that measures the performance of approximately 2,000 of the smallest securities in the Russell 3000 Index based on a combination of their market cap and current index membership.

The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

The Russell Microcap Index is an unmanaged index that measures the performance of 1000 of the smallest securities in the Russell 2000 Index based on a combination of their market cap and current index membership.

6

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7

	FUND STATISTICS (UNAUDITED)

	RBC SMID Cap Growth Fund
Investment Objective Benchmark	Long-term capital appreciation.
	Russell 2500 Growth Index

Asset Allocation (as of 3/31/15) (% of fund’s investments) & Top Five Industries (as of 3/31/15) (% of fund’s net assets)

Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)	Tractor Supply Co.	2.52%	Global Payments, Inc.	1.78%
	Henry Schein, Inc.	2.09%	Catamaran Corp.	1.76%
	Ultimate Software Group, Inc. (The)	1.95%	Raymond James Financial, Inc.	1.73%
	United Natural Foods, Inc.	1.89%	Stericycle, Inc.	1.71%
	IDEXX Laboratories, Inc.	1.79%	Mettler-Toledo International, Inc.	1.64%
	* A listing of all portfolio holdings can be found beginning on page 14.

Growth of $10,000 Initial Investment Over 10 Years

	The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

8

FUND STATISTICS (UNAUDITED)

RBC Enterprise Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Index				Benchmark

				Asset Allocation (as of 3/31/15) (% of fund’s investments) & Top Five Industries (as of 3/31/15) (% of fund’s net assets)
Universal Electronics, Inc.	4.13%	Compass Diversified Holdings	2.73%	Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)
Tyler Technologies, Inc.	3.39%	Greenbrier Cos., Inc. (The)	2.37%
Columbus McKinnon Corp.	3.38%	Grand Canyon Education, Inc.	2.03%
Libbey, Inc.	3.18%	Universal Stainless & Alloy Products, Inc.	2.00%
AZZ, Inc.	2.83%
US Physical Therapy, Inc.	2.75%

*A listing of all portfolio holdings can be found beginning on page 17.

				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

9

	FUND STATISTICS (UNAUDITED)

	RBC Small Cap Core Fund
Investment Objective	Long-term growth of capital and income.
Benchmark	Russell 2000 Index

Asset Allocation (as of 3/31/15) (% of fund’s investments) & Top Five Industries (as of 3/31/15) (% of fund’s net assets)
Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)	Universal Electronics, Inc.	3.69%	Greenbrier Cos., Inc. (The)	2.50%
	Synaptics, Inc.	3.24%	Compass Diversified Holdings	2.48%
	Synchronoss Technologies, Inc.	3.21%	West Pharmaceutical Services, Inc.	2.42%
	Tyler Technologies, Inc.	2.89%	EnerSys, Inc.	2.37%
	Astronics Corp.	2.75%
	Libbey, Inc.	2.72%

	*A listing of all portfolio holdings can be found beginning on page 21.

Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

10

FUND STATISTICS (UNAUDITED)

RBC Microcap Value Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Value Index				Benchmark

				Asset Allocation (as of 3/31/15) (% of fund’s investments) & Top Five Industries (as of 3/31/15) (% of fund’s net assets)
PAM Transportation Services, Inc.	1.69%	PharMerica Corp.	0.88%	Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)
Allied Motion Technologies, Inc.	1.69%	Patrick Industries, Inc.	0.83%
Methode Electronics, Inc.	1.18%	Lydall, Inc.	0.81%
Federated National Holding Co.	1.17%	Ingles Markets, Inc., Class A	0.80%
Superior Uniform Group, Inc.	0.91%	Journal Communications, Inc., Class A	0.77%

*A listing of all portfolio holdings can be found beginning on page 24.

				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

11

	FUND STATISTICS (UNAUDITED)

	RBC Mid Cap Value Fund
Investment Objective	Long-term capital appreciation.
Benchmark	Russell Midcap Value Index

Asset Allocation (as of 3/31/15) (% of fund’s investments) & Top Five Industries (as of 3/31/15) (% of fund’s net assets)
Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)	Hartford Financial Services Group, Inc. (The)	3.60%	Lincoln National Corp.	2.44%
	United Rentals, Inc.	3.54%	Laclede Group, Inc. (The)	2.39%
	Universal Health Services, Inc., Class B	2.95%	Jarden Corp.	2.37%
	Carlisle Cos., Inc.	2.87%	Swift Transporation Co.	2.30%
	Ryder System, Inc.	2.57%	Huntington Bancshares, Inc.	2.22%

	*A listing of all portfolio holdings can be found beginning on page 35.

Growth of $10,000 Initial Investment Since Inception (12/31/09)

The graph reflects an initial investment of $10,000 over the period from December 31, 2009 to March 31, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

12

FUND STATISTICS (UNAUDITED)

RBC Small Cap Value Fund
Long-term capital appreciation.				Investment Objective
Russell 2000 Value Index				Benchmark

				Asset Allocation (as of 3/31/15) (% of fund’s investments) & Top Five Industries (as of 3/31/15) (% of fund’s net assets)
Compass Diversified Holdings	2.74%	American Financial Group, Inc.	1.96%	Top Ten Holdings (as of 3/31/15) (% of fund’s net assets)
Laclede Group, Inc. (The)	2.73%	Rexford Industrial Realty, Inc. REIT	1.87%
Portland General Electric Co.	2.50%	EnerSys, Inc.	1.82%
NorthWestern Corp.	2.44%	Jarden Corp.	1.82%
Patrick Industries, Inc.	2.23%
Libbey, Inc.	2.21%

*A listing of all portfolio holdings can be found beginning on page 38.

				Growth of $10,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial investment of $10,000 over the period from December 3, 2014 to March 31, 2015 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2015 (Unaudited)

Shares		Value

Common Stocks — 97.99%
Consumer Discretionary — 11.77%
16,600	Dorman Products, Inc.*	$825,850
25,800	DSW, Inc., Class A	951,504
6,500	Fossil Group, Inc.*	535,925
15,730	Gentherm, Inc.*	794,522
44,520	LKQ Corp.*	1,137,931
17,200	Monro Muffler Brake, Inc.	1,118,860
4,600	Panera Bread Co., Class A*	735,977
21,990	Tractor Supply Co.	1,870,469
18,240	Vitamin Shoppe, Inc.*	751,306

		8,722,344

Consumer Staples — 6.89%
9,400	Casey’s General Stores, Inc.	846,940
13,400	Church & Dwight Co., Inc.	1,144,628
10,200	PriceSmart, Inc.	866,796
10,000	TreeHouse Foods, Inc.*	850,200
18,200	United Natural Foods, Inc.*	1,402,128

		5,110,692

Energy — 1.89%
16,470	Oceaneering International, Inc.	888,227
18,380	Unit Corp.*	514,272

		1,402,499

Financials — 9.65%
5,000	Affiliated Managers Group, Inc.*	1,073,900
19,000	Eaton Vance Corp.	791,160
17,560	First Cash Financial Services, Inc.*	816,891
21,030	HCC Insurance Holdings, Inc.	1,191,770
19,120	PRA Group, Inc.*	1,038,598
22,600	Raymond James Financial, Inc.	1,283,228
7,400	Signature Bank*	958,892

		7,154,439

Health Care — 21.24%
20,500	Cantel Medical Corp.	973,750
21,910	Catamaran Corp.*	1,304,521
15,000	Cepheid, Inc.*	853,500
12,500	Charles River Laboratories International, Inc.*	991,125
11,100	Henry Schein, Inc.*	1,549,782
8,600	IDEXX Laboratories, Inc.*	1,328,528
12,940	Integra LifeSciences Holdings Corp.*	797,751
6,170	Laboratory Corp of America Holdings*	777,975
18,130	Medidata Solutions, Inc.*	889,095

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

3,700	Mettler-Toledo International, Inc.*	$1,216,005
17,400	NuVasive, Inc.*	800,226
17,500	PAREXEL International Corp.*	1,207,325
10,080	Varian Medical Systems, Inc.*	948,427
9,000	Waters Corp.*	1,118,880
16,400	West Pharmaceutical Services, Inc.	987,444

		15,744,334

Industrials — 20.13%
10,400	Chart Industries, Inc.*	364,780
16,790	Clean Harbors, Inc.*	953,336
25,000	Copart, Inc.*	939,250
19,140	Donaldson Co., Inc.	721,770
12,100	Flowserve Corp.	683,529
6,640	Huron Consulting Group, Inc.*	439,236
9,600	Jacobs Engineering Group, Inc.*	433,536
10,800	Landstar System, Inc.	716,040
8,400	Middleby Corp. (The)*	862,260
11,000	MSC Industrial Direct Co., Inc., Class A	794,200
11,280	Orbital ATK, Inc.	864,386
10,700	Proto Labs, Inc.*	749,000
9,000	Stericycle, Inc.*	1,263,870
8,900	Teledyne Technologies, Inc.*	949,897
7,900	Towers Watson & Co., Class A	1,044,262
24,050	TriMas Corp.*	740,500
11,100	WageWorks, Inc.*	591,963
15,100	Waste Connections, Inc.	726,914
21,260	Woodward, Inc.	1,084,473

		14,923,202

Information Technology — 20.96%
9,920	ANSYS, Inc.*	874,845
29,900	Aruba Networks, Inc.*	732,251
20,500	Bottomline Technologies (DE), Inc.*	561,085
23,600	Cardtronics, Inc.*	887,360
6,400	F5 Networks, Inc.*	735,616
14,400	Global Payments, Inc.	1,320,192
16,670	Informatica Corp.*	731,063
12,700	Jack Henry & Associates, Inc.	887,603
8,700	Mercadolibre, Inc.	1,065,924
19,700	Microchip Technology, Inc.	963,330
19,310	National Instruments Corp.	618,692
18,000	Open Text Corp.	952,020
35,500	Riverbed Technology, Inc.*	742,305
13,090	SPS Commerce, Inc.*	878,339
23,940	Synopsys, Inc.*	1,108,901

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

8,500	Ultimate Software Group, Inc. (The)*	$1,444,618
9,610	WEX, Inc.*	1,031,730

		15,535,874

Materials — 5.46%
9,400	Airgas, Inc.	997,434
13,800	AptarGroup, Inc.	876,576
18,000	Balchem Corp.	996,840
14,700	HB Fuller Co.	630,189
8,900	Reliance Steel & Aluminum Co.	543,612

		4,044,651

Total Common Stocks		72,638,035

(Cost $47,027,295)
Investment Company — 2.00%
1,482,424	JPMorgan Prime Money Market Fund, Institutional Class	1,482,424

Total Investment Company		1,482,424

(Cost $1,482,424)

Total Investments		$74,120,459
(Cost $48,509,719)(a) — 99.99%

Other assets in excess of liabilities — 0.01%		4,492

NET ASSETS — 100.00%		$74,124,951

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2015 (Unaudited)

Shares		Value

Common Stocks — 98.35%
Consumer Discretionary — 24.54%
137,243	Bridgepoint Education, Inc.*	$1,324,395
31,790	Carmike Cinemas, Inc.*	1,068,144
85,938	Delta Apparel, Inc.*	1,057,037
42,200	Destination Maternity Corp.	635,532
456,618	Destination XL Group, Inc.*	2,255,693
61,000	Grand Canyon Education, Inc.*	2,641,300
73,670	Jason Industries, Inc.*	521,584
79,000	Kona Grill, Inc.*	2,245,180
103,700	Libbey, Inc.	4,138,667
46,000	Malibu Boats, Inc., Class A*	1,074,100
67,600	Papa Murphy’s Holdings, Inc.*	1,226,264
66,140	Performance Sports Group Ltd.*	1,289,730
18,800	Red Robin Gourmet Burgers, Inc.*	1,635,600
139,136	Smith & Wesson Holding Corp.*	1,771,201
205,100	Tandy Leather Factory, Inc.	1,808,982
95,400	Universal Electronics, Inc.*	5,384,376
217,390	ZAGG, Inc.*	1,884,771

		31,962,556

Consumer Staples — 1.12%
34,000	John B Sanfilippo & Son, Inc.	1,465,400

Energy — 4.43%
93,780	Callon Petroleum Co.*	700,537
143,500	Emerald Oil, Inc.*	106,190
17,808	Geospace Technologies Corp.*	294,010
51,600	Gulfport Energy Corp.*	2,368,956
115,600	Ring Energy, Inc.*	1,227,672
90,300	Synergy Resources Corp.*	1,070,055

		5,767,420

Financials — 11.63%
205,300	Asta Funding, Inc.*	1,712,202
60,900	Atlas Financial Holdings, Inc.*	1,076,103
44,200	Boston Private Financial Holdings, Inc.	537,030
103,959	CoBiz Financial, Inc.	1,280,775
207,900	Compass Diversified Holdings	3,555,090
17,234	East West Bancorp, Inc.	697,288
41,050	Gramercy Property Trust, Inc. REIT	1,152,273
27,323	Heritage Financial Corp.	464,491
50,400	LaSalle Hotel Properties REIT	1,958,544
27,626	Mercantile Bank Corp.	540,088
11,100	National Interstate Corp.	311,688
76,074	Northrim BanCorp, Inc.	1,866,856

		15,152,428

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

Health Care — 7.44%
255,249	BioScrip, Inc.*	$1,130,753
91,300	Exactech, Inc.*	2,340,019
96,000	iCAD, Inc.*	919,680
211,600	Streamline Health Solutions, Inc.*	755,412
36,900	SurModics, Inc.*	960,507
75,400	US Physical Therapy, Inc.	3,581,500

		9,687,871

Industrials — 25.39%
27,300	Acacia Research Corp.	292,110
56,900	Air Transport Services Group, Inc.*	524,618
79,000	AZZ, Inc.	3,680,610
163,525	Columbus McKinnon Corp.	4,405,363
57,830	Ducommun, Inc.*	1,497,797
110,900	Ennis, Inc.	1,565,908
64,000	GP Strategies Corp.*	2,368,000
14,900	Graham Corp.	357,153
53,300	Greenbrier Cos., Inc. (The)	3,091,400
276,900	Hudson Technologies, Inc.*	1,154,673
32,300	Marten Transport Ltd.	749,360
32,800	Mistras Group, Inc.*	631,728
86,500	NN, Inc.	2,169,420
25,425	Old Dominion Freight Line, Inc.*	1,965,353
34,400	Orion Marine Group, Inc.*	304,784
39,188	Patrick Industries, Inc.*	2,440,237
123,980	PGT, Inc.*	1,385,477
103,880	Radiant Logistics, Inc.*	538,098
76,800	Sparton Corp.*	1,881,600
50,150	Sun Hydraulics Corp.	2,074,204

		33,077,893

Information Technology — 15.47%
17,382	Aspen Technology, Inc.*	669,033
32,200	comScore, Inc.*	1,648,640
310,100	CYREN Ltd.*	939,603
338,111	Glu Mobile, Inc.*	1,693,936
85,150	GSI Group, Inc.*	1,134,198
62,120	Interactive Intelligence Group, Inc.*	2,558,102
114,000	KEYW Holding Corp. (The)*	938,220
46,600	NIC, Inc.	823,422
111,100	Sapiens International Corp.*	911,020
98,142	Tessco Technologies, Inc.	2,420,182
36,630	Tyler Technologies, Inc.*	4,415,014
87,675	Vishay Precision Group, Inc.*	1,396,663
95,180	Xplore Technologies Corp.*	604,393

		20,152,426

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

Materials — 6.15%
34,116	Intertape Polymer Group, Inc.	$470,460
58,400	Koppers Holdings, Inc.	1,149,312
108,600	Landec Corp.*	1,514,970
264,900	OMNOVA Solutions, Inc.*	2,259,597
99,588	Universal Stainless & Alloy Products, Inc.*	2,611,197

		8,005,536

Telecommunication Services — 0.69%
415,700	Towerstream Corp.*	897,912

Utilities — 1.49%
55,800	Unitil Corp.	1,940,166

Total Common Stocks		128,109,608

(Cost $79,533,074)
Rights/Warrants — 0.11%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19*(a)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*	77,537
6,203	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	58,618

Total Rights/Warrants		136,155

(Cost $0)
Exchange Traded Funds — 0.79%
25,100	SPDR S&P Regional Banking	1,024,833

Total Exchange Traded Funds		1,024,833

(Cost $591,774)
Investment Company — 1.32%
1,722,247	JPMorgan Prime Money Market Fund, Institutional Class	1,722,247

Total Investment Company		1,722,247

(Cost $1,722,247)

Total Investments		$130,992,843
(Cost $81,847,095)(b) — 100.57%

Liabilities in excess of other assets — (0.57)%		(737,856)

NET ASSETS — 100.00%		$130,254,987

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2015 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2015 (Unaudited)

Shares		Value

Common Stocks — 97.62%
Consumer Discretionary — 21.82%
41,600	Core-Mark Holding Co., Inc.	$2,675,712
71,800	Destination Maternity Corp.	1,081,308
586,000	Destination XL Group, Inc.*	2,894,840
68,800	Drew Industries, Inc.	4,233,952
186,400	Fox Factory Holding Corp.*	2,859,376
111,040	Grand Canyon Education, Inc.*	4,808,032
61,940	Helen of Troy Ltd.*	5,047,491
23,470	Iconix Brand Group, Inc.*	790,235
77,900	Kona Grill, Inc.*	2,213,918
190,280	Libbey, Inc.	7,594,075
91,867	Malibu Boats, Inc., Class A*	2,145,094
179,090	Performance Sports Group Ltd.*	3,492,255
270,502	Smith & Wesson Holding Corp.*	3,443,490
94,562	Steven Madden Ltd.*	3,593,356
182,723	Universal Electronics, Inc.*	10,312,886
69,200	Vera Bradley, Inc.*	1,123,116
302,131	ZAGG, Inc.*	2,619,476

		60,928,612

Energy — 3.95%
16,700	Geospace Technologies Corp.*	275,717
101,600	Gulfport Energy Corp.*	4,664,456
307,500	Ring Energy, Inc.*	3,265,650
111,600	RSP Permian, Inc.*	2,811,204

		11,017,027

Financials — 12.66%
113,800	AMERISAFE, Inc.	5,263,250
78,350	AmTrust Financial Services, Inc.	4,464,775
12,000	BancFirst Corp.	731,760
64,800	Chemical Financial Corp.	2,032,128
37,900	Community Bank System, Inc.	1,341,281
405,700	Compass Diversified Holdings	6,937,470
95,700	Gramercy Property Trust, Inc. REIT	2,686,299
74,000	LaSalle Hotel Properties REIT	2,875,640
78,400	ProAssurance Corp.	3,599,344
142,390	Safeguard Scientifics, Inc.*	2,574,411
58,230	Texas Capital Bancshares, Inc.*	2,832,889

		35,339,247

Health Care — 8.61%
59,710	Air Methods Corp.*	2,781,889
21,300	Analogic Corp.	1,936,170
117,260	Bio-Reference Laboratories, Inc.*	4,132,242
314,398	BioScrip, Inc.*	1,392,783
37,210	Hanger, Inc.*	844,295

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

50,340	Masimo Corp.*	$1,660,213
95,300	US Physical Therapy, Inc.	4,526,750
112,400	West Pharmaceutical Services, Inc.	6,767,604

		24,041,946

Industrials — 27.05%
495,700	ACCO Brands Corp.*	4,119,267
104,104	Astronics Corp.*	7,672,465
136,122	AZZ, Inc.	6,341,924
236,300	Columbus McKinnon Corp.	6,365,922
103,870	Ducommun, Inc.*	2,690,233
103,171	EnerSys, Inc.	6,627,705
141,028	GP Strategies Corp.*	5,218,036
14,120	Graham Corp.	338,456
120,570	Greenbrier Cos., Inc. (The)	6,993,060
145,667	Insteel Industries, Inc.	3,150,777
188,200	Interface, Inc.	3,910,796
35,300	Mistras Group, Inc.*	679,878
104,124	NN, Inc.	2,611,430
52,850	Old Dominion Freight Line, Inc.*	4,085,305
97,286	Patrick Industries, Inc.*	6,057,999
149,310	Primoris Services Corp.	2,566,639
55,680	Sun Hydraulics Corp.	2,302,925
40,000	Wabtec Corp.	3,800,400

		75,533,217

Information Technology — 17.38%
88,910	Interactive Intelligence Group, Inc.*	3,661,314
67,000	InterDigital, Inc.	3,399,580
64,500	InvenSense, Inc.*	981,045
130,200	KEYW Holding Corp. (The)*	1,071,546
196,180	Mitel Networks Corp.*	1,995,151
89,300	NIC, Inc.	1,577,931
24,630	Skyworks Solutions, Inc.	2,420,883
111,190	Synaptics, Inc.*	9,040,303
188,610	Synchronoss Technologies, Inc.*	8,951,431
195,370	Take-Two Interactive Software, Inc.*	4,973,143
97,400	Tessco Technologies, Inc.	2,401,884
66,880	Tyler Technologies, Inc.*	8,061,046

		48,535,257

Materials — 4.81%
168,500	FutureFuel Corp.	1,730,495
83,189	Koppers Holdings, Inc.	1,637,160
97,600	Landec Corp.*	1,361,520
360,500	OMNOVA Solutions, Inc.*	3,075,065
130,800	PH Glatfelter Co.	3,600,924

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

77,091	Universal Stainless & Alloy Products, Inc.*	$2,021,326

		13,426,490

Utilities — 1.34%
73,000	Laclede Group, Inc. (The)	3,739,060

Total Common Stocks		272,560,856

(Cost $206,950,233)
Exchange Traded Funds — 1.00%
22,450	iShares Russell 2000 Index Fund	2,791,657

Total Exchange Traded Funds		2,791,657

(Cost $2,032,344)
Investment Company — 1.40%
3,912,396	JPMorgan Prime Money Market Fund, Institutional Class	3,912,396

Total Investment Company		3,912,396

(Cost $3,912,396)

Total Investments		$279,264,909
(Cost $212,894,973)(a) — 100.02%

Liabilities in excess of other assets — (0.02)%		(56,613)

NET ASSETS — 100.00%		$279,208,296

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2015 (Unaudited)

Shares		Value

Common Stocks — 96.13%
Consumer Discretionary — 20.44%
25,100	AH Belo Corp., Class A	$206,573
15,000	ALCO Stores, Inc.*	150
3,725	Ambassadors International, Inc.*	23
18,000	Ambow Education Holding Ltd. ADR*(a)	720
11,800	AMC Entertainment Holdings, Inc., Class A	418,782
11,900	America’s Car-Mart, Inc.*	645,575
6,400	Arctic Cat, Inc.	232,448
700	Biglari Holdings, Inc.*	289,870
37,800	Books-A-Million, Inc.*	103,572
13,427	Bowl America, Inc., Class A	189,589
27,800	Bridgepoint Education, Inc.*	268,270
11,800	Brown Shoe Co., Inc.	387,040
26,200	Build-A-Bear Workshop, Inc.*	514,830
45,100	Carriage Services, Inc.	1,076,537
18,200	Century Communities, Inc.*	351,806
17,800	Core-Mark Holding Co., Inc.	1,144,896
33,900	CSS Industries, Inc.	1,022,085
30,200	Delta Apparel, Inc.*	371,460
12,800	E.W. Scripps Co. (The), Class A*	364,032
33,500	Entercom Communications Corp., Class A*	407,025
22,400	Flexsteel Industries, Inc.	700,896
32,600	Fred’s, Inc., Class A	557,134
44,800	Harte-Hanks, Inc.	349,440
16,900	Haverty Furniture Cos., Inc.	420,472
9,000	Helen of Troy Ltd.*	733,410
44,400	hhgregg, Inc.*	272,172
27,100	Hooker Furniture Corp.	516,255
10,500	JAKKS Pacific, Inc.*	71,820
20,500	Johnson Outdoors, Inc., Class A	678,755
82,000	Journal Communications, Inc., Class A*	1,215,240
25,400	K12, Inc.*	399,288
23,500	Kid Brands, Inc.*	26
47,910	Lakeland Industries, Inc.*	428,795
95,270	Lazare Kaplan International, Inc.*	114,324
15,700	La-Z-Boy, Inc.	441,327
25,400	LeapFrog Enterprises, Inc.*	55,372
28,300	Lifetime Brands, Inc.	432,424
42,500	Luby’s, Inc.*	220,575
15,600	M/I Homes, Inc.*	371,904
45,900	Marcus Corp. (The)	977,211
28,500	MarineMax, Inc.*	755,535
2,140	Matthews International Corp., Class A	110,231
7,500	McRae Industries, Inc., Class A	236,025
22,600	Media General, Inc.*	372,674
21,300	Mestek, Inc.*	428,130
17,400	Modine Manufacturing Co.*	234,378

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

18,700	Movado Group, Inc.	$533,324
4,700	NACCO Industries, Inc., Class A	249,053
28,200	Nautilus, Inc.*	430,614
10,300	Nobility Homes, Inc.*	123,600
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
16,350	Perry Ellis International, Inc.*	378,666
119,400	Point.360*	31,044
51,900	Red Lion Hotels Corp.*	346,173
19,950	REX American Resources Corp.*	1,213,160
35,200	Rocky Brands, Inc.	760,320
61,500	Ruby Tuesday, Inc.*	369,615
15,700	Saga Communications, Inc., Class A	699,278
39,150	Salem Communications Corp., Class A	241,164
39,000	Shiloh Industries, Inc.*	547,560
82	Sizmek, Inc.*	595
22,300	Stage Stores, Inc.	511,116
21,800	Standard Motor Products, Inc.	921,268
28,900	Stein Mart, Inc.	359,805
16,900	Stoneridge, Inc.*	190,801
14,600	Strattec Security Corp.	1,078,064
36,500	Superior Industries International, Inc.	690,945
28,200	Systemax, Inc.*	344,604
65,200	Trans World Entertainment Corp.*	241,240
30,200	TravelCenters of America LLC*	526,688
32,100	Unifi, Inc.*	1,158,489
31,100	Universal Technical Institute, Inc.	298,560
30,000	Universal Travel Group*(a)(b)(c)	0
45,600	VOXX International Corp.*	417,696
1,397	Walking Co. Holdings, Inc. (The)*	8,382
15,700	WCI Communities, Inc.*	376,015
11,000	Weyco Group, Inc.	328,900

		32,465,835

Consumer Staples — 3.03%
7,350	Andersons, Inc. (The)	304,069
53,200	Central Garden and Pet Co.*	525,084
25,800	Ingles Markets, Inc., Class A	1,276,584
12,200	Oil-Dri Corp. of America	410,530
69,500	Omega Protein Corp.*	951,455
39,200	Roundy’s, Inc.*	191,688
73,000	Royal Hawaiian Orchards LP*	213,160
29,640	SpartanNash Co.	935,438

		4,808,008

Energy — 2.07%
9,200	Basic Energy Services, Inc.*	63,756
38,900	Callon Petroleum Co.*	290,583
4,500	Calumet Specialty Products Partners LP	108,225

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

14,600	Era Group, Inc.*	$304,264
7,500	Global Partners LP	261,000
22,600	Harvest Natural Resources, Inc.*	10,102
27,900	Knightsbridge Tankers Ltd.	139,500
24,700	Natural Gas Services Group, Inc.*	474,734
26,800	Newpark Resources, Inc.*	244,148
9,800	Niska Gas Storage Partners LLC	17,542
53,100	North American Energy Partners, Inc.	154,521
14,600	PHI, Inc.*	434,350
11,900	PHI, Inc., Non voting*	357,952
12,300	Sanchez Production Partners L.P.*	23,370
14,700	Swift Energy Co.*	31,752
17,600	Teekay Tankers, Ltd., Class A	101,024
110,300	Trico Marine Services, Inc.*(a)(b)(c)	0
51,400	W&T Offshore, Inc.	262,654

		3,279,477

Financials — 23.78%
39,150	Affirmative Insurance Holdings, Inc.*	37,193
12,800	AG Mortgage Investment Trust, Inc. REIT	241,152
14,500	Agree Realty Corp. REIT	478,065
14,970	American Independence Corp.*	157,933
29,990	Ameris Bancorp	791,436
21,800	Apollo Commercial Real Estate Finance, Inc. REIT	374,524
13,600	Apollo Residential Mortgage, Inc. REIT	216,920
58,600	Arbor Realty Trust, Inc. REIT	409,028
23,900	Ares Commercial Real Estate Corp. REIT	264,095
8,100	Arlington Asset Investment Corp., Class A	194,886
59,500	Asta Funding, Inc.*	496,230
17,400	Baldwin & Lyons, Inc., Class B	408,204
40,700	Banc of California, Inc.	501,017
12,400	Banco Latinoamericano de Comercio Exterior SA	406,596
49,900	Bancorp, Inc. (The)*	450,597
7,956	Bank of The Ozarks, Inc.	293,815
7,028	Banner Corp.	322,585
100,000	Beverly Hills Bancorp, Inc.*(a)	200
33,600	California First National Bancorp	463,344
4,211	Capital Bank Financial Corp., Class A*	116,266
38,000	Capitol Bancorp Ltd.*(a)(b)(c)	0
37,100	Cedar Realty Trust, Inc. REIT	277,879
3,280	CIM Commercial Trust Corp. REIT	60,713
63,650	Citizens, Inc.*	392,084
101,200	Consumer Portfolio Services, Inc.*	707,388
15,756	Cowen Group, Inc., Class A*	81,931
35,777	Donegal Group, Inc., Class A	562,414
8,444	Donegal Group, Inc., Class B	160,352
73,540	Dynex Capital, Inc. REIT	622,884
22,700	EMC Insurance Group, Inc.	767,260

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

24,800	Federal Agricultural Mortgage Corp., Class C	$699,112
60,900	Federated National Holding Co.	1,863,540
29,500	First Defiance Financial Corp.	968,190
9,400	First Financial Corp.	337,366
41,200	First Merchants Corp.	969,848
38,000	First Place Financial Corp.*(a)(b)(c)	0
42,000	First State Bancorporation*(a)(b)(c)	0
660	Flagstar Bancorp, Inc.*	9,577
19,400	Forestar Group, Inc.*	305,938
36,500	Gain Capital Holdings, Inc.	356,605
11,200	Getty Realty Corp. REIT	203,840
7,100	Guaranty Bancorp.	120,416
7,000	HCI Group, Inc.	321,090
16,200	Heritage Insurance Holdings, Inc.*	356,562
33,300	HF Financial Corp.	491,841
10,458	Hilltop Holdings, Inc.*	203,304
6,040	HomeTrust Bancshares, Inc.*	96,459
9,459	Hudson Valley Holding Corp.	241,772
45,700	Independence Holding Co.	621,063
7,800	Infinity Property & Casualty Corp.	639,990
7,000	Investors Title Co.	518,140
28,400	JAVELIN Mortgage Investment Corp. REIT	214,704
41,600	JMP Group, Inc.	348,608
16,500	Kansas City Life Insurance Co.	757,845
29,900	Manning & Napier, Inc.	388,999
30,890	Marlin Business Services Corp.	618,727
60,150	Meadowbrook Insurance Group, Inc.	511,275
20,200	MidSouth Bancorp, Inc.	297,950
23,100	Monmouth Real Estate Investment Corp. REIT, Class A	256,641
45,000	MutualFirst Financial, Inc.	1,037,250
5,300	National Security Group, Inc. (The)	74,730
3,500	National Western Life Insurance Co., Class A	890,050
9,900	Navigators Group, Inc. (The)*	770,616
22,067	Nicholas Financial, Inc.*	309,159
29,900	OFG Bancorp.	487,968
20,600	One Liberty Properties, Inc. REIT	503,052
15,700	Onebeacon Insurance Group, Ltd., Class A	238,797
9,700	Oppenheimer Holdings, Inc., Class A	227,562
14,800	Pacific Mercantile Bancorp*	107,152
2,468	Park Sterling Corp.	17,523
18,000	PennyMac Financial Services, Inc. Class A*	305,460
25,200	Peoples Bancorp, Inc.	595,728
7,300	Piper Jaffray Cos.*	382,958
15,900	Provident Financial Holdings, Inc.	254,241
17,400	Ramco-Gershenson Properties Trust REIT	323,640
8,100	RE/MAX Holdings, Inc. Class A	269,001
22,500	Regional Management Corp.*	332,100
39,674	Reis, Inc.	1,017,241

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

20,400	Resource Capital Corp. REIT	$92,616
9,100	Safety Insurance Group, Inc.	543,725
12,300	Simmons First National Corp., Class A	559,281
6,793	South State Corp.	464,573
33,500	Southwest Bancorp, Inc.	595,965
50,662	Sterling Bancorp	679,377
10,600	Stewart Information Services Corp.	430,784
3,140	Sun Bancorp, Inc.*	59,377
54,000	TierOne Corp.*(a)(b)(c)	0
22,000	UMH Properties, Inc. REIT	221,540
52,000	Unico American Corp.*	561,340
88,216	United Community Financial Corp.	481,659
19,000	United Western Bancorp, Inc.*(a)(b)(c)	0
10,800	Urstadt Biddle Properties, Inc. REIT, Class A	249,048
21,900	Walker & Dunlop, Inc.*	388,287
14,041	Western Asset Mortgage Capital Corp. REIT	211,738
23,400	Whitestone REIT	371,592
31,800	Winthrop Realty Trust REIT	518,976
12,100	ZAIS Financial Corp. REIT	215,864

		37,766,363

Health Care — 4.22%
30,800	Albany Molecular Research, Inc.*	542,080
11,000	American Shared Hospital Services*	27,940
34,900	AngioDynamics, Inc.*	620,871
26,200	BioScrip, Inc.*	116,066
18,200	Cambrex Corp.*	721,266
18,800	CONMED Corp.	949,212
10,300	Cross Country Healthcare, Inc.*	122,158
55,200	CryoLife, Inc.	572,424
55,200	Five Star Quality Care, Inc.*	245,088
20,370	Hanger, Inc.*	462,195
4,700	Invacare Corp.	91,227
6,300	Kewaunee Scientific Corp.	109,746
9,662	Kindred Healthcare, Inc.	229,859
15,000	MedCath Corp.*(a)(b)(c)	0
49,300	PharMerica Corp.*	1,389,767
11,125	Symmetry Surgical, Inc.*	81,546
21,100	Triple-S Management Corp., Class B*	419,468

		6,700,913

Industrials — 25.12%
39,339	Aceto Corp.	865,458
38,500	Aegean Marine Petroleum Network, Inc.	553,245
3,000	Aegion Corp.*	54,150
17,300	Alamo Group, Inc.	1,092,149
80,900	Allied Motion Technologies, Inc.	2,685,071
7,100	Altra Industrial Motion Corp.	196,244

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

47,700	Ameresco, Inc., Class A*	$352,980
11,400	Ampco-Pittsburgh Corp.	199,044
8,100	AMREP Corp.*	41,715
9,100	Argan, Inc.	329,147
19,200	Baltic Trading Ltd.*	28,608
20,200	CAI International, Inc.*	496,314
49,800	CBIZ, Inc.*	464,634
20,700	CDI Corp.	290,835
8,774	CECO Environmental Corp.	93,092
35,900	Celadon Group, Inc.	977,198
85,425	Cenveo, Inc.*	182,809
2,400	Chicago Rivet & Machine Co.	74,856
17,800	Comfort Systems USA, Inc.	374,512
31,878	Compx International, Inc.	363,409
30,800	Dolan Co. (The)*(a)	1,879
13,600	Douglas Dynamics, Inc.	310,624
27,500	Ducommun, Inc.*	712,250
16,100	Dycom Industries, Inc.*	786,324
45	Eagle Bulk Shipping, Inc.*	333
13,100	Eastern Co. (The)	262,786
8,480	Ecology and Environment, Inc., Class A	75,302
13,600	Encore Wire Corp.	515,168
40,500	Ennis, Inc.	571,860
4,600	EnPro Industries, Inc.	303,370
20,100	Espey Manufacturing & Electronics Corp.	574,860
27,000	Federal Signal Corp.	426,330
19,900	FLY Leasing Ltd. ADR	289,744
42,400	Furmanite Corp.*	334,536
11,300	G&K Services, Inc., Class A	819,589
22,300	GenCorp, Inc.*	517,137
32,900	Gibraltar Industries, Inc.*	539,889
22,100	Global Power Equipment Group, Inc.	291,720
8,600	GP Strategies Corp.*	318,200
14,100	Greenbrier Cos., Inc. (The)	817,800
29,000	Griffon Corp.	505,470
22,250	Hardinge, Inc.	258,100
7,600	Hill International, Inc.*	27,284
23,350	International Shipholding Corp.	282,769
23,500	Jinpan International Ltd.	106,455
9,900	Kadant, Inc.	520,839
11,700	Key Technology, Inc.*	149,058
7,600	Kforce, Inc.	169,556
34,800	Kimball International, Inc., Class B	364,704
3,908	Kratos Defense & Security Solutions, Inc.*	21,611
64,000	LECG Corp.*(a)	0
33,000	LS Starrett Co. (The), Class A	627,000
44,250	LSI Industries, Inc.	360,638
40,700	Lydall, Inc.*	1,291,004

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

30,012	Marten Transport Ltd.	$696,278
44,100	Meritor, Inc.*	556,101
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
85,194	MFC Industrial Ltd.	345,888
34,900	Miller Industries, Inc.	855,050
18,000	Mistras Group, Inc.*	346,680
4,900	National Presto Industries, Inc.	310,611
29,500	NN, Inc.	739,860
15,800	Northwest Pipe Co.*	362,610
34,500	Orion Marine Group, Inc.*	305,670
46,900	PAM Transportation Services, Inc.*	2,685,963
5,200	Paragon Shipping, Inc., Class A*	5,200
21,160	Patrick Industries, Inc.*	1,317,633
11,700	PowerSecure International, Inc.*	153,972
25,000	RCM Technologies, Inc.	167,500
20,500	Rush Enterprises, Inc., Class A*	560,880
39,700	Safe Bulkers, Inc.	142,523
10,900	Signature Group Holdings, Inc.*	66,926
11,500	SL Industries, Inc.*	491,625
18,200	Sparton Corp.*	445,900
9,700	Standex International Corp.	796,661
75,800	Superior Uniform Group, Inc.	1,437,926
53,820	Supreme Industries, Inc., Class A	421,411
4,269	SYKES Enterprises, Inc.*	106,085
22,200	Tredegar Corp.	446,442
11,800	Universal Forest Products, Inc.	654,664
13,900	USA Truck, Inc.*	384,891
19,000	Viad Corp.	528,580
43,200	Volt Information Sciences, Inc.*	508,032
33,600	Willdan Group, Inc.*	532,224
35,200	Willis Lease Finance Corp.*	654,016

		39,897,461

Information Technology — 9.48%
60,700	Acorn Energy, Inc.*	29,743
10,800	Black Box Corp.	226,044
26,000	Blucora, Inc.*	355,160
59,200	CIBER, Inc.*	243,904
50,000	Comarco, Inc.*	7,500
18,400	Communications Systems, Inc.	209,944
34,800	CTS Corp.	626,052
25,600	Digi International, Inc.*	255,488
24,700	Edgewater Technology, Inc.*	168,948
30,600	Electro Rent Corp.	347,004
14,400	Electro Scientific Industries, Inc.	88,992
12,500	ePlus, Inc.*	1,086,625
8,000	Exar Corp.*	80,400
8,200	Fabrinet*	155,718

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

40,800	Global Cash Access Holdings, Inc.*	$310,896
17,532	GSI Group, Inc.*	233,526
33,400	Insight Enterprises, Inc.*	952,568
54,375	Integrated Silicon Solution, Inc.	972,769
13,000	JinkoSolar Holding Co. Ltd. ADR*	333,320
4,800	Kemet Corp.*	19,872
26,100	Kimball Electronics, Inc.*	369,054
18,300	Magal Security Systems Ltd.*	99,186
2,285	Mecklermedia Corp.*	1,257
39,700	Methode Electronics, Inc.	1,867,488
33,500	Newport Corp.*	638,510
70,415	Optical Cable Corp.	276,731
7,600	Park Electrochemical Corp.	163,856
45,200	PC Connection, Inc.	1,179,268
58,700	Perceptron, Inc.	793,037
31,730	Photronics, Inc.*	269,705
40,600	Richardson Electronics Ltd.	364,588
24,600	Rudolph Technologies, Inc.*	271,092
60,100	Sigmatron International, Inc.*	429,114
2,433	STR Holdings, Inc.	3,479
25,600	Tessco Technologies, Inc.	631,296
23,200	Vishay Precision Group, Inc.*	369,576
14,286	WPCS International, Inc.*	2,681
35,300	XO Group, Inc.*	623,751

		15,058,142

Materials — 4.21%
27,200	American Vanguard Corp.	288,864
37,000	Blue Earth Refineries, Inc.*(a)(b)(c)	0
15,700	China Green Agriculture, Inc.	27,632
15,400	Friedman Industries, Inc.	95,480
24,700	FutureFuel Corp.	253,669
4,300	Hawkins, Inc.	163,357
13,900	Innospec, Inc.	644,821
15,300	KMG Chemicals, Inc.	408,969
12,900	Materion Corp.	495,747
21,600	Myers Industries, Inc.	378,648
6,800	Neenah Paper, Inc.	425,272
10,400	North American Palladium Ltd.*	2,190
18,100	Olympic Steel, Inc.	243,626
54,400	OMNOVA Solutions, Inc.*	464,032
5,200	Quaker Chemical Corp.	445,328
18,400	Schulman (A), Inc.	886,880
4,700	Stepan Co.	195,802
67,100	Thompson Creek Metals Co., Inc.*	88,572
22,100	Trecora Resources*	269,620
16,000	Universal Stainless & Alloy Products, Inc.*	419,520
3,200	Vulcan International Corp.	127,360

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

21,300	Zep, Inc.	$362,739

		6,688,128

Telecommunication Services — 0.59%
46,300	Premiere Global Services, Inc.*	442,628
25,800	Spok Holdings, Inc.	494,586

		937,214

Utilities — 3.19%
15,500	American States Water Co.	618,295
5,108	California Water Service Group	125,197
20,085	Chesapeake Utilities Corp.	1,016,502
18,700	Connecticut Water Service, Inc.	679,371
16,100	Delta Natural Gas Co., Inc.	313,145
16,600	Empire District Electric Co. (The)	412,012
24,300	Middlesex Water Co.	553,068
18,600	SJW Corp.	574,926
22,276	Unitil Corp.	774,537

		5,067,053

Total Common Stocks		152,668,594

(Cost $114,113,527)
Preferred Stocks — 0.66%
3,122	Alere, Inc.*	1,045,870

Total Preferred Stocks		1,045,870

(Cost $504,723)
Exchange Traded Funds — 0.77%
12,700	iShares Russell Microcap Index Fund	1,004,316
13,400	PowerShares Zacks Micro Cap Portfolio	218,152

Total Exchange Traded Funds		1,222,468

(Cost $984,529)
Rights/Warrants — 0.05%
724	Eagle Bulk Shipping, Inc. Warrants, Expire 10/15/21*	666
992	Genco Shipping & Trading Ltd. Warrants, Expire 7/9/21*	675
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	44,813
3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	33,878

Total Rights/Warrants		80,032

(Cost $73,488)

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 2.32%
3,686,179	JPMorgan Prime Money Market Fund, Institutional Class	3,686,179

Total Investment Company		3,686,179

(Cost $3,686,179)

Total Investments	$158,703,143
(Cost $119,362,446)(d) — 99.93%

Other assets in excess of liabilities — 0.07%	103,446

NET ASSETS — 100.00%	$158,806,589

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2015 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	This security is considered illiquid as to its marketability.
The total investment in restricted and illiquid securities representing $0 or 0.00% of net assets was as follows:

				3/31/15
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
38,000	Capitol Bancorp Ltd.	09/27/2004	$1,137,893	$—
38,000	First Place Financial Corp.	02/18/2004	$730,667	$—
42,000	First State Bancorporation	09/28/2004	$668,082	$—
15,000	MedCath Corp.	05/23/2008	$78,842	$—
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
54,000	TierOne Corp.	02/18/2004	$1,223,407	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
30,000	Universal Travel Group	09/13/2010	$157,113	$—
19,000	United Western Bancorp, Inc.	09/26/2007	$173,961	$—

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(c)	Security delisted or issuer in bankruptcy.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to financial statements.

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

March 31, 2015 (Unaudited)

Shares		Value

Common Stocks — 97.71%
Consumer Discretionary — 11.49%
2,180	Ascena Retail Group, Inc.*	$31,632
1,990	Best Buy Co., Inc.	75,202
1,880	Brunswick Corp.	96,726
750	Grand Canyon Education, Inc.*	32,475
2,205	Jarden Corp.*	116,645
2,170	Newell Rubbermaid, Inc.	84,782
1,340	Penske Automotive Group, Inc.	68,997
820	Taylor Morrison Home Corp., Class A*	17,097
711	Tenneco, Inc.*	40,826

		564,382

Energy — 4.44%
400	Cameron International Corp.*	18,048
440	Concho Resources, Inc.*	51,005
540	Gulfport Energy Corp.*	24,791
1,280	Range Resources Corp.	66,611
1,350	RSP Permian, Inc.*	34,007
260	Tesoro Corp.	23,735

		218,197

Financials — 29.08%
890	American Financial Group, Inc.	57,093
1,730	AmTrust Financial Services, Inc.	98,584
2,230	CIT Group, Inc.	100,618
3,580	Columbia Property Trust, Inc. REIT	96,732
4,300	Compass Diversified Holdings	73,530
4,900	Fifth Third Bancorp	92,365
600	First Republic Bank	34,254
4,230	Hartford Financial Services Group, Inc. (The)	176,899
860	HCC Insurance Holdings, Inc.	48,736
9,890	Huntington Bancshares, Inc.	109,285
903	LaSalle Hotel Properties REIT	35,090
2,090	Lincoln National Corp.	120,091
4,930	National General Holdings Corp.	92,191
380	Reinsurance Group of America, Inc.	35,412
2,520	Starwood Property Trust, Inc. REIT	61,236
4,390	Sterling Bancorp	58,870
1,050	Synovus Financial Corp.	29,411
1,300	Talmer Bancorp, Inc.	19,909
1,480	Unum Group	49,920
1,050	XL Group Plc	38,640

		1,428,866

Health Care — 5.22%
1,110	Mylan NV*	65,879

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

380	Teleflex, Inc.	$45,915
1,230	Universal Health Services, Inc., Class B	144,783

		256,577

Industrials — 19.76%
660	Alaska Air Group, Inc.	43,679
1,520	Carlisle Cos., Inc.	140,798
1,680	Herman Miller, Inc.	46,637
850	Jacobs Engineering Group, Inc.*	38,386
2,230	Primoris Services Corp.	38,334
1,220	Regal-Beloit Corp.	97,502
1,330	Ryder System, Inc.	126,204
810	Spirit Airlines, Inc.*	62,662
740	Stanley Black & Decker, Inc.	70,566
4,340	Swift Transporation Co.*	112,927
1,910	United Rentals, Inc.*	174,116
390	Waste Connections, Inc.	18,775

		970,586

Information Technology — 9.36%
320	AOL, Inc.*	12,675
1,280	Arrow Electronics, Inc.*	78,272
870	Coherent, Inc.*	56,515
1,040	Freescale Semiconductor Ltd.*	42,390
1,040	NXP Semiconductor NV*	104,374
390	Qorvo, Inc.*	31,083
330	SanDisk Corp.	20,995
670	Skyworks Solutions, Inc.	65,854
260	Synaptics, Inc.*	21,139
560	Synchronoss Technologies, Inc.*	26,578

		459,875

Materials — 11.14%
670	Ashland, Inc.	85,298
1,530	Avery Dennison Corp.	80,952
780	Carpenter Technology Corp.	30,326
960	Crown Holdings, Inc.*	51,859
1,868	Cytec Industries, Inc.	100,947
6,760	Ferro Corp.*	84,838
360	Packaging Corp. of America	28,148
970	PolyOne Corp.	36,229
800	Reliance Steel & Aluminum Co.	48,864

		547,461

Utilities — 7.22%
2,460	Calpine Corp.*	56,260
2,990	CMS Energy Corp.	104,381
2,290	Laclede Group, Inc. (The)	117,294

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

610	NorthWestern Corp.	$32,812
1,180	Portland General Electric Co.	43,766

		354,513

Total Common Stocks		4,800,457

(Cost $4,441,464)
Investment Company — 2.98%
146,339	JPMorgan Prime Money Market Fund, Institutional Class	146,339

Total Investment Company		146,339

(Cost $146,339)

Total Investments		$4,946,796
(Cost $4,587,803)(a) — 100.69%

Liabilities in excess of other assets — (0.69)%		(34,051)

NET ASSETS — 100.00%		$4,912,745

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

37

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

March 31, 2015 (Unaudited)

Shares		Value

Common Stocks — 98.87%
Consumer Discretionary — 16.09%
700	ANN INC.*	$28,721
1,500	Ascena Retail Group, Inc.*	21,765
1,900	Bridgepoint Education, Inc.*	18,335
2,020	Carriage Services, Inc.	48,217
1,790	Conn’s, Inc.*	54,201
1,300	Dana Holding Corp.	27,508
900	Destination Maternity Corp.	13,554
1,100	Helen of Troy Ltd.*	89,639
1,800	Jarden Corp.*	95,220
6,770	Jason Industries, Inc.*	47,932
2,910	Libbey, Inc.	116,138
5,000	Smith & Wesson Holding Corp.*	63,650
7,690	Tandy Leather Factory, Inc.	67,826
2,670	Taylor Morrison Home Corp., Class A*	55,669
1,350	Universal Electronics, Inc.*	76,194
1,200	Vera Bradley, Inc.*	19,476

		844,045

Consumer Staples — 1.03%
1,250	John B Sanfilippo & Son, Inc.	53,875

Energy — 4.33%
1,660	Gulfport Energy Corp.*	76,210
2,000	Natural Gas Services Group, Inc.*	38,440
6,700	Ring Energy, Inc.*	71,154
1,640	RSP Permian, Inc.*	41,312

		227,116

Financials — 29.74%
1,600	American Financial Group, Inc.	102,640
2,010	AMERISAFE, Inc.	92,963
4,610	Cardinal Financial Corp.	92,108
2,600	Chemical Financial Corp.	81,536
3,700	CoBiz Financial, Inc.	45,584
2,850	Columbia Property Trust, Inc. REIT	77,007
1,500	Community Bank System, Inc.	53,085
8,400	Compass Diversified Holdings	143,640
2,360	CubeSmart REIT	56,994
1,400	DiamondRock Hospitality Co. REIT	19,782
4,200	Fulton Financial Corp.	51,828
3,200	Heritage Financial Corp.	54,400
5,000	Huntington Bancshares, Inc.	55,250
1,100	LaSalle Hotel Properties REIT	42,746
3,430	National General Holdings Corp.	64,141
2,000	Northrim BanCorp, Inc.	49,080
1,500	ProAssurance Corp.	68,865
910	Reinsurance Group of America, Inc.	84,803

38

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

6,200	Rexford Industrial Realty, Inc. REIT	$98,022
3,100	Safeguard Scientifics, Inc.*	56,048
1,630	STAG Industrial, Inc. REIT	38,338
3,320	Sterling Bancorp	44,521
1,660	Synovus Financial Corp.	46,496
830	Texas Capital Bancshares, Inc.*	40,379

		1,560,256

Health Care — 7.19%
1,560	Bio-Reference Laboratories, Inc.*	54,974
4,100	BioScrip, Inc.*	18,163
7,100	iCAD, Inc.*	68,018
930	Merit Medical Systems, Inc.*	17,903
2,500	PharMerica Corp.*	70,475
500	Teleflex, Inc.	60,415
1,450	West Pharmaceutical Services, Inc.	87,305

		377,253

Industrials — 17.83%
8,400	ACCO Brands Corp.*	69,804
2,500	Columbus McKinnon Corp.	67,350
1,490	EnerSys, Inc.	95,718
3,400	Ennis, Inc.	48,008
1,500	Greenbrier Cos., Inc. (The)	87,000
870	Herman Miller, Inc.	24,151
390	Kirby Corp.*	29,269
3,100	Marten Transport Ltd.	71,920
3,300	NN, Inc.	82,764
1,880	Patrick Industries, Inc.*	117,068
5,680	PGT, Inc.*	63,474
2,190	Primoris Services Corp.	37,646
1,800	Roadrunner Transportation Systems, Inc.*	45,486
1,060	Sparton Corp.*	25,970
900	Spirit Airlines, Inc.*	69,624

		935,252

Information Technology — 9.04%
1,740	AOL, Inc.*	68,921
980	Coherent, Inc.*	63,661
1,630	Fairchild Semiconductor International, Inc.*	29,633
4,160	GSI Group, Inc.*	55,411
2,320	Mitel Networks Corp.*	23,594
690	Qorvo, Inc.*	54,993
1,170	Synchronoss Technologies, Inc.*	55,528
2,760	Take-Two Interactive Software, Inc.*	70,256
3,300	Vishay Precision Group, Inc.*	52,569

		474,566

39

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2015 (Unaudited)

Shares		Value

Materials — 5.94%
300	Ashland, Inc.	$38,193
1,400	Crown Holdings, Inc.*	75,628
4,870	Ferro Corp.*	61,119
300	Kaiser Aluminum Corp.	23,067
6,000	OMNOVA Solutions, Inc.*	51,180
800	Owens-Illinois, Inc.*	18,656
720	Reliance Steel & Aluminum Co.	43,978

		311,821

Utilities — 7.68%
2,800	Laclede Group, Inc. (The)	143,416
2,380	NorthWestern Corp.	128,020
3,540	Portland General Electric Co.	131,299

		402,735

Total Common Stocks		5,186,919

(Cost $4,938,286)
Investment Company — 1.32%
69,014	RBC Prime Money Market Fund, Institutional Class 1(a)	69,014

Total Investment Company		69,014

(Cost $69,014)

Total Investments		$5,255,933
(Cost $5,007,300)(b) — 100.19%

Liabilities in excess of other assets — (0.19)%		(9,708)

NET ASSETS — 100.00%		$5,246,225

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See notes to financial statements.

40

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	RBC	RBC	RBC	RBC	RBC	RBC
	SMID Cap	Enterprise	Small Cap	Microcap	Mid Cap	Small Cap
	Growth Fund	Fund	Core Fund	Value Fund	Value Fund	Value Fund
Assets:
Unaffiliated investments (cost $48,509,719, $81,847,095, $212,894,973, $119,362,446, $4,587,803 and $4,938,286, respectively)	$74,120,459	$130,992,843	$279,264,909	$158,703,143	$4,946,796	$5,186,919
Affiliated investments (cost $0, $0, $0, $0, $0 and $69,014, respectively)	—	—	—	—	—	69,014
Interest and dividends receivable	14,597	44,351	319,853	160,878	7,886	6,275
Receivable from advisor	—	—	—	—	5,895	8,942
Receivable for capital shares issued	46,250	187	299,470	144,816	—	—
Receivable for investments sold	—	—	2,777,953	—	39,072	—
Prepaid expenses	16,653	17,335	22,179	19,234	17,128	33,885

Total Assets	74,197,959	131,054,716	282,684,364	159,028,071	5,016,777	5,305,035

Liabilities:
Payable for capital shares redeemed	1,348	41,573	784,097	52,980	—	—
Payable for investments purchased	—	617,485	2,463,833	—	79,880	—
Payable to advisor	—	—	—	—	—	37,742
Accrued expenses and other payables:
Investment advisory fees	26,536	81,579	149,303	94,334	—	—
Administration fees	4,537	7,863	17,032	9,549	305	—
Audit fees	17,805	17,776	17,716	17,764	17,839	13,290
Trustees’ fees	—	—	—	—	—	8
Distribution fees	7,294	2,265	6,105	6,586	—	—
Shareholder reports	4,663	4,282	1,296	8,240	—	1,574
Transfer agent fees	7,109	24,112	35,209	28,025	417	—
Other	3,716	2,794	1,477	4,004	5,591	6,196

Total Liabilities	73,008	799,729	3,476,068	221,482	104,032	58,810

Net Assets	$74,124,951	$130,254,987	$279,208,296	$158,806,589	$4,912,745	$5,246,225

Net Assets Consist Of:
Capital	$44,069,276	$79,365,804	$213,936,001	$116,580,090	$4,342,154	$5,014,660
Undistributed net investment income (loss)	(393,917)	(69,948)	424,309	144,880	(728)	1,763
Accumulated net realized gains (losses) from investment transactions and foreign currency	4,838,852	1,813,383	(1,521,950)	2,740,922	212,326	(18,831)
Net unrealized appreciation (depreciation) on investments and foreign currency	25,610,740	49,145,748	66,369,936	39,340,697	358,993	248,633

Net Assets	$74,124,951	$130,254,987	$279,208,296	$158,806,589	$4,912,745	$5,246,225

Net Assets:
Class A	$13,384,348	$1,925,531	$8,994,048	$10,171,523	$ N/A	$ N/A
Class I	60,740,603	128,329,456	270,214,248	148,635,066	4,912,745	5,246,225

Total	$74,124,951	$130,254,987	$279,208,296	$158,806,589	$4,912,745	$5,246,225

41

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund		RBC Small Cap Value Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	911,123	80,878	270,007	344,491		N/A		N/A
Class I	3,826,302	5,238,224	7,831,627	5,032,043		394,980		501,454

Total	4,737,425	5,319,102	8,101,634	5,376,534		394,980		501,454

Net Asset Values and Redemption Prices per Share:
Class A(a)	$14.69	$23.81	$33.31	$29.53	$	N/A	$	N/A

Class I	$15.87	$24.50	$34.50	$29.54		$12.44		$10.46

Maximum Offering Price Per Share:
Class A	$15.59	$25.26	$35.34	$31.33	$	N/A	$	N/A

Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%		N/A		N/A

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

42

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund	RBC Small Cap Value Fund(a)
Investment Income:
Dividend income - unaffiliated	$202,756	$698,329	$1,543,490	$1,443,307	$34,893	$32,768
Dividend income - affiliated	—	—	—	—	—	6
Foreign tax withholding	(983)	(1,516)	—	(2,029)	—	—

Total Investment Income	201,773	696,813	1,543,490	1,441,278	34,893	32,774

Expenses:
Investment advisory fees	250,909	589,847	1,046,558	676,711	17,077	13,081
Distribution fees - Class A	16,272	3,092	11,060	11,812	—	—
Accounting fees	14,259	15,661	18,623	16,226	12,589	8,164
Administration fees	26,883	47,907	92,343	56,392	1,830	—
Audit fees	17,764	17,763	17,764	17,764	17,764	13,290
Custodian fees	1,432	2,166	4,814	2,138	7,738	3,120
Insurance fees	3,418	3,418	3,418	3,418	3,418	585
Legal fees	1,154	1,438	3,858	1,501	310	847
Registration and filing fees	23,507	23,063	23,222	24,686	8,209	1,293
Shareholder reports	6,033	10,287	11,187	14,605	109	1,617
Transfer agent fees - Class A	16,300	5,840	14,711	14,715	—	—
Transfer agent fees - Class I	31,332	58,821	122,378	86,950	2,452	1,137
Trustees’ fees	1,064	1,951	3,211	2,151	66	45
Offering costs	—	—	—	—	—	15,390
Other fees	4,713	5,734	5,745	12,368	3,495	3,395

Total expenses before fee waiver/reimbursement	415,040	786,988	1,378,892	941,437	75,057	61,964
Expenses waived/reimbursed by:
Advisor	(94,092)	(94,030)	(259,711)	(125,091)	(53,101)	(45,613)

Net Expenses	320,948	692,958	1,119,181	816,346	21,956	16,351

Net Investment Income (Loss)	(119,175)	3,855	424,309	624,932	12,937	16,423

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	5,062,542	2,964,973	(1,073,882)	3,821,287	281,217	(18,831)
Net change in unrealized appreciation/depreciation on investments and foreign currency	2,353,928	6,834,710	30,478,333	15,301,514	252,592	248,633

Net realized/unrealized gains from investments	7,416,470	9,799,683	29,404,451	19,122,801	533,809	229,802

Change in net assets resulting from operations	$7,297,295	$9,803,538	$29,828,760	$19,747,733	$546,746	$246,225

(a)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

See notes to financial statements.

43

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC SMID Cap
	Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment loss	$(119,175)	$(386,680)
Net realized gains from investment transactions	5,062,542	10,397,097
Net change in unrealized appreciation/depreciation on investments	2,353,928	(6,815,021)

Change in net assets resulting from operations	7,297,295	3,195,396

Distributions to Class A Shareholders:
From net realized gains	(1,963,533)	(975,004)

Distributions to Class I Shareholders:
From net realized gains	(8,245,280)	(4,316,659)

Change in net assets resulting from shareholder distributions	(10,208,813)	(5,291,663)

Capital Transactions:
Proceeds from shares issued	1,378,886	4,665,975
Distributions reinvested	10,155,094	5,273,833
Cost of shares redeemed	(3,329,289)	(14,177,804)

Change in net assets resulting from capital transactions	8,204,691	(4,237,996)

Net increase (decrease) in net assets	5,293,173	(6,334,263)

Net Assets:
Beginning of period	68,831,778	75,166,041

End of period	$74,124,951	$68,831,778

Distributions in excess of net investment income	$(393,917)	$(274,742)

Share Transactions:
Issued	87,946	265,083
Reinvested	672,204	311,764
Redeemed	(207,071)	(844,567)

Change in shares resulting from capital transactions	553,079	(267,720)

See notes to financial statements.

44

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Enterprise Fund
	For the	For the
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$3,855	$(297,532)
Net realized gains from investment transactions	2,964,973	15,985,230
Net change in unrealized appreciation/depreciation on investments	6,834,710	(18,244,181)

Change in net assets resulting from operations	9,803,538	(2,556,483)

Distributions to Class A Shareholders:
From net realized gains	(331,213)	(74,553)

Distributions to Class I Shareholders:
From net investment income	—	(64,697)
From net realized gains	(15,298,012)	(3,481,882)

Change in net assets resulting from shareholder distributions	(15,629,225)	(3,621,132)

Capital Transactions:
Proceeds from shares issued	635,609	2,576,317
Distributions reinvested	14,771,511	3,407,825
Cost of shares redeemed	(6,262,953)	(14,776,619)

Change in net assets resulting from capital transactions	9,144,167	(8,792,477)

Net increase (decrease) in net assets	3,318,480	(14,970,092)

Net Assets:
Beginning of period	126,936,507	141,906,599

End of period	$130,254,987	$126,936,507

Distributions in excess of net investment income	$(69,948)	$(73,803)

Share Transactions:
Issued	26,534	94,459
Reinvested	623,105	121,845
Redeemed	(259,191)	(535,479)

Change in shares resulting from capital transactions	390,448	(319,175)

See notes to financial statements.

45

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Small Cap Core Fund
	For the	For the
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$424,309	$(119,153)
Net realized gains (losses) from investment transactions	(1,073,882)	8,357,764
Net change in unrealized appreciation/depreciation on investments	30,478,333	(4,183,607)

Change in net assets resulting from operations	29,828,760	4,055,004

Distributions to Class A Shareholders:
From net investment income	—	—
From net realized gains	(322,051)	(282,136)

Distributions to Class I Shareholders:
From net investment income	—	—
From net realized gains	(8,220,883)	(4,284,423)

Change in net assets resulting from shareholder distributions	(8,542,934)	(4,566,559)

Capital Transactions:
Proceeds from shares issued	51,729,169	105,186,260
Distributions reinvested	8,268,613	4,485,112
Cost of shares redeemed	(20,150,056)	(38,696,913)

Change in net assets resulting from capital transactions	39,847,726	70,974,459

Net increase in net assets	61,133,552	70,462,904

Net Assets:
Beginning of period	218,074,744	147,611,840

End of period	$279,208,296	$218,074,744

Undistributed net investment income	$424,309	$—

Share Transactions:
Issued	1,566,051	3,251,526
Reinvested	253,358	138,999
Redeemed	(610,585)	(1,200,249)

Change in shares resulting from capital transactions	1,208,824	2,190,276

See notes to financial statements.

46

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$624,932	$784,402
Net realized gains from investment transactions and foreign currency	3,821,287	13,369,889
Net change in unrealized appreciation/depreciation on investments	15,301,514	(3,873,913)

Change in net assets resulting from operations	19,747,733	10,280,378

Distributions to Class A Shareholders:
From net investment income	(32,359)	(55,248)
From net realized gains	(227,429)	—

Distributions to Class I Shareholders:
From net investment income	(862,426)	(1,284,232)
From net realized gains	(3,513,670)	—

Change in net assets resulting from shareholder distributions	(4,635,884)	(1,339,480)

Capital Transactions:
Proceeds from shares issued	8,242,944	21,721,063
Distributions reinvested	4,210,277	1,252,611
Cost of shares redeemed	(13,132,917)	(38,872,261)

Change in net assets resulting from capital transactions	(679,696)	(15,898,587)

Net increase (decrease) in net assets	14,432,153	(6,957,689)

Net Assets:
Beginning of period	144,374,436	151,332,125

End of period	$158,806,589	$144,374,436

Undistributed net investment income	$144,880	$414,733

Share Transactions:
Issued	294,350	796,454
Reinvested	152,213	46,085
Redeemed	(472,676)	(1,461,430)

Change in shares resulting from capital transactions	(26,113)	(618,891)

See notes to financial statements.

47

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Mid Cap Value Fund
	For the	For the
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$12,937	$12,737
Net realized gains from investment transactions	281,217	889,620
Net change in unrealized appreciation/depreciation on investments	252,592	(284,541)

Change in net assets resulting from operations	546,746	617,816

Distributions to Class I Shareholders:
From net investment income	(15,820)	(10,724)
From net realized gains	(876,067)	(286,231)

Change in net assets resulting from shareholder distributions	(891,887)	(296,955)

Capital Transactions:
Proceeds from shares issued	496,900	1,065,484
Distributions reinvested	843,794	296,955
Cost of shares redeemed	(685,169)	(61,516)

Change in net assets resulting from capital transactions	655,525	1,300,923

Net increase in net assets	310,384	1,621,784

Net Assets
Beginning of period	4,602,361	2,980,577

End of period	$4,912,745	$4,602,361

Distributions in excess of net investment income/Undistributed net investment income	$(728)	$2,155

Share Transactions:
Issued	37,399	79,798
Reinvested	70,316	24,521
Redeemed	(54,030)	(4,422)

Change in shares resulting from capital transactions	53,685	99,897

See notes to financial statements.

48

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

RBC Small Cap
Value Fund
For the
Period Ended
March 31, 2015(a)
(Unaudited)
From Investment Activities:
Operations:
Net investment income	$16,423
Net realized gains (losses) from investment transactions	(18,831)
Net change in unrealized appreciation/depreciation on investments	248,633

Change in net assets resulting from operations	246,225

Distributions to Class I Shareholders:
From net investment income	(14,660)
From net realized gains	—

Change in net assets resulting from shareholder distributions	(14,660)

Capital Transactions:
Proceeds from shares issued	5,000,000
Distributions reinvested	14,660
Cost of shares redeemed	—

Change in net assets resulting from capital transactions	5,014,660

Net increase in net assets	5,246,225

Net Assets:
Beginning of period	—

End of period	$5,246,225

Undistributed net investment income	$1,762

Share Transactions:
Issued	500,000
Reinvested	1,454
Redeemed	—

Change in shares resulting from capital transactions	501,454

(a)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

See notes to financial statements.

49

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value,	Net	Net Realized and		Total from	Net
	Beginning	Investment	Unrealized Gains (Losses)	Redemption	Investment	Realized	Total	Net Asset Value,
	of Period	Loss	on Investments	Fees	Activities	Gains	Distributions	End of Period
Class A
Six Months Ended March 31, 2015 (Unaudited)	$15.60	(0.04)(a)	1.61	(b)	1.57	(2.48)	(2.48)	$14.69
Year Ended September 30, 2014	16.10	(0.11)(a)	0.77	(b)	0.66	(1.16)	(1.16)	15.60
Year Ended September 30, 2013	14.61	(0.09)(a)	3.35	(b)	3.26	(1.77)	(1.77)	16.10
Year Ended September 30, 2012	11.41	(0.10)(a)	3.30	(b)	3.20	—	—	14.61
Year Ended September 30, 2011	10.94	(0.10)(a)	0.57	(b)	0.47	—	—	11.41
Year Ended September 30, 2010	8.89	(0.08)(a)	2.13	(b)	2.05	—	—	10.94
Class I
Six Months Ended March 31, 2015 (Unaudited)	$16.65	(0.02)(a)	1.72	(b)	1.70	(2.48)	(2.48)	$15.87
Year Ended September 30, 2014	17.07	(0.08)(a)	0.82	(b)	0.74	(1.16)	(1.16)	16.65
Year Ended September 30, 2013	15.34	(0.06)(a)	3.56	(b)	3.50	(1.77)	(1.77)	17.07
Year Ended September 30, 2012	11.95	(0.07)(a)	3.46	(b)	3.39	—	—	15.34
Year Ended September 30, 2011	11.43	(0.07)(a)	0.59	(b)	0.52	—	—	11.95
Year Ended September 30, 2010	9.27	(0.06)(a)	2.22	(b)	2.16	—	—	11.43

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

50

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Loss to	Ratio of Expenses	Portfolio
	Return*(a)	End of Period (000’s)	to Average Net Assets	Average Net Assets	to Average Net Assets**	Turnover Rate***
Class A
Six Months Ended March 31, 2015 (Unaudited)	10.63%(b)	$ 13,384	1.10%(c)	(0.54%)(c)	1.48%(c)	9%
Year Ended September 30, 2014	3.90%	12,503	1.14%†	(0.70%)	1.47%	17%
Year Ended September 30, 2013	25.08%	13,620	1.35%	(0.65%)	1.46%	16%
Year Ended September 30, 2012	28.16%	29,755	1.35%	(0.77%)	1.60%	10%
Year Ended September 30, 2011	4.21%	23,593	1.35%	(0.75%)	1.61%	13%
Year Ended September 30, 2010	23.06%	21,940	1.35%	(0.81%)	1.79%	89%
Class I
Six Months Ended March 31, 2015 (Unaudited)	10.74%(b)	$ 60,741	0.85%(c)	(0.29%)(c)	1.09%(c)	9%
Year Ended September 30, 2014	4.16%	56,329	0.89%†	(0.45%)	1.04%	17%
Year Ended September 30, 2013	25.48%	61,546	1.10%	(0.40%)	1.20%	16%
Year Ended September 30, 2012	28.37%	32,825	1.10%	(0.52%)	1.35%	10%
Year Ended September 30, 2011	4.55%	33,835	1.10%	(0.49%)	1.35%	13%
Year Ended September 30, 2010	23.30%	41,121	1.10%	(0.57%)	1.54%	89%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
†	Beginning November 27, 2013, the net operating expenses were contractually limited to 1.10% and 0.85% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2014.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.

See notes to financial statements.

51

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value,	Net	Net Realized and		Total from	Net	Net
	Beginning	Investment	Unrealized Gains (Losses)	Redemption	Investment	Investment	Realized	Total	Net Asset Value,
	of Period	Income/(Loss)	on Investments	Fees	Activities	Income	Gains	Distributions	End of Period
Class A
Six Months Ended March 31, 2015 (Unaudited)	$25.16	(0.02)(a)	1.88	(b)	1.86	—	(3.21)	(3.21)	$ 23.81
Year Ended September 30, 2014	26.48	(0.12)(a)	(0.52)	(b)	(0.64)	—	(0.68)	(0.68)	25.16
Year Ended September 30, 2013	19.45	0.06(a)	6.99	(b)	7.05	(0.02)	—	(0.02)	26.48
Year Ended September 30, 2012	14.27	(0.02)(a)	5.20	(b)	5.18	—	—	—	19.45
Year Ended September 30, 2011	14.43	(0.07)(a)	(0.09)	(b)	(0.16)	—	—	—	14.27
Year Ended September 30, 2010	13.37	(0.05)(a)	1.11	(b)	1.06	—	—	—	14.43
Class I
Six Months Ended March 31, 2015 (Unaudited)	$25.77	—(a)(b)	1.94	(b)	1.94	—	(3.21)	(3.21)	$ 24.50
Year Ended September 30, 2014	27.05	(0.06)(a)	(0.53)	(b)	(0.59)	(0.01)	(0.68)	(0.69)	25.77
Year Ended September 30, 2013	19.85	0.10(a)	7.16	(b)	7.26	(0.06)	—	(0.06)	27.05
Year Ended September 30, 2012	14.53	0.12(a)	5.20	(b)	5.32	—	—	—	19.85
Year Ended September 30, 2011	14.67	(0.04)(a)	(0.10)	(b)	(0.14)	—	—	—	14.53
Year Ended September 30, 2010	13.57	(0.01)(a)	1.11	(b)	1.10	—	—	—	14.67

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

52

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Income (Loss)	Ratio of Expenses	Portfolio
	Return*(a)	End of Period (000’s)	to Average Net Assets	to Average Net Assets	to Average Net Assets**	Turnover Rate***
Class A
Six Months Ended March 31, 2015 (Unaudited)	7.80%(b)	$ 1,926	1.33%(c)	(0.20%)(c)	1.85%(c)	7%
Year Ended September 30, 2014	(2.62%)	2,708	1.33%	(0.45%)	1.75%	19%
Year Ended September 30, 2013	36.31%	3,025	1.33%	0.25%	1.54%	16%
Year Ended September 30, 2012	36.30%	1,387	1.33%	(0.12%)	1.58%	13%
Year Ended September 30, 2011	(1.11%)	1,320	1.33%	(0.44%)	1.57%	27%
Year Ended September 30, 2010	7.93%	2,426	1.33%	(0.35%)	1.76%	22%
Class I
Six Months Ended March 31, 2015 (Unaudited)	7.93%(b)	$ 128,329	1.08%(c)	0.01%(c)	1.22%(c)	7%
Year Ended September 30, 2014	(2.36%)	124,229	1.08%	(0.20%)	1.20%	19%
Year Ended September 30, 2013	36.69%	138,882	1.08%	0.44%	1.29%	16%
Year Ended September 30, 2012	36.61%	27	0.99%	0.67%	1.26%	13%
Year Ended September 30, 2011	(0.96%)	3,378	1.08%	(0.25%)	1.29%	27%
Year Ended September 30, 2010	8.11%	25,999	1.08%	(0.10%)	1.51%	22%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.

See notes to financial statements.

53

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value,	Net	Net Realized and		Total from	Net	Net
	Beginning	Investment	Unrealized Gains (Losses)	Redemption	Investment	Investment	Realized	Total	Net Asset Value,
	of Period	Income (Loss)	on Investments	Fees	Activities	Income	Gains	Distributions	End of Period
Class A
Six Months Ended March 31, 2015 (Unaudited)	$30.66	0.02(a)	3.79	(b)	3.81	—	(1.16)	(1.16)	$33.31
Year Ended September 30, 2014	30.53	(0.09)(a)	1.04	(b)	0.95	—	(0.82)	(0.82)	30.66
Year Ended September 30, 2013	24.45	0.09(a)	7.65	(b)	7.74	(0.08)	(1.58)	(1.66)	30.53
Year Ended September 30, 2012	20.02	(0.06)(a)	5.89	(b)	5.83	—	(1.40)	(1.40)	24.45
Year Ended September 30, 2011	19.99	(0.09)(a)	0.12	(b)	0.03	—	—	—	20.02
Year Ended September 30, 2010	17.04	(0.09)(a)	3.04	(b)	2.95	—	—	—	19.99
Class I(c)
Six Months Ended March 31, 2015 (Unaudited)	$31.68	0.06(a)	3.92	(b)	3.98	—	(1.16)	(1.16)	$34.50
Year Ended September 30, 2014	31.45	(0.01)(a)	1.06	(b)	1.05	—	(0.82)	(0.82)	31.68
Year Ended September 30, 2013	25.11	0.12(a)	7.92	(b)	8.04	(0.12)	(1.58)	(1.70)	31.45
Year Ended September 30, 2012	20.49	—(a)(b)	6.02	(b)	6.02	—	(1.40)	(1.40)	25.11
Year Ended September 30, 2011	20.41	(0.02)(a)	0.10	(b)	0.08	—	—	—	20.49
Year Ended September 30, 2010	17.35	(0.04)(a)	3.10	(b)	3.06	—	—	—	20.41

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

54

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Income (Loss)	Ratio of Expenses	Portfolio
	Return*(a)	End of Period (000’s)	to Average Net Assets	to Average Net Assets	to Average Net Assets**	Turnover Rate***
Class A
Six Months Ended March 31, 2015 (Unaudited)	12.62%(b)	$ 8,994	1.15%(c)	0.10%(c)	1.58%(c)	15%
Year Ended September 30, 2014	3.05%	8,971	1.15%	(0.30%)	1.57%	29%
Year Ended September 30, 2013	33.57%	9,186	1.17%††	0.34%	1.48%	26%
Year Ended September 30, 2012	29.76%	4,117	1.30%	(0.27%)	1.77%	35%
Year Ended September 30, 2011	0.20%	1,420	1.30%	(0.37%)	1.80%	40%
Year Ended September 30, 2010	17.31%	519	1.47%†	(0.48%)	2.28%	31%
Class I(d)
Six Months Ended March 31, 2015 (Unaudited)	12.76%(b)	$ 270,214	0.90%(c)	0.35%(c)	1.10%(c)	15%
Year Ended September 30, 2014	3.29%	209,104	0.90%	(0.04%)	1.13%	29%
Year Ended September 30, 2013	33.96%	138,426	0.90%††	0.47%	1.20%	26%
Year Ended September 30, 2012	30.08%	53,147	1.05%	(0.01%)	1.52%	35%
Year Ended September 30, 2011	0.39%	42,647	1.05%	(0.09%)	1.54%	40%
Year Ended September 30, 2010	17.64%	43,441	1.22%†	(0.21%)	2.04%	31%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
†	Beginning May 26, 2010, the net operating expenses were contractually limited to 1.30% and 1.05% of average daily net assets for Class A and Class I (formerly Class S) respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2010.
††	Beginning November 27, 2012, the net operating expenses were contractually limited to 1.15% and 0.90% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2013.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.
(d)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

55

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value,	Net	Net Realized and		Total from	Net	Net
	Beginning	Investment	Unrealized Gains (Losses)	Redemption	Investment	Investment	Realized	Total	Net Asset Value,
	of Period	Income (Loss)	on Investments	Fees	Activities	Income	Gains	Distributions	End of Period
Class A
Six Months Ended March 31, 2015 (Unaudited)	$26.68	0.08(a)	3.57	(b)	3.65	(0.10)	(0.70)	(0.80)	$29.53
Year Ended September 30, 2014	25.10	0.09(a)	1.69	(b)	1.78	(0.20)	—	(0.20)	26.68
Year Ended September 30, 2013	18.91	0.15(a)	6.18	(b)	6.33	(0.14)	—	(0.14)	25.10
Year Ended September 30, 2012	14.30	0.09(a)	4.57	(b)	4.66	(0.05)	—	(0.05)	18.91
Year Ended September 30, 2011	14.59	0.05(a)	(0.32)	(b)	(0.27)	(0.02)	—	(0.02)	14.30
Year Ended September 30, 2010	13.15	0.02(a)	1.44	(b)	1.46	(0.02)	—	(0.02)	14.59
Class I(c)
Six Months Ended March 31, 2015 (Unaudited)	$26.73	0.12(a)	3.56	(b)	3.68	(0.17)	(0.70)	(0.87)	$29.54
Year Ended September 30, 2014	25.13	0.15(a)	1.71	(b)	1.86	(0.26)	—	(0.26)	26.73
Year Ended September 30, 2013	18.93	0.20(a)	6.18	(b)	6.38	(0.18)	—	(0.18)	25.13
Year Ended September 30, 2012	14.33	0.13(a)	4.58	(b)	4.71	(0.11)	—	(0.11)	18.93
Year Ended September 30, 2011	14.62	0.08(a)	(0.30)	(b)	(0.22)	(0.07)	—	(0.07)	14.33
Year Ended September 30, 2010	13.19	0.05(a)	1.44	(b)	1.49	(0.06)	—	(0.06)	14.62

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

56

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Income (Loss)	Ratio of Expenses	Portfolio
	Return*(a)	End of Period (000’s)	to Average Net Assets	to Average Net Assets	to Average Net Assets**	Turnover Rate***
Class A
Six Months Ended March 31, 2015 (Unaudited)	13.89%(b)	$ 10,172	1.32%(c)	0.59%(c)	1.66%(c)	5%
Year Ended September 30, 2014	7.09%	10,029	1.32%	0.32%	1.69%	11%
Year Ended September 30, 2013	33.66%	6,417	1.32%	0.69%	1.52%	4%
Year Ended September 30, 2012	32.62%	4,289	1.32%	0.51%	1.60%	5%
Year Ended September 30, 2011	(1.85%)	3,852	1.32%	0.28%	1.60%	2%
Year Ended September 30, 2010	11.12%	6,968	1.32%	0.12%	1.64%	9%
Class I(d)
Six Months Ended March 31, 2015 (Unaudited)	14.01%(b)	$ 148,635	1.07%(c)	0.85%(c)	1.22%(c)	5%
Year Ended September 30, 2014	7.39%	134,345	1.07%	0.55%	1.23%	11%
Year Ended September 30, 2013	33.96%	144,915	1.07%	1.08%	1.26%	4%
Year Ended September 30, 2012	32.97%	126,432	1.07%	0.76%	1.35%	5%
Year Ended September 30, 2011	(1.59%)	105,991	1.07%	0.51%	1.35%	2%
Year Ended September 30, 2010	11.33%	145,979	1.07%	0.37%	1.39%	9%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.
(d)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

57

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value,	Net	Net Realized and		Total from	Net	Net
	Beginning	Investment	Unrealized Gains (Losses)	Redemption	Investment	Investment	Realized	Total	Net Asset Value,
	of Period	Income/(Loss)	on Investments	Fees	Activities	Income	Gains	Distributions	End of Period
Class I
Six Months Ended March 31, 2015 (Unaudited)	$13.49	0.03(a)	1.45	—	1.48	(0.04)	(2.49)	(2.53)	$ 12.44
Year Ended September 30, 2014	12.35	0.04(a)	2.31	—	2.35	(0.04)	(1.17)	(1.21)	13.49
Year Ended September 30, 2013	10.34	0.06(a)	2.59	—	2.65	(0.16)	(0.48)	(0.64)	12.35
Year Ended September 30, 2012	9.42	0.09(a)	2.69	—	2.78	(0.10)	(1.76)	(1.86)	10.34
Year Ended September 30, 2011	10.80	0.13(a)	(0.52)	—	(0.39)	(0.47)	(0.52)	(0.99)	9.42
Period Ended September 30, 2010(b)	10.00	0.02(a)	0.78	—	0.80	—	—	—	10.80

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

See notes to financial statements.

58

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Income (Loss)	Ratio of Expenses	Portfolio
	Return*(a)	End of Period (000’s)	to Average Net Assets	to Average Net Assets	to Average Net Assets**	Turnover Rate
Class I
Six Months Ended March 31, 2015 (Unaudited)	11.69%(b)	$ 4,913	0.90%(c)	0.53%(c)	3.08%(c)	97%
Year Ended September 30, 2014	20.14%	4,602	0.90%	0.33%	3.71%	162%
Year Ended September 30, 2013	26.93%	2,981	0.90%	0.51%	4.66%	113%
Year Ended September 30, 2012	31.73%	2,185	0.90%	0.89%	5.31%	160%
Year Ended September 30, 2011	(5.35%)	1,659	0.90%	1.12%	5.59%	174%
Period Ended September 30, 2010(d)	8.00%(b)	1,753	0.90%(c)	0.26%(c)	12.64%(c)	161%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.
(d)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

See notes to financial statements.

59

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value,	Net	Net Realized and		Total from	Net	Net
	Beginning	Investment	Unrealized Gains (Losses)	Redemption	Investment	Investment	Realized	Total	Net Asset Value,
	of Period	Income/(Loss)	on Investments	Fees	Activities	Income	Gains	Distributions	End of Period
Class I
Period Ended March 31, 2015 (Unaudited)(b)	$ 10.00	0.03(a)	0.46	—	0.49	(0.03)	—	(0.03)	$ 10.46

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

See notes to financial statements.

60

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Income (Loss)	Ratio of Expenses	Portfolio
	Return*(a)	End of Period (000’s)	to Average Net Assets	to Average Net Assets	to Average Net Assets**	Turnover Rate
Class I
Period Ended March 31, 2015 (Unaudited)(b)	4.90%(c)	$ 5,246	1.00%(d)	1.00%(d)	2.60%(d)	8%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.
(c)	Not Annualized.
(d)	Annualized.

See notes to financial statements.

61

NOTES TO FINANCIAL STATEMENTS

March 31, 2015 (Unaudited)

1.Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following six investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

The SMID Cap Growth, Enterprise, Small Cap Core and Microcap Value Funds offer two share classes: Class A and Class I shares. On November 27, 2012, Class C shares were converted to Class A shares for the SMID Cap Growth, Enterprise, Small Cap Core and Microcap Value Funds and Class S shares were converted to Class I shares for SMID Cap Growth and Enterprise Funds. For the Small Cap Core and Microcap Value Funds, which did not previously have Class I shares, the Class S shares were redesignated as Class I shares. The Mid Cap Value Fund and Small Cap Value Fund offer Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies:

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally

62

NOTES TO FINANCIAL STATEMENTS

will be used and such securities will generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and

63

NOTES TO FINANCIAL STATEMENTS

assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•   Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

•   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2015 is as follows:

Investments in Securities	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
SMID Cap Growth Fund	$74,120,459	(a)	$—	$—	$74,120,459
Enterprise Fund	130,856,688	(a)	136,155(c)	—	130,992,843
Small Cap Core Fund	279,264,909	(a)	—	—	279,264,909
Microcap Value Fund	158,079,199	(a)	621,865(b)	2,079	158,703,143
Mid Cap Value Fund	4,946,796	(a)	—	—	4,946,796
Small Cap Value Fund	5,255,933	(a)	—	—	5,255,933

(a) The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.

(b) Represents securities in the Consumer Discretionary ($543,174) and Rights/Warrants ($78,691) sections of the Schedule of Portfolio Investments.

(c)	Represents securities in the Rights/Warrants section of the Schedule of Portfolio Investments.

The Funds did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2015.

64

NOTES TO FINANCIAL STATEMENTS

During the six months ended March 31, 2015, the Funds except Microcap Value Fund recognized no transfers to/from Level 1 or Level 2. For Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $1,260 were due to the absence of an active trading market for the securities on March 31, 2015; Securities were transferred from Level 2 to Level 1 in the amount of $3,065,781 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Enterprise Fund
(Common Stocks-Industrials)
Balance as of 09/30/14 (value)	$ 8,916
Sales	(11,146)
Gain (loss)	11,146
Change in unrealized appreciation/ (depreciation) *	(8,916)

Balance as of 03/31/15 (value)	$ —

	Microcap Value Fund
	(Common Stocks- Financials)	(Common Stocks- Industrials)	(Rights/Warrants- Financials)
Balance as of 09/30/14 (value)	$ 4	$ 1,879	$ —
Transfers in	735(a)	109(a)	—
Net sales	—	—	(32,960)
Realized gain (loss)	—	—	32,960
Change in unrealized appreciation (depreciation) *	(539)	(109)	—

Balance as of 03/31/15 (value)	$ 200	$ 1,879	$ —

(a) These securities were transferred to Level 3 due to lack of a current market quotation and was valued at fair market value as determined in good faith by the Board or persons acting at their direction using unobservable inputs.

*	Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at March 31, 2015.

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s

65

NOTES TO FINANCIAL STATEMENTS

agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no Repurchase Agreements held during the six months ended March 31, 2015.

Affiliated Investments:

Each Fund invests in other Funds of the Trust (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in Affiliated Funds.

	Value December 3, 2014 (Inception)	Purchases	Sales	Value March 31, 2015	Dividends
Investments in RBC Prime Money Market Fund — Institutional Class 1
Small Cap Value Fund	$—	$228,155	$159,141	$69,014	$6

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations,

66

NOTES TO FINANCIAL STATEMENTS

which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, foreign currency transactions, distribution redesignations and prior year spillbacks), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into Investment Advisory Agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the agreements, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%

Enterprise Fund	Up to $30 million	1.00%
	Over $30 million	0.90%

Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Mid Cap Value Fund	All Net Assets	0.70%
Small Cap Value Fund	All Net Assets	0.80%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Class A and Class I shares of each Fund to the following levels. This Expense Limitation Agreement is in place until January 31, 2016.

	Class A Annual Rate	Class I Annual Rate
SMID Cap Growth Fund	1.10%	0.85%
Enterprise Fund	1.33%	1.08%
Small Cap Core Fund	1.15%	0.90%
Microcap Value Fund	1.32%	1.07%
Mid Cap Value Fund	N/A	0.90%
Small Cap Value Fund	N/A	1.00%

Each Fund will carry forward, for a period not to exceed 12 months (for each of the funds except Small Cap Value Fund which is for a period not to exceed 3 years from the end of the fiscal year in which fee was waived or reimbursement made.) from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. At March 31, 2015, the amounts subject to possible recoupment under the expense limitation agreement are $172,880, $173,994, $567,884, $252,107, $113,485 and $45,501 for SMID Cap Growth, Enterprise, Small Cap Core, Microcap Value, Mid Cap Value and Small Cap Value Funds, respectively. There was no recoupment of expense reimbursements/waivers during the period. Amounts from prior years are no longer subject to recoupment.

RBC GAM (US) voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees Small Cap Value Fund pays to RBC GAM (US) indirectly through its investment in an affiliated money market fund. For the period ended March 31, 2015, the amount waived was $112 and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

67

NOTES TO FINANCIAL STATEMENTS

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) receives from each Fund except Small Cap Value Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. BNY Mellon receives a fee for its services payable by each Fund based on each Funds’ average net assets. RBC GAM (US)’s fee is listed as “Administration fees” in the Statements of Operations. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $41,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

In conjunction with the launch of the Mid Cap Value Fund and Small Cap Value Fund, the Advisor invested seed capital to provide each of the Funds with its initial investment assets. The table below shows, as of March 31, 2015, each Fund’s net assets, the shares of each fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund
Mid Cap Value Fund	$4,912,745	276,533	70.0%
Small Cap Value Fund	$5,246,225	501,454	100.0%

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%	*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the six months ended March 31, 2015, there were no fees waived by the Distributor.

For the six months ended March 31, 2015, the Distributor received commissions of $8,131 from front-end sales charges of Class A shares of the Funds, of which $1,544 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the six months ended March 31, 2015.

68

NOTES TO FINANCIAL STATEMENTS

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2015 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$6,174,274	$7,255,391
Enterprise Fund	9,097,185	15,898,227
Small Cap Core Fund	72,602,754	37,394,939
Microcap Value Fund	12,536,260	6,721,422
Mid Cap Value Fund	4,561,591	4,835,294
Small Cap Value Fund	5,368,935	411,804

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, certain of the Funds participate in a “commission recapture” program under which brokerage transactions are directed to Capital Institutional Services Inc. (“CAPIS”) and its correspondent brokers. A portion of the commissions paid under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$136,813	$429,973	$60,256	$1,263,574
Distributions reinvested	1,949,610	972,776	303,050	62,473
Cost of shares redeemed	(555,230)	(2,102,266)	(977,445)	(1,489,567)

Change in Class A	$1,531,193	$(699,517)	$(614,139)	$(163,520)

Class I
Proceeds from shares issued	$1,242,073	$4,236,002	$575,353	$1,312,743
Distributions reinvested	8,205,484	4,301,057	14,468,461	3,345,352
Cost of shares redeemed	(2,774,059)	(12,075,538)	(5,285,508)	(13,287,052)

Change in Class I	$6,673,498	$(3,538,479)	$9,758,306	$(8,628,957)

Change in net assets resulting from capital transactions	$8,204,691	$(4,237,996)	$9,144,167	$(8,792,477)

SHARE TRANSACTIONS:
Class A
Issued	9,000	26,496	2,592	47,080
Reinvested	137,296	60,534	13,136	2,283
Redeemed	(36,622)	(131,690)	(42,472)	(55,954)

Change in Class A	109,674	(44,660)	(26,744)	(6,591)

Class I
Issued	78,946	238,587	23,942	47,379
Reinvested	534,908	251,230	609,969	119,562
Redeemed	(170,449)	(712,877)	(216,719)	(479,525)

Change in Class I	443,405	(223,060)	417,192	(312,584)

Change in shares resulting from capital transactions	553,079	(267,720)	390,448	(319,175)

69

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$684,961	$9,702,806	$1,316,488	$4,715,644
Distributions reinvested	319,420	278,675	203,435	41,961
Cost of shares redeemed	(1,701,981)	(10,215,549)	(2,316,743)	(1,513,631)

Change in Class A	$(697,600)	$(234,068)	$(796,820)	$3,243,974

Class I
Proceeds from shares issued	$51,044,208	$95,483,454	$6,926,456	$17,005,419
Distributions reinvested	7,949,193	4,206,437	4,006,842	1,210,650
Cost of shares redeemed	(18,448,075)	(28,481,364)	(10,816,174)	(37,358,630)

Change in Class I	$40,545,326	$71,208,527	$117,124	$(19,142,561)

Change in net assets resulting from capital transactions	$39,847,726	$70,974,459	$(679,696)	$(15,898,587)

SHARE TRANSACTIONS:
Class A
Issued	21,208	308,318	47,348	173,944
Reinvested	10,115	8,889	7,352	1,543
Redeemed	(53,898)	(325,453)	(86,114)	(55,207)

Change in Class A	(22,575)	(8,246)	(31,414)	120,280

Class I
Issued	1,544,843	2,943,208	247,002	622,510
Reinvested	243,243	130,110	144,861	44,542
Redeemed	(556,687)	(874,796)	(386,562)	(1,406,223)

Change in Class I	1,231,399	2,198,522	5,301	(739,171)

Change in shares resulting from capital transactions	1,208,824	2,190,276	(26,113)	(618,891)

	Mid Cap Value Fund		Small Cap Value Fund
	For the Six Months Ended March 31, 2015	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$496,900	$1,065,484	$5,000,000
Distributions reinvested	843,794	296,955	14,660
Cost of shares redeemed	(685,169)	(61,516)	-

Change in net assets resulting from capital transactions	$655,525	$1,300,923	$5,014,660

SHARE TRANSACTIONS:
Class I
Issued	37,399	79,798	500,000
Reinvested	70,316	24,521	1,454
Redeemed	(54,030)	(4,422)	-

Change in shares resulting from capital transactions	53,685	99,897	501,454

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

70

NOTES TO FINANCIAL STATEMENTS

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2011, 2012, 2013 and 2014), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$48,732,515	$26,679,459	$(1,291,515)	$25,387,944
Enterprise Fund	82,277,074	54,217,733	(5,501,964)	48,715,769
Small Cap Core Fund	214,117,764	74,882,963	(9,735,818)	65,147,145
Microcap Value Fund	119,487,375	63,547,495	(24,331,727)	39,215,768
Mid Cap Value Fund	4,685,462	398,020	(136,686)	261,334
Small Cap Value Fund	5,007,624	374,429	(126,120)	248,309

The tax character of distributions during the fiscal year ended September 30, 2014 was as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$ 5,291,663	$ 5,291,663	$ 5,291,663
Enterprise Fund	64,651	3,556,481	3,621,132	3,621,132
Small Cap Core Fund	1,427,473	3,139,086	4,566,559	4,566,559
Microcap Value Fund	1,339,480	—	1,339,480	1,339,480
Mid Cap Value Fund	149,648	147,307	296,955	296,955

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2015.

As of September 30, 2014, the Funds did not have any capital loss carryforwards for federal income tax purposes.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund and Enterprise Fund had deferred qualified late-year ordinary losses of $274,742 and $73,803, respectively, which will be treated as arising on the first business day of the fiscal year ending September 30, 2015.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, and may also limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in certain situations, such as where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

71

NOTES TO FINANCIAL STATEMENTS

During the six months ended March 31, 2015, the redemption fees collected by the Funds which are included in the cost of shares redeemed on the Statement of Changes in Net Assets are as follows:

Redemption Fees
SMID Cap Growth Fund	$ 9
Enterprise Fund	193
Small Cap Core Fund	22
Microcap Value Fund	669

9. Soft Dollars:

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of March 31, 2015, certain of the Funds used soft dollar arrangements on a limited basis. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Subsequent Events:

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

72

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer two share classes. These two share classes are the A and I classes.

Class A

Class A shares of all Funds except Mid Cap Value and Small Cap Value are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Equity Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

73

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015 except for the Small Cap Value Fund which is held for the entire period from December 3, 2014 to March 31, 2015.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/14-3/31/15	Annualized Expense Ratio During Period 10/1/14-3/31/15

SMID Cap Growth Fund	Class A	$1,000.00	$1,106.30	$5.78	1.10%
	Class I	1,000.00	1,107.40	4.47	0.85%

Enterprise Fund	Class A	1,000.00	1,078.00	6.89	1.33%
	Class I	1,000.00	1,079.30	5.60	1.08%

Small Cap Core Fund	Class A	1,000.00	1,126.20	6.10	1.15%
	Class I	1,000.00	1,127.60	4.77	0.90%

Microcap Value Fund	Class A	1,000.00	1,138.90	7.04	1.32%
	Class I	1,000.00	1,140.10	5.71	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,116.90	4.75	0.90%

		Beginning Account Value 12/3/2014	Ending Account Value 3/31/2015	Expenses Paid During Period** 12/3/14-3/31/15	Annualized Expense Ratio During Period 12/3/14-3/31/15

Small Cap Value Fund	Class I	$1,000.00	$1,049.00	$3.31	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 118/365 (to reflect one-half year period).

74

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/14-3/31/15	Annualized Expense Ratio During Period 10/1/14-3/31/15

SMID Cap Growth Fund	Class A	$1,000.00	$1,019.45	$5.54	1.10%
	Class I	1,000.00	1,020.69	4.28	0.85%

Enterprise Fund	Class A	1,000.00	1,018.30	6.69	1.33%
	Class I	1,000.00	1,019.55	5.44	1.08%

Small Cap Core Fund	Class A	1,000.00	1,019.20	5.79	1.15%
	Class I	1,000.00	1,020.44	4.53	0.90%

Microcap Value Fund	Class A	1,000.00	1,018.35	6.64	1.32%
	Class I	1,000.00	1,019.60	5.39	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,020.44	4.53	0.90%

		Beginning Account Value 12/3/2014	Ending Account Value 3/31/2015	Expenses Paid During Period** 12/3/14-3/31/15	Annualized Expense Ratio During Period 12/3/14-3/31/15

Small Cap Value Fund	Class I	$1,000.00	$1,012.93	$3.25	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 118/365 (to reflect one-half year period).

75

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

This section provides information regarding the approval of the Investment Advisory Agreement for the RBC Small Cap Value Fund (the “Fund”), which commenced operations on December 3, 2014. RBC Global Asset Management (U.S.) Inc. (the “Advisor”) serves as investment advisor for the Fund.

In September 2014, the Trustees considered approval of the Advisory Agreement for the Fund. The Trustees met with representatives from the Advisor’s senior management team to discuss the information provided and the Advisor’s management of the Fund.

In addition to considering the information presented in connection with the September 23, 2014 meeting, the Trustees also considered the information regarding the capabilities of the Advisor presented in connection with a Special Meeting on September 18, 2014, related to the proposed renewals of other agreements with the Advisor, and considered information provided at regular quarterly Board and Committee meetings throughout the year. In connection with their deliberations, the independent Trustees were advised by their independent legal counsel with regard to the information and materials considered, the Trustees’ responsibilities with regard to the information and materials, and the Trustees’ responsibilities under relevant laws and regulations.

As part of their review of the Advisory Agreement, the Trustees requested and considered information regarding the advisory services to be performed by the Advisor for the Fund, the staffing and qualifications of the personnel responsible for operating and managing the Fund, and the relevant experience of the Advisor. The Trustees focused their consideration of the Advisory Agreement on reviewing the nature, quality, and extent of the services to be provided under the Advisory Agreement and the performance record of the Advisor in managing products in a similar style to the Fund.

The Trustees also reviewed information regarding the anticipated expense structure of the Fund along with comparative information on the services to be rendered to — and fees to be paid by — the Fund. No contractual advisory fee breakpoints were established, however, the Trustees determined to evaluate fee and expense levels and breakpoints going forward as profitability and economies of scale information for the Fund is developed over time. The Trustees viewed favorably the Advisor’s agreement to limit the annual expenses of the Fund. The Trustees concluded that the Fund’s advisory fee proposed to be payable to the Advisor was fair and reasonable in light of the level and quality of the services to be provided under all of the circumstances and was within the range of what might have been negotiated at arms’ length.

Based upon their review, the Trustees determined that they were satisfied with the nature, extent, and quality of the services to be provided by the Advisor and it is in the interest of the Fund and its shareholders for the Trustees to approve the Advisory Agreement for the Fund. In arriving at their collective decision to approve the Advisory Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2015.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-15

MONEY MARKET PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of each of the Money Market Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Raye C. Kanzenbach, CFA

Senior Managing Director, Senior Portfolio Manager

Raye Kanzenbach leads the municipal research team within RBC GAM (US)’s fixed income division. He researches various tax- and revenue-backed municipal bonds and is a portfolio manager for several of the firm’s tax-exempt and community investing mandates. Raye has worked in fixed income research and portfolio management since joining the firm in 1983 and helped launch the RBC Money Market Funds. He previously worked at First Bank System (now U.S. Bank), where he managed municipal bond and money market funds and supervised municipal and credit research. Raye was also an investment officer at The St. Paul Companies (now The Travelers Companies). He earned a BA in economics from Lawrence University and an MBA in finance from the University of Michigan. Raye is a CFA charterholder.

Raye C. Kanzenbach, CFA

Brandon T. Swensen, CFA

Vice President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM (US)’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for several cash management and core solutions, including the Money Market Funds. Brandon joined RBC GAM (US) in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

Chad Rice, CFA

Vice President, Portfolio Manager

Chad Rice is a member of the municipal research team within RBC GAM (US)’s fixed income group. He researches tax-exempt money market securities as well as various tax- and revenue-backed municipal bonds. Chad is also a portfolio manager for the firm’s tax-free cash management and intermediate municipal solutions, including the Tax-Free Money Market Fund. He joined RBC GAM-US in 2011 from a U.S. mutual insurance company, where he was a senior portfolio manager for its property/casualty and life insurance businesses. Chad earned a BS from the University of Wisconsin-Stevens Point and an MS in finance, investments, and banking at the University of Wisconsin-Madison School of Business, where he participated in the Applied Security Analysis Program. He is a CFA charterholder and member of the National Federation of Municipal Analysts.

Chad Rice, CFA

1

	PERFORMANCE SUMMARY

Investment Objective

Each of the RBC Money Market Funds was managed to preserve principal. This means that the share price of each fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

		Total Return for the Six Months Ended March 31, 2015 (Unaudited)
			SEC 7-Day Annualized Yield (1)
			March 31, 2015 (Unaudited)	September 30, 2014
	Prime Money Market Fund
	RBC Institutional Class 1	0.01%	0.01%	0.01%
	RBC Institutional Class 2	0.01%	0.01%	0.01%
	RBC Investor Class	0.01%	0.01%	0.01%
	RBC Reserve Class	0.01%	0.01%	0.01%
	RBC Select Class	0.01%	0.01%	0.01%

	U.S. Government Money Market Fund
	RBC Institutional Class 1	0.01%	0.01%	0.01%
	RBC Institutional Class 2	0.01%	0.01%	0.01%
	RBC Investor Class	0.01%	0.01%	0.01%
	RBC Reserve Class	0.01%	0.01%	0.01%
	RBC Select Class	0.01%	0.01%	0.01%

	Tax-Free Money Market Fund
	RBC Institutional Class 1	0.00%	0.00%	0.00%
	RBC Institutional Class 2	0.01%	0.01%	0.01%
	RBC Investor Class	0.01%	0.01%	0.01%
	RBC Reserve Class	0.01%	0.01%	0.01%
	RBC Select Class	0.01%	0.01%	0.01%

(1)    As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

2

PERFORMANCE SUMMARY

				Asset Allocation

Money Market Maturity Schedules
As a percentage of value of investments based on effective maturity as of March 31, 2015.

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Less than 8 days	38.7%	37.1%	78.5%
8 to 14 Days	9.3%	8.7%	0.0%
15 to 30 Days	11.5%	22.4%	0.0%
31 to 180 Days	34.2%	25.0%	15.8%
Over 180 Days	6.3%	6.8%	5.7%

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4

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

March 31, 2015 (Unaudited)

Principal Amount		Value

Asset Backed Commercial Paper — 4.06%
Finance - Diversified Domestic — 4.06%
$ 50,000,000	Cancara Asset Securitisation LLC, 0.16%, 4/17/15(a)(b)	$49,996,444
100,000,000	Cancara Asset Securitisation LLC, 0.16%, 4/24/15(a)(b)	99,989,778
35,000,000	Cancara Asset Securitisation LLC, 0.21%, 4/7/15(a)(b)	34,998,775
25,000,000	Collateralized Commercial Paper ll Co., LLC, 0.43%, 12/1/15(a)(b)	24,927,139
50,000,000	Kells Funding LLC, 0.11%, 4/10/15(a)(b)	49,998,625
50,000,000	Kells Funding LLC, 0.21%, 5/6/15(a)(b)	49,989,792
25,000,000	Kells Funding LLC, 0.21%, 5/12/15(a)(b)	24,994,021
20,000,000	Kells Funding LLC, 0.34%, 10/19/15(a)(b)	19,962,033

Total Asset Backed Commercial Paper		354,856,607

(Cost $354,856,607)
Commercial Paper — 37.12%
Agriculture — 1.48%
50,000,000	Archer Daniels Midland Co., 0.10%, 4/1/15(a)(b)	50,000,000
80,000,000	Archer Daniels Midland Co., 0.10%, 4/2/15(a)(b)	79,999,778

		129,999,778

Banks - Australia & New Zealand — 3.94%
35,000,000	Australia & New Zealand Banking Group Ltd., 0.19%, 4/21/15(a)(b)	34,996,403
20,000,000	Commonwealth Bank Australia, 0.26%, 5/7/15(a)(c)	20,000,624
25,000,000	Commonwealth Bank Australia, 0.26%, 5/15/15(a)(c)	25,000,336
25,000,000	Commonwealth Bank Australia, 0.26%, 7/8/15(a)(c)	25,000,000
40,000,000	Commonwealth Bank Australia, 0.27%, 8/14/15(a)(c)	40,000,398
45,000,000	Commonwealth Bank Australia, 0.28%, 11/9/15(a)(c)	45,000,033
10,000,000	Westpac Banking Corp., 0.18%, 4/29/15(a)(c)	10,000,125
25,000,000	Westpac Banking Corp., 0.27%, 4/24/15(a)(c)	25,000,000
15,000,000	Westpac Banking Corp., 0.28%, 7/8/15(c)	15,000,685
25,000,000	Westpac Banking Corp., 0.47%, 1/4/16(a)(b)	24,909,264
13,000,000	Westpac Banking Corp., 1.06%, 7/17/15(a)(c)	13,027,926
8,976,000	Westpac Banking Corp., 1.13%, 9/25/15	9,007,821
32,355,000	Westpac Banking Corp., 1.38%, 7/17/15(a)(c)	32,450,684
9,825,000	Westpac Banking Corp., 3.00%, 8/4/15	9,912,672
15,165,000	Westpac Banking Corp., 3.00%, 12/9/15	15,426,425

		344,733,396

Banks - Canadian — 1.83%
20,000,000	Bank of Nova Scotia, 0.30%, 9/1/15(a)(b)	19,974,500
65,000,000	Toronto Dominion Holdings, 0.14%, 4/20/15(a)(b)	64,995,197
50,000,000	Toronto Dominion Holdings, 0.14%, 5/1/15(a)(b)	49,994,166
25,000,000	Toronto Dominion Holdings, 0.32%, 10/16/15(a)(b)	24,956,000

		159,919,863

Banks - Domestic — 0.58%
26,000,000	John Deere Bank SA, 0.12%, 4/10/15(a)(b)	25,999,220

5

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$25,000,000	JP Morgan Securities LLC, 0.50%, 1/4/16(a)(b)	$24,903,472

		50,902,692

Banks - Foreign — 5.43%
30,200,000	Credit Suisse New York, 0.17%, 4/13/15(b)	30,198,289
50,000,000	Credit Suisse New York, 0.22%, 4/6/15(b)	49,998,472
50,000,000	Credit Suisse New York, 0.29%, 6/5/15(b)	49,973,819
50,000,000	DnB NOR Bank ASA, 0.23%, 4/13/15(a)(b)	49,996,167
50,000,000	DnB NOR Bank ASA, 0.27%, 7/10/15(a)(b)	49,963,194
50,000,000	Nederlandse Waterschapsbank NV, 0.17%, 5/20/15(a)(b)	49,988,431
50,000,000	Nederlandse Waterschapsbank NV, 0.17%, 7/1/15(a)(b)	49,978,514
50,000,000	Nederlandse Waterschapsbank NV, 0.21%, 5/18/15(a)(b)	49,986,292
25,000,000	Rabobank Nederland NY, 0.28%, 9/1/15(b)	24,970,250
50,000,000	Svenska Handelsbanken AB, 0.20%, 6/23/15(a)(b)	49,977,521
20,000,000	Svenska Handelsbanken AB, 0.25%, 7/15/15(a)(b)	19,985,417

		475,016,366

Banks - Japanese — 1.71%
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.21%, 4/13/15(a)(b)	49,996,500
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.22%, 5/18/15(a)(b)	49,985,639
50,000,000	Sumitomo Mitsui Bank NY, 0.24%, 5/19/15(a)(b)	49,984,000

		149,966,139

Banks - United Kingdom — 1.13%
54,350,000	Standard Chartered Bank, 0.24%, 4/6/15(a)(b)	54,348,188
45,000,000	Standard Chartered Bank, 0.25%, 4/7/15(a)(b)	44,998,125

		99,346,313

Consumer Discretionary — 0.87%
24,250,000	Coca-Cola Co., 0.25%, 7/9/15(a)(b)	24,233,328
20,000,000	Coca-Cola Co., 0.27%, 9/21/15(a)(b)	19,974,050
31,650,000	Coca-Cola Co., 0.30%, 9/8/15(a)(b)	31,607,800

		75,815,178

Finance - Diversified Domestic — 4.53%
35,000,000	ABB Treasury Center USA, Inc, 0.10%, 4/2/15(a)(b)	34,999,903
50,000,000	ABB Treasury Center USA, Inc, 0.11%, 4/6/15(a)(b)	49,999,236
25,000,000	ABB Treasury Center USA, Inc, 0.11%, 4/14/15(a)(b)	24,999,007
45,000,000	ABB Treasury Center USA, Inc, 0.12%, 4/20/15(a)(b)	44,997,150
11,000,000	American Honda Finance Corp., 0.15%, 4/22/15(b)	10,999,037
25,000,000	General Electric Capital Corp., 0.27%, 8/7/15(b)	24,976,000
22,000,000	John Deere Financial Ltd., 0.11%, 4/9/15(a)(b)	21,999,462
25,000,000	Toyota Credit Canada Inc., 0.23%, 4/21/15(b)	24,996,806
25,000,000	Toyota Motor Credit Corp., 0.23%, 4/9/15(c)	25,000,000
50,000,000	Toyota Motor Credit Corp., 0.23%, 5/5/15(c)	50,000,000
25,000,000	Toyota Motor Credit Corp., 0.23%, 8/26/15(c)	25,000,000

6

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 25,000,000	Toyota Motor Credit Corp., 0.25%, 10/29/15(c)	$25,000,000
32,517,000	Toyota Motor Credit Corp., 2.80%, 1/11/16	33,108,799

		396,075,400

Finance - Diversified Foreign — 8.48%
50,000,000	Erste Abwicklungsanstalt, 0.22%, 7/2/15(a)(b)	49,971,889
40,000,000	Erste Abwicklungsanstalt, 0.24%, 6/17/15(a)(b)	39,979,467
40,000,000	Erste Abwicklungsanstalt, 0.26%, 8/20/15(a)(b)	39,959,267
50,000,000	Nordea Bank AB, 0.23%, 7/27/15(a)(b)	49,963,437
40,000,000	Nordea Bank AB, 0.25%, 6/1/15(a)(b)	39,983,394
70,000,000	NRW Bank, 0.15%, 4/8/15(a)(b)	69,998,026
100,000,000	NRW Bank, 0.15%, 4/23/15(a)(b)	99,990,833
25,000,000	PSP Capital Inc., 0.25%, 8/19/15(a)(b)	24,975,694
25,000,000	PSP Capital Inc., 0.26%, 8/7/15(a)(b)	24,976,889
25,000,000	PSP Capital Inc., 0.33%, 10/27/15(a)(b)	24,952,104
25,000,000	PSP Capital Inc., 0.44%, 2/8/16(a)(b)	24,904,361
70,000,000	Skandinaviska Enskilda Banken NY, 0.14%, 4/9/15(a)(b)	69,997,822
40,000,000	Skandinaviska Enskilda Banken NY, 0.15%, 4/9/15(b)	39,998,667
57,800,000	Swedbank, 0.24%, 7/1/15(b)	57,764,935
50,000,000	Swedbank, 0.25%, 4/6/15(b)	49,998,264
35,000,000	Swedbank, 0.27%, 8/3/15(b)	34,967,450

		742,382,499

Health Care — 1.17%
67,000,000	Novartis Finance Corp., 0.10%, 4/2/15(a)(b)	66,999,814
15,000,000	Novartis Finance Corp., 0.10%, 4/8/15(a)(b)	14,999,708
20,000,000	Trinity Health Corp., 0.09%, 4/2/15(b)	19,999,950

		101,999,472

Information Technology — 0.57%
50,000,000	Apple, Inc., 0.21%, 5/19/15(a)(b)	49,986,000

Insurance — 1.48%
10,000,000	Massachusetts Mutual Life Insurance Co., 0.11%, 4/17/15(a)(b)	9,999,511
40,000,000	Metlife Short Term Fund LLC, 0.13%, 4/22/15(a)(b)	39,996,967
40,000,000	Metlife Short Term Fund LLC, 0.13%, 4/24/15(a)(b)	39,996,678
40,000,000	Metlife Short Term Fund LLC, 0.16%, 5/5/15(a)(b)	39,993,956

		129,987,112

Manufacturing — 1.92%
25,000,000	Danaher Corp., 0.12%, 4/10/15(a)(b)	24,999,250
30,000,000	Illinois Tool Works, Inc., 0.11%, 4/2/15(a)(b)	29,999,908
113,000,000	Syngenta Wilmington, Inc., 0.08%, 4/7/15(a)(b)	112,998,493

		167,997,651

Utilities — 2.00%
40,000,000	Electricite de France SA, 0.19%, 6/3/15(a)(b)	39,986,700
35,000,000	Electricite de France SA, 0.72%, 1/8/16(a)(b)	34,802,600
50,000,000	National Oilwell Varco, Inc., 0.11%, 4/8/15(a)(b)	49,998,931

7

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 49,992,000	National Oilwell Varco, Inc., 0.14%, 4/1/15(a)(b)	$49,992,000

		174,780,231

Total Commercial Paper		3,248,908,090

(Cost $3,248,908,090)
Certificates of Deposit, Domestic — 0.57%
Banks - Domestic — 0.57%
50,000,000	Bank of America NA 0.19%, 6/8/15	50,000,000

Total Certificates of Deposit, Domestic		50,000,000

(Cost $50,000,000)
Certificates of Deposit, Yankee(d) — 16.46%
Banks - Canadian — 4.49%
25,000,000	Bank of Montreal Chicago, 0.19%, 4/2/15	25,000,000
25,000,000	Bank of Montreal Chicago, 0.23%, 7/6/15(c)	25,000,000
12,000,000	Bank of Montreal Chicago, 0.26%, 4/9/15(c)	12,000,281
25,000,000	Bank of Montreal Chicago, 0.27%, 7/7/15	25,000,000
37,000,000	Bank of Montreal Chicago, 0.27%, 8/12/15	37,000,000
25,000,000	Bank of Montreal Chicago, 0.33%, 10/9/15	25,000,000
25,000,000	Bank of Montreal Chicago, 0.33%, 10/9/15	25,000,000
30,000,000	Bank of Nova Scotia Houston, 0.25%, 4/6/15	30,000,373
25,000,000	Bank of Nova Scotia Houston, 0.29%, 8/4/15	25,000,000
25,000,000	Bank of Nova Scotia Houston, 0.32%, 3/10/16(c)	25,000,000
20,000,000	Canadian Imperial Bank of Commerce NY, 0.30%, 10/26/15	20,000,000
25,000,000	Toronto Dominion Bank NY, 0.24%, 8/4/15	25,000,000
25,000,000	Toronto Dominion Bank NY, 0.25%, 5/4/15	25,000,000
25,000,000	Toronto Dominion Bank NY, 0.30%, 8/20/15	25,000,000
43,700,000	Toronto Dominion Bank NY, 0.44%, 5/1/15(c)	43,707,384

		392,708,038

Banks - Foreign — 6.83%
195,000,000	BNP Paribas NY, 0.03%, 4/1/15	195,000,000
40,000,000	DnB NOR Bank ASA, 0.09%, 4/1/15	40,000,000
11,000,000	Nordea Bank Finland NY, 0.27%, 8/18/15	10,999,788
50,000,000	Nordea Bank Finland NY, 0.27%, 8/26/15	49,998,981
40,000,000	Nordea Bank Finland NY, 0.28%, 9/15/15	39,999,074
50,000,000	Rabobank Nederland NY, 0.22%, 4/9/15(c)	50,000,000
29,547,000	Rabobank Nederland NY, 2.13%, 10/13/15	29,809,828
25,000,000	Radobank Nederland NY, 0.27%, 7/7/15(c)	25,000,000
40,000,000	Svenska Handelsbanken NY, 0.18%, 5/5/15	40,000,189
17,000,000	Svenska Handelsbanken NY, 0.26%, 8/12/15	17,000,000
100,000,000	Swedbank, 0.06%, 4/2/15	100,000,000

		597,807,860

Banks - Japanese — 5.14%
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.20%, 4/2/15	50,000,000

8

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.21%, 4/7/15	$50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.22%, 5/4/15	50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.22%, 5/18/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.23%, 4/24/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.23%, 5/4/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.24%, 4/7/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.24%, 4/14/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.25%, 4/2/15	50,000,000

		450,000,000

Total Certificates of Deposit, Yankee		1,440,515,898

(Cost $1,440,515,898)
Corporate Bonds — 17.54%
Banks - Australia & New Zealand — 1.39%
73,600,000	Australia & New Zealand Banking Group Ltd., 0.46%, 5/7/15(a)(c)	73,615,433
6,000,000	Australia & New Zealand Banking Group Ltd., 3.25%, 3/1/16(a)	6,142,904
10,800,000	National Australia Bank Ltd., 0.46%, 5/28/15(a)(c)	10,803,447
10,000,000	National Australia Bank Ltd., 1.60%, 8/7/15	10,043,368
20,700,000	National Australia Bank Ltd., 2.75%, 9/28/15(a)	20,931,154

		121,536,306

Banks - Canadian — 4.43%
50,000,000	Bank of Montreal Chicago, 0.23%, 4/8/15(c)	50,000,000
100,000,000	Bank of Nova Scotia Houston, 0.42%, 3/10/16(c)	100,000,000
28,300,000	Canadian Imperial Bank of Commerce Canada, 0.90%, 10/1/15	28,368,771
50,000,000	Canadian Imperial Bank of Commerce Canada, 2.35%, 12/11/15	50,663,990
33,600,000	Canadian Imperial Bank of Commerce NY, 0.36%, 11/13/15(c)	33,615,510
100,000,000	Canadian Imperial Bank of Commerce NY, 0.40%, 7/3/15(c)	100,000,000
25,000,000	Toronto Dominion Bank, 2.20%, 7/29/15(a)	25,153,708

		387,801,979

Banks - Domestic — 3.56%
4,000,000	Bank of New York Mellon Corp., 0.49%, 10/23/15(c)	4,005,026
30,175,000	Bank of New York Mellon Corp., 0.70%, 10/23/15	30,203,526
75,000,000	JPMorgan Chase Bank NA, 0.38%, 2/22/16(c)	75,000,000
50,000,000	Wells Fargo & Co., 0.46%, 10/28/15(c)	50,034,896
5,315,000	Wells Fargo & Co., 1.19%, 6/26/15(c)	5,325,472
47,200,000	Wells Fargo & Co., 3.63%, 4/15/15	47,260,037
100,000,000	Wells Fargo Bank NA, 0.40%, 2/22/16(c)	100,000,000

		311,828,957

Banks - Foreign — 0.86%
75,000,000	Svenska Handelsbanken AB, 0.46%, 3/3/16(a)(c)	75,000,000

Consumer Discretionary — 0.45%
35,900,000	Coca-Cola Co., 0.24%, 9/1/15(c)	35,901,810

9

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 3,225,000	Walt Disney Co. (The), 0.45%, 12/1/15(c)	$3,225,909

		39,127,719

Consumer Staples — 0.92%
4,765,000	Wal-Mart Stores, Inc., 2.25%, 7/8/15	4,790,481
75,000,000	Wal-Mart Stores, Inc., 5.32%, 6/1/15(e)	75,642,552

		80,433,033

Finance - Diversified Domestic — 3.35%
30,000,000	American Honda Finance Corp., 0.23%, 6/4/15(c)	30,000,000
20,000,000	Caterpillar Financial Services Corp., 0.37%, 6/10/15(c)	20,004,512
25,000,000	Caterpillar Financial Services Corp., 0.41%, 8/28/15(c)	25,015,874
8,690,000	ETC Holdings LLC, 0.08%, 4/1/28, (LOC: U.S. Bank)(c)	8,690,000
4,150,000	General Electric Capital Corp., 1.00%, 12/11/15	4,165,831
51,980,000	General Electric Capital Corp., 1.63%, 7/2/15	52,153,264
10,000,000	General Electric Capital Corp., 2.38%, 6/30/15	10,050,651
17,800,000	Jets Stadium Development LLC, 0.11%, 4/1/47(a)(c)	17,800,000
29,771,000	John Deere Capital Corp., 0.88%, 4/17/15	29,779,027
3,000,000	John Deere Capital Corp., 0.95%, 6/29/15	3,004,374
35,000,000	NGSP, Inc., 0.15%, 6/1/46, (LOC: Wells Fargo Bank)(c)	35,000,000
8,000,000	Paccar Financial Corp., 0.38%, 5/5/15(c)	8,001,745
50,000,000	Toyota Motor Credit Corp., 0.26%, 6/10/15(c)	50,000,000

		293,665,278

Health Care — 1.01%
36,368,000	Glaxosmithkline Capital Plc, 0.75%, 5/8/15	36,385,289
17,455,000	Keep Memory Alive, 0.12%, 5/1/37, (LOC: PNC Bank NA)(c)	17,455,000
34,230,000	Novartis Capital Corp., 2.90%, 4/24/15	34,287,185

		88,127,474

Information Technology — 1.37%
31,700,000	International Business Machines Corp., 0.28%, 7/29/15(c)	31,704,100
28,650,000	International Business Machines Corp., 0.75%, 5/11/15	28,665,798
59,827,000	Texas Instruments, Inc., 0.45%, 8/3/15	59,860,846

		120,230,744

Insurance — 0.20%
9,250,000	New York Life Global Funding, 0.25%, 10/29/15(a)(c)	9,250,000
8,500,000	New York Life Global Funding, 0.75%, 7/24/15(a)	8,511,873

		17,761,873

Total Corporate Bonds		1,535,513,363

(Cost $1,535,513,363)
Municipal Bonds — 10.53%
California — 3.39%
120,000,000	University of California TECP, 0.09%, 4/1/15(b)	120,000,000
19,827,000	University of California TECP, 0.14%, 4/1/15(b)	19,827,000
63,488,000	University of California TECP, 0.14%, 5/5/15(b)	63,479,607

10

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$28,487,000	University of California TECP, 0.14%, 5/11/15(b)	$28,482,570
40,000,000	University of California TECP, 0.14%, 5/12/15(b)	39,993,624
25,000,000	University of California TECP, 0.15%, 5/5/15(b)	24,996,459

		296,779,260

Florida — 0.14%
12,500,000	Miami-Dade County Industrial Development Authority, Miami Stadium Project Revenue, 0.12%, 7/1/37, (LOC: TD Bank N.A.)(c)	12,500,000

Georgia — 0.59%
28,825,000	Municipal Electric Authority TECP, 0.15%, 4/27/15	28,825,000
23,000,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.17%, 6/1/28, (LOC: Wells Fargo Bank)(c)	23,000,000

		51,825,000

Illinois — 0.49%
32,500,000	County of Cook Public Improvements GO, Series D, 0.13%, 11/1/30, (LOC: Barclays Bank Plc)(c)	32,500,000
10,000,000	University of Illinois Facilities Revenue, Series S, 0.10%, 4/1/44, (LOC: Northern Trust Co.)(c)	10,000,000

		42,500,000

Maryland — 0.14%
12,325,000	Montgomery County Housing Opportunities Commission Refunding Revenue, Series D, 0.12%, 7/1/39, (LOC: PNC Bank NA, Freddie Mac)(c)	12,325,000

Michigan — 0.83%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.12%, 9/1/50, (LOC: PNC Bank NA)(c)	25,000,000
47,385,000	Michigan Finance Authority Taxable School Loan Revolving Fund, Series A, 0.10%, 9/1/53, (LOC: JP Morgan Chase Bank NA)(c)	47,385,000

		72,385,000

New Jersey — 0.25%
21,495,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Refunding Revenue, 0.06%, 7/1/38, (LOC: JP Morgan Chase Bank NA)(c)	21,495,000

New York — 0.65%
8,500,000	Nassau Health Care Corp. Refunding Revenue, Series A, 0.11%, 8/1/22, (Credit Support: County GTY), (LOC: JP Morgan Chase Bank NA)(c)	8,500,000
36,240,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.07%, 4/15/36, (Credit Support: Fannie Mae)(c)	36,240,000
12,500,000	New York State Housing Finance Agency, 0.09%, 11/1/48, (LOC: JP Morgan Chase Bank NA)(c)	12,500,000

		57,240,000

11

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

Oklahoma — 0.19%
$ 16,250,000	Grand River Dam Authority Power Improvements Revenue, Series C, 0.13%, 6/1/39, (LOC: Barclays Bank Plc)(c)	$16,250,000

Pennsylvania — 0.84%
54,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.12%, 10/1/28, (LOC: PNC Bank NA)(c)	54,900,000
18,630,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.12%, 11/1/30, (LOC: PNC Bank NA)(c)	18,630,000

		73,530,000

Texas — 0.43%
13,000,000	University of Texas TECP, 0.09%, 4/1/15(b)	13,000,000
14,500,000	University of Texas TECP, 0.10%, 4/7/15(b)	14,500,000
10,000,000	University of Texas TECP, 0.10%, 4/8/15(b)	10,000,000

		37,500,000

Utah — 0.08%
7,150,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.17%, 6/1/31, (LOC: Wells Fargo Bank)(c)	7,150,000

Virginia — 2.51%
206,500,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO17, Class A, 0.05%, 9/15/50, (Credit Support: Freddie Mac)(c)	206,500,000
13,205,000	Newport News Economic Development Authority Industrial Improvement Revenue, Series B, 0.17%, 7/1/31, (LOC: JP Morgan Chase Bank NA)(c)	13,205,000

		219,705,000

Total Municipal Bonds		921,184,260

(Cost $921,184,260)
U.S. Treasury Obligations — 0.57%
U.S. Treasury Notes — 0.57%
50,000,000	0.38%, 1/15/16	50,038,804

Total U.S. Treasury Obligations		50,038,804

(Cost $50,038,804)
Repurchase Agreements — 12.85%
130,000,000	BNP Paribas Securities Corp., dated 3/31/15; due 4/1/15 at 0.10% with maturity value of $130,000,361 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/30/16 to 8/15/20 at rates ranging from 0.084% to 2.625%, aggregate original par and fair value of $130,988,600 and $132,600,087, respectively)	130,000,000

12

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 65,000,000	BNP Paribas Securities Corp., dated 3/31/15; due 4/1/15 at 0.10% with maturity value of $65,000,181 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 1/1/18 to 3/1/45 at rates ranging from 2.00% to 7.00%, aggregate original par and fair value of $223,711,189 and $66,300,000, respectively)	$65,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $198,900,087)	195,000,000

100,000,000	Citibank N.A., dated 3/26/15; due 4/2/15 at 0.09% with maturity value of $100,001,750 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/28/19 to 2/15/35 at rates ranging from 0.000% to 3.625%, aggregate original par and fair value of $162,837,848 and $102,000,074, respectively)	100,000,000
165,000,000	Citibank N.A., dated 3/31/15; due 4/1/15 at 0.11% with maturity value of $165,000,504 (fully collateralized by U.S. Treasury, Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 3/30/16 to 7/15/32 at rates of 0.00% to 6.25%, aggregate original par and fair value of $169,788,500 and $168,300,035, respectively)	165,000,000
50,000,000	Citibank N.A., dated 3/31/15; due 4/1/15 at 0.12% with maturity value of $50,000,167 (fully collateralized by U.S. Treasury, Fannie Mae and Freddie Mac securities with maturity dates ranging from 8/15/24 to 9/1/42 at rates ranging from 2.375% to 4.000%, aggregate original par and fair value of $53,626,575 and $51,000,042, respectively)	50,000,000
50,000,000	Citibank N.A., dated 3/31/15; due 4/7/15 at 0.08% with maturity value of $50,000,778 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/15/20 to 7/15/23 at rates ranging from 0.375% to 3.625%, aggregate original par and fair value of $49,216,500 and $51,000,084, respectively)	50,000,000

	Total Value of Citibank N.A., (collateral value of $372,300,235)	365,000,000

5,000,000	Credit Agricole Corporate and Investment Bank dated 3/31/15; due 4/1/15 at 0.10% with maturity value of $5,000,014 (fully collateralized by a U.S. Treasury security with a maturity date of 4/30/16 at a rate of 0.084%, original par and fair value of $5,098,500 and $5,100,040, respectively)	5,000,000

	Total Value of Credit Agricole Corporate and Investment Bank (collateral value of $5,100,040)	5,000,000

13

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 45,000,000	Deutsche Bank Securities, dated 3/31/15; due 4/1/15 at 0.25% with maturity value of $45,000,313 (fully collateralized by Federal Farm Credit Bank securities with maturity dates ranging from 7/22/19 to 9/19/19 at rates ranging from 1.72% to 1.89%, aggregate original par and fair value of $45,866,000 and $45,900,956, respectively)	$45,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $45,900,956)	45,000,000

50,000,000	Goldman Sachs & Co., dated 3/31/15; due 4/1/15 at 0.12% with maturity value of $50,000,167 (fully collateralized by Ginnie Mae, Fannie Mae and Freddie Mac securities with maturity dates ranging from 12/1/24 to 3/1/45 at rates of 2.50% to 6.00%, aggregate original par and fair value of $61,599,056 and $51,000,001, respectively)	50,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $51,000,001)	50,000,000

100,000,000	JP Morgan Securities, dated 8/13/13 at 0.39% with maturity value of Principal Amount plus interest accrued until maturity (fully collateralized by Fannie Mae and Federal Home Loan Bank securities with maturity dates ranging from 10/1/15 to 12/1/44 at rates ranging from 0.625% to 11.50%, aggregate original par and fair value of $128,557,409 and $102,000,016, respectively)(f)(g)	100,000,000

	Total Value of JP Morgan Securities, (collateral value of $102,000,016)	100,000,000

140,000,000	TD Securities (USA), dated 3/31/15; due 4/1/15 at 0.12% with maturity value of $140,000,467 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/1/19 to 3/1/45 at rates ranging from 2.50% to 7.00%, aggregate original par and fair value of $205,955,658 and $142,800,000, respectively)	140,000,000

	Total Value of TD Securities (USA), (collateral value of $142,800,000)	140,000,000

150,000,000	Wells Fargo Securities, dated 3/31/15; due 4/1/15 at 0.12% with maturity value of $150,000,500 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/3/15 to 3/31/22 at rates ranging from 0.00% to 1.75%, aggregate original par and fair value of $153,317,800 and $153,000,078, respectively)	150,000,000

14

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$75,000,000	Wells Fargo Securities, dated 3/31/15; due 4/1/15 at 0.15% with maturity value of $75,000,313 (fully collateralized by a Freddie Mac security with a maturity date of 2/1/45 at a rate of 3.50%, original par and fair value of $73,041,901 and $76,500,000, respectively)	$75,000,000

	Total Value of Wells Fargo Securities, (collateral value of $229,500,078)	225,000,000

Total Repurchase Agreements		1,125,000,000

(Cost $1,125,000,000)
Total Investments		8,726,017,022
(Cost 8,726,017,022)(h) — 99.70%

Other assets in excess of liabilities — 0.30%		26,276,207

NET ASSETS — 100.00%		$8,752,293,229

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2015. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(d)	Issuer is a U.S. branch of a foreign domiciled bank.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	This security is considered illiquid as to its marketability.
The total investment in restricted and illiquid securities representing $100,000,000 or 1.14% of net assets was as follows:

3/31/15
Acquisition				Carrying
Principal		Acquisition	Acquisition	Value
Amount	Issuer	Date	Cost	Per Unit
100,000,000	JP Morgan Securities	08/13/2013	$100,000,000	$100.00

(g)	Security is perpetual and thus does not have a predetermined maturity. This is a variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2015. The maturity date used for rule 2a-7 of the Investment Company Act of 1940 was April 5, 2015.
(h)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

TECP - Tax Exempt Commercial Paper

See notes to financial statements.

15

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2015 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Corporate Bonds — 0.25%
Information Technology — 0.25%
$15,200,000	Net Magan Two LLC, 0.17%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 7.90%
California — 1.31%
14,600,000	California Statewide Communities Development Agency Multi Family Revenue, Series DD, 0.03%, 10/15/36, (Credit Support: Fannie Mae)(a)	14,600,000
15,300,000	California Statewide Communities Development Authority Multi Family Revenue, Series C, 0.03%, 5/15/35, (Credit Support: Fannie Mae)(a)	15,300,000
29,320,000	California Statewide Communities Development Authority Single Family Revenue, Series NN-1, 0.03%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,320,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.03%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000

		80,020,000

Indiana — 0.46%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.04%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

Nevada — 0.73%
10,800,000	Nevada Housing Division Multi Unit Housing, Silver Project, Series A, 0.04%, 10/15/35, (LOC: Fannie Mae)(a)	10,800,000
16,300,000	Nevada Housing Division Multi Unit Housing, Sonoma Palms, 0.04%, 4/15/39, (Credit Support: Fannie Mae)(a)	16,300,000
17,000,000	Nevada Housing Division Multi Unit Housing, Southwest VLG Project, 0.04%, 10/15/38, (Credit Support: Fannie Mae)(a)	17,000,000

		44,100,000

New York — 3.24%
20,550,000	New York Metropolitan Transportation Authority Transit Improvements Refunding Revenue, 0.22%, 7/1/15	20,550,992
20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.02%, 5/15/32, (Credit Support: Fannie Mae)(a)	20,000,000
21,000,000	New York State Housing Finance Agency 750 6th. Ave. Revenue, Series A, 0.03%, 5/15/31, (Credit Support: Fannie Mae)(a)	21,000,000
60,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.03%, 11/1/38, (Credit Support: Freddie Mac)(a)	60,000,000
13,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.03%, 11/1/38, (Credit Support: Freddie Mac)(a)	13,000,000

16

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 50,000,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 0.03%, 11/1/32, (Credit Support: Freddie Mac)(a)	$50,000,000
13,000,000	New York State Housing Finance Agency Victory Housing Revenue, Series 2002-A, 0.03%, 11/1/33, (Credit Support: Freddie Mac)(a)	13,000,000

		197,550,992

Virginia — 1.75%
50,700,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.05%, 5/15/46, (Credit Support: Freddie Mac)(a)	50,700,000
31,945,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.05%, 6/15/36, (Credit Support: Freddie Mac)(a)	31,945,000
9,430,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO25, Class A, 0.05%, 9/15/38, (Credit Support: Freddie Mac)(a)	9,430,000
14,785,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO28, Class A, 0.04%, 9/15/24(a)	14,785,000

		106,860,000

Washington — 0.41%
25,180,000	Washington State Housing Finance Commission Queen Anne Project Revenue, Series A, 0.04%, 9/1/38, (Credit Support: Fannie Mae)(a)	25,180,000

Total U.S. Government Agency Backed Municipal Bonds		481,410,992

(Cost $481,410,992)
U.S. Government Agency Obligations — 71.85%
Fannie Mae — 17.13%
42,500,000	0.08%, 4/1/15(b)	42,500,000
67,150,000	0.08%, 4/1/15(b)	67,150,000
10,400,000	0.10%, 4/1/15(b)	10,400,000
116,867,000	0.10%, 6/1/15(b)	116,847,198
131,501,500	0.11%, 7/1/15(b)	131,464,935
28,098,000	0.11%, 7/1/15(b)	28,090,010
33,932,000	0.11%, 7/1/15(b)	33,922,565
9,530,000	0.11%, 4/1/15(b)	9,530,000
60,000,000	0.11%, 4/6/15(b)	59,999,083
6,760,000	0.11%, 4/13/15(b)	6,759,752
52,000,000	0.12%, 7/1/15(b)	51,983,898
12,792,000	0.12%, 7/1/15(b)	12,788,039
55,299,000	0.12%, 7/1/15(b)	55,282,575
28,098,000	0.13%, 4/1/15(b)	28,098,000
34,061,000	0.13%, 4/1/15(b)	34,061,000
1,500,000	0.13%, 4/27/15(b)	1,499,859
39,170,900	0.14%, 4/1/15(b)	39,170,900
16,400,000	0.14%, 8/5/15(a)	16,400,894
50,000,000	0.15%, 10/21/16	49,997,195

17

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 12,878,000	0.15%, 4/1/15(b)	$12,878,000
900,000	0.15%, 4/1/15(b)	900,000
900,000	0.15%, 4/13/15(b)	899,955
35,000,000	0.16%, 10/21/15	35,005,007
3,060,000	0.38%, 12/21/15	3,061,131
11,743,015	0.48%, 9/25/15	11,743,015
82,506,000	0.50%, 7/2/15	82,578,143
1,122,325	0.51%, 1/25/17	1,122,692
96,879	0.56%, 3/25/16	96,894
13,030,919	0.59%, 8/25/15	13,030,919
4,367,818	0.95%, 11/25/15	4,370,597
300,363	1.08%, 2/25/16	300,923
10,100,000	2.00%, 8/18/15	10,170,568
49,575,000	2.38%, 7/28/15	49,930,648
22,400,000	5.00%, 4/15/15	22,443,513

		1,044,477,908

Federal Farm Credit Bank — 6.68%
25,000,000	0.13%, 10/8/15(a)	24,999,321
7,700,000	0.13%, 4/10/15(b)	7,699,750
25,000,000	0.14%, 7/16/15(a)	25,000,301
58,000,000	0.14%, 2/11/16(a)	57,992,484
20,000,000	0.14%, 1/25/16(a)	19,999,590
17,500,000	0.18%, 1/19/16(a)	17,502,904
50,000,000	0.18%, 5/5/16(a)	50,008,412
10,800,000	0.19%, 4/23/15(a)	10,800,459
25,000,000	0.19%, 10/3/16(a)	25,009,544
40,000,000	0.20%, 7/10/15(a)	40,007,946
17,900,000	0.20%, 12/7/15	17,896,938
62,000,000	0.20%, 3/13/17(a)	62,030,601
30,475,000	0.21%, 4/6/15(a)	30,475,188
8,120,000	0.25%, 7/15/16(a)	8,128,773
3,000,000	0.40%, 8/26/15	3,002,053
4,000,000	0.40%, 9/24/15	4,003,521
2,810,000	4.88%, 12/16/15	2,900,731

		407,458,516

Federal Home Loan Bank — 32.88%
1,757,000	0.06%, 4/10/15(b)	1,756,974
15,000,000	0.06%, 4/17/15(b)	14,999,600
40,000,000	0.07%, 4/29/15(b)	39,999,043
25,000,000	0.08%, 4/13/15(b)	24,999,375
100,000,000	0.08%, 6/10/15(b)	99,985,008
58,375,000	0.08%, 6/12/15(b)	58,365,393
40,000,000	0.08%, 5/8/15(b)	39,996,916
15,700,000	0.08%, 5/15/15(b)	15,698,522
50,000,000	0.08%, 5/20/15(b)	49,994,828

18

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 80,000,000	0.09%, 5/12/15	$79,999,012
85,000,000	0.10%, 4/24/15(b)	84,994,732
25,000,000	0.10%, 4/8/15(b)	24,999,514
100,000,000	0.10%, 4/15/15(b)	99,996,072
10,000,000	0.10%, 4/9/15(b)	9,999,778
50,000,000	0.10%, 4/10/15(b)	49,998,756
117,500,000	0.10%, 4/22/15(b)	117,493,093
10,000,000	0.10%, 5/19/15(b)	9,998,733
35,000,000	0.10%, 5/20/15(b)	34,995,284
7,000,000	0.11%, 4/9/15	6,999,984
50,000,000	0.11%, 5/20/15(a)	49,999,072
85,000,000	0.11%, 4/17/15(b)	84,996,033
2,000,000	0.11%, 4/24/15(b)	1,999,859
4,800,000	0.12%, 4/29/15(b)	4,799,552
50,000,000	0.12%, 5/21/15(a)	49,999,558
1,100,000	0.12%, 5/29/15(b)	1,099,787
20,000,000	0.13%, 8/25/15(a)	20,000,000
3,770,000	0.13%, 9/10/15	3,768,457
13,500,000	0.13%, 4/15/15(b)	13,499,318
15,000,000	0.13%, 7/31/15(b)	14,993,446
80,000,000	0.14%, 4/10/15(a)	79,999,826
15,000,000	0.14%, 7/16/15(a)	15,001,419
35,000,000	0.14%, 7/21/15(a)	35,001,160
25,000,000	0.14%, 9/28/15(a)	24,998,743
50,000,000	0.14%, 10/14/15(a)	49,997,318
40,000,000	0.14%, 8/25/15	39,996,773
50,000,000	0.15%, 10/7/15(a)	50,006,485
40,000,000	0.15%, 11/20/15(a)	40,000,000
35,000,000	0.15%, 1/21/16(a)	34,998,527
1,000,000	0.15%, 5/20/15(b)	999,796
50,000,000	0.16%, 6/26/15(a)	50,000,000
20,000,000	0.16%, 9/21/15(a)	20,000,446
6,865,000	0.17%, 9/14/15(a)	6,865,990
20,000,000	0.17%, 6/25/15	19,999,422
50,000,000	0.17%, 9/17/15(a)	49,996,405
10,000,000	0.17%, 7/22/15	10,000,933
1,700,000	0.20%, 9/18/15	1,699,861
52,750,000	0.20%, 8/19/15	52,752,267
30,000,000	0.20%, 8/28/15	29,998,461
40,000,000	0.20%, 10/16/15	39,990,675
25,000,000	0.21%, 8/21/15	25,000,000
5,500,000	0.21%, 8/28/15	5,499,721
23,000,000	0.21%, 10/9/15	22,997,254
25,000,000	0.23%, 1/4/16	24,990,692
25,000,000	0.25%, 1/12/16	24,993,415
50,000,000	0.33%, 4/1/16	49,977,909
50,000,000	0.34%, 3/14/16	49,988,896
25,725,000	0.38%, 8/28/15	25,743,298

19

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 11,040,000	1.00%, 3/11/16	$11,106,829
1,340,000	1.75%, 9/11/15	1,349,134

		2,004,377,354

Freddie Mac — 13.04%
1,600,000	0.08%, 4/2/15(b)	1,599,997
2,600,000	0.09%, 4/2/15(b)	2,599,993
4,600,000	0.10%, 4/9/15(b)	4,599,898
9,470,000	0.11%, 4/9/15(b)	9,469,769
30,900,000	0.11%, 4/10/15(b)	30,899,168
6,900,000	0.12%, 4/10/15(b)	6,899,793
40,000,000	0.12%, 4/14/15(b)	39,998,339
4,000,000	0.12%, 4/15/15(b)	3,999,813
50,000,000	0.15%, 6/15/16(a)	49,990,763
100,000	0.15%, 4/9/15(b)	99,997
1,000,000	0.15%, 4/14/15(b)	999,946
99,000,000	0.16%, 6/26/15(a)	99,004,844
145,000,000	0.16%, 7/16/15(a)	145,014,153
50,000,000	0.16%, 11/25/15(a)	50,000,000
85,000,000	0.17%, 7/17/15	85,006,034
50,000,000	0.17%, 7/21/16(a)	49,992,815
48,750,000	0.50%, 4/17/15	48,758,427
81,953,000	1.75%, 9/10/15	82,512,880
28,250,000	4.38%, 7/17/15	28,597,676
53,000,000	4.75%, 1/19/16	54,891,587

		794,935,892

Overseas Private Investment Corp. — 2.12%
60,000,000	0.11%, 9/15/20(a)	60,000,000
27,000,000	0.11%, 7/15/25(a)	27,000,000
15,000,000	0.11%, 11/15/28(a)	15,000,000
27,000,000	0.11%, 1/15/30(a)	27,000,000

		129,000,000

Total U.S. Government Agency Obligations		4,380,249,670

(Cost $4,380,249,670)

U.S. Treasury Obligations — 2.88%
U.S. Treasury Notes — 2.88%
25,000,000	0.25%, 7/15/15	25,006,738
50,000,000	0.25%, 12/15/15	50,008,146
50,000,000	0.38%, 1/15/16	50,033,108
25,000,000	1.75%, 7/31/15	25,130,517

20

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 25,000,000	2.00%, 1/31/16	$25,347,432

		175,525,941

Total U.S. Treasury Obligations		175,525,941

(Cost $175,525,941)
Repurchase Agreements — 20.92%
50,000,000	BNP Paribas Securities Corp., dated 3/31/15; due 4/1/15 at 0.10% with maturity value of $50,000,139 (fully collateralized by Fannie Mae, Freddie Mac and Federal Farm Credit Bank securities with maturity dates ranging from 3/23/18 to 8/1/43 at rates of 0.27% to 7.00%, aggregate original par and fair value of $74,400,330 and $51,000,996, respectively)	50,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $51,000,996)	50,000,000

150,000,000	Citibank N.A., dated 3/26/15; due 4/2/15 at 0.10% with maturity value of $150,002,917 (fully collateralized by U.S. Treasury, Fannie Mae, Freddie Mac, Federal Farm Credit Bank and Federal Home Loan Bank securities with maturity dates ranging from 7/15/15 to 5/15/43 at rates of 0.00% to 6.25%, aggregate original par and fair value of $154,169,000 and $153,000,040, respectively)	150,000,000
30,000,000	Citibank N.A., dated 3/31/15; due 4/1/15 at 0.10% with maturity value of $30,000,083 (fully collateralized by U.S. Treasury and Freddie Mac securities with maturity dates ranging from 3/15/16 to 11/15/38 at rates ranging from 0.000% to 3.625%, aggregate original par and fair value of $29,824,070 and $30,600,009, respectively)	30,000,000
85,000,000	Citibank N.A., dated 3/31/15; due 4/1/15 at 0.11% with maturity value of $85,000,260 (fully collateralized by U.S. Treasury, Fannie Mae and Federal Home Loan Bank securities with maturity dates ranging from 7/12/22 to 11/15/41 at rates of 2.350% to 3.125%, aggregate original par and fair value of $124,303,100 and $86,700,091, respectively)	85,000,000
100,000,000	Citibank N.A., dated 3/31/15; due 4/7/15 at 0.08% with maturity value of $100,001,556 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/30/20 to 11/15/42 at rates ranging from 0.000% to 3.625%, aggregate original par and fair value of $115,102,978 and $102,000,096, respectively)	100,000,000
100,000,000	Citibank N.A., dated 3/31/15; due 4/7/15 at 0.09% with maturity value of $100,001,750 (fully collateralized by U.S. Treasury, Fannie Mae, Freddie Mac, Federal Farm Credit Bank and Federal Home Loan Bank securities with maturity dates ranging from 3/15/16 to 5/4/37 at rates of 0.000% to 3.375%, aggregate original par and fair value of $100,401,300 and $102,000,015, respectively)	100,000,000

	Total Value of Citibank N.A., (collateral value of $474,300,251)	465,000,000

21

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 35,000,000	Deutsche Bank Securities, dated 3/31/15; due 4/1/15 at 0.25% with maturity value of $35,000,243 (fully collateralized by Fannie Mae and Federal Farm Credit Bank securities with maturity dates ranging from 1/26/16 to 10/18/17 at rates of 0.33% to 1.00%, aggregate original par and fair value of $35,658,000 and $35,700,993, respectively)	$35,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $35,700,993)	35,000,000

50,000,000	Federal Reserve, dated 3/30/15; due 4/6/15 at 0.10% with maturity value of $50,000,972 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/15/21 to 11/15/21 at rates ranging from 2.000% to 3.625%, aggregate original par and fair value of $48,748,800 and $50,000,321, respectively)	50,000,000

	Total Value of Federal Reserve, (collateral value of $50,000,321)	50,000,000

100,000,000	Goldman Sachs & Co., dated 3/31/15; due 4/1/15 at 0.12% with maturity value of $100,000,333 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 10/1/25 to 8/1/44 at rates of 2.50% to 5.50%, aggregate original par and fair value of $200,586,578 and $102,000,000, respectively)	100,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $102,000,000)	100,000,000

50,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/25/15; due 4/1/15 at 0.07% with maturity value of $50,000,681 (fully collateralized by a Freddie Mac security with a maturity date of 12/1/44 at a rate of 3.50%, original par and fair value of $49,287,328 and $51,000,001, respectively)	50,000,000
10,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/15; due 4/1/15 at 0.10% with maturity value of $10,000,028 (fully collateralized by a U.S. Treasury security with a maturity date of 8/15/26 at a rate of 0.00%, original par and fair value of $13,145,347 and $10,200,001, respectively)	10,000,000
25,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/15; due 4/1/15 at 0.11% with maturity value of $25,000,076 (fully collateralized by a Freddie Mac security with a maturity date of 12/1/44 at a rate of 3.50%, original par and fair value of $24,643,664 and $25,500,000, respectively)	25,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/15; due 4/7/15 at 0.08% with maturity value of $50,000,778 (fully collateralized by a Freddie Mac security with a maturity date of 12/1/44 at a rate of 3.50%, original par and fair value of $49,287,328 and $51,000,001, respectively)	50,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $137,700,003)	135,000,000

22

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$140,000,000	TD Securities (USA), dated 3/31/15; due 4/1/15 at 0.12% with maturity value of $140,000,467 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 9/1/21 to 2/1/45 at rates of 3.00% to 6.00%, aggregate original par and fair value of $194,396,601 and $142,800,000, respectively)	$140,000,000

	Total Value of TD Securities (USA), (collateral value of $142,800,000)	140,000,000

225,000,000	Wells Fargo Securities, dated 3/31/15; due 4/1/15 at 0.12% with maturity value of $225,000,750 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/30/15 to 11/15/43 at rates ranging from 0.00% to 0.75%, aggregate original par and fair value of $232,462,800 and $229,500,081, respectively)	225,000,000
75,000,000	Wells Fargo Securities, dated 3/31/15; due 4/1/15 at 0.15% with maturity value of $75,000,313 (fully collateralized by a Freddie Mac security with a maturity date of 2/1/45 at a rate of 3.50%, original par and fair value of $73,041,901 and $76,500,000, respectively)	75,000,000

	Total Value of Wells Fargo Securities, (collateral value of $306,000,081)	300,000,000

Total Repurchase Agreements		1,275,000,000

(Cost $1,275,000,000)

Total Investments		$6,327,386,603
(Cost 6,327,386,603)(c) — 103.80%

Liabilities in excess of other assets — (3.80)%		(231,474,785)

NET ASSETS — 100.00%		$6,095,911,818

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2015. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC -Letter of Credit

  See notes to financial statements.

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

March 31, 2015 (Unaudited)

Principal Amount		Value

Municipal Bonds — 99.14%
Alabama — 0.58%
$7,800,000	Mobile County Industrial Development Authority, Exxon Mobil Project Refunding Revenue, 0.02%, 7/15/32(a)	$7,800,000

Alaska — 0.52%
7,090,000	City of Valdez Exxon Pipeline Co. Project Refunding Revenue, Series C, 0.02%, 12/1/33(a)	7,090,000

Arizona — 0.17%
2,265,000	Arizona Health Facilities Authority, Banner Health Refunding Revenue, Series F, 0.02%, 1/1/29, (LOC: JP Morgan Chase Bank NA)(a)	2,265,000

California — 0.90%
6,645,000	California Municipal Finance Authority Pacific Meadows Apartments Revenue, 0.06%, 10/1/47, (Credit Support: Freddie Mac)(a)(b)	6,645,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.04%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,600,000

		12,245,000

Colorado — 2.30%
4,365,000	Colorado Educational & Cultural Facilities Authority Private Primary Schools Revenue, 0.03%, 5/1/32, (LOC: U.S. Bank NA)(a)	4,365,000
4,250,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, 0.03%, 11/1/33, (LOC: U.S. Bank NA)(a)	4,250,000
1,130,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A, 0.12%, 4/1/24, (LOC: Wells Fargo Bank)(a)	1,130,000
8,530,000	Colorado Health Facilities Authority, Evangelical Nursing Home Revenue, 0.02%, 6/1/37, (LOC: U.S. Bank NA)(a)	8,530,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.03%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000
4,835,000	Gateway Regional Metropolitan District Refunding GO, 0.12%, 12/1/37, (LOC: Wells Fargo Bank)(a)	4,835,000
4,075,000	Holland Creek Metropolitan District Revenue, 0.03%, 6/1/41, (LOC: Bank of America NA)(a)	4,075,000
485,000	Parker Automotive Metropolitan District GO, 0.03%, 12/1/34, (LOC: U.S. Bank NA)(a)	485,000

		31,145,000

Delaware — 0.35%
4,680,000	Delaware State Economic Development Authority Revenue, 0.02%, 5/1/36, (LOC: PNC Bank NA)(a)	4,680,000

District Of Columbia — 1.73%
1,400,000	District of Columbia Internships and Academic Revenue, 0.02%, 7/1/36, (LOC: Branch Banking & Trust)(a)	1,400,000

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$22,000,000	Metropolitan Washington Airports Authority Refunding Revenue, Subseries C2, 0.02%, 10/1/39, (LOC: Barclays Bank PLC)(a)	$22,000,000

		23,400,000

Florida — 2.23%
10,575,000	Florida Capital Trust Agency, Portofino Villas, Series A, 0.03%, 4/15/36, (Credit Support: Fannie Mae)(a)	10,575,000
3,525,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.03%, 2/15/28, (Credit Support: Fannie Mae)(a)	3,525,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.04%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.04%, 10/1/25(a)(b)	2,225,000
8,560,000	Orange County Housing Finance Authority, Post Fountains Project Refunding Revenue, 0.02%, 6/1/25, (Credit Support: Fannie Mae)(a)	8,560,000

		30,130,000

Georgia — 0.87%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.02%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000
4,610,000	Fulton County Development Authority School Improvement Revenue, 0.02%, 8/1/35, (LOC: Branch Banking & Trust)(a)	4,610,000

		11,825,000

Idaho — 0.04%
515,000	Idaho Health Facilities Authority, Trinity Health Refunding Revenue, Series D, 2.00%, 12/1/15	521,378

Illinois — 12.21%
30,000,000	City of Chicago Public Improvements Refunding GO, Series B2, 0.04%, 1/1/34, (LOC: JP Morgan Chase Bank NA)(a)	30,000,000
14,495,000	City of Chicago Refunding GO, Series D-2, 0.03%, 1/1/40, (LOC: Northern Trust Co.)(a)	14,495,000
2,900,000	City of Chicago Waterworks Refunding Revenue, Sub Series, 04-3, 0.02%, 11/1/31, (LOC: State Street Bank & Trust)(a)	2,900,000
4,870,000	City of Elmhurst Hospital Improvements Revenue, 0.02%, 7/1/18, (LOC: JP Morgan Chase Bank NA)(a)	4,869,972
20,000,000	Illinois Educational Facilities Authority TECP, 0.06%, 6/1/15, (LOC: Northern Trust Co.)(c)	20,000,000
5,300,000	Illinois Educational Facilities Authority, Field Museum of National History Revenue, 0.04%, 11/1/25, (LOC: Northern Trust Co.)(a)	5,300,000
4,600,000	Illinois Finance Authority, Healthcare Systems Refunding Revenue, Series B, 0.02%, 11/15/37, (LOC: PNC Bank NA)(a)	4,600,000
5,650,000	Illinois Finance Authority, Steppenwolf Theatre Co. Project Refunding Revenue, 0.02%, 3/1/43, (LOC: Northern Trust Co.)(a)	5,650,000
3,300,000	Illinois Finance Authority, The Adler Planetarium Recreational Revenue, 0.02%, 4/1/31, (LOC: PNC Bank NA)(a)	3,300,000

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 4,700,000	Illinois Finance Authority, University of Chicago Medical Center Revenue, Series A, 0.03%, 8/1/44, (LOC: Bank of America N.A.)(a)	$4,700,000
7,600,000	Illinois Finance Authority, Wesleyan University Refunding Revenue, 0.02%, 9/1/23, (LOC: PNC Bank NA)(a)	7,600,000
12,900,000	Illinois Finance Authority, Wesleyan University Refunding Revenue, 0.02%, 9/1/42, (LOC: PNC Bank NA)(a)	12,900,000
2,685,000	Illinois Health Facilities Authority Revenue, Series C, 0.02%, 1/1/16, (LOC: JP Morgan Chase Bank NA)(a)	2,685,000
8,700,000	Illinois State Development Finance Authority, Oak Park Residence Corp. Project Revenue, 0.02%, 7/1/41, (LOC: PNC Bank NA)(a)	8,700,000
20,500,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2A, 0.03%, 7/1/30, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	20,500,000
3,790,000	Saint Clair County, Mckendree College Project Revenue, 0.03%, 6/1/34, (LOC: U.S. Bank NA)(a)	3,790,000
5,355,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.02%, 12/1/23, (LOC: U.S. Bank NA)(a)	5,355,000
7,920,000	Village of Channahon Morris Hospital Revenue, 0.02%, 12/1/34, (LOC: U.S. Bank NA)(a)	7,920,000

		165,264,972

Indiana — 2.05%
4,100,000	City of Rockport Pollution Control Refunding Revenue, 0.03%, 7/1/25, (LOC: Bank Tokyo-Mitsubishi UFJ)(a)	4,100,000
23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.01%, 11/15/33(a)	23,600,000

		27,700,000

Iowa — 1.67%
9,000,000	City of Des Moines, Methodist Medical Center Project Revenue, 0.04%, 8/1/15, (LOC: Wells Fargo Bank)(a)	9,000,000
5,200,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.02%, 5/1/17, (LOC: Federal Home Loan Bank, Des Moines)(a)	5,200,000
1,125,000	County of Woodbury Siouxland Medical Education Foundation Revenue, 0.12%, 11/1/16, (LOC: U.S. Bank NA)(a)	1,125,000
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.12%, 5/1/20, (LOC: Wells Fargo Bank)(a)	7,270,000

		22,595,000

Kansas — 1.32%
2,930,000	City of Olathe Recreational Revenue, Series B, 0.04%, 11/1/18, (LOC: Bank of America NA)(a)	2,930,000
15,000,000	City of Wichita Public Improvements Refunding GO, Series 268, 0.25%, 10/15/15	15,002,348

		17,932,348

Louisiana — 4.25%
10,985,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Refunding Revenue, 0.03%, 3/1/22(a)	10,985,000

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 3,000,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, Series A, 0.03%, 8/1/35(a)	$3,000,000
15,000,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, Series B, 0.03%, 12/1/40(a)	15,000,000
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.02%, 10/1/37, (LOC: Federal Home Loan Bank, Dallas)(a)	9,055,000
5,750,000	Louisiana Public Facilities Authority, Community Health Care Project Revenue, 0.04%, 4/1/21, (LOC: Bank of NY Mellon, Capital One NA)(a)	5,750,000
12,600,000	Louisiana Public Facilities Authority, Multifamily Housing Refunding Revenue, 0.02%, 4/1/36, (Credit Support: Freddie Mac)(a)	12,600,000
1,155,000	Terrebonne Economic Development Authority, Buquet District Industrial Revenue, 0.25%, 9/1/29, (LOC: Federal Home Loan Bank, Dallas)(a)	1,155,000

		57,545,000

Maryland — 1.19%
12,861,000	John’s Hopkins University TECP, 0.08%, 4/1/15(c)	12,861,000
3,260,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series B, 0.02%, 4/1/35, (LOC: TD Bank NA)(a)	3,260,000

		16,121,000

Massachusetts — 0.43%
700,000	Commonwealth of Massachusetts Public Improvements GO, Series B, 5.00%, 8/1/15	711,319
2,675,000	Commonwealth of Massachusetts Public Improvements Refunding GO, Series C, 5.00%, 12/1/15	2,761,451
2,325,000	Commonwealth of Massachusetts Refunding GO OID, Series A, 3.38%, 9/1/15	2,356,696

		5,829,466

Michigan — 4.48%
15,795,000	Michigan Hospital Finance Authority, Trinity Healthcare TECP, 0.04%, 4/1/15(c)	15,795,000
5,000,000	Michigan State Building Authority Refunding Revenue, Series II-B, 0.04%, 10/15/43, (LOC: Citibank, N.A.)(a)	5,000,000
15,335,000	Oakland University Refunding Revenue, 0.02%, 3/1/31, (LOC: JP Morgan Chase Bank NA)(a)	15,335,000
12,010,000	University of Michigan TECP, 0.03%, 4/1/15(c)	12,010,000
2,200,000	University of Michigan TECP, 0.03%, 4/1/15(c)	2,200,000
10,305,000	University of Michigan, Series D-2, 0.01%, 12/1/29(a)	10,305,000

		60,645,000

Minnesota — 14.08%
1,500,000	Bloomington Independent School District No. 271 Refunding Revenue GO, Series A, 5.00%, 2/1/16, (Credit Support: School District Credit Program)	1,558,650

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 9,715,000	City of Andover Senior Housing Presbyterian Homes Inc. Project, Refunding Revenue, 0.03%, 11/15/33, (Credit Support: Fannie Mae)(a)	$9,715,000
1,825,000	City of Bloomington Bristol Village Apartments Project Refunding Revenue, Series A1, 0.03%, 11/15/32, (Credit Support: Fannie Mae)(a)	1,825,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.03%, 7/15/30, (Credit Support: Fannie Mae)(a)	4,860,000
12,035,000	City of Inver Grove Heights Refunding Revenue, 0.03%, 5/15/35, (Credit Support: Fannie Mae)(a)	12,035,000
6,200,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.03%, 5/15/34, (Credit Support: Fannie Mae)(a)	6,199,994
3,100,000	City of Roseville Senior Housing Eaglecrest Project, Refunding Revenue, 0.03%, 7/1/39, (Credit Support: Freddie Mac)(a)	3,100,000
3,820,000	City of Saint Louis Park Parkshore Senior Project Refunding Revenue, 0.02%, 8/1/34, (Credit Support: Freddie Mac)(a)	3,820,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.02%, 9/15/33, (Credit Support: Fannie Mae)(a)	5,565,000
1,060,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.03%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,060,000
4,000,000	Elk River Independent School District No. 728 Refunding GO, Series A, 5.00%, 2/1/16, (Credit Support: School District Credit Program)	4,159,456
1,065,000	Minnesota State Public Improvements GO, Series A, 5.00%, 6/1/15	1,073,618
1,090,000	Minnesota State Public Improvements GO, Series A, 5.00%, 10/1/15	1,116,574
5,500,000	Pine City Senior Housing Lakeview Commons Project Refunding Revenue, 0.03%, 4/15/36, (Credit Support: Fannie Mae)(a)	5,500,000
10,000,000	Rochester Healh Care Facilities TECP, 0.03%, 4/1/15, (Credit Support: Mayo Clinic Foundation)(c)	10,000,000
10,000,000	Rochester Healh Care Facilities TECP, 0.03%, 4/1/15, (Credit Support: Mayo Clinic Foundation)(c)	10,000,000
8,550,000	Rochester Healh Care Facilities TECP, 0.05%, 5/5/15, (Credit Support: Mayo Clinic Foundation)(c)	8,550,000
29,450,000	Rochester Healh Care Facilities TECP, 0.05%, 5/6/15, (Credit Support: Mayo Clinic Foundation)(c)	29,450,000
5,350,000	Saint Paul Housing & Redevelopment Authority, Highland Ridge Project Refunding Revenue, 0.03%, 10/1/33, (Credit Support: Freddie Mac)(a)	5,350,000
7,745,000	Saint Paul Port Authority Sibley Project Refunding Revenue, 0.02%, 2/1/34, (Credit Support: Freddie Mac)(a)	7,744,996
5,130,000	South Washington County Independent School District No. 833 Refunding GO, Series A, 2.00%, 2/1/16, (Credit Support: School District Credit Program)	5,197,357
21,295,000	State of Minnesota Various Purpose GO, Series A, 5.00%, 8/1/15	21,642,257
29,750,000	University of Minnesota TECP, 0.05%, 5/5/15(c)	29,750,000

28

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$ 1,280,000	University of Minnesota University and College Improvements Revenue, Series D, 5.00%, 12/1/15	$1,321,426

		190,594,328

Mississippi — 5.24%
11,300,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.01%, 11/1/35(a)	11,300,000
9,700,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.02%, 12/1/30(a)	9,700,000
5,425,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series C, 0.01%, 12/1/30(a)	5,425,000
3,500,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series C, 0.01%, 11/1/35(a)	3,500,000
15,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.03%, 11/1/35(a)	15,000,000
3,160,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series G, 0.01%, 12/1/30(a)	3,160,000
8,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series H, 0.02%, 11/1/35(a)	8,000,000
7,650,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series I, 0.01%, 11/1/35(a)	7,650,000
7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.02%, 5/1/39, (LOC: Federal Home Loan Bank, Atlanta)(a)	7,140,000

		70,875,000

Missouri — 1.11%
3,400,000	Kansas City, Roe Bartle Refunding Revenue, Series E, 0.02%, 4/15/34, (LOC: Sumitomo Mitsui Banking)(a)	3,400,000
5,000,000	Kansas City, Roe Bartle Refunding Revenue, Series F, 0.02%, 4/15/25, (LOC: Sumitomo Mitsui Banking)(a)	5,000,000
1,900,000	Missouri State Health & Educational Facilities Authority Ascension Health Refunding Revenue, Series C2, 0.01%, 11/15/39(a)	1,900,001
4,735,000	Nodaway County Industrial Development Authority Northwest Foundation Inc. Revenue, 0.02%, 11/1/28, (LOC: U.S. Bank NA)(a)	4,735,000

		15,035,001

Montana — 1.53%
14,775,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.23%, 3/1/32(a)	14,774,544
6,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.23%, 3/1/35(a)	6,000,000

		20,774,544

Nevada — 0.30%
4,000,000	County of Clark Natural Gas Utility Improvements Revenue, Series A, 0.02%, 12/1/39, (LOC: Bank of America NA)(a)	4,000,000

29

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

New York — 8.06%
$20,000,000	City of Rochester Public Improvements GO, Series II, 2.00%, 8/10/15	$20,126,753
10,000,000	Nassau County Interim Finance Authority Refunding Revenue, Series B, 0.02%, 11/15/21, (LOC: Sumitomo Mitsui Banking)(a)	9,999,906
5,000,000	New York City Housing Development Corp. 101 Avenue D Apartments Refunding Revenue, Series A, 0.02%, 7/1/43, (LOC: Bank of America N.A.)(a)	5,000,000
10,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, 0.02%, 11/1/29(a)	10,000,000
3,855,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 11/1/15	3,963,880
17,130,000	New York State Dormitory Authority Nursing Home Improvements Revenue, Series A, 0.01%, 11/15/36, (Credit Support: Fannie Mae)(a)	17,130,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.04%, 8/1/15, (LOC: Wells Fargo Bank NA)(a)	27,400,000
10,490,000	New York State Housing Finance Agency, College Arms Revenue, Series A, 0.01%, 5/1/48, (Credit Support: Freddie Mac)(a)	10,490,000
5,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Subseries B2, 0.01%, 1/1/32, (LOC: Wells Fargo Bank NA)(a)	5,000,000

		109,110,539

North Carolina — 1.31%
6,545,000	Charlotte-Mecklenburg Hospital Authority Refunding Revenue, Carolinas Healthcare, Series D, 0.03%, 1/15/26, (LOC: US Bank, N.A.)(a)	6,545,000
2,500,000	Charlotte-Mecklenburg Hospital Authority, Series E, 0.02%, 1/15/44, (LOC: TD Bank, NA)(a)	2,500,000
4,700,000	Lower Cape Fear Water & Sewer Authority Water Utility Improvements Revenue, 0.02%, 12/1/34, (LOC: Rabobank Cooperative)(a)	4,700,000
1,300,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.02%, 7/1/19, (LOC: Branch Banking & Trust)(a)	1,300,000
2,660,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.05%, 11/1/27, (LOC: Branch Banking & Trust)(a)	2,660,000

		17,705,000

Ohio — 0.55%
4,800,000	Cuyahoga County, Cleveland Health Educational Museum Revenue, 0.02%, 3/1/32, (LOC: PNC Bank N.A.)(a)	4,800,000
2,700,000	Ohio Higher Educational Facility Commission, John Carroll Revenue, Series A, 0.02%, 11/15/31, (LOC: JP Morgan Chase Bank NA)(a)	2,700,000

		7,500,000

30

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

Oregon — 0.23%
$ 3,025,000	State of Oregon State Board of Higher Education Refunding GO, Series A, 5.00%, 8/1/15	$3,074,205

Pennsylvania — 5.92%
6,800,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.02%, 6/1/30, (LOC: PNC Bank NA)(a)	6,800,000
2,000,000	Allegheny County Industrial Development Authority Revenue, 0.02%, 5/1/31, (LOC: PNC Bank NA)(a)	2,000,000
3,600,000	Delaware County Industrial Development Authority, Scott Paper Co. Project Revenue, Series B, 0.03%, 12/1/18, (Credit Support: Kimberly-Clark Corp.)(a)	3,600,000
3,500,000	Delaware County Industrial Development Authority, Scott Paper Co. Project Revenue, Series E, 0.03%, 12/1/18, (Credit Support: Kimberly-Clark Corp.)(a)	3,500,000
32,020,000	Delaware County Industrial Development Authority, United Parcel Service Project Revenue, 0.03%, 12/1/15(a)	32,019,999
8,700,000	Emmaus General Authority Revenue, Subseries D-24, 0.02%, 3/1/24, (LOC: U.S. Bank NA)(a)	8,700,000
8,200,000	Jackson Township Industrial Development Authority Stoneridge Retirement Revenue, 0.02%, 10/15/42, (LOC: PNC Bank NA)(a)	8,200,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Owen J Roberts School District Refunding GO, Series 3405, 0.04%, 11/15/15, (Credit Support: State Aid Withholding)(a)(b)	8,155,000
7,155,000	Luzerne County Convention Center Authority Revenue, Series A, 0.02%, 9/1/28, (LOC: PNC Bank NA)(a)	7,155,000

		80,129,999

South Carolina — 1.44%
1,265,000	Richland County School District No. 2 Refunding GO, Series A, 2.00%, 2/1/16, (Credit Support: South Carolina School District)	1,284,113
5,290,000	South Carolina Educational Facilities Authority, Charleston Southern University Project Revenue, 0.04%, 4/1/28, (LOC: Bank of America NA)(a)	5,290,000
5,100,000	South Carolina Educational Facilities Authority, Columbia College Project Revenue, 0.04%, 12/1/22, (LOC: Bank of America NA)(a)	5,100,000
3,450,000	South Carolina Jobs-Economic Development Authority Revenue, 0.12%, 5/1/29, (LOC: Wells Fargo Bank)(a)	3,450,000
1,500,000	Spartanburg County School District No. 6 School Improvements GO, 4.00%, 4/1/15, (Credit Support: South Carolina School District)	1,500,000
915,000	Spartanburg County School District No. 7 School Improvements GO, 3.00%, 9/1/15, (Credit Support: South Carolina School District)	926,113
1,830,000	Spartanburg County School District No. 7 School Improvements GO, 4.00%, 3/1/16, (Credit Support: South Carolina School District)	1,893,734

		19,443,960

31

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

South Dakota — 0.37%
$ 5,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.03%, 5/1/39(a)	$5,000,000

Tennessee — 2.19%
1,800,000	Clarksville Public Building Authority Refunding Revenue, 0.04%, 7/1/35, (LOC: Bank of America, N.A.)(a)	1,800,000
7,810,000	Shelby County Health Educational & Housing Facilities Board, Hedgerow Apartments Refunding Revenue, Series A-1, 0.03%, 12/15/37, (Credit Support: Fannie Mae)(a)	7,810,000
20,000,000	Vanderbilt University TECP, 0.12%, 8/5/15(c)	20,000,000

		29,610,000

Texas — 13.29%
500,000	Austin Independent School District School Improvments Refunding GO, 5.25%, 8/1/15, (Credit Support: PSF-GTD)	508,601
10,600,000	City of Houston Utility System Refunding Revenue, Series B-3, 0.01%, 5/15/34, (LOC: Sumitomo Mitsui Banking)(a)	10,600,000
7,870,000	Dallas Performing Arts Cultural Facilities Corp. Refunding Revenue, Series B, 0.04%, 9/1/41, (LOC: JP Morgan Chase Bank NA)(a)	7,870,000
1,675,000	Del Valle Independent School District Refunding GO, 2.00%, 6/15/15, (Credit Support: PSF-GTD)	1,681,618
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.05%, 12/1/16(a)	7,050,000
570,000	Eagle Mountain & Saginaw Independent School District Refunding Revenue GO, 2.00%, 8/15/15, (Credit Support: PSF-GTD)	573,892
1,000,000	Eanes Independent School District School Improvements Refunding GO, 3.00%, 8/1/15, (Credit Support: PSF-GTD)	1,009,464
1,000,000	East Central Independent School District School Improvements GO, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	1,017,912
2,655,000	Falls City Independent School District School Improvements GO, 2.00%, 8/15/15, (Credit Support: PSF-GTD)	2,672,869
1,000,000	Fort Bend Independent School District School Improvements Refunding GO, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	1,017,965
1,000,000	Frisco Independent School District School Improvements Refunding GO, Series A, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	1,018,085
14,150,000	Gulf Coast Waste Disposal Authority Exxon Project Refunding Revenue, 0.03%, 6/1/20(a)	14,150,000
8,000,000	Gulf Coast Waste Disposal Authority Exxon Project Refunding Revenue, 0.03%, 10/1/24(a)	8,000,000
23,555,000	Harris County Cultural Educational Facilities Methodist Hospital Refunding Revenue, 0.04%, 12/1/24(a)	23,555,000
18,000,000	Harris County Cultural Educational Facilities TECP, 0.14%, 4/6/15, (Credit Support: Methodist Hospital)(c)	18,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.14%, 4/6/15, (Credit Support: Methodist Hospital)(c)	8,000,000
17,000,000	Harris County Cultural Educational Facilities TECP, 0.14%, 8/13/15, (Credit Support: Methodist Hospital)(c)	17,000,000

32

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

$11,995,000	Katy Independent School District School Improvements GO, Series A, 2.00%, 2/15/16, (Credit Support: PSF-GTD)	$12,188,655
595,000	Manor Independent School District School Improvements GO, 4.00%, 8/1/15, (Credit Support: PSF-GTD)	602,613
1,050,000	North East Independent School District School Improvements Refunding GO, 5.00%, 8/1/15, (Credit Support: PSF-GTD)	1,067,014
1,000,000	Pflugerville Independent School District Refunding GO, 4.00%, 8/15/15, (Credit Support: PSF-GTD)	1,014,265
980,000	Pharr San Juan Alamo Independent School District Refunding GO OID, 0.20%, 8/1/15, (Credit Support: PSF-GTD)(d)	979,346
1,000,000	Spring Independent School District School Improvements Refunding GO, Series 2008A, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	1,017,936
20,000,000	State of Texas Cash Flow Management GO, 1.50%, 8/31/15	20,113,580
800,000	State of Texas Financial Assistance Refunding GO, Series A, 5.00%, 8/1/15	812,879
5,500,000	State of Texas Veterans Housing Assistance Fund GO, 0.01%, 12/1/38(a)	5,500,000
7,840,000	State of Texas Veterans Housing GO, Series B, 0.02%, 12/1/42(a)	7,840,000
1,000,000	Terrell Independent School District Refunding GO, 4.00%, 8/1/15, (Credit Support: PSF-GTD)	1,012,718
1,030,000	University of Texas Financing System Refunding Revenue, Series B, 5.25%, 8/15/15	1,049,485
1,255,000	University of Texas Financing System Refunding Revenue, Series E, 4.00%, 8/15/15	1,273,192
1,610,000	University of Texas Financing System Refunding Revenue, Series E, 5.00%, 8/15/15	1,639,094

		179,836,183

Utah — 1.39%
350,000	County of Sanpete Private Primary Schools Revenue, 0.12%, 8/1/28, (LOC: U.S. Bank NA)(a)	350,000
2,335,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.12%, 4/1/25, (LOC: Wells Fargo Bank)(a)	2,335,000
4,100,000	Salt Lake County Housing Authority Refunding Revenue, 0.02%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,100,000
11,970,000	Utah Associated Municipal Power Systems Horse Butte Wind Project Revenue, 0.04%, 9/1/32, (LOC: Bank of Montreal)(a)	11,970,000

		18,755,000

Vermont — 0.24%
3,230,000	Vermont Educational & Health Buildings Financing Agency, Porter Nursing Home Project Refunding Revenue, Series A, 0.02%, 10/1/30, (LOC: TD Bank, N.A.)(a)	3,230,000

Virginia — 0.71%
9,625,000	Norfolk Redevelopment & Housing Authority Old Dominion University Project, Refunding Revenue, 0.05%, 8/1/33, (LOC: Bank of America NA)(a)	9,625,000

33

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2015 (Unaudited)

Principal Amount		Value

Washington — 1.06%
$ 4,250,000	Washington State Housing Finance Commission Lake City Senior Apartments Project Refunding Revenue, 0.02%, 7/1/44, (LOC: Freddie Mac)(a)	$4,250,000
3,840,000	Washington State Housing Finance Commission Living Care Centers Project Revenue, 0.02%, 10/1/31, (LOC: Wells Fargo Bank NA)(a)	3,840,000
4,330,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.02%, 8/1/44, (LOC: Federal Home Loan Bank, San Francisco)(a)	4,330,000
1,795,000	Washington State University & College Improvements GO, Series C, 5.00%, 1/1/16	1,859,908

		14,279,908

Wisconsin — 2.83%
6,480,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.12%, 6/1/28, (LOC: Wells Fargo Bank)(a)	6,480,000
30,250,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.03%, 7/15/28, (LOC: Bank of Montreal)(a)	30,250,000
1,635,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.03%, 3/1/23, (LOC: U.S. Bank NA)(a)	1,635,000

		38,365,000

Total Municipal Bonds		1,341,677,831

(Cost $1,341,677,831)

Shares

Investment Company — 1.11%
15,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund, Institutional Shares	15,000,000

Total Investment Company		15,000,000

(Cost $15,000,000)

Total Investments	$1,356,677,831
(Cost $1,356,677,831)(e) — 100.25%

Liabilities in excess of other assets — (0.25)%	(3,404,255)

NET ASSETS — 100.00%	$1,353,273,576

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2015. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified

34

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2015 (Unaudited)

institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GO - General Obligation

LOC - Letter of Credit

OID - Original Issue Discount

PSF-GTD - Permanent School Fund Guarantee

TECP - Tax Exempt Commercial Paper

See notes to financial statements.

35

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	Prime	U.S. Government	Tax-Free
	Money	Money	Money
	Market Fund	Market Fund	Market Fund
Assets:
Investments, at value (cost $8,726,017,022; $6,327,386,603; $1,356,677,831 respectively)	$8,726,017,022*	$6,327,386,603**	$1,356,677,831
Cash	21,743,515	80,163,369	7,342,084
Interest and dividends receivable	7,991,364	2,501,080	1,129,177
Prepaid expenses and other assets	268,394	20,290	68,106

Total Assets	8,756,020,295	6,410,071,342	1,365,217,198

Liabilities:
Distributions payable	1,755	727	—
Payable for investments purchased	2,008,781	313,532,022	11,892,581
Accrued expenses and other payables:
Investment advisory fees	736,575	486,080	374
Audit fees	12,676	14,853	17,186
Trustee fees	16,783	—	335
Distribution fees	453,620	—	—
Shareholder reports	331,188	71,549	13,855
Shareholder servicing fees	16,150	—	—
Transfer Agent fees	17,758	6,346	4,887
Other	131,780	47,947	14,404

Total Liabilities	3,727,066	314,159,524	11,943,622

Net Assets	$8,752,293,229	$6,095,911,818	$1,353,273,576

Net Assets Consist Of:
Capital	$8,756,330,773	$6,095,915,152	$1,353,278,170
Distributions in excess of net investment income	(1,031)	(16,933)	(1,300)
Accumulated net realized gains (losses) from investment transactions	(4,036,513)	13,599	(3,294)

Net Assets	$8,752,293,229	$6,095,911,818	$1,353,273,576

Net Assets:
RBC Institutional Class 1	$295,258,646	$1,080,849,101	$5,000
RBC Institutional Class 2	450,682,780	513,168,145	165,290,178
RBC Investor Class	1,994,628,184	682,071,149	156,817,259
RBC Reserve Class	4,365,934,710	2,299,305,089	618,373,676
RBC Select Class	1,645,788,909	1,520,518,334	412,787,463

Total	$8,752,293,229	$6,095,911,818	$1,353,273,576

36

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	Prime	U.S. Government	Tax-Free
	Money	Money	Money
	Market Fund	Market Fund	Market Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	295,102,821	1,080,830,019	5,000
RBC Institutional Class 2	450,641,032	513,165,728	165,360,255
RBC Investor Class	1,996,562,592	682,084,009	156,809,614
RBC Reserve Class	4,367,847,405	2,299,332,837	618,374,651
RBC Select Class	1,646,296,890	1,520,536,946	412,777,020

Total	8,756,450,740	6,095,949,539	1,353,326,540

Net Asset Values and Redemption Price per Share:
RBC Institutional Class 1	$1.00	$1.00	$1.00

RBC Institutional Class 2	$1.00	$1.00	$1.00

RBC Investor Class	$1.00	$1.00	$1.00

RBC Reserve Class	$1.00	$1.00	$1.00

RBC Select Class	$1.00	$1.00	$1.00

*	$1,125,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.
**	$1,275,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

See notes to financial statements.

37

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

	Prime	U.S. Government	Tax-Free
	Money	Money	Money
	Market Fund	Market Fund	Market Fund
Investment Income:
Interest income	$9,357,737	$3,256,901	$393,239
Dividend income	—	—	452

Total Investment Income	9,357,737	3,256,901	393,691

Expenses:
Investment advisory fees	4,920,171	2,992,198	675,494
Distribution fees-RBC Institutional Class 2	328,827	355,889	138,872
Distribution fees-RBC Investor Class	10,564,682	3,335,612	677,180
Distribution fees-RBC Reserve Class	22,974,303	10,203,170	2,831,547
Distribution fees-RBC Select Class	6,909,735	5,840,025	1,604,607
Shareholder services administration fees-RBC Institutional Class 1	114,034	278,844	2
Accounting fees	246,009	149,610	33,775
Audit fees	17,814	17,814	17,814
Custodian fees	90,239	55,324	9,066
Insurance fees	36,469	19,374	5,698
Legal fees	135,925	62,919	16,830
Registration and filing fees	180,574	186,693	104,187
Shareholder reports	291,922	67,789	15,703
Transfer agent fees-RBC Institutional Class 1	26,357	4,451	1,969
Transfer agent fees-RBC Institutional Class 2	3,315	3,156	3,042
Transfer agent fees-RBC Investor Class	3,006	3,006	3,006
Transfer agent fees-RBC Reserve Class	2,961	2,961	3,006
Transfer agent fees-RBC Select Class	4,187	3,006	2,978
Trustees’ fees	172,570	86,967	20,819
Other fees	152,956	87,547	32,111

Total expenses before fee reductions	47,176,056	23,756,355	6,197,706
Expenses reduced by:
Advisor - Class Specific	—	(785,121)	(618,060)
Shareholder Services Administrator - Class Specific	(19,949)	(278,844)	(2)
Distributor - Class Specific	(38,291,182)	(19,734,696)	(5,252,206)

Net Expenses	8,864,925	2,957,694	327,438

Net Investment Income	492,812	299,207	66,253

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	22,748	(3,064)	12,766

Change in net assets resulting from operations	$515,560	$296,143	$79,019

See notes to financial statements.

38

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Prime
	Money Market Fund
	For the	For the
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$492,812	$1,237,554
Net realized gains from investment transactions	22,748	13,174

Change in net assets resulting from operations	515,560	1,250,728

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(23,386)	(126,773)
RBC Institutional Class 2 Shareholders	(21,920)	(54,213)
RBC Investor Class Shareholders	(105,743)	(246,155)
RBC Reserve Class Shareholders	(255,366)	(617,906)
RBC Select Class Shareholders	(86,397)	(192,507)

Change in net assets resulting from shareholder distributions	(492,812)	(1,237,554)

Capital Transactions:
Proceeds from shares issued	4,824,203,366	17,971,896,479
Distributions reinvested	481,309	1,181,199
Cost of shares redeemed	(7,138,644,314)	(19,950,583,437)

Change in net assets resulting from capital transactions	(2,313,959,639)	(1,977,505,759)

Net increase (decrease) in net assets	(2,313,936,891)	(1,977,492,585)

Net Assets:
Beginning of period	11,066,230,120	13,043,722,705

End of period	$8,752,293,229	$11,066,230,120

Distributions in excess of net investment income	$(1,031)	$(1,031)

Share Transactions:
Issued	4,824,203,366	17,971,896,479
Reinvested	481,309	1,181,199
Redeemed	(7,138,644,314)	(19,950,583,437)

Change in shares resulting from capital transactions	(2,313,959,639)	(1,977,505,759)

See notes to financial statements.

39

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	U.S. Government
	Money Market Fund
	For the	For the
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$299,207	$601,637
Net realized gains (losses) from investment transactions	(3,064)	16,663

Change in net assets resulting from operations	296,143	618,300

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(58,741)	(123,107)
RBC Institutional Class 2 Shareholders	(25,061)	(50,656)
RBC Investor Class Shareholders	(35,220)	(71,835)
RBC Reserve Class Shareholders	(119,591)	(223,585)
RBC Select Class Shareholders	(77,257)	(137,720)

Change in net assets resulting from Distributions of Net Investment Income	(315,870)	(606,903)

Capital Transactions:
Proceeds from shares issued	2,780,680,247	5,266,489,871
Distributions reinvested	310,745	588,816
Cost of shares redeemed	(2,323,017,957)	(5,754,230,322)

Change in net assets resulting from capital transactions	457,973,035	(487,151,635)

Net increase (decrease) in net assets	457,953,308	(487,140,238)

Net Assets:
Beginning of period	5,637,958,510	6,125,098,748

End of period	$6,095,911,818	$5,637,958,510

Distributions in excess of net investment income	$(16,933)	$(270)

Share Transactions:
Issued	2,780,680,247	5,266,489,871
Reinvested	310,745	588,816
Redeemed	(2,323,017,957)	(5,754,230,322)

Change in shares resulting from capital transactions	457,973,035	(487,151,635)

See notes to financial statements.

40

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tax-Free
	Money Market Fund
	For the	For the
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$66,253	$145,169
Net realized gains from investment transactions	12,766	26,146

Change in net assets resulting from operations	79,019	171,315

Distributions from Net Investment Income
RBC Institutional Class 2 Shareholders	(9,263)	(30,678)
RBC Investor Class Shareholders	(6,771)	(14,608)
RBC Reserve Class Shareholders	(31,462)	(62,634)
RBC Select Class Shareholders	(20,057)	(37,249)

Change in net assets resulting from Distributions of Net Investment Income	(67,553)	(145,169)

Capital Transactions:
Proceeds from shares issued	729,549,981	1,792,046,707
Distributions reinvested	67,561	145,194
Cost of shares redeemed	(685,572,626)	(1,845,621,176)

Change in net assets resulting from capital transactions	44,044,916	(53,429,275)

Net increase (decrease) in net assets	44,056,382	(53,403,129)

Net Assets:
Beginning of period	1,309,217,194	1,362,620,323

End of period	$1,353,273,576	$1,309,217,194

Distributions in excess of net investment income	$(1,300)	$—

Share Transactions:
Issued	729,549,981	1,792,046,707
Reinvested	67,561	145,194
Redeemed	(685,572,626)	(1,845,621,176)

Change in shares resulting from capital transactions	44,044,916	(53,429,275)

See notes to financial statements.

41

FINANCIAL HIGHLIGHTS

Prime Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value,	Net	Net Realized /	Total from	Net
	Beginning	Investment	Unrealized Gain/(Loss)	Investment	Investment	Total	Net Asset Value,
	of Period	Income	on Investments	Activities	Income	Distributions	End of Period
RBC Institutional Class 1
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Institutional Class 2
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

42

FINANCIAL HIGHLIGHTS

Prime Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Income	Ratio of Expenses
	Return(c)	End of Period (millions)	to Average Net Assets	to Average Net Assets	to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 295	0.18%(h)	0.01%(h)	0.19%(h)
Year Ended September 30, 2014	0.01%	716	0.18%	0.01%	0.18%
Year Ended September 30, 2013	0.06%	1,760	0.17%	0.07%	0.17%
Year Ended September 30, 2012	0.09%	1,746	0.17%	0.09%	0.17%(d)
Year Ended September 30, 2011	0.13%	1,978	0.17%	0.14%	0.17%(d)
Year Ended September 30, 2010	0.19%	4,051	0.17%	0.19%	0.17%(d)
RBC Institutional Class 2
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 451	0.18%(h)	0.01%(h)	0.28%(h)
Year Ended September 30, 2014	0.01%	448	0.18%	0.01%	0.27%
Year Ended September 30, 2013	0.01%	586	0.22%	0.01%	0.27%
Year Ended September 30, 2012	0.01%	633	0.25%	0.01%	0.27%
Year Ended September 30, 2011	0.04%	687	0.26%	0.04%	0.27%
Year Ended September 30, 2010	0.09%	830	0.27%	0.07%	0.27%
RBC Investor Class
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 1,995	0.18%(h)	0.01%(h)	1.13%(h)
Year Ended September 30, 2014	0.01%	2,200	0.18%	0.01%	1.12%
Year Ended September 30, 2013	0.01%	2,658	0.22%	0.01%	1.12%
Year Ended September 30, 2012	0.01%	2,816	0.26%	0.01%	1.12%
Year Ended September 30, 2011	0.01%	3,199	0.30%	0.01%	1.12%
Year Ended September 30, 2010	0.01%	3,995	0.35%	0.01%	1.13%
RBC Reserve Class
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 4,366	0.18%(h)	0.01%(h)	1.03%(h)
Year Ended September 30, 2014	0.01%	5,909	0.18%	0.01%	1.02%
Year Ended September 30, 2013	0.01%	6,213	0.22%	0.01%	1.02%
Year Ended September 30, 2012	0.01%	5,453	0.26%	0.01%	1.02%
Year Ended September 30, 2011	0.01%	5,032	0.29%	0.01%	1.01%
Year Ended September 30, 2010	0.01%	5,165	0.35%	0.01%	1.03%
RBC Select Class
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 1,646	0.18%(h)	0.01%(h)	0.93%(h)
Year Ended September 30, 2014	0.01%	1,794	0.18%	0.01%	0.92%
Year Ended September 30, 2013	0.01%	1,826	0.22%	0.01%	0.92%
Year Ended September 30, 2012	0.01%	1,668	0.26%	0.01%	0.92%
Year Ended September 30, 2011	0.01%	1,595	0.29%	0.01%	0.92%
Year Ended September 30, 2010	0.01%	1,572	0.35%	0.01%	0.92%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(d)	There were no waivers or reimbursements during the period.
(g)	Not annualized.
(h)	Annualized.

See notes to financial statements.

43

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value,	Net	Net Realized/	Total from	Net
	Beginning	Investment	Unrealized Gain/(Loss)	Investment	Investment	Total	Net Asset Value,
	of Period	Income	on Investments	Activities	Income	Distributions	End of Period
RBC Institutional Class 1
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Institutional Class 2
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

44

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total	Net Assets,	Ratio of Net Expenses	Ratio of Net Investment Income	Ratio of Expenses
	Return(c)	End of Period (millions)	to Average Net Assets	to Average Net Assets	to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 1,081	0.10%(h)	0.01%(h)	0.18%(h)
Year Ended September 30, 2014	0.01%	1,173	0.09%	0.01%	0.17%
Year Ended September 30, 2013	0.01%	1,231	0.13%	0.01%	0.17%
Year Ended September 30, 2012	0.01%	1,046	0.16%	0.01%	0.17%
Year Ended September 30, 2011	0.05%	1,580	0.17%	0.05%	0.17%
Year Ended September 30, 2010	0.11%	662	0.17%	0.11%	0.17%(d)
RBC Institutional Class 2
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 513	0.10%(h)	0.01%(h)	0.28%(h)
Year Ended September 30, 2014	0.01%	299	0.09%	0.01%	0.27%
Year Ended September 30, 2013	0.01%	497	0.12%	0.01%	0.27%
Year Ended September 30, 2012	0.01%	213	0.16%	0.01%	0.27%
Year Ended September 30, 2011	0.01%	142	0.20%	0.01%	0.27%
Year Ended September 30, 2010	0.02%	124	0.27%	0.02%	0.27%
RBC Investor Class
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 682	0.10%(h)	0.01%(h)	1.13%(h)
Year Ended September 30, 2014	0.01%	672	0.09%	0.01%	1.12%
Year Ended September 30, 2013	0.01%	795	0.13%	0.01%	1.12%
Year Ended September 30, 2012	0.01%	857	0.16%	0.01%	1.12%
Year Ended September 30, 2011	0.01%	981	0.21%	0.01%	1.12%
Year Ended September 30, 2010	0.01%	1,260	0.27%	0.01%	1.13%
RBC Reserve Class
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 2,299	0.10%(h)	0.01%(h)	1.02%(h)
Year Ended September 30, 2014	0.01%	2,140	0.09%	0.01%	1.02%
Year Ended September 30, 2013	0.01%	2,288	0.13%	0.01%	1.02%
Year Ended September 30, 2012	0.01%	1,896	0.16%	0.01%	1.02%
Year Ended September 30, 2011	0.01%	1,748	0.21%	0.01%	1.02%
Year Ended September 30, 2010	0.01%	1,752	0.27%	0.01%	1.03%
RBC Select Class
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 1,521	0.10%(h)	0.01%(h)	0.92%(h)
Year Ended September 30, 2014	0.01%	1,354	0.09%	0.01%	0.92%
Year Ended September 30, 2013	0.01%	1,313	0.13%	0.01%	0.92%
Year Ended September 30, 2012	0.01%	1,309	0.16%	0.01%	0.92%
Year Ended September 30, 2011	0.01%	1,262	0.21%	0.01%	0.92%
Year Ended September 30, 2010	0.01%	1,139	0.27%	0.01%	0.93%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(d)	There were no waivers or reimbursements during the period.
(g)	Not annualized.
(h)	Annualized.

See notes to financial statements.

45

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value,	Net	Net Realized/	Total from	Net	Net
	Beginning	Investment	Unrealized Gain/(Loss)	Investment	Investment	Realized	Net Asset Value,
	of Period	Income	on Investments	Activities	Income	Gains	End of Period
RBC Institutional Class 1
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Period Ended September 30, 2014(e)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended October 28, 2012(f)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Institutional Class 2
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Six Months Ended March 31, 2015 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2014	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(e)	For the period from July 28, 2014 to September 30, 2014.
(f)	There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to July 27, 2014.

See notes to financial statements.

46

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(c)	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2015 (Unaudited)	0.00%(g)	$—(i)	0.05%(h)	0.01%(h)	79.21%(h)
Period Ended September 30, 2014(e)	0.00%(g)	—(i)	0.09%(h)	0.00%(h)	71.03%(j)
Period Ended October 28, 2012(f)	0.00%(g)	—	0.18%(h)	0.01%(h)	0.19%(h)
Year Ended September 30, 2012	0.02%	26	0.16%	0.02%	0.19%
Year Ended September 30, 2011	0.09%	37	0.18%	0.10%	0.19%
Year Ended September 30, 2010	0.25%	71	0.18%	0.22%	0.18%(d)
RBC Institutional Class 2
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 165	0.05%(h)	0.01%(h)	0.29%(h)
Year Ended September 30, 2014	0.01%	192	0.07%	0.01%	0.29%
Year Ended September 30, 2013	0.01%	256	0.13%	0.01%	0.29%
Year Ended September 30, 2012	0.01%	202	0.17%	0.01%	0.29%
Year Ended September 30, 2011	0.02%	214	0.26%	0.02%	0.29%
Year Ended September 30, 2010	0.15%	282	0.28%	0.09%	0.28%
RBC Investor Class
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 157	0.05%(h)	0.01%(h)	1.14%(h)
Year Ended September 30, 2014	0.01%	129	0.07%	0.01%	1.14%
Year Ended September 30, 2013	0.01%	153	0.13%	0.01%	1.14%
Year Ended September 30, 2012	0.01%	162	0.17%	0.01%	1.13%
Year Ended September 30, 2011	0.02%	167	0.26%	0.01%	1.14%
Year Ended September 30, 2010	0.02%	210	0.42%	0.01%	1.15%
RBC Reserve Class
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 618	0.05%(h)	0.01%(h)	1.04%(h)
Year Ended September 30, 2014	0.01%	598	0.07%	0.01%	1.04%
Year Ended September 30, 2013	0.01%	607	0.13%	0.01%	1.04%
Year Ended September 30, 2012	0.01%	600	0.17%	0.01%	1.04%
Year Ended September 30, 2011	0.02%	520	0.26%	0.01%	1.04%
Year Ended September 30, 2010	0.02%	612	0.40%	0.01%	1.04%
RBC Select Class
Six Months Ended March 31, 2015 (Unaudited)	0.01%(g)	$ 413	0.05%(h)	0.01%(h)	0.94%(h)
Year Ended September 30, 2014	0.01%	390	0.07%	0.01%	0.94%
Year Ended September 30, 2013	0.01%	347	0.13%	0.01%	0.94%
Year Ended September 30, 2012	0.01%	373	0.17%	0.01%	0.94%
Year Ended September 30, 2011	0.02%	300	0.26%	0.01%	0.93%
Year Ended September 30, 2010	0.02%	286	0.40%	0.01%	0.94%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(d)	There were no waivers or reimbursements during the period.
(e)	For the period from July 28, 2014 to September 30, 2014.
(f)	There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to July 27, 2014.
(g)	Not annualized.
(h)	Annualized.
(i)	Less than $1,000,000.
(j)	Annual class specific transfer agent fees that were incurred upon the initial subscription into RBC Institutional Class 1 were not annualized. Had such expenses been annualized the expense ratio would have been 398.86%.

See notes to financial statements.

47

NOTES TO FINANCIAL STATEMENTS

March 31, 2015 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following three investment portfolios (each a “Fund” and collectively, the “Funds”):

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

The Funds offer five share classes: RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

Each Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Trust’s Board of Trustees (“Board”) believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities and other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the

48

NOTES TO FINANCIAL STATEMENTS

Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

In accordance with Rule 2a-7, the fair values of the securities held in the Funds are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

—   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—   Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

—   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2015 is as follows:

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Funds	Quoted Prices	Inputs	Inputs	Total
Prime Money Market	$—	$8,726,017,022(b)(c)	$—	$8,726,017,022
U.S. Government Money Market	—	6,327,386,603(b)(c)	—	6,327,386,603
Tax-Free Money Market	15,000,000(a)	1,341,677,831(b)(c)	—	1,356,677,831

49

NOTES TO FINANCIAL STATEMENTS

(a) Level 1 investments consist of Investment Companies.

(b) The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.

(c) The breakdown of the Fund’s investments by state classification or political subdivision is disclosed in the Schedules of Portfolio Investments.

During the six months ended March 31, 2015, the Funds recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium and discount using the effective yield method.

When Issued Transactions:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on the trade date and begin earning interest on the settlement date. As of March 31, 2015, the Funds held no when-issued securities.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated

50

NOTES TO FINANCIAL STATEMENTS

daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on the proportion of relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. distribution in excess of net investment income), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

3. Agreements and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory Agreement with RBC GAM (US) under which RBC GAM (US) manages the Funds’ assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires the Funds to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets as follows:

Annual Rate
Prime Money Market Fund	0.10%
U.S. Government Money Market Fund	0.10%
Tax-Free Money Market Fund	0.10%

51

NOTES TO FINANCIAL STATEMENTS

RBC Institutional Class 1 of the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund pays the Advisor an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares of a Fund that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM (US) has contractually agreed to waive fees and/or reimburse expenses under an Expense Limitation Agreement in order to maintain the net annual fund operating expenses at 0.20% for RBC Institutional Class 1 of the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund. During the six months ended March 31, 2015, there were no fees waived under this agreement.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the Administrative Services Agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the Administrative Services Agreement, RBC GAM (US) does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the advisor, either co-administrator or distributor) an annual retainer of $41,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Security Transactions with Affiliated Funds

During the six months ended March 31, 2015, the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund engaged in security purchase and sale transactions with other RBC Funds or investment advisory clients managed by RBC GAM (US). These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 (as amended) and amounted to $6,000,000 and $96,315,000 for Prime Money Market Fund, respectively, and $98,315,000 and $6,000,000 for Tax-Free Money Market Fund, respectively.

52

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution

The Prime Money Market, U. S. Government Money Market and Tax-Free Money Market Funds have adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and the RBC Select Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class	RBC Reserve Class	RBC Select Class
12b-1 Plan Fee	0.15%	1.00%	0.90%	0.80%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a Shareholder Account and Distribution Services Agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets for certain shareholder account servicing support provided to the Funds. RBC Capital Markets has agreed to waive fees and/or reimburse expenses in order to maintain the net annual fund operating expenses for each class listed below for each Fund to the following amounts:

Fund	Operating Expense Limit
Prime Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.05%
RBC Reserve Class	0.90%
RBC Select Class	0.80%

U.S. Government Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.77%

Tax-Free Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.70%

This Expense Limitation Agreement is in place until January 31, 2016. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, any expenses in excess of the Expense Limitation and repay RBC Capital Markets such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation. At March 31, 2015, the amounts subject to possible recoupment under the expense limitation agreement are $10,843,501, $6,939,554 and $2,274,179 for the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund, respectively.

RBC Capital Markets and/or the Adviser may voluntarily waive and/or reimburse additional fund operating expenses at any time, such as to maintain a minimum yield in a fund. Any such voluntary program may be modified or discontinued at any time without notice.

53

NOTES TO FINANCIAL STATEMENTS

For the six months ended March 31, 2015, the following distribution fees were waived:

Fund	Distribution Fees Waived
Prime Money Market Fund
RBC Institutional Class 2	$ 214,202
RBC Investor Class	10,001,663
RBC Reserve Class	21,624,764
RBC Select Class	6,450,553

U.S. Government Money Market Fund
RBC Institutional Class 2	$ 355,889
RBC Investor Class	3,335,612
RBC Reserve Class	10,203,170
RBC Select Class	5,840,025

Tax-Free Money Market Fund
RBC Institutional Class 2	$ 138,872
RBC Investor Class	677,180
RBC Reserve Class	2,831,547
RBC Select Class	1,604,607

For the six months ended March 31, 2015, shareholder servicing fees were voluntarily waived for the RBC Institutional Class 1 in the amount of $19,949, $278,844 and $2 for the Prime Money Market Fund, U.S. Government Money Market Fund and the Tax-Free Money Market Fund, respectively and the Advisor voluntarily waived fees or reimbursed expenses totaling $785,121 for the U.S. Government Money Market Fund, which represented $151,462, $61,279, $89,278, $293,315 and $189,787 for RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class, respectively and $618,060 for the Tax-Free Money Market Fund which represented $1,971, $85,530 $63,707, $284,418 and $182,434 for RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class, respectively.

54

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions for the period were as follows:

	Prime		U.S. Government
	Money Market Fund		Money Market Fund

	For the Six Months	For the Year	For the Six Months	For the Year
	Ended	Ended	Ended	Ended
	March 31,	September 30,	March 31,	September 30,
	2015	2014	2015	2014
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$2,765,986,036	$12,650,090,214	$370,951,727	$1,467,650,462
Distributions reinvested	11,815	70,358	53,586	104,988
Cost of shares redeemed	(3,186,413,518)	(13,694,762,112)	(463,299,174)	(1,525,784,158)

Change in RBC Institutional Class 1	$(420,415,667)	$(1,044,601,540)	$(92,293,861)	$(58,028,708)

RBC Institutional Class 2
Proceeds from shares issued	$235,683,611	$674,136,753	$679,988,090	$977,774,010
Distributions reinvested	21,923	54,179	25,062	50,658
Cost of shares redeemed	(233,125,761)	(811,907,284)	(465,402,246)	(1,176,690,100)

Change in RBC Institutional Class 2	$2,579,773	$(137,716,352)	$214,610,906	$(198,865,432)

RBC Investor Class
Proceeds from shares issued	$280,210,552	$996,493,420	$293,306,916	$452,272,374
Distributions reinvested	105,758	246,166	35,224	71,844
Cost of shares redeemed	(485,264,149)	(1,455,344,868)	(283,010,565)	(575,738,715)

Change in RBC Investor Class	$(204,947,839)	$(458,605,282)	$10,331,575	$(123,394,497)

RBC Reserve Class
Proceeds from shares issued	$864,889,312	$2,063,865,998	$607,173,863	$1,068,391,963
Distributions reinvested	255,403	617,965	119,606	223,600
Cost of shares redeemed	(2,407,833,419)	(2,368,930,778)	(448,310,942)	(1,216,454,661)

Change in RBC Reserve Class	$(1,542,688,704)	$(304,446,815)	$158,982,527	$(147,839,098)

RBC Select Class
Proceeds from shares issued	$677,433,855	$1,587,310,094	$829,259,651	$1,300,401,062
Distributions reinvested	86,410	192,531	77,267	137,726
Cost of shares redeemed	(826,007,467)	(1,619,638,395)	(662,995,030)	(1,259,562,688)

Change in RBC Select Class	$(148,487,202)	$(32,135,770)	$166,341,888	$40,976,100

Change in net assets resulting from capital transactions	$(2,313,959,639)	$(1,977,505,759)	$457,973,035	$(487,151,635)

55

NOTES TO FINANCIAL STATEMENTS

	Tax-Free
	Money Market Fund

	For the Six Months	For the Year
	Ended	Ended
	March 31,	September 30,
	2015	2014
	(Unaudited)
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$—	$5,000

Change in RBC Institutional Class 1	$—	$5,000

RBC Institutional Class 2
Proceeds from shares issued	$133,064,219	$720,535,621
Distributions reinvested	9,263	30,690
Cost of shares redeemed	(159,771,407)	(784,694,782)

Change in RBC Institutional Class 2	$(26,697,925)	$(64,128,471)

RBC Investor Class
Proceeds from shares issued	$89,232,012	$202,928,722
Distributions reinvested	6,772	14,612
Cost of shares redeemed	(61,889,010)	(226,023,506)

Change in RBC Investor Class	$27,349,774	$(23,080,172)

RBC Reserve Class
Proceeds from shares issued	$279,358,153	$437,756,662
Distributions reinvested	31,466	62,636
Cost of shares redeemed	(258,892,288)	(447,064,830)

Change in RBC Reserve Class	$20,497,331	$(9,245,532)

RBC Select Class
Proceeds from shares issued	$227,895,597	$430,820,702
Distributions reinvested	20,060	37,256
Cost of shares redeemed	(205,019,921)	(387,838,058)

Change in RBC Select Class	$22,895,736	$43,019,900

Change in net assets resulting from capital transactions	$44,044,916	$(53,429,275)

6. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

56

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the year ended September 30, 2014 were as follows:

	Distributions Paid From
		Net	Net			Total
	Ordinary	Long Term	Short Term	Total Taxable	Tax Exempt	Distributions
	Income	Capital Gains	Capital Gains	Distributions	Distributions	Paid*
Prime Money Market Fund	$1,247,495	$ —	$—	$1,247,495	$ —	$1,247,495
U.S. Government Money Market Fund	606,716	362	—	607,078	—	607,078
Tax-Free Money Market Fund	1,000	—	—	1,000	144,169	145,169

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2015.

As of March 31, 2015, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

	Capital Loss
	Carryforward	Expires
Prime Money Market Fund	$4,059,261	2017

Tax-Free Money Market Fund	10,264	2019

As of March 31, 2015, the Tax-Free Money Market Fund had a short-term capital loss carryforward of $5,796 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds did not have any deferred qualified late-year capital losses for the year ending September 30, 2014.

7. Line of Credit

The Tax-Free Money Market Fund is the sole participant in an uncommitted, unsecured $150,000,000 line of credit with U.S. Bank N.A. (the “Bank”), the Fund’s custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of February 13, 2016. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate –  1⁄2% per annum. There were no loans outstanding pursuant to this line of credit at March 31, 2015. During the six months ended March 31, 2015, the Tax-Free Money Market Fund did not utilize this line of credit.

8. Regulatory Matters

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended 2-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

57

NOTES TO FINANCIAL STATEMENTS

9. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

58

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expenses Paid During Period* 10/1/14-3/31/15	Annualized Expense Ratio During Period 10/1/14-3/31/15
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,000.10	$0.90	0.18%
RBC Institutional Class 2	1,000.00	1,000.10	0.90	0.18%
RBC Investor Class	1,000.00	1,000.10	0.90	0.18%
RBC Reserve Class	1,000.00	1,000.10	0.90	0.18%
RBC Select Class	1,000.00	1,000.10	0.90	0.18%

U.S. Government Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.10	0.50	0.10%
RBC Institutional Class 2	1,000.00	1,000.10	0.50	0.10%
RBC Investor Class	1,000.00	1,000.10	0.50	0.10%
RBC Reserve Class	1,000.00	1,000.10	0.50	0.10%
RBC Select Class	1,000.00	1,000.10	0.50	0.10%

Tax-Free Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.00	0.25	0.05%
RBC Institutional Class 2	1,000.00	1,000.10	0.25	0.05%
RBC Investor Class	1,000.00	1,000.10	0.25	0.05%
RBC Reserve Class	1,000.00	1,000.10	0.25	0.05%
RBC Select Class	1,000.00	1,000.10	0.25	0.05%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

59

SUPPLEMENTAL INFORMATION (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expenses Paid During Period* 10/1/14-3/31/15	Annualized Expense Ratio During Period 10/1/14-3/31/15
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.03	$0.91	0.18%
RBC Institutional Class 2	1,000.00	1,024.03	0.91	0.18%
RBC Investor Class	1,000.00	1,024.03	0.91	0.18%
RBC Reserve Class	1,000.00	1,024.03	0.91	0.18%
RBC Select Class	1,000.00	1,024.03	0.91	0.18%

U.S. Government Money Market Fund
RBC Institutional Class 1	1,000.00	1,024.43	0.50	0.10%
RBC Institutional Class 2	1,000.00	1,024.43	0.50	0.10%
RBC Investor Class	1,000.00	1,024.43	0.50	0.10%
RBC Reserve Class	1,000.00	1,024.43	0.50	0.10%
RBC Select Class	1,000.00	1,024.43	0.50	0.10%

Tax-Free Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.00	0.25	0.05%
RBC Institutional Class 2	1,000.00	1,024.68	0.25	0.05%
RBC Investor Class	1,000.00	1,024.68	0.25	0.05%
RBC Reserve Class	1,000.00	1,024.68	0.25	0.05%
RBC Select Class	1,000.00	1,024.68	0.25	0.05%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

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62

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2015.

NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-15

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	May 29, 2015

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	May 29, 2015

* Print the name and title of each signing officer under his or her signature.